Schedule of Investments		January 31, 2026 (Unaudited)
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 1.1%
Materials — 1.1%
Andean Silver *(A)	5,455,521	$8,217,010
Kingsgate Consolidated *(A)	9,261,927	42,304,644
Silver Mines *(A)	71,297,087	12,486,792
Unico Silver *(A)	14,260,319	8,891,158

TOTAL AUSTRALIA		71,899,604
BRAZIL — 21.5%
Materials — 21.5%
Wheaton Precious Metals	10,186,667	1,343,315,777

CANADA — 39.6%
Materials — 39.6%
AbraSilver Resource *	5,683,437	49,986,881
Aftermath Silver *	8,928,824	6,263,991
Americas Gold & Silver *	8,634,136	64,334,403
Andean Precious Metals *(A)	1,842,797	11,866,625
Avino Silver & Gold Mines *	5,618,689	50,537,704
Blackrock Silver *(A)	10,831,742	11,678,428
Discovery Silver *	26,773,177	189,408,142
Dolly Varden Silver *(A)	2,345,464	11,015,878
Endeavour Silver *(A)	10,464,767	114,379,903
First Majestic Silver	16,065,307	336,337,521
Fortuna Mining *	12,953,558	127,416,750
GoGold Resources *	12,960,438	30,531,180
Guanajuato Silver *(A)	19,091,208	11,278,637
Integra Resources, Cl Common Subs. Receipt *	6,733,875	24,913,572
McEwen *(A)	1,889,099	45,621,741
New Pacific Metals *	4,259,480	14,374,939
OR Royalties	5,984,959	237,294,575
Pan American Silver	13,432,974	733,440,380
Santacruz Silver Mining *(A)	3,523,259	42,461,759
Silver Tiger Metals *(A)	14,816,507	11,160,386
SSR Mining *	8,516,162	194,423,979
Triple Flag Precious Metals	2,800,290	94,938,754
Vizsla Silver *	11,326,137	57,628,094

TOTAL CANADA		2,471,294,222

Schedule of Investments		January 31, 2026 (Unaudited)
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 1.4%
Materials — 1.4%
Silvercorp Metals	8,895,470	$90,061,584

MEXICO — 10.7%
Materials — 10.7%
Fresnillo	7,139,520	362,692,671
Industrias Penoles *	5,216,299	304,552,236

TOTAL MEXICO		667,244,907
MOROCCO — 1.3%
Materials — 1.3%
Aya Gold & Silver *(A)	4,991,511	81,462,462

PERU — 4.5%
Materials — 4.5%
Cia de Minas Buenaventura SAA ADR	6,950,054	238,108,850
Hochschild Mining	4,709,978	43,691,698

TOTAL PERU		281,800,548
SOUTH KOREA — 5.5%
Materials — 5.5%
Korea Zinc	261,394	342,133,039

UNITED STATES — 14.4%
Materials — 14.4%
Coeur Mining *	23,353,436	477,344,232
Gold Resource *	3,912,978	5,243,390
Hecla Mining	16,143,125	363,543,175
Hycroft Mining Holding, Cl A *(A)	1,432,333	53,497,638

TOTAL UNITED STATES		899,628,435
TOTAL COMMON STOCK (Cost $3,467,528,052)		6,248,840,578

	Face Amount
U.S. TREASURY OBLIGATIONS — 12.7%
U.S. Treasury Bills 3.640%, 03/3/2026(B)	$500,000,000	498,539,930

Schedule of Investments		January 31, 2026 (Unaudited)
Global X Silver Miners ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
0.000%, 03/31/2026(C)	$300,000,000	$298,269,099
		796,809,029
TOTAL U.S. TREASURY OBLIGATIONS (Cost $796,892,583)		796,809,029

REPURCHASE AGREEMENTS(D) — 0.6%
Bank of America Securities, Inc. 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $7,604,881 (collateralized by various U.S. Government Obligations, ranging in par value $15,918 - $4,144,838, 1.500% - 6.500%, 08/01/2033 - 02/01/2056, with a total market value of $7,730,732)	7,602,556	7,602,556
Citadel Securities LLC 3.710%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $8,090,326 (collateralized by various U.S. Treasury Obligations, ranging in par value $508 - $777,272, 0.000% - 4.500%, 02/15/2026 - 11/15/2055, with a total market value of $8,211,494)	8,087,826	8,087,826
Citigroup Global Markets, Inc. 3.660%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $2,066,922 (collateralized by various U.S. Treasury Obligations, ranging in par value $2,040,838, 4.250%, 02/15/2028, with a total market value of $2,068,022)	2,066,292	2,066,292
Citigroup Global Markets, Inc. 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $601,981 (collateralized by various U.S. Government Obligations, ranging in par value $3,595 - $21,353, 3.500% - 7.500%, 11/01/2049 - 01/20/2056, with a total market value of $610,896)	601,797	601,797

Schedule of Investments		January 31, 2026 (Unaudited)
Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
Clear Street LLC 3.720%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $7,604,913 (collateralized by various U.S. Government Obligations, ranging in par value $11,327 - $2,215,297, 2.500% - 7.000%, 11/01/2030 - 02/01/2056, with a total market value of $7,720,539)	$7,602,556	$7,602,556
JP Morgan Securities LLC 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $2,265,684 (collateralized by various U.S. Government Obligations, ranging in par value $2,110 - $363,025, 1.500% - 7.000%, 04/01/2035 - 02/01/2056, with a total market value of $2,300,799)	2,264,991	2,264,991
Nomura Securities International, Inc. 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $6,192,158 (collateralized by various U.S. Government Obligations, ranging in par value $5,688 - $1,226,772, 2.500% - 6.500%, 08/01/2035 - 01/01/2056, with a total market value of $6,287,976)	6,190,265	6,190,265

TOTAL REPURCHASE AGREEMENTS (Cost $34,416,283)		34,416,283
TOTAL INVESTMENTS — 113.3% (Cost $4,298,836,918)		$7,080,065,890

Percentages are based on Net Assets of $6,248,373,130.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2026. The total market value of securities on loan at January 31, 2026 was $29,828,801.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	There is currently no stated interest rate.

Schedule of Investments		January 31, 2026 (Unaudited)
Global X Silver Miners ETF

(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2026 was $34,416,283. The total value of non-cash collateral held from securities on loan as of January 31, 2026 was $882,877.

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,248,840,578	$—	$—	$6,248,840,578
U.S. Treasury Obligations	—	796,809,029	—	796,809,029
Repurchase Agreements	—	34,416,283	—	34,416,283
Total Investments in Securities	$6,248,840,578	$831,225,312	$—	$7,080,065,890

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments		January 31, 2026 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 12.7%
Materials — 12.7%
BHP Group	8,682,561	$307,595,439
Develop Global *(A)	7,166,973	26,459,735
Glencore PLC	53,010,501	363,172,816
Sandfire Resources *	17,508,008	243,464,891
WA1 Resources *	1,277,363	15,284,150

TOTAL AUSTRALIA		955,977,031
BRAZIL — 1.6%
Materials — 1.6%
ERO Copper *	3,629,947	122,450,230

CANADA — 17.4%
Materials — 17.4%
Altius Minerals	1,427,208	45,425,296
Capstone Copper *	21,200,527	236,248,534
Collective Mining *	2,012,366	33,288,039
Foran Mining *	9,432,620	45,904,047
HudBay Minerals	14,618,735	348,155,082
Luca Mining *(A)	8,534,485	11,596,538
LunR Royalties *	1,273,705	16,930,684
NGEx Minerals *	4,921,864	102,351,800
Northern Dynasty Minerals *	20,345,013	41,767,261
Solaris Resources *	3,378,011	31,356,643
Taseko Mines *	11,668,880	88,916,866
Teck Resources, Cl B	5,681,365	306,608,688

TOTAL CANADA		1,308,549,478
CHILE — 10.0%
Materials — 10.0%
Antofagasta PLC	6,883,537	344,587,748
Lundin Mining, Cl Common Subs. Receipt	16,158,614	409,886,934

TOTAL CHILE		754,474,682
CHINA — 15.8%
Materials — 15.8%
China Gold International Resources	9,306,300	244,523,190

Schedule of Investments		January 31, 2026 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
China Nonferrous Mining	49,955,500	$100,426,566
Jiangxi Copper, Cl H	39,115,901	237,709,600
MMG *	151,946,360	200,203,343
SolGold *	54,654,136	21,074,763
Wanguo Gold Group (A)	45,251,460	72,138,581
Zijin Mining Group, Cl H	58,531,935	314,031,022

TOTAL CHINA		1,190,107,065
CONGO, THE DEMOCRATIC REPUBLIC OF — 4.0%
Materials — 4.0%
Ivanhoe Mines, Cl A *(A)	23,435,243	298,013,429

GERMANY — 2.9%
Materials — 2.9%
Aurubis (A)	1,160,441	221,436,075

JAPAN — 7.9%
Materials — 7.9%
Mitsubishi Materials	4,760,246	137,259,006
Nittetsu Mining (A)	2,052,802	48,305,920
Sumitomo Metal Mining	6,778,587	411,302,828

TOTAL JAPAN		596,867,754
MEXICO — 4.8%
Materials — 4.8%
Southern Copper (A)	1,906,361	362,818,663

POLAND — 5.9%
Materials — 5.9%
KGHM Polska Miedz *	4,753,516	446,404,531

SAUDI ARABIA — 0.8%
Materials — 0.8%
Al Masane Al Kobra Mining (A)	2,007,344	62,510,406

Schedule of Investments		January 31, 2026 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
SPAIN — 0.7%
Materials — 0.7%
Atalaya Mining	3,741,968	$52,786,946

SWEDEN — 5.3%
Materials — 5.3%
Boliden *	5,692,967	402,972,478

UNITED KINGDOM — 0.3%
Materials — 0.3%
Central Asia Metals	6,550,360	20,224,651

UNITED STATES — 5.6%
Materials — 5.6%
Freeport-McMoRan	5,960,966	359,028,982
Ivanhoe Electric *	3,723,118	63,628,087

TOTAL UNITED STATES		422,657,069
ZAMBIA — 4.2%
Materials — 4.2%
First Quantum Minerals *	11,095,515	315,375,972

TOTAL COMMON STOCK (Cost $5,223,058,560)		7,533,626,460

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.4%
CF Secured LLC 3.680%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $5,938,031 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $6,358 - $1,229,941, 0.000% - 7.000%, 02/28/2027 - 09/20/2065, with a total market value of $6,029,929)	$5,936,211	5,936,211

Schedule of Investments		January 31, 2026 (Unaudited)
Global X Copper Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Citadel Securities LLC 3.710%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $6,317,070 (collateralized by various U.S. Treasury Obligations, ranging in par value $397 - $606,908, 0.000% - 4.500%, 02/15/2026 - 11/15/2055, with a total market value of $6,411,680)	$6,315,118	$6,315,118
Citigroup Global Markets, Inc. 3.660%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $379,023 (collateralized by various U.S. Treasury Obligations, ranging in par value $374,239, 4.250%, 02/15/2028, with a total market value of $379,224)	378,907	378,907
Citigroup Global Markets, Inc. 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $5,938,026 (collateralized by various U.S. Government Obligations, ranging in par value $35,461 - $210,632, 3.500% - 7.500%, 11/01/2049 - 01/20/2056, with a total market value of $6,025,960)	5,936,211	5,936,211
Clear Street LLC 3.720%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $5,413,138 (collateralized by various U.S. Government Obligations, ranging in par value $8,062 - $1,576,837, 2.500% - 7.000%, 11/01/2030 - 02/01/2056, with a total market value of $5,495,440)	5,411,460	5,411,460
Daiwa Capital Markets America, Inc. 3.660%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $1,234,922 (collateralized by various U.S. Treasury Obligations, ranging in par value $2,469 - $500,463, 1.125% - 4.375%, 02/28/2027 - 06/30/2031, with a total market value of $1,250,543)	1,234,545	1,234,545

Schedule of Investments		January 31, 2026 (Unaudited)
Global X Copper Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
JP Morgan Securities LLC 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $1,660,899 (collateralized by various U.S. Government Obligations, ranging in par value $1,547 - $266,122, 1.500% - 7.000%, 04/01/2035 - 02/01/2056, with a total market value of $1,686,641)	$1,660,391	$1,660,391

TOTAL REPURCHASE AGREEMENTS (Cost $26,872,843)		26,872,843
TOTAL INVESTMENTS — 100.3% (Cost $5,249,931,403)		$7,560,499,303

Percentages are based on Net Assets of $7,537,512,457.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2026. The total market value of securities on loan at January 31, 2026 was $25,772,335.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2026 was $26,872,843. The total value of non-cash collateral held from securities on loan as of January 31, 2026 was $727,130.

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,471,116,054	$62,510,406	$—	$7,533,626,460
Repurchase Agreements	—	26,872,843	—	26,872,843
Total Investments in Securities	$7,471,116,054	$89,383,249	$—	$7,560,499,303

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	January 31, 2026 (Unaudited)
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 28.4%
Materials — 28.4%
Bellevue Gold *(A)	998,169	$1,318,119
Capricorn Metals *	293,089	3,036,734
Catalyst Metals *	145,172	876,656
Emerald Resources NL *	419,631	2,190,095
Firefinch *(A)(B)	825,148	—
Genesis Minerals *	781,287	4,154,239
Greatland Resources *	405,865	3,508,775
OceanaGold	186,115	6,063,873
Ora Banda Mining *	955,811	857,079
Pantoro Gold *	273,169	974,066
Perseus Mining	1,104,698	4,565,987
Ramelius Resources	1,516,912	5,015,815
Regis Resources	595,313	3,361,394
Resolute Mining *	1,722,657	1,641,258
Vault Minerals *	777,567	3,202,980
Westgold Resources	754,712	3,891,331

TOTAL AUSTRALIA		44,658,401
CANADA — 46.0%
Materials — 46.0%
Alamos Gold, Cl A	146,250	5,449,747
Allied Gold *	71,596	2,271,890
Artemis Gold *	115,818	3,376,653
Centerra Gold, Cl Common Subs. Receipt	166,862	2,810,709
DPM Metals	173,619	6,091,377
Endeavour Silver *	198,715	2,180,634
Equinox Gold *	419,410	6,033,384
Fortuna Mining *	245,972	2,419,486
G Mining Ventures *	141,382	4,507,227
K92 Mining *	187,829	3,545,330
Lundin Gold	66,088	4,981,917
McEwen *(A)	35,906	867,130
Montage Gold *	183,485	1,658,499
New Gold *	611,523	6,177,775
Novagold Resources *	246,415	2,151,203
Orla Mining	229,643	3,483,268
Seabridge Gold *(A)	64,572	1,824,805
Skeena Resources *	71,492	2,051,076

Schedule of Investments	January 31, 2026 (Unaudited)
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Southern Cross Gold Consolidated *	170,322	$1,213,756
SSR Mining *	162,045	3,714,416
Torex Gold Resources	69,507	3,364,095
Victoria Gold *(B)	43,114	—
Wesdome Gold Mines *	121,001	1,991,738

TOTAL CANADA		72,166,115
CHINA — 1.0%
Materials — 1.0%
Wanguo Gold Group	952,600	1,518,608

COLOMBIA — 1.3%
Materials — 1.3%
Aris Mining *	118,931	2,069,205

INDONESIA — 4.9%
Materials — 4.9%
Aneka Tambang	6,806,534	1,707,209
Bumi Resources Minerals *	74,106,100	4,768,221
Merdeka Copper Gold *	6,433,653	1,230,386

TOTAL INDONESIA		7,705,816
PERU — 0.5%
Materials — 0.5%
Hochschild Mining	89,105	826,575

SOUTH AFRICA — 2.3%
Materials — 2.3%
DRDGOLD	348,073	1,150,296
Pan African Resources	1,364,268	2,474,939

TOTAL SOUTH AFRICA		3,625,235
TURKEY — 4.5%
Materials — 4.5%
Eldorado Gold *	165,048	7,120,411

Schedule of Investments	January 31, 2026 (Unaudited)
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 11.1%
Materials — 11.1%
Coeur Mining *	239,048	$4,886,141
Hecla Mining	451,542	10,168,726
Perpetua Resources *	86,486	2,311,360

TOTAL UNITED STATES		17,366,227
TOTAL COMMON STOCK (Cost $82,963,024)		157,056,593

	Face Amount
REPURCHASE AGREEMENTS(C) — 1.1%
CF Secured LLC 3.680%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $375,437 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $402 - $77,764, 0.000% - 7.000%, 02/28/2027 - 09/20/2065, with a total market value of $381,247)	$375,322	375,322
Citadel Securities LLC 3.710%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $399,402 (collateralized by various U.S. Treasury Obligations, ranging in par value $25 - $38,372, 0.000% - 4.500%, 02/15/2026 - 11/15/2055, with a total market value of $405,384)	399,279	399,279
Citigroup Global Markets, Inc. 3.660%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $23,964 (collateralized by various U.S.Treasury Obligations, ranging in par value $23,662, 4.250%, 02/15/2028, with a total market value of $23,977)	23,957	23,957

Schedule of Investments	January 31, 2026 (Unaudited)
Global X Gold Explorers ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Citigroup Global Markets, Inc. 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $375,437 (collateralized by various U.S. Government Obligations, ranging in par value $2,242 - $13,317, 3.500% - 7.500%, 11/01/2049 - 01/20/2056, with a total market value of $380,996)	$375,322	$375,322
Clear Street LLC 3.720%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $70,777 (collateralized by various U.S. Government Obligations, ranging in par value $105 - $20,617, 2.500% - 7.000%, 11/01/2030 - 02/01/2056, with a total market value of $71,853)	70,755	70,755
Daiwa Capital Markets America, Inc. 3.660%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $79,128 (collateralized by various U.S. Treasury Obligations, ranging in par value $158 - $32,067, 1.125% - 4.375%, 02/28/2027 - 06/30/2031, with a total market value of $80,129)	79,104	79,104
RBC Dominion Securities, Inc. 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $375,437 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $711 - $1,199,206, 0.000% - 7.000%, 07/31/2030 - 05/01/2054, with a total market value of $380,891)	375,322	375,322
TOTAL REPURCHASE AGREEMENTS (Cost $1,699,061)		1,699,061
TOTAL INVESTMENTS — 101.1% (Cost $84,662,085)		$158,755,654

Percentages are based on Net Assets of $157,049,263.

Schedule of Investments	January 31, 2026 (Unaudited)
Global X Gold Explorers ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2026. The total market value of securities on loan at January 31, 2026 was $1,410,625.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2026 was $1,699,061. The total value of non-cash collateral held from securities on loan as of January 31, 2026 was $0.

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$157,056,593	$—	$—	^	$157,056,593
Repurchase Agreements	—	1,699,061	—		1,699,061
Total Investments in Securities	$157,056,593	$1,699,061	$—		$158,755,654

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	January 31, 2026 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — 95.3%
AUSTRALIA — 10.1%
Energy — 7.2%
Alligator Energy *(A)(B)	255,530,176	$8,771,571
Atomic Eagle *	13,479,266	6,751,673
Aura Energy *(A)(B)(C)	47,117,521	7,921,962
Bannerman Energy *(A)(B)	11,753,289	38,287,011
Berkeley Energia *(A)	28,362,983	11,253,010
Boss Energy *(A)(B)	24,846,082	33,941,546
Deep Yellow *(A)	57,425,702	114,251,983
Elevate Uranium *(A)(B)	25,461,745	8,383,495
Lotus Resources *(B)	13,671,491	29,211,564
Paladin Energy *(A)(B)	28,054,708	272,007,537
Peninsula Energy *	18,542,283	11,885,663
		542,667,015
Industrials — 0.9%
Silex Systems *(A)(B)	14,381,297	70,322,220

Materials — 2.0%
Anson Resources *(B)	71,004,171	3,084,002
BHP Group	4,309,284	152,664,186
		155,748,188
TOTAL AUSTRALIA		768,737,423
CANADA — 36.4%
Energy — 34.7%
Anfield Energy, Cl Common Subs. Receipt *	651,635	5,519,517
Atha Energy *	19,816,646	16,097,412
Cameco	14,200,188	1,766,018,285
CanAlaska Uranium *	12,887,992	8,565,663
Denison Mines *	56,579,468	224,788,641
Encore Energy *(B)	11,488,423	36,735,126
F3 Uranium *	38,251,740	6,638,230
Forsys Metals *	9,737,706	3,379,775
IsoEnergy *	2,164,219	25,331,663
Laramide Resources *	12,878,103	7,988,485
Mega Uranium *(B)	21,129,556	10,922,489
NexGen Energy *(B)	37,676,447	475,772,435
Skyharbour Resources *	12,674,115	5,428,488
Uranium Royalty *(B)	7,460,022	34,651,655

Schedule of Investments	January 31, 2026 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Western Uranium & Vanadium *(B)	4,236,828	$3,253,924
		2,631,091,788
Industrials — 1.4%
Aecon Group	3,923,651	102,281,786

Materials — 0.3%
American Lithium *(B)	14,919,244	9,364,810
Global Atomic *(B)	24,568,513	14,151,638
		23,516,448
TOTAL CANADA		2,756,890,022
CHINA — 1.4%
Energy — 1.4%
CGN Mining (B)	168,701,700	109,735,923

JAPAN — 3.6%
Industrials — 3.6%
ITOCHU	10,755,593	137,425,605
Mitsubishi Heavy Industries	4,707,779	137,912,960

TOTAL JAPAN		275,338,565
KAZAKHSTAN — 4.5%
Energy — 4.5%
NAC Kazatomprom JSC GDR	4,123,627	338,962,139

SOUTH AFRICA — 2.0%
Materials — 2.0%
Sibanye Stillwater *(B)	32,833,669	151,050,232

SOUTH KOREA — 8.7%
Industrials — 8.7%
Daewoo Engineering & Construction *	13,052,577	45,068,298
Doosan Enerbility *	2,340,800	147,336,724
GS Engineering & Construction	4,156,046	54,195,486
Hyundai Engineering & Construction	2,097,077	149,479,019
KEPCO Engineering & Construction	1,178,502	107,583,134

Schedule of Investments	January 31, 2026 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Samsung C&T	732,543	$153,440,124

TOTAL SOUTH KOREA		657,102,785
UNITED KINGDOM — 1.9%
Energy — 1.9%
Yellow Cake *(A)	15,233,419	142,774,761

UNITED STATES — 26.7%
Energy — 15.5%
Centrus Energy, Cl A *(A)(B)	1,069,375	297,585,675
Energy Fuels *(B)	14,803,476	332,877,336
Uranium Energy *(A)	29,297,100	505,082,004
Ur-Energy *	22,286,278	39,223,849
		1,174,768,864
Industrials — 3.2%
NANO Nuclear Energy *(A)(B)	2,590,962	76,161,328
NuScale Power *(B)	9,731,554	170,107,564
		246,268,892
Utilities — 8.0%
Oklo, Cl A *(B)	7,591,866	604,464,371

TOTAL UNITED STATES		2,025,502,127
TOTAL COMMON STOCK (Cost $4,261,049,703)		7,226,093,977

EXCHANGE-TRADED FUND — 4.7%
International Equity — 4.7%
Sprott Physical Uranium Trust *	15,572,065	353,954,998
TOTAL EXCHANGE-TRADED FUND (Cost $263,441,926)		353,954,998

Schedule of Investments	January 31, 2026 (Unaudited)
Global X Uranium ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — 3.9%
Cantor Fitzgerald Securities 3.690%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $65,086,831 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $33,431 - $10,061,586, 1.000% - 6.500%, 10/31/2029 - 12/15/2060, with a total market value of $66,092,657)	$65,066,823	$65,066,823
Citadel Securities LLC 3.710%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $69,241,426 (collateralized by various U.S. Treasury Obligations, ranging in par value $4,351 - $6,652,321, 0.000% - 4.500%, 02/15/2026 - 11/15/2055, with a total market value of $70,278,444)	69,220,025	69,220,025
Daiwa Capital Markets America, Inc. 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $58,720,282 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $7,692 - $24,469,530, 0.000% - 6.500%, 10/01/2026 - 02/01/2056, with a total market value of $59,638,458)	58,702,329	58,702,329
JP Morgan Securities LLC 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $18,829,357 (collateralized by various U.S. Government Obligations, ranging in par value $17,535 - $3,016,980, 1.500% - 7.000%, 04/01/2035 - 02/01/2056, with a total market value of $19,121,188)	18,823,600	18,823,600
Mizuho Securities USA LLC 3.660%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $17,679,088 (collateralized by various U.S. Treasury Obligations, ranging in par value $17,553,322, 4.375%, 05/15/2034, with a total market value of $17,865,947)	17,673,698	17,673,698

Schedule of Investments	January 31, 2026 (Unaudited)
Global X Uranium ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
Nomura Securities International, Inc. 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $65,086,723 (collateralized by various U.S. Government Obligations, ranging in par value $59,783 - $12,894,787, 2.500% - 6.500%, 08/01/2035 - 01/01/2056, with a total market value of $66,093,876)	$65,066,823	$65,066,823
TOTAL REPURCHASE AGREEMENTS (Cost $294,553,298)		294,553,298
TOTAL INVESTMENTS — 103.9% (Cost $4,819,044,927)		$7,874,602,273

Percentages are based on Net Assets of $7,581,165,939.

*	Non-income producing security.
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at January 31, 2026. The total market value of securities on loan at January 31, 2026 was $483,214,404.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2026 was $294,553,298. The total value of non-cash collateral held from securities on loan as of January 31, 2026 was $227,281,537.

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$7,218,172,015	$—	$7,921,962	$7,226,093,977
Exchange-Traded Fund	353,954,998	—	—	353,954,998
Repurchase Agreements	—	294,553,298	—	294,553,298
Total Investments in Securities	$7,572,127,013	$294,553,298	$7,921,962	$7,874,602,273

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Schedule of Investments	January 31, 2026 (Unaudited)
Global X Uranium ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended January 31, 2026:

Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 1/31/2026	Income	Capital Gains
Alligator Energy

$3,948,522	$1,305,999	$(461,065)	$4,194,596	$(216,481)	$8,771,571	$—	$—
Aura Energy

5,546,440	1,322,554	(257,702)	1,423,374	(112,704)	7,921,962	—	—
Bannerman Energy

26,121,881	6,760,571	(5,397,956)	10,243,809	558,706	38,287,011	—	—
Berkeley Energia

8,819,999	2,084,992	(198,949)	472,044	74,924	11,253,010	—	—
Boss Energy

27,587,234	6,022,848	(1,929,337)	4,275,735	(2,014,934)	33,941,546	—	—
Centrus Energy, Cl A

309,399,483	72,283,242	(5,866,806)	(82,589,860)	4,359,616	297,585,675	—	—
Deep Yellow

57,375,546	16,854,239	(5,868,368)	43,102,352	2,788,214	114,251,983	—	—
Elevate Uranium

4,091,166	2,536,045	(233,020)	2,148,989	(159,685)	8,383,495	—	—
NANO Nuclear Energy

75,058,909	32,620,946	(1,465,320)	(29,891,458)	(161,749)	76,161,328	—	—
Paladin Energy

136,697,636	54,620,543	(3,908,772)	83,621,495	976,635	272,007,537	—	—
Silex Systems

68,646,199	23,348,383	(1,515,532)	(20,711,291)	554,461	70,322,220	—	—
Uranium Energy

362,196,767	91,373,149	(8,796,292)	54,682,461	5,625,919	505,082,004	—	—
Yellow Cake

91,937,734	30,844,439	(2,235,479)	21,390,918	837,149	142,774,761	—	—
Totals:

$1,177,427,516	$341,977,950	$(38,134,598)	$92,363,164	$13,110,071	$1,586,744,103	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	January 31, 2026 (Unaudited)
Global X Gold Miners ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 16.4%
Materials — 16.4%
Alkane Resources *	7,942	$9,097
Anglogold Ashanti	4,114	382,067
Bellevue Gold *	14,320	18,910
Capricorn Metals *	4,026	41,714
Catalyst Metals *	2,332	14,082
Emerald Resources NL *	5,170	26,983
Evolution Mining	20,020	206,308
Genesis Minerals *	10,626	56,500
Greatland Resources *	5,038	46,411
Kingsgate Consolidated *	2,222	10,149
Northern Star Resources	13,750	278,766
OceanaGold	2,266	73,829
Ora Banda Mining *	13,200	11,837
Pantoro Gold *	2,882	10,277
Perseus Mining	13,420	55,468
Predictive Discovery *	19,528	11,628
Ramelius Resources	18,656	61,688
Regis Resources	7,305	41,247
Resolute Mining *	18,612	17,733
Vault Minerals *	10,163	41,864
West African Resources *	9,856	25,478
Westgold Resources	9,105	46,946

TOTAL AUSTRALIA		1,488,982
BRAZIL — 5.2%
Materials — 5.2%
Wheaton Precious Metals	3,586	472,886

BURKINA FASO — 1.2%
Materials — 1.2%
IAMGOLD *	5,698	103,590

CANADA — 42.0%
Materials — 42.0%
AbraSilver Resource *	1,430	12,577
Agnico Eagle Mines	3,960	754,380
Alamos Gold, Cl A	4,180	154,242

Schedule of Investments	January 31, 2026 (Unaudited)
Global X Gold Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Allied Gold *	924	$29,060
Americas Gold & Silver *	2,090	15,508
Andean Precious Metals *	418	2,692
B2Gold	12,738	62,416
Barrick Mining	13,310	609,465
Centerra Gold	1,980	33,185
Collective Mining *	484	8,006
Discovery Silver *	5,104	36,109
DPM Metals	2,134	74,871
Endeavour Silver *	2,926	31,981
Equinox Gold *	7,502	107,279
First Majestic Silver	4,840	100,866
Fortuna Mining *	3,036	29,692
Franco-Nevada	1,672	391,850
G Mining Ventures *	1,760	56,108
i-80 Gold *	7,260	11,543
K92 Mining *	2,354	44,433
Kinross Gold	11,990	378,404
Lundin Gold	990	74,629
McEwen *	462	11,157
Montage Gold *	2,376	21,476
New Found Gold *	2,024	5,586
New Gold *	7,524	75,466
Novagold Resources *	3,036	26,504
OR Royalties	1,870	73,753
Orla Mining	3,014	45,481
Osisko Development *	1,782	5,970
Pan American Silver	4,202	229,429
Seabridge Gold *	902	25,491
Skeena Resources *	990	28,324
Snowline Gold *	1,298	16,333
Southern Cross Gold Consolidated *	2,243	16,750
SSR Mining *	2,002	45,706
Torex Gold Resources	946	45,786
Triple Flag Precious Metals	2,002	67,507
Vizsla Silver *	3,277	16,647
Wesdome Gold Mines *	1,496	24,625

TOTAL CANADA		3,801,287

Schedule of Investments	January 31, 2026 (Unaudited)
Global X Gold Miners ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 5.6%
Materials — 5.6%
Chifeng Jilong Gold Mining, Cl H	2,200	$11,240
Lingbao Gold Group, Cl H	4,400	13,082
Shandong Gold Mining, Cl H	9,200	52,139
Silvercorp Metals	2,111	21,258
Wanguo Gold Group	13,100	20,884
Zhaojin Mining Industry, Cl H	15,800	73,237
Zijin Mining Group, Cl H	59,400	318,688

TOTAL CHINA		510,528
COLOMBIA — 0.5%
Materials — 0.5%
Aris Mining *	1,958	33,560
Mineros	2,068	10,339

TOTAL COLOMBIA		43,899
HONG KONG — 1.4%
Materials — 1.4%
Tongguan Gold Group	17,600	7,662
Zijin Gold International *	4,185	117,142

TOTAL HONG KONG		124,804
IVORY COAST — 1.3%
Materials — 1.3%
Endeavour Mining	2,045	118,480

MEXICO — 1.0%
Materials — 1.0%
Fresnillo	1,848	93,880

MOROCCO — 0.2%
Materials — 0.2%
Aya Gold & Silver *	1,298	21,184

Schedule of Investments	January 31, 2026 (Unaudited)
Global X Gold Miners ETF

	Shares	Value
COMMON STOCK — continued
PERU — 0.9%
Materials — 0.9%
Cia de Minas Buenaventura SAA ADR	1,628	$55,775
Hochschild Mining	3,146	29,184

TOTAL PERU		84,959
SOUTH AFRICA — 6.3%
Materials — 6.3%
DRDGOLD ADR	440	14,001
Gold Fields ADR	8,052	403,566
Harmony Gold Mining ADR	5,588	119,248
Pan African Resources	19,910	36,275

TOTAL SOUTH AFRICA		573,090
TURKEY — 1.0%
Materials — 1.0%
Eldorado Gold *	2,002	85,926

UNITED STATES — 17.0%
Materials — 17.0%
Aura Minerals	352	22,419
Coeur Mining *	6,314	129,058
Hecla Mining	6,600	148,632
Hycroft Mining Holding, Cl A *	506	18,899
Newmont	8,624	968,906
Perpetua Resources *	1,122	29,868
Royal Gold	836	220,127

TOTAL UNITED STATES		1,537,909
TOTAL COMMON STOCK (Cost $8,837,809)		9,061,404
TOTAL INVESTMENTS — 100.0% (Cost $8,837,809)		$9,061,404

Percentages are based on Net Assets of $9,057,718.

*	Non-income producing security.

Schedule of Investments	January 31, 2026 (Unaudited)
Global X Gold Miners ETF

As of January 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	January 31, 2026 (Unaudited)
Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint-Stock Company

GLX-QH-001-3400

Schedule of Investments		January 31, 2026 (Unaudited)
Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 70.3%
CANADA — 4.9%
Energy — 2.6%
Parex Resources	258,909	$3,862,173

Utilities — 2.3%
Brookfield Renewable	81,805	3,425,885

TOTAL CANADA		7,288,058
CHILE — 4.5%
Consumer Discretionary — 2.6%
Empresas Copec	443,135	3,824,400

Utilities — 1.9%
Enel Americas	30,375,448	2,903,355

TOTAL CHILE		6,727,755
COLOMBIA — 54.8%
Consumer Staples — 1.5%
Almacenes Exito	1,654,024	2,298,796

Energy — 9.0%
Ecopetrol	15,971,785	10,010,820
Geopark	395,518	3,353,993
		13,364,813
Financials — 14.7%
Financiera Colombiana *	741,267	4,080,510
Grupo Cibest	525,835	11,965,320
Grupo de Inversiones Suramericana	349,324	5,949,724
		21,995,554
Materials — 11.5%
Aris Mining *	303,433	5,279,239
Cementos Argos	2,050,493	7,722,443
Grupo Argos	825,958	4,218,091
		17,219,773

Schedule of Investments		January 31, 2026 (Unaudited)
Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 2.8%
Patrimonio Autonomo Estrategias Inmobiliarias ‡	201,830	$4,205,410

Utilities — 15.3%
Celsia	3,309,382	4,743,742
Grupo Energia Bogota ESP	6,677,810	5,959,828
Interconexion Electrica ESP	1,466,346	12,107,862
		22,811,432
TOTAL COLOMBIA		81,895,778
GUATEMALA — 2.1%
Communication Services — 2.1%
Millicom International Cellular	51,048	3,115,459

UNITED STATES — 4.0%
Industrials — 4.0%
Tecnoglass	122,527	5,992,796

TOTAL COMMON STOCK (Cost $71,771,099)		105,019,846

PREFERRED STOCK — 29.7%
COLOMBIA— 29.7%
Financials — 28.3%
Davivienda Group *(A)	633,337	5,436,680
Grupo Aval Acciones y Valores (A)	24,862,687	6,064,004
Grupo Cibest (A)	1,195,432	24,595,757
Grupo de Inversiones Suramericana (A)	426,554	6,056,199
		42,152,640
Materials — 1.4%
Grupo Argos (A)	532,895	2,117,325
TOTAL COLOMBIA		44,269,965
TOTAL PREFERRED STOCK (Cost $23,321,061)		44,269,965

Schedule of Investments		January 31, 2026 (Unaudited)
Global X MSCI Colombia ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 3.6%
U.S. Treasury Bill 3.640%, 03/03/2026(B)	$5,400,000	$5,384,231
TOTAL U.S. TREASURY OBLIGATION (Cost $5,384,754)		5,384,231

REPURCHASE AGREEMENT(C) — 0.0%
Citigroup Global Markets, Inc. 3.660%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $1,360 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,343 - $1,343, 4.250% - 4.250%, 02/15/2028 - 02/15/2028, with a total market value of $1,361) (Cost $1,360)	1,360	1,360
TOTAL INVESTMENTS — 103.6% (Cost $100,478,274)		$154,675,402

Percentages are based on Net Assets of $149,298,435.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	There is currently no stated interest rate.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2026 was $1,360. The total value of non-cash collateral held from securities on loan as of January 31, 2026 was $0.

Schedule of Investments		January 31, 2026 (Unaudited)
Global X MSCI Colombia ETF

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$105,019,846	$—	$—	$105,019,846
Preferred Stock	44,269,965	—	—	44,269,965
U.S. Treasury Obligation	—	5,384,231	—	5,384,231
Repurchase Agreement	—	1,360	—	1,360
Total Investments in Securities	$149,289,811	$5,385,591	$—	$154,675,402

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments		January 31, 2026 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — 100.1%
CHINA — 100.1%
Consumer Discretionary — 100.1%
Alibaba Group Holding	931,056	$20,171,668
Anhui Jianghuai Automobile Group, Cl A *	128,100	1,008,023
ANTA Sports Products	453,196	4,540,839
BAIC BluePark New Energy Technology, Cl A*	325,100	376,484
Beijing Roborock Technology, Cl A	15,235	312,555
Bosideng International Holdings	4,155,700	2,538,214
BYD, Cl A	171,946	2,248,237
BYD, Cl H	1,002,140	12,543,271
CCOOP Group, Cl A *	1,060,600	370,759
Changzhou Xingyu Automotive Lighting Systems, Cl A	16,930	336,101
China Tourism Group Duty Free, Cl A	115,650	1,486,864
Chongqing Afari Technology, Cl A *	265,600	405,012
Chongqing Changan Automobile, Cl A	483,408	773,308
Chow Tai Fook Jewellery Group (A)	1,664,400	3,068,922
Dongfeng Motor Group, Cl H *	1,808,000	2,092,823
Ecovacs Robotics, Cl A	34,350	354,900
Fuyao Glass Industry Group, Cl A	118,814	1,055,281
Fuyao Glass Industry Group, Cl H	370,800	3,173,999
Geely Automobile Holdings	2,426,900	5,000,041
Great Wall Motor, Cl A	157,200	467,894
Great Wall Motor, Cl H	1,495,697	2,537,612
Gree Electric Appliances of Zhuhai, Cl A	163,400	909,698
Guangzhou Automobile Group, Cl A	362,100	412,561
H World Group ADR	91,995	4,370,682
Haidilao International Holding (A)	1,273,700	2,606,211
Haier Smart Home, Cl A	365,219	1,319,271
Haier Smart Home, Cl H	1,085,460	3,585,908
Huayu Automotive Systems, Cl A	185,880	514,216
Huizhou Desay Sv Automotive, Cl A	35,400	622,822
JD.com, Cl A	707,354	10,180,492
Laopu Gold, Cl H (A)	25,920	2,582,143
Li Auto, Cl A *	455,636	3,847,676
Li Ning	1,321,900	3,459,753
Meituan, Cl B *	1,304,800	16,239,620
Midea Group, Cl A	204,100	2,278,152
Midea Group, Cl H	235,100	2,578,372
MINISO Group Holding	400,400	1,886,720

Schedule of Investments		January 31, 2026 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
New Oriental Education & Technology Group	632,240	$3,932,830
Ningbo Tuopu Group, Cl A	101,645	1,055,448
NIO, Cl A *	896,490	4,433,262
PDD Holdings ADR *	137,793	13,923,983
Pop Mart International Group	200,000	5,726,212
SAIC Motor, Cl A	450,800	916,996
Sailun Group, Cl A	194,553	443,610
Seres Group, Cl A	95,700	1,433,029
Shenzhou International Group Holdings	405,992	3,238,703
Sichuan Changhong Electric, Cl A	271,600	381,341
TAL Education Group ADR *	237,145	3,011,742
Tongcheng Travel Holdings	945,300	2,813,011
Trip.com Group	167,422	10,328,684
Vipshop Holdings ADR	184,409	3,155,238
XPeng, Cl A *	519,676	4,767,761
Yadea Group Holdings	1,212,600	1,714,164
Yum China Holdings	134,498	6,699,325
Zhejiang China Commodities City Group, Cl A	319,300	739,076
Zhejiang Leapmotor Technology, Cl H *	385,700	2,095,009
Zhejiang Wanfeng Auto Wheel, Cl A	127,900	283,167

TOTAL CHINA		193,349,695
TOTAL COMMON STOCK (Cost $224,719,158)		193,349,695

	Face Amount
REPURCHASE AGREEMENTS(B) — 1.5%
CF Secured LLC 3.680%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $648,702 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $695 - $134,365, 0.000% - 7.000%, 02/28/2027 - 09/20/2065, with a total market value of $658,741)	$648,503	648,503

Schedule of Investments		January 31, 2026 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Citadel Securities LLC 3.710%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $690,109 (collateralized by various U.S. Treasury Obligations, ranging in par value $43 - $66,302, 0.000% - 4.500%, 02/15/2026 - 11/15/2055, with a total market value of $700,445)	$689,896	$689,896
Citigroup Global Markets, Inc. 3.660%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $41,406 (collateralized by various U.S. Treasury Obligations, ranging in par value $40,883 - $40,883, 4.250% - 4.250%, 02/15/2028 - 02/15/2028, with a total market value of $41,428)	41,393	41,393
Citigroup Global Markets, Inc. 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $648,701 (collateralized by various U.S. Government Obligations, ranging in par value $3,874 - $23,011, 3.500% - 7.500%, 11/01/2049 - 01/20/2056, with a total market value of $658,308)	648,503	648,503
Clear Street LLC 3.720%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $123,633 (collateralized by various U.S. Government Obligations, ranging in par value $184 - $36,014, 2.500% - 7.000%, 11/01/2030 - 02/01/2056, with a total market value of $125,513)	123,595	123,595
Daiwa Capital Markets America, Inc. 3.660%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $135,379 (collateralized by various U.S. Treasury Obligations, ranging in par value $271 - $54,864, 1.125% - 4.375%, 02/28/2027 - 06/30/2031, with a total market value of $137,092)	135,338	135,338

Schedule of Investments		January 31, 2026 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $648,701 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,228 - $2,072,058, 0.000% - 7.000%, 07/31/2030 - 05/01/2054, with a total market value of $658,126)	$648,503	$648,503

TOTAL REPURCHASE AGREEMENTS (Cost $2,935,731)		2,935,731
TOTAL INVESTMENTS — 101.6% (Cost $227,654,889)		$196,285,426

Percentages are based on Net Assets of $193,229,529.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2026. The total market value of securities on loan at January 31, 2026 was $6,278,678.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2026 was $2,935,731. The total value of non-cash collateral held from securities on loan as of January 31, 2026 was $3,501,130.

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$193,349,695	$—	$—	$193,349,695
Repurchase Agreements	—	2,935,731	—	2,935,731
Total Investments in Securities	$193,349,695	$2,935,731	$—	$196,285,426

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments		January 31, 2026 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL — 3.7%
Materials — 3.7%
Yara International	52,142	$2,407,461

DENMARK — 0.7%
Industrials — 0.7%
Cadeler *	72,046	431,193

FAROE ISLANDS — 1.2%
Consumer Staples — 1.2%
Bakkafrost P/F	15,803	764,217

NORWAY — 89.3%
Communication Services — 6.9%
Telenor	176,123	2,972,370
Vend Marketplaces, Cl B	53,444	1,482,104
		4,454,474
Consumer Discretionary — 0.7%
Europris	49,550	456,834

Consumer Staples — 12.5%
Austevoll Seafood	28,843	278,543
Grieg Seafood *	16,064	124,508
Leroy Seafood Group	83,709	414,052
Mowi	146,711	3,383,857
Orkla	220,898	2,628,026
Salmar	21,179	1,264,246
		8,093,232
Energy — 21.1%
Aker BP	98,143	2,877,101
Aker Solutions	93,370	341,418
BLUENORD	7,540	352,294
BW Offshore	29,105	142,507
DNO	138,736	233,851
DOF Group	46,148	542,293
Equinor	257,034	6,881,695
Frontline	45,388	1,297,942

Schedule of Investments		January 31, 2026 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Odfjell Drilling	37,475	$373,616
TGS	61,313	645,128
		13,687,845
Financials — 24.7%
DNB Bank	279,855	8,067,036
Gjensidige Forsikring	62,960	1,795,849
Protector Forsikring	16,813	916,049
Sparebank 1 Nord Norge	29,785	455,632
Sparebank 1 Oestlandet	15,031	306,725
SpareBank 1 SMN	40,676	820,550
SpareBank 1 Sor-Norge	64,886	1,315,423
Storebrand	132,665	2,328,778
		16,006,042
Industrials — 13.5%
Aker, Cl A	6,964	644,234
AutoStore Holdings *	374,570	438,602
Hoegh Autoliners	33,184	372,320
Kongsberg Gruppen	138,734	4,777,402
MPC Container Ships	119,317	231,759
Norconsult Norge	34,389	162,647
Norwegian Air Shuttle	164,902	279,674
Odfjell, Cl A	5,789	82,260
Stolt-Nielsen	7,404	233,326
TOMRA Systems	69,735	930,619
Wallenius Wilhelmsen, Cl B	33,452	389,267
Wilh Wilhelmsen Holding, Cl A	3,474	247,909
		8,790,019
Information Technology — 2.7%
Kitron	61,526	528,471
LINK Mobility Group Holding *	78,296	273,655
NORBIT	11,074	212,504
Nordic Semiconductor *	56,015	756,277
		1,770,907
Materials — 6.8%
Elkem	90,983	271,460

Schedule of Investments		January 31, 2026 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Elopak	42,561	$222,137
Norsk Hydro	435,273	3,914,217
		4,407,814
Real Estate — 0.4%
Entra	14,397	169,482
Public Property Invest, Cl A	35,680	88,651
		258,133
TOTAL NORWAY		57,925,300
SINGAPORE — 0.7%
Energy — 0.7%
BW LPG (A)	30,239	478,201

SOUTH AFRICA — 0.7%
Utilities — 0.7%
Scatec *	39,693	476,777

SWEDEN — 0.6%
Information Technology — 0.6%
Atea	24,877	399,108

UNITED KINGDOM — 3.0%
Energy — 3.0%
Paratus Energy Services	26,670	129,640
Subsea 7	70,673	1,808,230

TOTAL UNITED KINGDOM		1,937,870
TOTAL COMMON STOCK (Cost $60,348,442)		64,820,127

Schedule of Investments		January 31, 2026 (Unaudited)
Global X MSCI Norway ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 0.2%
Citadel Securities LLC 3.710%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $91,028 (collateralized by various U.S. Treasury Obligations, ranging in par value $6 - $8,745, 0.000% - 4.500%, 02/15/2026 - 11/15/2055, with a total market value of $92,391)	$91,000	$91,000
Citigroup Global Markets, Inc. 3.660%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $7,137 (collateralized by various U.S. Treasury Obligations, ranging in par value $7,047 - $7,047, 4.250% - 4.250%, 02/15/2028 - 02/15/2028, with a total market value of $7,141)	7,135	7,135
TOTAL REPURCHASE AGREEMENTS (Cost $98,135)		98,135
TOTAL INVESTMENTS — 100.1% (Cost $60,446,577)		$64,918,262

Percentages are based on Net Assets of $64,863,360.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2026. The total market value of securities on loan at January 31, 2026 was $95,628.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2026 was $98,135. The total value of non-cash collateral held from securities on loan as of January 31, 2026 was $0.

Schedule of Investments		January 31, 2026 (Unaudited)
Global X MSCI Norway ETF

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$64,820,127	$—	$—	$64,820,127
Repurchase Agreements	—	98,135	—	98,135
Total Investments in Securities	$64,820,127	$98,135	$—	$64,918,262

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments		January 31, 2026 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 0.8%
Consumer Staples — 0.8%
Wilmar International	281,832	$752,884

INDONESIA — 13.6%
Communication Services — 1.7%
Telkom Indonesia Persero	6,991,275	1,499,469

Financials — 9.5%
Bank Central Asia	7,880,639	3,474,336
Bank Mandiri Persero	6,961,368	1,999,034
Bank Negara Indonesia Persero	1,933,392	517,184
Bank Rakyat Indonesia Persero	10,609,484	2,408,230
		8,398,784
Industrials — 1.4%
Astra International	3,238,155	1,225,039

Materials — 1.0%
Amman Mineral Internasional *	1,939,400	878,132

TOTAL INDONESIA		12,001,424
MALAYSIA — 16.7%
Financials — 11.4%
CIMB Group Holdings	1,337,645	2,911,465
Hong Leong Bank	98,600	645,327
Malayan Banking	1,211,939	3,627,823
Public Bank	2,341,955	2,893,283
		10,077,898
Health Care — 1.2%
IHH Healthcare	495,197	1,125,562

Materials — 1.2%
Press Metal Aluminium Holdings	546,026	1,047,173

Schedule of Investments		January 31, 2026 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.9%
Tenaga Nasional	720,244	$2,546,982

TOTAL MALAYSIA		14,797,615
PHILIPPINES — 3.8%
Financials — 1.7%
Bank of the Philippine Islands	301,850	635,684
BDO Unibank	363,899	834,340
		1,470,024
Industrials — 2.1%
International Container Terminal Services	174,590	1,903,632

TOTAL PHILIPPINES		3,373,656
SINGAPORE — 46.9%
Communication Services — 4.7%
Singapore Telecommunications	1,148,158	4,152,912

Financials — 33.6%
DBS Group Holdings	322,865	15,061,945
Oversea-Chinese Banking	520,508	8,707,947
United Overseas Bank	197,802	5,965,234
		29,735,126
Industrials — 5.6%
Keppel	225,400	1,941,388
Singapore Airlines (A)	230,347	1,152,643
Singapore Technologies Engineering	238,800	1,844,161
		4,938,192
Real Estate — 3.0%
CapitaLand Integrated Commercial Trust ‡	949,199	1,787,696
CapitaLand Investment	364,210	883,977
		2,671,673
TOTAL SINGAPORE		41,497,903
THAILAND — 18.2%
Communication Services — 2.8%
Advanced Info Service NVDR	171,034	1,897,056

Schedule of Investments		January 31, 2026 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
True NVDR	1,540,700	$568,000
		2,465,056
Consumer Staples — 2.0%
CP ALL NVDR	861,217	1,190,623
CP AXTRA NVDR	252,184	118,618
Thai Beverage	1,153,500	436,312
		1,745,553
Energy — 3.3%
PTT NVDR	1,969,115	2,127,758
PTT Exploration & Production NVDR	211,385	822,967
		2,950,725
Financials — 3.2%
Kasikornbank NVDR	281,265	1,680,528
SCB X NVDR	270,307	1,164,043
		2,844,571
Health Care — 1.2%
Bangkok Dusit Medical Services NVDR	1,728,036	1,103,878

Industrials — 1.1%
Airports of Thailand NVDR	600,159	958,462

Information Technology — 3.4%
Delta Electronics Thailand NVDR	459,510	2,993,788

Utilities — 1.2%
Gulf Development NVDR *	706,446	1,049,622

TOTAL THAILAND		16,111,655
TOTAL COMMON STOCK (Cost $71,077,906)		88,535,137

Schedule of Investments		January 31, 2026 (Unaudited)
Global X FTSE Southeast Asia ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 1.0%
CF Secured LLC 3.680%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $249,076 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $267 - $51,591, 0.000% - 7.000%, 02/28/2027 - 09/20/2065, with a total market value of $252,931)	$249,000	$249,000
Citadel Securities LLC 3.710%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $249,077 (collateralized by various U.S. Treasury Obligations, ranging in par value $16 - $23,930, 0.000% - 4.500%, 02/15/2026 - 11/15/2055, with a total market value of $252,807)	249,000	249,000
Citigroup Global Markets, Inc. 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $249,076 (collateralized by various U.S. Government Obligations, ranging in par value $1,487 - $8,835, 3.500% - 7.500%, 11/01/2049 - 01/20/2056, with a total market value of $252,765)	249,000	249,000
Clear Street LLC 3.720%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $96,030 (collateralized by various U.S. Government Obligations, ranging in par value $143 - $27,973, 2.500% - 7.000%, 11/01/2030 - 02/01/2056, with a total market value of $97,490)	96,000	96,000

Schedule of Investments		January 31, 2026 (Unaudited)
Global X FTSE Southeast Asia ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Daiwa Capital Markets America, Inc. 3.660%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $54,874 (collateralized by various U.S. Treasury Obligations, ranging in par value $110 - $22,238, 1.125% - 4.375%, 02/28/2027 - 06/30/2031, with a total market value of $55,568)	$54,857	$54,857
TOTAL REPURCHASE AGREEMENTS (Cost $897,857)		897,857
TOTAL INVESTMENTS — 101.0% (Cost $71,975,763)		$89,432,994

Percentages are based on Net Assets of $88,541,175.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2026. The total market value of securities on loan at January 31, 2026 was $846,842.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2026 was $897,857. The total value of non-cash collateral held from securities on loan as of January 31, 2026 was $0.

Schedule of Investments		January 31, 2026 (Unaudited)
Global X FTSE Southeast Asia ETF

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$88,535,137	$—	$—	$88,535,137
Repurchase Agreements	—	897,857	—	897,857
Total Investments in Securities	$88,535,137	$897,857	$—	$89,432,994

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments		January 31, 2026 (Unaudited)
Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 95.8%
ARGENTINA — 55.5%
Communication Services — 3.0%
Telecom Argentina ADR	1,942,451	$26,223,089

Consumer Staples — 1.4%
Cresud SACIF y A ADR (A)	899,020	12,145,760

Energy — 18.3%
Transportadora de Gas del Sur ADR (A)	1,193,529	38,061,640
Vista Energy ADR *	842,596	50,968,632
YPF ADR *(A)	1,799,024	71,583,165
		160,613,437
Financials — 17.5%
Banco BBVA Argentina ADR (A)	1,630,185	32,962,341
Banco Macro ADR (A)	424,116	43,217,420
Grupo Financiero Galicia ADR (A)	1,102,292	60,747,312
Grupo Supervielle ADR (A)	1,324,528	16,172,487
		153,099,560
Industrials — 2.6%
Corp America Airports *	766,950	22,732,398

Materials — 1.7%
Bioceres Crop Solutions *	1,039,079	870,541
Loma Negra Cia Industrial Argentina ADR *(A)	1,238,895	14,284,459
		15,155,000
Real Estate — 1.4%
IRSA Inversiones y Representaciones ADR	717,237	12,479,924

Utilities — 9.6%
Central Puerto ADR *	2,066,081	34,131,658
Empresa Distribuidora Y Comercializadora Norte ADR *(A)	484,145	14,834,203
Pampa Energia ADR *(A)	410,868	35,597,603
		84,563,464
TOTAL ARGENTINA		487,012,632

Schedule of Investments		January 31, 2026 (Unaudited)
Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
BRAZIL — 24.8%
Consumer Discretionary — 24.0%
Arcos Dorados Holdings, Cl A	2,918,877	$23,876,414
MercadoLibre *	86,990	186,836,252
		210,712,666
Consumer Staples — 0.8%
Adecoagro (A)	831,051	7,363,112

TOTAL BRAZIL		218,075,778
CANADA — 9.5%
Materials — 9.5%
Fortuna Mining *	3,133,995	30,827,318
Lithium Argentina *	2,672,482	17,985,804
SSR Mining *	1,502,168	34,432,888

TOTAL CANADA		83,246,010
CHILE — 6.0%
Consumer Staples — 6.0%
Cencosud	9,190,360	31,140,770
Cia Cervecerias Unidas	2,888,027	21,465,615

TOTAL CHILE		52,606,385
UNITED STATES — 0.0%
Utilities — 0.0%
Central Puerto (B)	2,165,327	—

TOTAL COMMON STOCK (Cost $762,965,678)		840,940,805

PREFERRED STOCK — 4.2%
CHILE— 4.2%
Consumer Staples — 4.2%
Embotelladora Andina (C)	6,931,160	36,853,616
TOTAL PREFERRED STOCK (Cost $20,410,940)		36,853,616

Schedule of Investments		January 31, 2026 (Unaudited)
Global X MSCI Argentina ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — 9.2%
Bank of America Securities, Inc. 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $12,515,746 (collateralized by various U.S. Government Obligations, ranging in par value $26,197 - $6,821,373, 1.500% - 6.500%, 08/01/2033 - 02/01/2056, with a total market value of $12,722,865)	$12,511,919	$12,511,919
Cantor Fitzgerald Securities 3.690%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $17,867,470 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $9,177 - $2,762,081, 1.000% - 6.500%, 10/31/2029 - 12/15/2060, with a total market value of $18,143,586)	17,861,977	17,861,977
Citadel Securities LLC 3.710%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $19,007,978 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,194 - $1,826,178, 0.000% - 4.500%, 02/15/2026 - 11/15/2055, with a total market value of $19,292,657)	19,002,103	19,002,103
Citigroup Global Markets, Inc. 3.660%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $4,853,607 (collateralized by various U.S. Treasury Obligations, ranging in par value $4,792,354 - $4,792,354, 4.250% - 4.250%, 02/15/2028 - 02/15/2028, with a total market value of $4,856,189)	4,852,127	4,852,127
Daiwa Capital Markets America, Inc. 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $3,299,033 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $432 - $1,374,751, 0.000% - 6.500%, 10/01/2026 - 02/01/2056, with a total market value of $3,350,618)	3,298,024	3,298,024

Schedule of Investments		January 31, 2026 (Unaudited)
Global X MSCI Argentina ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
JP Morgan Securities LLC 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $5,473,561 (collateralized by various U.S. Government Obligations, ranging in par value $5,097 - $877,015, 1.500% - 7.000%, 04/01/2035 - 02/01/2056, with a total market value of $5,558,395)	$5,471,888	$5,471,888
Nomura Securities International, Inc. 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $17,867,440 (collateralized by various U.S. Government Obligations, ranging in par value $16,412 - $3,539,844, 2.500% - 6.500%, 08/01/2035 - 01/01/2056, with a total market value of $18,143,921)	17,861,977	17,861,977
TOTAL REPURCHASE AGREEMENTS (Cost $80,860,015)		80,860,015
TOTAL INVESTMENTS — 109.2% (Cost $864,236,633)		$958,654,436

Percentages are based on Net Assets of $878,132,124.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2026. The total market value of securities on loan at January 31, 2026 was $87,267,277.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no stated interest rate.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2026 was $80,860,015. The total value of non-cash collateral held from securities on loan as of January 31, 2026 was $9,599,863.

Schedule of Investments		January 31, 2026 (Unaudited)
Global X MSCI Argentina ETF

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$840,940,805	$—	$—	^	$840,940,805
Preferred Stock	36,853,616	—	—		36,853,616
Repurchase Agreements	—	80,860,015	—		80,860,015
Total Investments in Securities	$877,794,421	$80,860,015	$—		$958,654,436

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^ This category includes securities with a value of $—.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments		January 31, 2026 (Unaudited)
Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — 100.0%
BELGIUM — 2.5%
Industrials — 1.6%
Cenergy Holdings	243,375	$5,616,925

Materials — 0.9%
Viohalco	193,192	2,987,813

TOTAL BELGIUM		8,604,738
GREECE — 93.8%
Communication Services — 3.7%
Hellenic Telecommunications Organization	691,700	12,976,884

Consumer Discretionary — 9.8%
Autohellas Tourist and Trading	218,359	3,371,838
Ballys Intralot *	4,025,050	4,912,919
FF Group *(A)	452,712	5
FF Group ADR *(A)	198,300	2
JUMBO	413,024	12,303,554
OPAP	658,229	13,312,110
		33,900,428
Consumer Staples — 1.1%
Sarantis	231,484	3,734,235

Energy — 6.7%
HELLENiQ ENERGY Holdings	563,291	6,078,005
Motor Oil Hellas Corinth Refineries	319,860	12,922,560
Tsakos Energy Navigation	163,535	4,443,246
		23,443,811
Financials — 50.4%
Alpha Bank	6,998,096	33,717,539
Eurobank	8,454,363	41,588,892
Hellenic Exchanges - Athens Stock Exchange	123,443	862,036
National Bank of Greece	2,975,837	52,802,361
Optima bank	945,847	9,744,504
Piraeus Bank	3,597,028	36,416,175
		175,131,507

Schedule of Investments		January 31, 2026 (Unaudited)
Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 14.1%
Aegean Airlines	276,005	$4,912,126
Aktor Holding Company Technical And Energy Projects *	416,628	5,392,601
Athens International Airport	406,992	5,485,759
Capital Clean Energy Carriers	113,349	2,481,209
GEK TERNA	311,182	12,305,420
Metlen Energy & Metals PLC *	274,555	15,031,313
Piraeus Port Authority	67,725	3,206,661
		48,815,089
Real Estate — 1.1%
LAMDA Development *	464,288	3,910,584

Utilities — 6.9%
Athens Water Supply & Sewage	401,483	3,438,909
Holding ADMIE IPTO	1,009,736	3,687,798
Public Power	708,469	16,822,957
		23,949,664
TOTAL GREECE		325,862,202
UNITED STATES — 3.7%
Materials — 3.7%
Titan	192,058	12,954,970

TOTAL COMMON STOCK (Cost $230,615,755)		347,421,910

Schedule of Investments		January 31, 2026 (Unaudited)
Global X MSCI Greece ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.0%
Citadel Securities LLC 3.710%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $4 (collateralized by various U.S. Treasury Obligations, ranging in par value $0 - $0, 0.000% - 4.500%, 02/15/2026 - 11/15/2055, with a total market value of $4) (Cost $4)	$4	$4
TOTAL INVESTMENTS — 100.0% (Cost $230,615,759)		$347,421,914

Percentages are based on Net Assets of $347,431,354.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2026 was $4. The total value of non-cash collateral held from securities on loan as of January 31, 2026 was $0.

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$347,421,903	$—	$7	$347,421,910
Repurchase Agreement	—	4	—	4
Total Investments in Securities	$347,421,903	$4	$7	$347,421,914

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments		January 31, 2026 (Unaudited)
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — 97.5%
FRANCE — 6.5%
Industrials — 6.5%
Airbus	81,474	$18,751,291

GERMANY — 90.5%
Communication Services — 6.1%
Deutsche Telekom	487,260	16,329,337
Scout24	10,412	1,041,101
		17,370,438
Consumer Discretionary — 6.0%
adidas	23,701	4,205,434
Bayerische Motoren Werke	38,804	4,035,601
Continental	14,987	1,188,148
Mercedes-Benz Group	99,680	6,853,015
Zalando *	32,951	954,136
		17,236,334
Consumer Staples — 0.5%
Beiersdorf	12,453	1,488,144

Financials — 20.2%
Allianz	52,682	23,301,967
Commerzbank	95,840	3,955,233
Deutsche Bank	269,768	10,686,995
Deutsche Boerse	26,069	6,615,096
Hannover Rueck	8,326	2,365,330
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	18,085	11,024,238
		57,948,859
Health Care — 5.9%
Bayer	136,035	7,211,354
Fresenius & KGaA	57,093	3,206,549
Fresenius Medical Care	29,096	1,312,224
Merck KGaA	17,938	2,679,240
Siemens Healthineers	51,640	2,590,662
		17,000,029

Schedule of Investments		January 31, 2026 (Unaudited)
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 28.0%
Brenntag	16,013	$979,167
Daimler Truck Holding	74,368	3,623,823
Deutsche Post	131,227	7,387,354
GEA Group	20,227	1,453,414
MTU Aero Engines	7,469	3,327,631
Rheinmetall	6,365	13,489,790
Siemens	104,126	31,748,904
Siemens Energy *	107,063	18,411,046
		80,421,129
Information Technology — 13.8%
Infineon Technologies	180,832	8,951,461
SAP	150,289	30,494,768
		39,446,229
Materials — 4.6%
BASF	123,589	6,757,418
Heidelberg Materials	17,736	4,880,365
Symrise, Cl A	18,428	1,557,845
		13,195,628
Real Estate — 1.0%
Vonovia	100,863	2,953,007

Utilities — 4.4%
E.ON	310,878	6,607,147
RWE	93,634	5,961,707
		12,568,854
TOTAL GERMANY		259,628,651
UNITED STATES — 0.5%
Health Care — 0.5%
QIAGEN	28,696	1,523,252

TOTAL COMMON STOCK (Cost $254,309,356)		279,903,194

Schedule of Investments		January 31, 2026 (Unaudited)
Global X DAX Germany ETF

	Shares	Value
PREFERRED STOCK — 2.2%
GERMANY— 2.2%
Consumer Discretionary — 1.5%
Porsche Automobil Holding (A)	21,248	$916,067
Volkswagen (A)	28,616	3,494,530
		4,410,597
Consumer Staples — 0.7%
Henkel & KGaA (A)	21,263	1,875,924
TOTAL GERMANY		6,286,521
TOTAL PREFERRED STOCK (Cost $6,250,152)		6,286,521
TOTAL INVESTMENTS — 99.7% (Cost $260,559,508)		$286,189,715

Percentages are based on Net Assets of $286,961,789.

A list of the open futures contracts held by the Fund at January 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts Mini DAX Index	5	Mar-2026	$730,424	$732,114	$(11,688)

*	Non-income producing security.
(A)	There is currently no stated interest rate.

Schedule of Investments		January 31, 2026 (Unaudited)
Global X DAX Germany ETF

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$279,903,194	$—	$—	$279,903,194
Preferred Stock	6,286,521	—	—	6,286,521
Total Investments in Securities	$286,189,715	$—	$—	$286,189,715

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(11,688)	$—	$—	$(11,688)
Total Other Financial Instruments	$(11,688)	$—	$—	$(11,688)

*	Futures contracts are valued at unrealized depreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments		January 31, 2026 (Unaudited)
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — 100.1%
VIETNAM — 100.1%
Consumer Discretionary — 1.1%
FPT DIGITAL RETAIL JSC *	54,450	$356,674

Consumer Staples — 11.5%
DABACO Vietnam Group JSC *	139,585	151,495
HAGL JSC *	380,800	253,260
KIDO Group	102,073	196,771
Masan Group *	431,020	1,395,908
Saigon Beer Alcohol Beverage	92,400	177,768
Thanh Thanh Cong - Bien Hoa JSC *	249,658	230,051
Vietnam Dairy Products JSC	439,200	1,195,494
Vinh Hoan	75,780	189,033
		3,789,780
Energy — 2.0%
PetroVietnam Drilling & Well Services JSC	190,552	227,748
PetroVietnam Technical Services *	161,008	281,828
Petrovietnam Transportation *	183,010	146,411
		655,987
Financials — 27.5%
Bank for Foreign Trade of Vietnam JSC	499,649	1,358,108
Bank for Investment and Development of Vietnam JSC	186,483	387,533
FPT Securities JSC	108,248	137,308
Ho Chi Minh City Securities	346,200	314,339
MB Securities JSC	166,300	169,910
Nam A Commercial JSB *	361,575	197,258
Sai Gon-Ha Noi Securities JSC	296,401	213,699
Saigon - Hanoi Commercial Joint Stock Bank	856,223	528,186
Saigon Thuong Tin Commercial JSB *	347,100	843,093
SSI Securities	969,602	1,164,479
Techcom Securities JSC *	152,000	331,110
Tien Phong Commercial Joint Stock Bank	295,315	195,837
Vietcap Securities JSC	236,382	334,017
Vietnam Export Import Commercial JSB *	365,647	293,933
Vietnam Joint Stock Commercial Bank for Industry and Trade	205,160	306,510
Vietnam Prosperity JSC Bank	722,200	779,643

Schedule of Investments		January 31, 2026 (Unaudited)
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
VIX Securities JSC *	927,509	$808,178
VNDirect Securities	709,450	506,027
VPS Securities JSC *	136,900	242,268
		9,111,436
Industrials — 9.0%
Binh Minh Plastics JSC	22,200	139,515
Development Investment Construction JSC *	276,918	172,960
Gelex Group JSC	282,515	399,749
Gemadept	76,800	202,830
Ha Do Group JSC *	137,681	145,713
Ho Chi Minh City Infrastructure Investment JSC	183,700	130,673
Hoang Huy Investment Financial Services JSC *	318,231	192,629
IDICO JSC	132,306	244,340
PC1 Group JSC *	159,973	149,260
Tasco JSC *	359,440	217,574
Vietjet Aviation JSC *	107,700	707,979
Vietnam Construction and Import-Export JSC	222,181	164,042
Viettel Post Joint Stock	26,500	113,614
		2,980,878
Information Technology — 6.8%
CMC *	82,500	113,872
Digiworld	84,086	158,855
FPT	493,600	1,988,711
		2,261,438
Materials — 9.7%
Duc Giang Chemicals JSC	119,180	315,216
Hoa Phat Group JSC *	2,226,376	2,300,454
Hoa Sen Group	232,330	144,215
Nam Kim Steel JSC *	189,080	110,807
PetroVietNam Ca Mau Fertilizer JSC	105,000	148,167
Petrovietnam Fertilizer & Chemicals JSC	217,126	200,492
		3,219,351
Real Estate — 30.4%
CEO Group JSC *	201,713	155,541

Schedule of Investments		January 31, 2026 (Unaudited)
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Dat Xanh Group JSC *	379,611	$225,393
Khang Dien House Trading and Investment JSC *	352,719	373,974
Kinh Bac City Development Holding *	294,100	395,732
Kosy JSC *	75,400	113,811
Novaland Investment Group *	620,691	311,099
Phat Dat Real Estate Development *	331,214	226,028
Sai Gon VRG Investment	85,099	200,140
Van Phu Real estate development JSC *	89,964	186,955
Vincom Retail JSC *	571,100	664,966
Vingroup JSC *	1,120,100	6,067,550
Vinhomes JSC *	278,300	1,137,364
		10,058,553
Utilities — 2.1%
Binh Duong Water Environment JSC	63,200	112,818
PetroVietnam Gas JSC	69,675	314,299
PetroVietnam Power *	518,153	274,689
		701,806
TOTAL VIETNAM		33,135,903
TOTAL COMMON STOCK (Cost $25,919,283)		33,135,903
TOTAL INVESTMENTS — 100.1% (Cost $25,919,283)		$33,135,903

Percentages are based on Net Assets of $33,117,312.

*	Non-income producing security.

As of January 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

January 31, 2026 (Unaudited)

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

JSB — Joint-Stock Bank

JSC — Joint-Stock Company

NVDR — Non-Voting Depositary Receipt

GLX-QH-002-2900

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 30.5%
Materials — 30.5%
Elevra Lithium *(A)	908,944	$4,266,296
ESG Minerals *(B)	397,586	—
European Lithium *(A)	7,715,089	1,270,129
IGO *	4,192,092	24,433,924
ioneer *(A)	12,265,488	1,331,851
Liontown *	12,666,424	16,460,273
Mineral Resources *	1,053,994	42,198,156
PLS Group *	19,215,010	57,748,007
Rio Tinto PLC ADR	4,041,414	367,889,916
Vulcan Energy Resources *(A)	2,016,758	5,679,616

TOTAL AUSTRALIA		521,278,168
BRAZIL — 0.2%
Materials — 0.2%
Sigma Lithium *(A)	384,783	4,147,961

CANADA — 1.1%
Materials — 1.1%
Lithium Americas *(A)	1,308,671	6,397,668
Lithium Argentina *(A)	725,260	4,895,231
PMET Resources *(A)	872,020	3,973,240
Standard Lithium *	1,034,183	4,505,911

TOTAL CANADA		19,772,050
CHILE — 4.0%
Materials — 4.0%
Sociedad Quimica y Minera de Chile ADR *	884,649	67,976,429

CHINA — 32.1%
Consumer Discretionary — 3.0%
BYD, Cl H	4,131,121	51,707,118

Industrials — 11.2%
Contemporary Amperex Technology, Cl A	1,101,309	55,451,232
Eve Energy, Cl A	5,127,888	47,057,094
Jiangxi Special Electric Motor, Cl A *	8,403,240	11,242,520

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sunwoda Electronic, Cl A	8,215,391	$27,690,736
Wuxi Lead Intelligent Equipment, Cl A	5,937,410	49,292,640
		190,734,222
Information Technology — 3.9%
NAURA Technology Group, Cl A	979,040	66,932,686

Materials — 14.0%
Ganfeng Lithium Group, Cl A	6,430,100	63,456,456
Guangzhou Tinci Materials Technology, Cl A	6,829,785	39,998,352
Shanghai Putailai New Energy Technology, Cl A	5,986,008	23,862,052
Sinomine Resource Group, Cl A	3,405,456	41,886,624
Tianqi Lithium, Cl A *	6,003,973	47,115,896
Yunnan Energy New Material, Cl A *	3,157,159	23,158,767
		239,478,147
TOTAL CHINA		548,852,173
FRANCE — 0.3%
Materials — 0.3%
Eramet (A)	55,251	4,850,845

JAPAN — 6.4%
Consumer Discretionary — 3.7%
Panasonic Holdings	4,587,989	62,963,650

Information Technology — 2.7%
TDK	3,664,696	47,061,862

TOTAL JAPAN		110,025,512
NETHERLANDS — 0.5%
Materials — 0.5%
AMG Critical Materials (A)	186,092	7,996,435

SOUTH KOREA — 11.4%
Industrials — 6.5%
Ecopro *	300,868	48,493,384
L&F *	153,827	13,497,534

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
LG Energy Solution *	179,882	$49,738,110
		111,729,028
Information Technology — 4.9%
Samsung SDI	305,558	82,789,787

TOTAL SOUTH KOREA		194,518,815
UNITED STATES — 13.5%
Consumer Discretionary — 3.7%
Lucid Group, Cl A *(A)	784,071	8,679,666
Tesla *	125,042	53,819,327
		62,498,993
Industrials — 2.5%
EnerSys	241,573	43,529,039

Materials — 7.3%
Albemarle	727,017	124,050,911

TOTAL UNITED STATES		230,078,943
TOTAL COMMON STOCK (Cost $1,258,065,488)		1,709,497,331

	Face Amount
REPURCHASE AGREEMENTS(C) — 1.0%
CF Secured LLC 3.680%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $3,621,148 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $3,877 - $750,046, 0.000% - 7.000%, 02/28/2027 - 09/20/2065, with a total market value of $3,677,190)	$3,620,038	3,620,038
Citadel Securities LLC 3.710%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $3,852,296 (collateralized by various U.S. Treasury Obligations, ranging in par value $242 - $370,107, 0.000% - 4.500%, 02/15/2026 - 11/15/2055, with a total market value of $3,909,991)	3,851,105	3,851,105

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Lithium & Battery Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Citigroup Global Markets, Inc. 3.660%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $231,137 (collateralized by various U.S. Treasury Obligations, ranging in par value $228,221 - $228,221, 4.250% - 4.250%, 02/15/2028 - 02/15/2028, with a total market value of $231,260)	$231,067	$231,067
Citigroup Global Markets, Inc. 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $3,621,145 (collateralized by various U.S. Government Obligations, ranging in par value $21,625 - $128,448, 3.500% - 7.500%, 11/01/2049 - 01/20/2056, with a total market value of $3,674,769)	3,620,038	3,620,038
Clear Street LLC 3.720%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $691,995 (collateralized by various U.S. Government Obligations, ranging in par value $1,031 - $201,577, 2.500% - 7.000%, 11/01/2030 - 02/01/2056, with a total market value of $702,517)	691,781	691,781
Daiwa Capital Markets America, Inc. 3.660%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $753,844 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,507 - $305,502, 1.125% - 4.375%, 02/28/2027 - 06/30/2031, with a total market value of $763,380)	753,614	753,614

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Lithium & Battery Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
RBC Dominion Securities, Inc. 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $3,621,145 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $6,856 - $11,566,528, 0.000% - 7.000%, 07/31/2030 - 05/01/2054, with a total market value of $3,673,755)	$3,620,038	$3,620,038
TOTAL REPURCHASE AGREEMENTS (Cost $16,387,681)		16,387,681
TOTAL INVESTMENTS — 101.0% (Cost $1,274,453,169)		$1,725,885,012

Percentages are based on Net Assets of $1,709,063,372.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2026. The total market value of securities on loan at January 31, 2026 was $21,411,447.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2026 was $16,387,681. The total value of non-cash collateral held from securities on loan as of January 31, 2026 was $6,960,966.

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$1,709,497,331	$—	$—	^	$1,709,497,331
Repurchase Agreements	—	16,387,681	—		16,387,681
Total Investments in Securities	$1,709,497,331	$16,387,681	$—		$1,725,885,012

^ Includes Securities in which the fair value is $0 or has been rounded to $0.

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Lithium & Battery Tech ETF

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments		January 31, 2026 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 94.8%
AUSTRALIA — 1.1%
Industrials — 1.1%
McMillan Shakespeare	1,085,090	$12,960,723

BRAZIL — 8.1%
Consumer Discretionary — 2.3%
Direcional Engenharia	5,577,500	14,861,118
Vulcabras	3,740,329	12,873,667
		27,734,785
Consumer Staples — 1.1%
MBRF Global Foods	3,737,900	13,329,372

Financials — 2.4%
BB Seguridade Participacoes	1,380,700	9,839,256
Caixa Seguridade Participacoes	5,834,600	19,290,605
		29,129,861
Health Care — 1.0%
Odontoprev	5,465,400	11,733,456

Materials — 1.3%
Vale	975,000	15,702,648

TOTAL BRAZIL		97,630,122
CANADA — 3.1%
Energy — 2.4%
Cardinal Energy (A)	2,105,145	13,789,193
Parex Resources (A)	982,531	14,656,520
		28,445,713
Real Estate — 0.7%
Allied Properties Real Estate Investment Trust ‡	805,245	8,354,830

TOTAL CANADA		36,800,543
CHINA — 5.2%
Consumer Staples — 0.7%
Sun Art Retail Group	44,558,400	8,786,501

Schedules of Investments		January 31, 2026 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — 2.0%
Chongqing Rural Commercial Bank, Cl H	15,097,900	$11,270,696
Far East Horizon	13,077,400	13,077,903
		24,348,599
Industrials — 0.9%
Greentown Management Holdings (A)	24,740,000	10,422,244

Real Estate — 1.6%
C&D International Investment Group	5,134,132	10,564,490
Sunac Services Holdings (A)	45,963,700	8,475,067
		19,039,557
TOTAL CHINA		62,596,901
FRANCE — 1.9%
Communication Services — 1.1%
Metropole Television	872,580	12,539,873

Real Estate — 0.8%
ICADE ‡	395,427	9,756,544

TOTAL FRANCE		22,296,417
GREECE — 0.9%
Consumer Discretionary — 0.9%
OPAP	537,870	10,877,953

HONG KONG — 5.8%
Communication Services — 1.0%
PCCW	16,619,100	12,406,283

Information Technology — 0.9%
VTech Holdings	1,353,100	10,560,130

Real Estate — 3.9%
Hang Lung Group	6,956,044	14,990,361
Hysan Development	6,226,000	17,092,262

Schedules of Investments		January 31, 2026 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Kerry Properties	4,855,600	$14,747,664
		46,830,287
TOTAL HONG KONG		69,796,700
INDONESIA — 2.1%
Energy — 2.1%
Alamtri Resources	68,830,600	9,062,593
Bukit Asam	56,893,700	8,406,099
Indo Tambangraya Megah	6,019,000	7,871,138

TOTAL INDONESIA		25,339,830
IRELAND — 1.0%
Utilities — 1.0%
Greencoat Renewables PLC (A)	15,317,066	12,208,754

ISRAEL — 2.6%
Consumer Discretionary — 1.9%
Delta Israel Brands (A)	464,817	22,109,792

Energy — 0.7%
Energean PLC (A)	759,677	8,834,908

TOTAL ISRAEL		30,944,700
LUXEMBOURG — 1.6%
Communication Services — 1.6%
SES, Cl A (A)	2,304,061	18,967,977

MEXICO — 1.2%
Financials — 1.2%
Banco del Bajio	4,885,500	14,459,075

NEW ZEALAND — 0.8%
Communication Services — 0.8%
Spark New Zealand (A)	7,036,826	9,619,081

Schedules of Investments		January 31, 2026 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
NORWAY — 6.4%
Energy — 5.4%
Aker BP	622,098	$18,237,052
DNO	9,309,141	15,691,334
FLEX LNG (A)	383,372	10,236,033
SFL, Cl B (A)	1,008,844	8,938,358
Var Energi	3,056,865	11,104,524
		64,207,301
Industrials — 1.0%
Wallenius Wilhelmsen, Cl B	1,078,149	12,545,954

TOTAL NORWAY		76,753,255
RUSSIA — 0.0%
Materials — 0.0%
Magnitogorsk Iron & Steel Works PJSC *(B)	6,332,020	—
PhosAgro PJSC GDR *(B)	119	—
Severstal PAO *(B)	312,897	—
		—
Utilities — 0.0%
Unipro PJSC *(B)	209,143,887	—

TOTAL RUSSIA		—
SINGAPORE — 2.7%
Real Estate — 0.9%
ESR-REIT ‡	5,283,500	11,366,395

Utilities — 1.8%
Kenon Holdings	295,744	21,187,458

TOTAL SINGAPORE		32,553,853
SOUTH AFRICA — 5.6%
Energy — 2.0%
Exxaro Resources	1,074,517	12,354,182
Thungela Resources (A)	1,909,224	11,905,939
		24,260,121

Schedules of Investments		January 31, 2026 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.0%
Kumba Iron Ore (A)	521,012	$11,695,359

Real Estate — 2.6%
Growthpoint Properties ‡	14,155,320	15,622,707
Redefine Properties ‡	39,157,924	15,235,881
		30,858,588
TOTAL SOUTH AFRICA		66,814,068
SPAIN — 0.7%
Communication Services — 0.7%
Atresmedia de Medios de Comunicacion	1,352,055	8,444,513

THAILAND — 1.1%
Real Estate — 1.1%
Sansiri NVDR	296,402,700	12,905,505

TURKEY — 0.6%
Industrials — 0.6%
Turk Traktor ve Ziraat Makineleri (A)	520,154	7,086,094

UNITED KINGDOM — 9.7%
Consumer Discretionary — 1.3%
Taylor Wimpey PLC	10,847,609	15,890,416

Energy — 2.2%
Harbour Energy PLC	3,819,324	12,190,726
Ithaca Energy PLC	5,744,516	14,473,030
		26,663,756
Financials — 6.2%
Aberdeen Group PLC	4,870,781	14,530,866
Ashmore Group PLC	4,544,239	14,753,982
Legal & General Group PLC	3,919,347	14,257,940
M&G PLC	3,560,767	15,118,100
Phoenix Group Holdings PLC	1,468,202	14,899,008
		73,559,896
TOTAL UNITED KINGDOM		116,114,068

Schedules of Investments		January 31, 2026 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 32.6%
Consumer Discretionary — 0.9%
Bloomin’ Brands	1,811,985	$10,871,910

Consumer Staples — 1.4%
JBS NV *	1,033,830	16,257,170

Energy — 1.3%
Nordic American Tankers (A)	3,635,373	15,123,152

Financials — 20.2%
Adamas Trust ‡	1,560,574	12,484,592
AGNC Investment ‡	920,177	10,490,018
Annaly Capital Management ‡	452,051	10,401,693
Apollo Commercial Real Estate Finance ‡	950,209	10,271,759
Arbor Realty Trust ‡	697,486	5,370,642
ARMOUR Residential REIT ‡	500,411	8,707,151
Blackstone Mortgage Trust, Cl A ‡	467,667	9,002,590
BrightSpire Capital ‡	1,607,615	9,613,538
Chimera Investment ‡	688,805	8,506,742
Dynex Capital ‡	690,617	9,585,764
Ellington Financial ‡	738,833	9,494,004
Franklin BSP Realty Trust ‡	719,328	7,380,305
Invesco Mortgage Capital ‡	1,079,719	9,274,786
KKR Real Estate Finance Trust ‡	855,516	7,083,672
Ladder Capital, Cl A ‡	1,155,342	12,674,102
MFA Financial ‡	892,979	8,608,318
Orchid Island Capital, Cl A ‡	1,084,296	8,457,509
PennyMac Mortgage Investment Trust ‡	690,643	8,170,307
Ready Capital ‡	1,470,116	3,131,347
Redwood Trust ‡	1,490,469	8,167,770
Rithm Capital ‡	791,661	8,660,771
Starwood Property Trust ‡	480,483	8,615,060
TFS Financial (A)	897,301	12,629,512
TPG RE Finance Trust ‡	1,105,702	9,984,489
Two Harbors Investment ‡	716,332	8,216,328
Western Union (A)	1,777,948	16,659,373
		241,642,142

Schedules of Investments		January 31, 2026 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.3%
Ardagh Metal Packaging	3,649,196	$16,019,970

Real Estate — 7.5%
Alexander’s ‡	57,079	13,978,647
Armada Hoffler Properties REIT ‡	1,977,976	13,786,492
Brandywine Realty Trust ‡	1,966,670	5,565,676
Easterly Government Properties ‡	568,162	13,289,309
Global Medical REIT ‡	234,507	8,099,872
Global Net Lease ‡	1,349,819	12,769,288
Innovative Industrial Properties ‡	157,540	7,612,333
Park Hotels & Resorts ‡	1,362,403	14,891,065
		89,992,682
TOTAL UNITED STATES		389,907,026
TOTAL COMMON STOCK (Cost $1,040,732,572)		1,135,077,158

PREFERRED STOCK — 4.6%
BRAZIL—4.6%
Energy — 0.9%
Petroleo Brasileiro (C)	1,474,200	10,632,272
Financials — 1.7%
Banco Bradesco (C)	4,956,700	20,175,011
Materials — 1.1%
Bradespar (C)	3,002,700	13,655,545
Utilities — 0.9%
Cia Energetica de Minas Gerais (C)	4,740,000	10,393,406
TOTAL BRAZIL		54,856,234
TOTAL PREFERRED STOCK (Cost $44,235,048)		54,856,234

Schedules of Investments		January 31, 2026 (Unaudited)
Global X SuperDividend® ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — 3.5%
Bank of America Securities, Inc. 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $9,228,077 (collateralized by various U.S. Government Obligations, ranging in par value $19,316 - $5,029,517, 1.500% - 6.500%, 08/01/2033 - 02/01/2056, with a total market value of $9,380,790)	$9,225,256	$9,225,256
Citadel Securities LLC 3.710%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $9,817,136 (collateralized by various U.S. Treasury Obligations, ranging in par value $617 - $943,174, 0.000% - 4.500%, 02/15/2026 - 11/15/2055, with a total market value of $9,964,166)	9,814,102	9,814,102
Citigroup Global Markets, Inc. 3.660%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $2,507,109 (collateralized by various U.S. Treasury Obligations, ranging in par value $2,475,470 - $2,475,470, 4.250% - 4.250%, 02/15/2028 - 02/15/2028, with a total market value of $2,508,443)	2,506,345	2,506,345
Clear Street LLC 3.720%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $9,228,116 (collateralized by various U.S. Government Obligations, ranging in par value $13,744 - $2,688,133, 2.500% - 7.000%, 11/01/2030 - 02/01/2056, with a total market value of $9,368,421)	9,225,256	9,225,256
JP Morgan Securities LLC 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $2,630,597 (collateralized by various U.S. Government Obligations, ranging in par value $2,450 - $421,494, 1.500% - 7.000%, 04/01/2035 - 02/01/2056, with a total market value of $2,671,368)	2,629,793	2,629,793

Schedules of Investments		January 31, 2026 (Unaudited)
Global X SuperDividend® ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
Nomura Securities International, Inc. 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $8,363,943 (collateralized by various U.S. Government Obligations, ranging in par value $7,682 - $1,657,039, 2.500% - 6.500%, 08/01/2035 - 01/01/2056, with a total market value of $8,493,367)	$8,361,386	$8,361,386
TOTAL REPURCHASE AGREEMENTS (Cost $41,762,138)		41,762,138
TOTAL INVESTMENTS — 102.9% (Cost $1,126,729,758)		$1,231,695,530

Percentages are based on Net Assets of $1,196,464,954.

A list of the open futures contracts held by the Fund at January 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
MSCI EAFE Index	28	Mar-2026	$4,010,089	$4,251,520	$241,431
S&P Mid Cap 400 Index E-Mini	6	Mar-2026	2,004,383	2,068,500	64,117
			$6,014,472	$6,320,020	$305,548

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2026. The total market value of securities on loan at January 31, 2026 was $56,852,110.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no stated interest rate.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2026 was $41,762,138. The total value of non-cash collateral held from securities on loan as of January 31, 2026 was $17,927,114.

Schedules of Investments		January 31, 2026 (Unaudited)
Global X SuperDividend® ETF

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,135,077,158	$—	$— ^	$1,135,077,158
Preferred Stock	54,856,234	—	—	54,856,234
Repurchase Agreements	—	41,762,138	—	41,762,138
Total Investments in Securities	$1,189,933,392	$41,762,138	$—	$1,231,695,530

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$305,548	$—	$—	$305,548
Total Other Financial Instruments	$305,548	$—	$—	$305,548

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 39.7%
Communication Services — 39.2%
Baidu ADR *(A)	52,280	$8,008,250
Bilibili ADR *(A)	129,778	4,417,643
DouYu International Holdings ADR	5,863	37,347
Hello Group ADR	53,603	365,573
HUYA ADR (A)	33,378	141,523
Inkeverse Group *	398,600	44,915
JOYY ADR	11,735	755,147
Kuaishou Technology, Cl B	1,177,888	12,088,521
Meitu	1,584,200	1,566,004
NetEase ADR	42,333	5,453,760
Newborn Town *	254,600	374,906
Tencent Holdings	169,027	13,115,787
Tencent Music Entertainment Group ADR	254,287	4,266,936
Weibo ADR (A)	38,005	402,093
		51,038,405
Consumer Staples — 0.5%
East Buy Holding *(A)	185,700	634,400

TOTAL CHINA		51,672,805
GERMANY — 0.9%
Communication Services — 0.9%
United Internet	35,548	1,162,971

JAPAN — 5.1%
Communication Services — 5.1%
Anycolor	12,788	365,170
DeNA (A)	32,666	535,963
giftee	8,256	67,970
Gree	25,207	66,179
Kakaku.com	54,615	747,035
MIXI	15,440	271,947
Nexon	190,969	4,559,438

TOTAL JAPAN		6,613,702

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 0.2%
Communication Services — 0.2%
Grindr *(A)	16,959	$191,976

SOUTH KOREA — 13.6%
Communication Services — 13.6%
Com2uSCorp	4,002	102,594
Kakao	137,460	5,863,585
NAVER	60,498	11,558,253
SOOP *	3,353	172,146

TOTAL SOUTH KOREA		17,696,578
UNITED ARAB EMIRATES — 0.2%
Communication Services — 0.2%
Yalla Group ADR *	39,661	279,610

UNITED KINGDOM — 0.3%
Communication Services — 0.3%
Trustpilot Group PLC *	164,253	415,180

UNITED STATES — 40.0%
Communication Services — 37.9%
Alphabet, Cl A	24,770	8,372,260
Angi, Cl A *(A)	15,714	203,968
Bumble, Cl A *(A)	24,212	81,110
IAC *(A)	33,066	1,221,789
Match Group	111,886	3,485,249
Meta Platforms, Cl A	18,421	13,198,647
Nextdoor Holdings *	83,427	163,517
Pinterest, Cl A *	171,211	3,788,899
Reddit, Cl A *	48,704	8,779,870
Rumble *(A)	104,201	592,904
Snap, Cl A *	492,533	3,413,254
Spotify Technology *	9,347	4,676,771
Trump Media & Technology Group *	45,663	583,573
Yelp, Cl A *	28,546	781,589
		49,343,400

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.1%
Groupon, Cl A *(A)	9,672	$136,859

Industrials — 0.2%
Fiverr International *	13,799	231,133

Information Technology — 1.8%
Life360, CDI *	98,229	1,886,889
Sprinklr, Cl A *	47,577	303,541
Sprout Social, Cl A *	21,994	199,046
		2,389,476
TOTAL UNITED STATES		52,100,868
TOTAL COMMON STOCK (Cost $144,754,988)		130,133,690

	Face Amount
U.S. TREASURY OBLIGATION — 15.3%
U.S. Treasury Bills 3.640%, 03/03/2026(B)	$20,000,000	19,941,597
TOTAL U.S. TREASURY OBLIGATION (Cost $19,943,533)		19,941,597

REPURCHASE AGREEMENTS(C) — 7.6%
CF Secured LLC 3.680%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $2,187,407 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $2,342 - $453,076, 0.000% - 7.000%, 02/28/2027 - 09/20/2065, with a total market value of $2,221,259)	2,186,736	2,186,736
Citadel Securities LLC 3.710%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $2,327,034 (collateralized by various U.S. Treasury Obligations, ranging in par value $146 - $223,568, 0.000% - 4.500%, 02/15/2026 - 11/15/2055, with a total market value of $2,361,886)	2,326,315	2,326,315

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Social Media ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Citigroup Global Markets, Inc. 3.660%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $139,622 (collateralized by various U.S. Treasury Obligations, ranging in par value $137,860 - $137,860, 4.250% - 4.250%, 02/15/2028 - 02/15/2028, with a total market value of $139,696)	$139,579	$139,579
Citigroup Global Markets, Inc. 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $2,187,405 (collateralized by various U.S. Government Obligations, ranging in par value $13,063 - $77,591, 3.500% - 7.500%, 11/01/2049 - 01/20/2056, with a total market value of $2,219,797)	2,186,736	2,186,736
Clear Street LLC 3.720%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $417,606 (collateralized by various U.S. Government Obligations, ranging in par value $622 - $121,648, 2.500% - 7.000%, 11/01/2030 - 02/01/2056, with a total market value of $423,956)	417,477	417,477
Daiwa Capital Markets America, Inc. 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $455,774 (collateralized by various U.S. Treasury Obligations, ranging in par value $911 - $184,707, 1.125% - 4.375%, 02/28/2027 - 06/30/2031, with a total market value of $461,540)	455,635	455,635

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Social Media ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
RBC Dominion Securities, Inc. 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $2,187,405 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $4,142 - $6,986,928, 0.000% - 7.000%, 07/31/2030 - 05/01/2054, with a total market value of $2,219,184)	$2,186,736	$2,186,736
TOTAL REPURCHASE AGREEMENTS (Cost $9,899,214)		9,899,214
TOTAL INVESTMENTS — 122.9% (Cost $174,597,735)		$159,974,501

Percentages are based on Net Assets of $130,127,032.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2026. The total market value of securities on loan at January 31, 2026 was $12,027,151.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2026 was $9,899,214. The total value of non-cash collateral held from securities on loan as of January 31, 2026 was $2,666,574.

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$130,133,690	$—	$—	$130,133,690
U.S. Treasury Obligation	—	19,941,597	—	19,941,597
Repurchase Agreements	—	9,899,214	—	9,899,214
Total Investments in Securities	$130,133,690	$29,840,811	$—	$159,974,501

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — 100.0%
CANADA — 3.9%
Consumer Discretionary — 1.3%
Restaurant Brands International	10,666	$714,515

Information Technology — 1.2%
Celestica *	2,346	659,203

Materials — 1.4%
Triple Flag Precious Metals	23,990	808,943

TOTAL CANADA		2,182,661
CHINA — 1.4%
Consumer Discretionary — 1.4%
Alibaba Group Holding ADR	4,603	780,485

IRELAND — 1.4%
Industrials — 1.4%
AerCap Holdings	5,460	784,383

NETHERLANDS — 1.0%
Health Care — 1.0%
Newamsterdam Pharma *	18,826	585,865

SINGAPORE — 1.0%
Consumer Discretionary — 1.0%
Sea ADR *	4,981	580,237

SWITZERLAND — 1.1%
Consumer Discretionary — 1.1%
Sportradar Group, Cl A *	33,285	602,791

UNITED STATES — 90.2%
Communication Services — 7.3%
Alphabet, Cl A	2,547	860,886
Meta Platforms, Cl A	1,206	864,099
TKO Group Holdings, Cl A	3,929	795,937
Warner Bros Discovery *	31,924	879,187

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Warner Music Group, Cl A	23,849	$714,993
		4,115,102
Consumer Discretionary — 9.8%
Amazon.com *	3,117	745,898
Asbury Automotive Group *	3,349	785,374
Expedia Group	2,974	787,634
Home Depot	2,028	759,668
Lithia Motors, Cl A	2,545	823,155
Tesla *	1,776	764,408
United Parks & Resorts *	23,207	873,744
		5,539,881
Consumer Staples — 3.6%
Albertsons, Cl A	40,063	667,049
Maplebear *	17,920	665,907
Post Holdings *	6,857	701,540
		2,034,496
Energy — 2.8%
Expand Energy	6,205	697,504
Targa Resources	4,313	866,827
		1,564,331
Financials — 6.6%
Blackrock	709	793,328
Fidelity National Information Services	11,355	627,364
Janus Henderson Group PLC	17,350	835,055
LPL Financial Holdings	2,009	732,281
Mastercard, Cl A	1,352	728,444
		3,716,472
Health Care — 22.1%
Arcutis Biotherapeutics *	27,739	703,738
Boston Scientific *	7,133	667,149
Caris Life Sciences *	30,618	709,113
Corcept Therapeutics *	9,664	385,304
Denali Therapeutics *	41,793	908,580
Dianthus Therapeutics *	17,556	937,315
Eli Lilly	710	736,376

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Henry Schein *	10,188	$768,990
Incyte *	6,969	697,388
Kymera Therapeutics *	11,325	823,214
Madrigal Pharmaceuticals *	1,312	641,975
Maze Therapeutics *	21,650	943,507
Nuvalent, Cl A *	6,722	691,627
PTC Therapeutics *	9,603	725,315
Rhythm Pharmaceuticals *	7,210	739,169
Tenet Healthcare *	3,773	714,153
United Therapeutics *	1,538	722,076
		12,514,989
Industrials — 13.6%
Avis Budget Group *	5,608	644,864
Delta Air Lines	13,019	857,822
Fortive	14,370	758,880
HEICO, Cl A	2,995	762,497
Howmet Aerospace	3,625	754,290
Modine Manufacturing *	5,650	1,043,329
Paycom Software	4,424	596,134
Quanta Services	1,700	806,871
Uber Technologies *	7,881	630,874
United Airlines Holdings *	8,070	825,722
		7,681,283
Information Technology — 12.9%
Apple	2,714	704,229
AppLovin, Cl A *	1,346	636,806
Arista Networks *	5,705	808,626
Broadcom	2,119	702,025
CyberArk Software *	1,505	648,399
Dynatrace *	16,078	612,411
Guidewire Software *	3,350	471,546
Microsoft	1,430	615,315
NVIDIA	3,891	743,687
Qorvo *	8,893	694,632
Salesforce	3,063	650,244
		7,287,920

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — 2.8%
Linde PLC	1,737	$793,757
Sherwin-Williams	2,222	788,010
		1,581,767
Real Estate — 2.6%
Iron Mountain ‡	8,186	754,176
Welltower ‡	3,680	693,165
		1,447,341
Utilities — 6.1%
Eversource Energy	9,806	677,889
PG&E	44,454	685,481
Southwest Gas Holdings	9,117	755,070
Talen Energy *	1,970	686,269
Vistra	4,148	656,836
		3,461,545
TOTAL UNITED STATES		50,945,127
TOTAL COMMON STOCK (Cost $51,240,936)		56,461,549
TOTAL INVESTMENTS — 100.0% (Cost $51,240,936)		$56,461,549

Percentages are based on Net Assets of $56,484,783.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of January 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.6%
UNITED STATES — 99.6%
Communication Services — 1.9%
Telephone and Data Systems, 6.000%	126,530	$2,566,028
Consumer Discretionary — 1.9%
Ford Motor, 6.500%	109,855	2,504,694
Financials — 67.5%
AGNC Investment, 8.750% ‡	55,010	1,427,509
Allstate, 7.375%	110,040	2,940,269
Annaly Capital Management, 8.875% ‡	50,380	1,327,513
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	42,523	1,120,906
Apollo Global Management, 6.750%	51,033	3,540,159
Ares Management, 6.750%	121,266	5,800,153
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	91,233	2,359,285
Athene Holding, 6.350%, US0003M + 4.253% (A)	157,449	3,901,586
Banc of California, 7.750%, H15T5Y + 4.820% (A)	94,111	2,371,597
Bank of America, 7.250%	2,817	3,509,982
Bank of America, 4.750%	24,999	496,230
Bank of America, 4.250%	47,327	836,268
Bank of New York Mellon, 6.150%, H15T5Y + 2.161% (A)	91,681	2,361,703
Citizens Financial Group, 6.500%, H15T5Y + 2.629% (A)	73,322	1,873,377
Comerica, 6.875%, H15T5Y + 3.125%	73,325	1,888,119
Corebridge Financial, 6.375%	109,859	2,626,729
F&G Annuities & Life, 7.300%	68,719	1,554,424
Flagstar Bank, 6.375%, US0003M + 3.821% (A)	94,420	2,145,222
Jackson Financial, 8.000%, H15T5Y + 3.728% (A)	100,861	2,633,481
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	110,035	2,786,086
KeyCorp, 6.125%, TSFR3M + 4.154% (A)	91,677	2,307,510
KKR, 6.250%	118,144	5,781,967
Lincoln National, 9.000%	91,685	2,458,075
M&T Bank, 7.500%	137,577	3,696,694
Morgan Stanley, 6.500%	63,500	1,616,710
Morgan Stanley, 5.850%	63,498	1,563,321
Morgan Stanley, 4.250%	82,704	1,476,266
Pinnacle Financial Partners, 8.397%, H15T5Y + 4.127% (A)	64,149	1,667,233

Schedules of Investments	January 31, 2026 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Regions Financial, 6.950%, H15T5Y + 2.771% (A)	91,553	$2,330,024
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	91,677	2,265,339
Rithm Capital, 7.000%, H15T5Y + 6.223% ‡ (A)	85,252	2,103,167
Shift4 Payments, 6.000%	45,856	3,445,620
Synchrony Financial, 8.250%, H15T5Y + 4.044% (A)	91,681	2,381,872
UMB Financial, 7.750%, H15T5Y + 3.743% (A)	55,013	1,490,302
Wells Fargo, 7.500%	4,011	4,949,414
Wintrust Financial, 7.875%, H15T5Y + 3.878% (A)	77,916	2,070,228
		89,104,340
Health Care — 2.9%
Bruker, 6.375%	10,833	3,757,426
Information Technology — 11.9%
Hewlett Packard Enterprise, 7.625%	102,334	6,198,371
Microchip Technology, 7.500%	73,705	4,926,442
Strategy, 10.000%	16,191	1,619,100
Strategy, 10.000%	18,405	1,340,620
Strategy, 8.000%	19,684	1,672,943
		15,757,476
Materials — 3.9%
Albemarle, 7.250%	74,032	5,133,379
Utilities — 9.6%
PG&E, 6.000%	147,705	5,902,292
SCE Trust VII, 7.500%	100,691	2,537,413
SCE Trust VIII, 6.950%	64,139	1,566,274
Southern, 6.500%	103,612	2,672,154
		12,678,133
TOTAL UNITED STATES		131,501,476
TOTAL PREFERRED STOCK (Cost $128,449,857)		131,501,476
TOTAL INVESTMENTS — 99.6% (Cost $128,449,857)		$131,501,476

Percentages are based on Net Assets of $132,020,747.

‡	Real Estate Investment Trust

Schedules of Investments	January 31, 2026 (Unaudited)
Global X SuperIncome™ Preferred ETF

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.

As of January 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 84.9%
GREECE — 1.9%
Energy — 1.9%
Tsakos Energy Navigation	492,005	$13,367,776

NORWAY — 4.1%
Energy — 4.1%
FLEX LNG (A)	598,263	15,973,622
SFL, Cl B (A)	1,453,409	12,877,204

TOTAL NORWAY		28,850,826
PANAMA — 2.4%
Industrials — 2.4%
Copa Holdings, Cl A	120,025	16,371,410

UNITED KINGDOM — 3.4%
Industrials — 3.4%
Global Ship Lease, Cl A	625,852	23,494,484

UNITED STATES — 73.1%
Communication Services — 4.3%
AT&T	545,862	14,307,043
Verizon Communications	345,451	15,379,478
		29,686,521
Consumer Discretionary — 1.3%
Carter’s	250,798	8,680,119

Consumer Staples — 11.3%
Altria Group	269,985	16,736,370
B&G Foods (A)	2,355,626	10,294,086
Conagra Brands	411,741	7,621,326
Kraft Heinz	481,357	11,427,415
Philip Morris International	95,715	17,175,100
Universal	269,989	15,278,677
		78,532,974
Energy — 3.1%
Chord Energy	126,950	12,725,468

Schedules of Investments	January 31, 2026 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Vitesse Energy (A)	413,299	$8,662,747
		21,388,215
Financials — 5.7%
Orchid Island Capital, Cl A ‡	1,612,910	12,580,698
TFS Financial	1,039,122	14,625,642
Western Union	1,310,114	12,275,768
		39,482,108
Health Care — 2.1%
Pfizer	556,933	14,725,308

Industrials — 1.9%
Ennis	688,145	13,411,946

Materials — 6.1%
Ardagh Metal Packaging	5,418,813	23,788,589
Dow	354,054	9,754,188
LyondellBasell Industries, Cl A	179,793	8,809,857
		42,352,634
Real Estate — 19.4%
Alexander’s ‡	70,495	17,264,225
CBL & Associates Properties ‡	445,063	15,933,255
Community Healthcare Trust ‡	712,714	12,315,698
Easterly Government Properties ‡	529,584	12,386,970
Gaming and Leisure Properties ‡	290,201	12,986,495
LTC Properties ‡	409,429	14,931,876
National Health Investors ‡	208,220	17,099,026
Omega Healthcare Investors ‡	394,945	17,330,187
Universal Health Realty Income Trust ‡	365,078	14,504,549
		134,752,281
Utilities — 17.9%
AES	806,439	11,814,331
Avista	383,679	15,842,106
Clearway Energy, Cl C	408,030	14,750,285
Dominion Energy	256,045	15,406,228
Evergy	212,317	16,291,083

Schedules of Investments	January 31, 2026 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Northwest Natural Holding	345,356	$16,079,775
Northwestern Energy Group	268,187	18,199,170
Spire	190,591	16,103,034
		124,486,012
TOTAL UNITED STATES		507,498,118
TOTAL COMMON STOCK (Cost $571,918,555)		589,582,614

MASTER LIMITED PARTNERSHIPS — 14.5%
UNITED STATES — 14.5%
Energy — 10.8%
CrossAmerica Partners	621,541	14,015,750
Delek Logistics Partners	301,430	14,978,057
Global Partners	236,791	11,181,271
MPLX	260,582	14,566,534
USA Compression Partners	495,216	12,806,286
Western Midstream Partners	183,349	7,601,649
		75,149,547
Materials — 1.8%
Westlake Chemical Partners	595,118	12,771,232
Utilities — 1.9%
Suburban Propane Partners	641,024	12,929,454
TOTAL UNITED STATES		100,850,233
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $51,448,528)		100,850,233

	Face Amount
REPURCHASE AGREEMENTS(B) — 1.0%
CF Secured LLC 3.680%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $1,497,015 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,603 - $310,076, 0.000% - 7.000%, 02/28/2027 - 09/20/2065, with a total market value of $1,520,183)	$1,496,556	1,496,556

Schedules of Investments	January 31, 2026 (Unaudited)
Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Citadel Securities LLC 3.710%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $1,592,573 (collateralized by various U.S. Treasury Obligations, ranging in par value $100 - $153,005, 0.000% - 4.500%, 02/15/2026 - 11/15/2055, with a total market value of $1,616,425)	$1,592,081	$1,592,081
Citigroup Global Markets, Inc. 3.660%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $95,554 (collateralized by various U.S. Treasury Obligations, ranging in par value $94,348 - $94,348, 4.250% - 4.250%, 02/15/2028 - 02/15/2028, with a total market value of $95,605)	95,525	95,525
Citigroup Global Markets, Inc. 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $1,497,014 (collateralized by various U.S. Government Obligations, ranging in par value $8,940 - $53,102, 3.500% - 7.500%, 11/01/2049 - 01/20/2056, with a total market value of $1,519,182)	1,496,556	1,496,556
Clear Street LLC 3.720%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $285,339 (collateralized by various U.S. Government Obligations, ranging in par value $425 - $83,119, 2.500% - 7.000%, 11/01/2030 - 02/01/2056, with a total market value of $289,678)	285,251	285,251
Daiwa Capital Markets America, Inc. 3.660%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $312,385 (collateralized by various U.S. Treasury Obligations, ranging in par value $625 - $126,597, 1.125% - 4.375%, 02/28/2027 - 06/30/2031, with a total market value of $316,337)	312,290	312,290

Schedules of Investments	January 31, 2026 (Unaudited)
Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
RBC Dominion Securities, Inc. 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $1,497,014 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $2,834 - $4,781,706, 0.000% - 7.000%, 07/31/2030 - 05/01/2054, with a total market value of $1,518,763)	$1,496,556	$1,496,556
TOTAL REPURCHASE AGREEMENTS (Cost $6,774,815)		6,774,815
TOTAL INVESTMENTS — 100.4% (Cost $630,141,898)		$697,207,662

Percentages are based on Net Assets of $694,397,791.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2026. The total market value of securities on loan at January 31, 2026 was $11,079,087.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2026 was $6,774,815. The total value of non-cash collateral held from securities on loan as of January 31, 2026 was $4,379,412.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X SuperDividend® U.S. ETF

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$589,582,614	$—	$—	$589,582,614
Master Limited Partnerships	100,850,233	—	—	100,850,233
Repurchase Agreements	—	6,774,815	—	6,774,815
Total Investments in Securities	$690,432,847	$6,774,815	$—	$697,207,662

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 91.9%
BRAZIL — 15.2%
Communication Services — 2.2%
TIM	219,200	$1,026,594

Consumer Discretionary — 2.8%
Vibra Energia	238,117	1,308,027

Consumer Staples — 2.0%
MBRF Global Foods	269,200	959,968

Financials — 6.0%
Banco Bradesco	317,300	1,110,282
Banco do Brasil	171,600	826,609
Caixa Seguridade Participacoes	282,100	932,691
		2,869,582
Utilities — 2.2%
CPFL Energia	106,600	1,047,767

TOTAL BRAZIL		7,211,938
CHILE — 1.5%
Utilities — 1.5%
Enel Americas	7,474,473	714,427

CHINA — 23.9%
Consumer Discretionary — 2.2%
Chow Tai Fook Jewellery Group (A)	565,700	1,043,072

Energy — 2.4%
PetroChina, Cl H	947,400	1,125,763

Financials — 6.8%
Bank of China, Cl H	1,283,400	767,440
Bank of Communications, Cl H	847,380	729,144
China CITIC Bank, Cl H	924,700	861,981
China Construction Bank, Cl H	871,800	882,997
		3,241,562

Schedules of Investments	January 31, 2026 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 5.3%
COSCO SHIPPING Holdings, Cl H (A)	411,500	$721,865
Jiangsu Expressway, Cl H (A)	613,000	808,469
Yutong Bus, Cl A	227,900	1,013,064
		2,543,398
Materials — 3.8%
China Hongqiao Group	394,500	1,824,569

Real Estate — 1.7%
Youngor Fashion, Cl A	743,600	786,250

Utilities — 1.7%
China Gas Holdings	829,500	822,097

TOTAL CHINA		11,386,711
COLOMBIA — 2.6%
Utilities — 2.6%
Interconexion Electrica ESP	151,107	1,247,716

CZECH REPUBLIC — 4.5%
Financials — 4.5%
Komercni Banka	16,191	985,441
Moneta Money Bank	113,810	1,146,134

TOTAL CZECH REPUBLIC		2,131,575
HONG KONG — 1.5%
Industrials — 1.5%
Orient Overseas International (A)	42,500	696,025

HUNGARY — 2.3%
Energy — 2.3%
MOL Hungarian Oil & Gas	87,643	1,076,120

INDIA — 4.1%
Energy — 1.6%
Coal India	161,971	776,070

Schedules of Investments	January 31, 2026 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Materials — 2.5%
Vedanta	156,284	$1,157,933

TOTAL INDIA		1,934,003
INDONESIA — 6.5%
Communication Services — 2.1%
Telkom Indonesia Persero	4,597,600	986,080

Financials — 4.4%
Bank Mandiri Persero	2,346,400	673,795
Bank Negara Indonesia Persero	2,847,100	761,602
Bank Rakyat Indonesia Persero	2,991,300	678,990
		2,114,387
TOTAL INDONESIA		3,100,467
KUWAIT — 1.7%
Communication Services — 1.7%
Mobile Telecommunications KSCP	492,917	819,119

MEXICO — 1.7%
Industrials — 1.7%
Grupo Aeroportuario del Sureste, Cl B	23,885	832,485

PHILIPPINES — 1.6%
Communication Services — 1.6%
PLDT	33,950	772,633

POLAND — 4.0%
Financials — 4.0%
Bank Polska Kasa Opieki	16,010	981,511
Powszechny Zaklad Ubezpieczen	46,564	922,761

TOTAL POLAND		1,904,272
ROMANIA — 1.9%
Real Estate — 1.9%
NEPI Rockcastle	100,668	926,616

Schedules of Investments	January 31, 2026 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
RUSSIA — 0.0%
Materials — 0.0%
Alrosa PJSC *(B)	1,194,381	$—
PhosAgro PJSC GDR *(B)	42	—
Severstal PAO *(B)	71,665	—

TOTAL RUSSIA		—
SAUDI ARABIA — 1.6%
Energy — 1.6%
Saudi Arabian Oil (A)	110,489	760,022

SOUTH AFRICA — 2.8%
Financials — 2.8%
Absa Group	82,802	1,315,074

TAIWAN — 7.0%
Industrials — 2.8%
Evergreen Marine Taiwan	115,000	679,695
Yang Ming Marine Transport	371,000	629,533
		1,309,228
Information Technology — 4.2%
Catcher Technology	114,000	726,311
Innolux	1,869,700	1,295,184
		2,021,495
TOTAL TAIWAN		3,330,723
THAILAND — 4.0%
Energy — 2.1%
PTT Exploration & Production NVDR	253,600	987,319

Financials — 1.9%
SCB X NVDR	208,300	897,018

TOTAL THAILAND		1,884,337

Schedules of Investments	January 31, 2026 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
UNITED ARAB EMIRATES — 1.8%
Real Estate — 1.8%
Emaar Properties PJSC	207,999	$849,519

UNITED STATES — 1.7%
Consumer Staples — 1.7%
JBS NV, Cl A *	51,761	815,236

TOTAL COMMON STOCK (Cost $36,989,298)		43,709,018

PREFERRED STOCK — 7.8%
BRAZIL—1.9%
Utilities — 1.9%
Cia Energetica de Minas Gerais (C)	408,885	896,563

TOTAL BRAZIL		896,563
COLOMBIA—3.2%
Financials — 3.2%
Grupo Cibest (C)	73,626	1,514,839

TOTAL COLOMBIA		1,514,839
RUSSIA—0.0%
Energy — 0.0%
Surgutneftegas PJSC *(B)(C)	3,166,303	—

TOTAL RUSSIA		—
SOUTH KOREA— 2.7%
Consumer Discretionary — 2.7%
Hyundai Motor (C)	7,187	1,323,159
TOTAL SOUTH KOREA		1,323,159
TOTAL PREFERRED STOCK (Cost $3,739,620)		3,734,561

	Face Amount
REPURCHASE AGREEMENTS(D) — 6.3%
Bank of America Securities, Inc. 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $124,634 (collateralized by various U.S. Government Obligations, ranging in par value $261 - $67,928, 1.500% - 6.500%, 08/01/2033 - 02/01/2056, with a total market value of $126,697)	$124,596	124,596

Schedules of Investments	January 31, 2026 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
CF Secured LLC 3.680%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $657,070 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $704 - $136,099, 0.000% - 7.000%, 02/28/2027 - 09/20/2065, with a total market value of $667,239)	$656,869	$656,869
Citadel Securities LLC 3.710%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $699,013 (collateralized by various U.S. Treasury Obligations, ranging in par value $44 - $67,157, 0.000% - 4.500%, 02/15/2026 - 11/15/2055, with a total market value of $709,482)	698,797	698,797
Clear Street LLC 3.720%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $657,073 (collateralized by various U.S. Government Obligations, ranging in par value $979 - $191,404, 2.500% - 7.000%, 11/01/2030 - 02/01/2056, with a total market value of $667,063)	656,869	656,869
Daiwa Capital Markets America, Inc. 3.660%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $179,659 (collateralized by various U.S. Treasury Obligations, ranging in par value $359 - $72,808, 1.125% - 4.375%, 02/28/2027 - 06/30/2031, with a total market value of $181,931)	179,604	179,604

Schedules of Investments	January 31, 2026 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
RBC Dominion Securities, Inc. 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $657,070 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,244 - $2,098,788, 0.000% - 7.000%, 07/31/2030 - 05/01/2054, with a total market value of $666,616)	$656,869	$656,869
TOTAL REPURCHASE AGREEMENTS (Cost $2,973,604)		2,973,604
TOTAL INVESTMENTS — 106.0% (Cost $43,702,522)		$50,417,183

Percentages are based on Net Assets of $47,545,700.

A list of the open futures contracts held by the Fund at January 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
MSCI Emerging Markets Index	1	Mar-2026	$89,544	$98,000	$8,456

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2026. The total market value of securities on loan at January 31, 2026 was $2,815,061.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no stated interest rate.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2026 was $2,973,604. The total value of non-cash collateral held from securities on loan as of January 31, 2026 was $0.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$42,129,877	$1,579,141	$—	^	$43,709,018
Preferred Stock	3,734,561	—	—	^	3,734,561
Repurchase Agreements	—	2,973,604	—		2,973,604
Total Investments in Securities	$45,864,438	$4,552,745	$—		$50,417,183

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Appreciation	$8,456	$—	$—		$8,456
Total Other Financial Instruments	$8,456	$—	$—		$8,456

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — 99.2%
BELGIUM — 0.7%
Real Estate — 0.7%
Cofinimmo ‡	14,330	$1,493,383

CANADA — 2.7%
Real Estate — 2.7%
SmartCentres Real Estate Investment Trust ‡	309,140	6,093,082

FRANCE — 0.7%
Real Estate — 0.7%
Gecina ‡	16,359	1,507,298

HONG KONG — 2.6%
Real Estate — 2.6%
Link REIT ‡	1,279,900	5,886,783

SINGAPORE — 15.2%
Real Estate — 15.2%
CapitaLand Ascendas REIT ‡	2,742,800	6,159,953
CapitaLand Integrated Commercial Trust ‡	3,629,400	6,835,513
Frasers Logistics & Commercial Trust ‡	8,041,846	6,400,523
Mapletree Industrial Trust ‡	897,000	1,491,466
Mapletree Logistics Trust ‡	5,616,100	5,974,574
Mapletree Pan Asia Commercial Trust ‡	5,897,800	6,785,491

TOTAL SINGAPORE		33,647,520
SOUTH AFRICA — 3.9%
Real Estate — 3.9%
Growthpoint Properties ‡	7,908,494	8,728,314

UNITED KINGDOM — 4.2%
Real Estate — 4.2%
LondonMetric Property PLC ‡	2,877,545	7,893,476
Primary Health Properties ‡	1,047,479	1,489,150

TOTAL UNITED KINGDOM		9,382,626

Schedules of Investments	January 31, 2026 (Unaudited)
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 69.2%
Financials — 35.7%
AGNC Investment ‡	668,995	$7,626,543
Annaly Capital Management ‡	332,349	7,647,350
Apollo Commercial Real Estate Finance ‡	739,074	7,989,390
ARMOUR Residential REIT ‡	365,168	6,353,923
Blackstone Mortgage Trust, Cl A ‡	77,830	1,498,227
Dynex Capital ‡	518,247	7,193,268
Ellington Financial ‡	527,143	6,773,788
Franklin BSP Realty Trust ‡	146,878	1,506,968
Ladder Capital, Cl A ‡	609,940	6,691,042
Orchid Island Capital, Cl A ‡	845,582	6,595,540
PennyMac Mortgage Investment Trust ‡	416,978	4,932,850
Rithm Capital ‡	591,758	6,473,833
Starwood Property Trust ‡	355,744	6,378,490
TPG RE Finance Trust ‡	165,218	1,491,919
		79,153,131
Real Estate — 33.5%
Apple Hospitality REIT ‡	120,238	1,399,570
Broadstone Net Lease, Cl A ‡	408,227	7,556,282
CTO Realty Growth ‡	270,825	4,812,560
EPR Properties ‡	137,809	7,474,760
Gaming and Leisure Properties ‡	142,076	6,357,901
Getty Realty ‡	223,335	6,668,783
Healthcare Realty Trust, Cl A ‡	86,687	1,455,475
Kilroy Realty ‡	41,628	1,435,333
LTC Properties ‡	193,725	7,065,151
NNN REIT ‡	132,476	5,520,275
Omega Healthcare Investors ‡	175,449	7,698,702
Realty Income ‡	96,826	5,921,878
Sabra Health Care REIT ‡	78,727	1,474,557
Sila Realty Trust ‡	62,107	1,512,306
VICI Properties, Cl A ‡	51,914	1,457,745

Schedules of Investments	January 31, 2026 (Unaudited)
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
WP Carey ‡	95,203	$6,640,409
		74,451,687
TOTAL UNITED STATES		153,604,818
TOTAL COMMON STOCK (Cost $205,418,298)		220,343,824
TOTAL INVESTMENTS — 99.2% (Cost $205,418,298)		$220,343,824

Percentages are based on Net Assets of $222,048,069.

A list of the open futures contracts held by the Fund at January 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
Dow Jones U.S. Real Estate Index	30	Mar-2026	$1,077,327	$1,097,100	$19,773

‡	Real Estate Investment Trust

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$220,343,824	$—	$—	$220,343,824
Total Investments in Securities	$220,343,824	$—	$—	$220,343,824

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$19,773	$—	$—	$19,773
Total Other Financial Instruments	$19,773	$—	$—	$19,773

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0. See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — 95.0%
AUSTRIA — 6.1%
Utilities — 6.1%
Verbund	23,404	$1,724,854

BRAZIL — 10.4%
Utilities — 10.4%
Axia Energia	161,555	1,677,712
Engie Brasil Energia	200,178	1,252,938

TOTAL BRAZIL		2,930,650
CANADA — 4.4%
Utilities — 4.4%
Boralex, Cl A (A)	22,842	425,921
Northland Power (A)	58,131	805,759

TOTAL CANADA		1,231,680
CHINA — 3.9%
Utilities — 3.9%
China Datang Renewable Power, Cl H	556,100	148,821
China Longyuan Power Group, Cl H	738,400	671,299
Xinyi Energy Holdings (A)	1,895,500	293,680

TOTAL CHINA		1,113,800
DENMARK — 6.2%
Utilities — 6.2%
Orsted *	78,340	1,767,180

GERMANY — 1.5%
Energy — 1.5%
Verbio *(A)	14,143	419,623

INDIA — 1.0%
Utilities — 1.0%
ReNew Energy Global PLC, Cl A *	54,695	296,447

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
INDONESIA — 7.5%
Utilities — 7.5%
Barito Renewables Energy	2,965,100	$1,505,956
Pertamina Geothermal Energy	9,308,900	618,375

TOTAL INDONESIA		2,124,331
ISRAEL — 7.6%
Utilities — 7.6%
Energix-Renewable Energies	128,330	820,956
Enlight Renewable Energy *	23,182	1,320,978

TOTAL ISRAEL		2,141,934
ITALY — 3.1%
Utilities — 3.1%
ERG	33,366	889,940

JAPAN — 0.4%
Industrials — 0.4%
West Holdings	10,238	105,592

NEW ZEALAND — 14.7%
Utilities — 14.7%
Contact Energy	220,681	1,248,030
Mercury NZ	314,545	1,204,300
Meridian Energy	497,394	1,699,798

TOTAL NEW ZEALAND		4,152,128
RUSSIA — 0.0%
Utilities — 0.0%
RusHydro PJSC *(B)	271,804,543	—

SOUTH AFRICA — 1.5%
Utilities — 1.5%
Scatec *	35,306	424,082

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 0.4%
Utilities — 0.4%
SK Eternix *	7,520	$106,055

SPAIN — 10.6%
Utilities — 10.6%
EDP Renovaveis	109,536	1,667,968
Grenergy Renovables *	6,344	725,283
Solaria Energia y Medio Ambiente *	27,735	613,379

TOTAL SPAIN		3,006,630
THAILAND — 0.5%
Utilities — 0.5%
Energy Absolute NVDR *	1,655,530	144,165

TURKEY — 0.8%
Utilities — 0.8%
Akfen Yenilenebilir Enerji *	266,184	114,448
IC Enterra Yenilenebilir Enerji *	410,296	104,715

TOTAL TURKEY		219,163
UNITED KINGDOM — 3.3%
Utilities — 3.3%
Drax Group PLC	75,306	931,082

UNITED STATES — 11.1%
Industrials — 3.5%
Sunrun *	51,626	980,894

Utilities — 7.6%
Clearway Energy, Cl C	18,877	682,404
Ormat Technologies	10,172	1,270,890
XPLR Infrastructure *	20,906	203,624
		2,156,918
TOTAL UNITED STATES		3,137,812
TOTAL COMMON STOCK (Cost $41,002,955)		26,867,148

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
MASTER LIMITED PARTNERSHIP — 4.7%
CANADA— 4.7%
Utilities — 4.7%
Brookfield Renewable Partners, Cl A	44,509	$1,335,122
TOTAL MASTER LIMITED PARTNERSHIP (Cost $1,098,486)		1,335,122

PREFERRED STOCK — 0.0%
BRAZIL— 0.0%
Utilities — 0.0%
Axia Energia *(C)	—	4
TOTAL PREFERRED STOCK (Cost $1)		4

	Face Amount
REPURCHASE AGREEMENTS(D) — 3.2%
CF Secured LLC 3.680%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $249,076 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $267 - $51,591, 0.000% - 7.000%, 02/28/2027 - 09/20/2065, with a total market value of $252,931)	$249,000	249,000
Citadel Securities LLC
3.710%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $249,077 (collateralized by various U.S. Treasury Obligations, ranging in par value $16 - $23,930, 0.000% - 4.500%, 02/15/2026 - 11/15/2055, with a total market value of $252,807)
	249,000	249,000

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Renewable Energy Producers ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
Citigroup Global Markets, Inc. 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $249,076 (collateralized by various U.S. Government Obligations, ranging in par value $1,487 - $8,835, 3.500% - 7.500%, 11/01/2049 - 01/20/2056, with a total market value of $252,765)	$249,000	$249,000
Clear Street LLC 3.720%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $110,034 (collateralized by various U.S. Government Obligations, ranging in par value $164 - $32,053, 2.500% - 7.000%, 11/01/2030 - 02/01/2056, with a total market value of $111,707)	110,000	110,000
Daiwa Capital Markets America, Inc. 3.660%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $56,260 (collateralized by various U.S. Treasury Obligations, ranging in par value $112 - $22,800, 1.125% - 4.375%, 02/28/2027 - 06/30/2031, with a total market value of $56,972)	56,243	56,243
TOTAL REPURCHASE AGREEMENTS (Cost $913,243)		913,243
TOTAL INVESTMENTS — 102.9% (Cost $43,014,685)		$29,115,517

Percentages are based on Net Assets of $28,283,157.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2026. The total market value of securities on loan at January 31, 2026 was $951,964.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no stated interest rate.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Renewable Energy Producers ETF

(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2026 was $913,243. The total value of non-cash collateral held from securities on loan as of January 31, 2026 was $86.043.

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$26,867,148	$—	$—	^	$26,867,148
Master Limited Partnership	1,335,122	—	—		1,335,122
Preferred Stock	4	—	—		4
Repurchase Agreements	—	913,243	—		913,243
Total Investments in Securities	$28,202,274	$913,243	$—		$29,115,517

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^ Includes Securities in which the fair value is $0 or has been rounded to $0. Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — 99.9%
NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	4,992	$1,128,891

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	5,828	1,298,362

UNITED STATES — 99.7%
Communication Services — 11.1%
Alphabet, Cl A	110,811	37,454,118
Alphabet, Cl C	88,570	29,983,602
AT&T	135,028	3,539,084
Charter Communications, Cl A *	1,673	344,839
Comcast, Cl A	69,220	2,059,295
Electronic Arts	4,273	871,350
Fox, Cl A	3,969	288,864
Fox, Cl B	2,826	185,301
Live Nation Entertainment *	3,005	437,077
Match Group	4,493	139,957
Meta Platforms, Cl A	41,484	29,723,286
Netflix *	80,708	6,738,311
News, Cl A	7,129	192,697
News, Cl B	2,354	73,209
Omnicom Group	6,081	468,480
Take-Two Interactive Software *	3,303	727,651
TKO Group Holdings, Cl A	1,263	255,858
T-Mobile US	9,163	1,807,035
Trade Desk, Cl A *	8,384	254,287
Verizon Communications	80,313	3,575,535
Walt Disney	34,001	3,835,313
Warner Bros Discovery *	47,197	1,299,805
		124,254,954
Consumer Discretionary — 10.4%
Airbnb, Cl A *	8,095	1,047,250
Amazon.com *	185,182	44,314,053
APTIV PLC *	4,113	311,560
AutoZone *	314	1,163,147

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Best Buy	3,722	$242,302
Booking Holdings	609	3,046,121
Carnival *	20,665	620,363
Carvana, Cl A *	2,692	1,079,788
Chipotle Mexican Grill, Cl A *	25,173	978,474
Darden Restaurants	2,218	442,158
Deckers Outdoor *	2,774	331,049
Domino’s Pizza	587	240,864
DoorDash, Cl A *	7,113	1,455,462
DR Horton	5,214	776,052
eBay	8,600	784,492
Expedia Group	2,231	590,858
Ford Motor	74,493	1,033,963
Garmin	3,109	626,899
General Motors	17,755	1,491,420
Genuine Parts	2,648	368,045
Hasbro	2,539	226,758
Hilton Worldwide Holdings	4,421	1,319,713
Home Depot	18,947	7,097,357
Lennar, Cl A	4,106	448,991
Lowe’s	10,676	2,851,133
Lululemon Athletica *	2,059	359,295
Marriott International, Cl A	4,238	1,336,241
McDonald’s	13,555	4,269,825
NIKE, Cl B	22,641	1,399,440
Norwegian Cruise Line Holdings *	8,661	190,196
NVR *	54	412,329
O’Reilly Automotive *	16,068	1,581,252
Pool	619	157,282
PulteGroup	3,713	464,459
Ralph Lauren, Cl A	743	262,584
Ross Stores	6,195	1,168,687
Royal Caribbean Cruises	4,832	1,568,709
Starbucks	21,640	1,989,798
Tapestry	3,897	494,568
Tesla *	53,491	23,023,061
TJX	21,188	3,174,174
Tractor Supply	10,053	511,497
Ulta Beauty *	858	555,435

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Williams-Sonoma	2,321	$474,993
Yum! Brands	5,286	821,973
		117,104,070
Consumer Staples — 5.0%
Archer-Daniels-Midland	12,165	818,826
Brown-Forman, Cl B	4,454	121,906
Bunge Global	3,431	390,722
Clorox	3,085	347,957
Colgate-Palmolive	20,403	1,842,187
Conagra Brands	12,109	224,138
Constellation Brands, Cl A	3,572	559,732
Costco Wholesale	11,215	10,544,904
Dollar General	5,570	798,905
Dollar Tree *	4,807	565,255
Estee Lauder, Cl A	6,228	717,964
General Mills	13,503	624,649
Hershey	3,753	730,897
Hormel Foods	7,374	181,474
J M Smucker	2,701	283,227
Keurig Dr Pepper	34,397	943,854
Kimberly-Clark	8,398	839,716
Kraft Heinz	21,573	512,143
Kroger	15,428	969,650
Lamb Weston Holdings	3,532	162,225
McCormick	6,413	396,516
Molson Coors Beverage, Cl B	4,284	205,803
Mondelez International, Cl A	32,662	1,909,747
Monster Beverage *	18,050	1,457,718
PepsiCo	34,616	5,318,056
Procter & Gamble	59,153	8,977,651
Sysco	12,122	1,016,430
Target	11,508	1,213,749
The Campbell’s Company	4,977	139,256
Tyson Foods, Cl A	7,162	467,893
Walmart	111,000	13,224,540
		56,507,690

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Energy — 3.2%
APA	6,750	$178,268
Baker Hughes, Cl A	18,781	1,052,487
Chevron	36,024	6,372,646
ConocoPhillips	23,513	2,450,760
Coterra Energy	14,493	418,123
Devon Energy	11,940	480,107
Diamondback Energy	3,549	581,859
EOG Resources	10,330	1,158,303
EQT	11,879	685,775
Expand Energy	4,529	509,105
Exxon Mobil	80,264	11,349,330
Halliburton	16,019	536,957
Kinder Morgan	37,264	1,136,179
Marathon Petroleum	5,718	1,007,454
Occidental Petroleum	13,686	621,208
ONEOK	11,977	948,459
Phillips 66	7,672	1,101,392
SLB	28,431	1,375,492
Targa Resources	4,085	821,003
Texas Pacific Land	1,104	384,589
Valero Energy	5,801	1,052,475
Williams	23,239	1,563,055
		35,785,026
Financials — 13.0%
Aflac	10,246	1,136,794
Allstate	5,680	1,130,263
American Express	11,670	4,109,824
American International Group	11,719	877,519
Ameriprise Financial	2,012	1,060,706
Aon PLC, Cl A	4,662	1,630,022
Apollo Global Management	10,077	1,355,760
Arch Capital Group *	7,842	753,146
Arthur J Gallagher	5,574	1,389,988
Assurant	1,090	259,562
Bank of America	145,871	7,760,337
Bank of New York Mellon	15,139	1,815,469
Blackrock	3,129	3,501,163
Blackstone	16,035	2,283,705

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Block, Cl A *	11,893	$718,694
Brown & Brown	6,378	459,854
Capital One Financial	13,801	3,021,453
CBOE Global Markets	2,276	603,277
Charles Schwab	36,268	3,768,971
Chubb	7,948	2,460,383
Cincinnati Financial	3,393	545,900
Citigroup	38,853	4,495,681
Citizens Financial Group	9,326	587,351
CME Group, Cl A	7,832	2,263,918
Coinbase Global, Cl A *	4,958	965,521
Corpay *	1,518	477,608
Erie Indemnity, Cl A	547	154,806
Everest Group	915	303,121
FactSet Research Systems	818	208,066
Fidelity National Information Services	11,240	621,010
Fifth Third Bancorp	14,356	720,958
Fiserv *	11,682	744,494
Franklin Resources	6,674	177,662
Global Payments	5,142	368,887
Globe Life	1,725	241,879
Goldman Sachs Group	6,514	6,093,261
Hartford Financial Services Group	6,045	816,438
Huntington Bancshares	34,133	596,645
Interactive Brokers Group, Cl A	9,668	723,940
Intercontinental Exchange	12,378	2,151,049
Invesco	9,662	263,676
Jack Henry & Associates	1,570	281,360
JPMorgan Chase	59,110	18,081,158
KeyCorp	20,171	434,080
KKR	14,902	1,702,702
Loews	3,682	388,709
M&T Bank	3,332	738,271
Marsh & McLennan	10,639	2,002,153
Mastercard, Cl A	17,801	9,591,001
MetLife	12,018	947,980
Moody’s	3,326	1,714,753
Morgan Stanley	26,221	4,793,199
MSCI, Cl A	1,629	992,419

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Nasdaq	9,791	$948,650
Northern Trust	4,106	613,560
PayPal Holdings	20,315	1,070,397
PNC Financial Services Group	8,511	1,900,506
Principal Financial Group	4,338	410,895
Progressive	12,727	2,647,216
Prudential Financial	7,603	844,769
Raymond James Financial	3,830	635,244
Regions Financial	19,038	542,583
Robinhood Markets, Cl A *	17,078	1,698,919
S&P Global	6,731	3,552,554
State Street	6,070	794,320
Synchrony Financial	7,823	568,184
T Rowe Price Group	4,744	501,346
Travelers	4,848	1,379,304
Truist Financial	27,780	1,428,448
US Bancorp	33,751	1,893,769
Visa, Cl A	36,641	11,792,173
W R Berkley	6,520	447,142
Wells Fargo	68,163	6,168,070
Willis Towers Watson PLC	2,084	661,607
		145,786,202
Health Care — 9.4%
Align Technology *	3,531	575,659
Amgen	28,455	9,728,195
Baxter International	27,164	545,181
Biogen *	7,755	1,395,047
Boston Scientific *	78,340	7,327,140
Cardinal Health	12,553	2,697,389
Cencora	10,250	3,682,005
Cigna Group	14,111	3,867,966
CVS Health	67,087	4,999,323
DaVita *	1,861	203,482
Dexcom *	20,608	1,505,208
Edwards Lifesciences *	30,669	2,495,230
Elevance Health	11,748	4,061,754
GE HealthCare Technologies	24,074	1,901,124
Gilead Sciences	65,569	9,307,520

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Henry Schein *	5,289	$399,214
Hologic *	11,765	881,551
Humana	6,359	1,241,277
IDEXX Laboratories *	4,218	2,828,000
Incyte *	8,710	871,610
Insulet *	3,720	951,613
Intuitive Surgical *	18,735	9,446,562
IQVIA Holdings *	9,003	2,072,040
Labcorp Holdings	4,378	1,188,715
McKesson	6,524	5,422,814
Medtronic PLC	67,778	6,978,423
Mettler-Toledo International *	1,082	1,485,846
Molina Healthcare *	2,716	487,766
Quest Diagnostics	5,875	1,098,801
ResMed	7,717	1,993,378
Solventum *	7,794	599,904
STERIS PLC	5,188	1,362,369
Stryker	18,194	6,723,775
West Pharmaceutical Services	3,804	879,180
Zimmer Biomet Holdings	10,476	912,145
Zoetis, Cl A	23,286	2,906,559
		105,023,765
Industrials — 8.4%
3M	12,896	1,975,151
A O Smith	2,751	202,171
Allegion PLC	2,093	346,161
AMETEK	5,585	1,250,928
Automatic Data Processing	9,812	2,421,798
Axon Enterprise *	1,910	923,638
Broadridge Financial Solutions	2,832	558,215
Builders FirstSource *	2,684	307,050
Carrier Global	19,209	1,144,472
Caterpillar	11,352	7,462,351
CH Robinson Worldwide	2,865	558,532
Cintas	8,288	1,586,240
Comfort Systems USA	858	979,922
Copart *	21,607	876,812
CSX	45,194	1,706,525

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cummins	3,344	$1,935,574
Dayforce *	3,885	269,114
Deere	6,106	3,223,968
Delta Air Lines	15,744	1,037,372
Dover	3,323	669,551
Eaton PLC	9,425	3,312,133
EMCOR Group	1,088	784,154
Emerson Electric	13,632	2,003,359
Equifax	2,968	597,755
Expeditors International of Washington	3,248	521,434
Fastenal	27,863	1,208,140
FedEx	5,269	1,697,935
Fortive	7,711	407,218
GE Aerospace	25,597	7,852,904
GE Vernova	6,585	4,783,146
Generac Holdings *	1,423	239,121
Howmet Aerospace	9,754	2,029,612
Hubbell, Cl B	1,290	629,443
IDEX	1,813	359,971
Illinois Tool Works	6,409	1,674,415
Ingersoll Rand	8,720	750,705
Jacobs Solutions	2,899	392,119
JB Hunt Transport Services	1,822	369,356
Johnson Controls International PLC	14,830	1,768,626
Lennox International	779	385,667
Masco	5,043	333,292
Nordson	1,296	355,791
Norfolk Southern	5,445	1,585,802
Old Dominion Freight Line	4,462	772,818
Otis Worldwide	9,457	807,817
PACCAR	12,740	1,565,873
Paychex	7,862	810,808
Paycom Software	1,187	159,948
Pentair PLC	3,972	418,530
Quanta Services	3,622	1,719,110
Republic Services, Cl A	4,887	1,051,145
Rockwell Automation	2,724	1,148,575
Rollins	7,119	450,917
Snap-On	1,263	462,397

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Southwest Airlines	12,546	$596,186
Stanley Black & Decker	3,761	295,840
Trane Technologies PLC	5,381	2,263,141
Uber Technologies *	50,418	4,035,961
Union Pacific	14,398	3,384,970
United Airlines Holdings *	7,858	804,031
United Parcel Service, Cl B	17,930	1,904,525
United Rentals	1,543	1,206,719
Veralto	6,020	595,860
Verisk Analytics, Cl A	3,388	736,754
Wabtec	4,148	954,621
Waste Management	8,998	1,999,716
WW Grainger	1,064	1,149,056
Xylem	5,904	813,984
		93,586,945
Information Technology — 33.2%
Accenture PLC, Cl A	12,291	3,240,399
Adobe *	8,296	2,432,802
Akamai Technologies *	2,850	276,877
Amphenol, Cl A	24,264	3,495,957
Analog Devices	9,749	3,030,769
Apple	292,909	76,004,027
Applied Materials	15,794	5,090,722
AppLovin, Cl A *	5,366	2,538,708
Arista Networks *	20,467	2,900,993
Autodesk *	4,221	1,067,364
Broadcom	93,614	31,014,318
Cadence Design Systems *	5,396	1,599,159
CDW	2,582	326,339
Cisco Systems	78,115	6,117,967
Cognizant Technology Solutions, Cl A	9,566	784,986
CrowdStrike Holdings, Cl A *	4,978	2,197,314
Datadog, Cl A *	6,453	834,502
Dell Technologies, Cl C	5,970	683,207
EPAM Systems *	1,097	228,834
F5 *	1,145	315,573
Fair Isaac *	466	681,837
First Solar *	2,132	480,809

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fortinet *	12,526	$1,017,863
Gartner *	1,428	299,323
Gen Digital	11,122	266,817
GoDaddy, Cl A *	2,679	269,293
HP	18,531	360,243
Intel *	88,880	4,130,254
Intuit	5,525	2,756,533
Jabil	2,122	503,317
Keysight Technologies *	3,412	738,118
KLA	2,605	3,719,784
Lam Research	24,892	5,811,286
Microchip Technology	10,713	813,331
Micron Technology	22,255	9,233,154
Microsoft	147,324	63,392,044
Monolithic Power Systems	953	1,071,315
Motorola Solutions	3,297	1,327,174
NetApp	3,958	381,353
NVIDIA	481,690	92,065,410
ON Semiconductor *	7,977	477,742
Oracle	33,343	5,487,591
Palantir Technologies, Cl A *	45,285	6,638,328
Palo Alto Networks *	13,557	2,399,182
PTC *	2,377	371,121
QUALCOMM	21,232	3,218,559
Roper Technologies	2,138	793,690
Salesforce	18,871	4,006,125
Seagate Technology Holdings	4,316	1,759,590
ServiceNow *	20,561	2,405,843
Skyworks Solutions	2,945	164,213
Super Micro Computer *	9,936	289,237
Synopsys *	3,685	1,713,949
Teradyne	3,101	747,496
Texas Instruments	18,007	3,881,409
Trimble *	4,722	319,207
Tyler Technologies *	857	316,576
VeriSign	1,651	403,224
Western Digital	6,777	1,695,809
Workday, Cl A *	4,299	755,033

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Zebra Technologies, Cl A *	1,007	$236,625
		371,580,624
Materials — 1.8%
Air Products & Chemicals	3,942	1,074,195
Albemarle	2,089	356,446
Amcor PLC	8,175	361,744
Avery Dennison	1,369	253,963
Ball	4,751	270,189
CF Industries Holdings	2,762	257,501
Corteva	11,968	871,270
CRH PLC	11,872	1,453,252
Dow	12,584	346,689
DuPont de Nemours	7,425	326,106
Ecolab	4,511	1,272,057
Freeport-McMoRan	25,431	1,531,709
International Flavors & Fragrances	4,531	316,309
International Paper	9,352	377,073
Linde PLC	8,268	3,778,228
LyondellBasell Industries, Cl A	4,556	223,244
Martin Marietta Materials	1,070	697,587
Mosaic	5,619	154,523
Newmont	19,322	2,170,827
Nucor	4,053	720,299
Packaging Corp of America	1,581	351,852
PPG Industries	3,975	459,629
Sherwin-Williams	4,082	1,447,640
Smurfit WestRock PLC	9,249	385,036
Steel Dynamics	2,433	436,894
Vulcan Materials	2,343	704,165
		20,598,427
Real Estate — 1.9%
American Tower ‡	9,690	1,737,223
AvalonBay Communities ‡	2,926	519,863
BXP ‡	3,048	197,114
Camden Property Trust ‡	2,207	240,673
CBRE Group, Cl A *	6,075	1,034,755
CoStar Group *	8,780	539,970

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Crown Castle ‡	9,020	$783,026
Digital Realty Trust ‡	6,686	1,109,542
Equinix ‡	2,038	1,673,055
Equity Residential ‡	7,165	446,523
Essex Property Trust ‡	1,334	335,995
Extra Space Storage ‡	4,392	605,964
Federal Realty Investment Trust ‡	1,623	164,183
Host Hotels & Resorts ‡	13,243	245,393
Invitation Homes ‡	11,680	312,206
Iron Mountain ‡	6,125	564,296
Kimco Realty ‡	14,016	295,457
Mid-America Apartment Communities ‡	2,426	325,812
ProLogis ‡	19,228	2,510,408
Public Storage ‡	3,265	901,760
Realty Income ‡	19,044	1,164,731
Regency Centers ‡	3,413	248,705
SBA Communications, Cl A ‡	2,210	406,883
Simon Property Group ‡	6,759	1,293,064
UDR ‡	6,231	231,482
Welltower ‡	14,215	2,677,537
Weyerhaeuser ‡	14,924	384,741
		20,950,361
Utilities — 2.3%
AES	13,552	198,537
Alliant Energy	4,896	322,695
Ameren	5,150	531,892
American Electric Power	10,192	1,220,747
American Water Works	3,716	479,847
Atmos Energy	3,052	507,670
CenterPoint Energy	12,423	493,069
CMS Energy	5,788	413,784
Consolidated Edison	6,868	732,335
Constellation Energy	5,939	1,666,958
Dominion Energy	16,251	977,823
DTE Energy	3,953	531,204
Duke Energy	14,800	1,795,980
Edison International	7,318	455,765
Entergy	8,496	814,681

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Evergy	4,379	$336,001
Eversource Energy	7,137	493,381
Exelon	19,224	860,851
FirstEnergy	9,891	468,240
NextEra Energy	39,631	3,483,565
NiSource	9,085	402,375
NRG Energy	3,650	557,099
PG&E	41,829	645,003
Pinnacle West Capital	2,281	213,410
PPL	14,073	510,146
Public Service Enterprise Group	9,499	782,338
Sempra	12,419	1,080,577
Southern	20,961	1,872,027
Vistra	6,067	960,709
WEC Energy Group	6,195	685,601
Xcel Energy	11,254	855,979
		25,350,289
TOTAL UNITED STATES		1,116,528,353
TOTAL COMMON STOCK (Cost $754,967,174)		1,118,955,606
TOTAL INVESTMENTS — 99.9% (Cost $754,967,174)		$1,118,955,606

Percentages are based on Net Assets of $1,120,309,953.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of January 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA — 2.0%
Utilities — 2.0%
APA Group	129,196	$801,903

AUSTRIA — 1.9%
Energy — 1.9%
OMV	12,517	745,290

BELGIUM — 1.9%
Financials — 1.9%
Ageas	10,388	740,870

CHINA — 2.1%
Industrials — 2.1%
SITC International Holdings	218,000	813,414

FRANCE — 16.4%
Communication Services — 2.1%
Orange	44,895	834,257

Consumer Discretionary — 1.4%
FDJ United	21,110	561,038

Consumer Staples — 1.9%
Carrefour	45,995	757,300

Financials — 3.5%
AXA	14,326	654,962
Credit Agricole	33,787	734,360
		1,389,322
Real Estate — 5.1%
Covivio ‡	11,879	759,590
Gecina ‡	6,104	562,415
Klepierre ‡	17,722	683,935
		2,005,940

Schedules of Investments	January 31, 2026 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.4%
Engie	31,727	$947,379

TOTAL FRANCE		6,495,236
GERMANY — 1.4%
Materials — 1.4%
Evonik Industries	35,778	557,582

HONG KONG — 15.6%
Communication Services — 1.8%
HKT Trust & HKT	475,820	712,843

Consumer Staples — 2.3%
WH Group	773,000	908,632

Real Estate — 7.4%
Henderson Land Development	216,733	863,635
Hongkong Land Holdings	129,800	1,102,002
Sino Land	649,700	979,995
		2,945,632
Utilities — 4.1%
CK Infrastructure Holdings	100,700	828,454
Power Assets Holdings	100,173	777,942
		1,606,396
TOTAL HONG KONG		6,173,503
ITALY — 12.2%
Energy — 2.4%
Eni	45,480	932,021

Financials — 7.8%
Banca Monte dei Paschi di Siena	57,650	599,009
Banco BPM	60,262	904,740
Generali	17,966	735,029
Poste Italiane	31,998	845,078
		3,083,856

Schedules of Investments	January 31, 2026 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.0%
Snam	114,948	$792,868

TOTAL ITALY		4,808,745
JAPAN — 5.3%
Communication Services — 1.5%
SoftBank	444,574	602,334

Financials — 2.2%
Japan Post Holdings	73,903	888,455

Industrials — 1.6%
Mitsui OSK Lines	19,542	613,015

TOTAL JAPAN		2,103,804
NETHERLANDS — 2.2%
Financials — 2.2%
NN Group	10,916	867,223

NORWAY — 7.8%
Communication Services — 1.9%
Telenor	43,704	737,578

Energy — 4.1%
Aker BP	29,170	855,130
Equinor	28,583	765,267
		1,620,397
Financials — 1.8%
DNB Bank	25,147	724,881

TOTAL NORWAY		3,082,856
PORTUGAL — 2.2%
Utilities — 2.2%
EDP	170,202	874,113

Schedules of Investments	January 31, 2026 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
SPAIN — 8.0%
Communication Services — 1.4%
Telefonica	131,374	$533,729

Energy — 2.5%
Repsol	50,847	1,001,418

Financials — 2.6%
CaixaBank	78,225	1,038,093

Utilities — 1.5%
Naturgy Energy Group	18,544	584,174

TOTAL SPAIN		3,157,414
SWEDEN — 4.2%
Financials — 2.0%
Svenska Handelsbanken, Cl A	49,119	780,156

Industrials — 2.2%
Volvo, Cl B	23,668	866,269

TOTAL SWEDEN		1,646,425
SWITZERLAND — 1.7%
Financials — 1.7%
Zurich Insurance Group	960	684,423

UNITED KINGDOM — 12.5%
Consumer Staples — 4.2%
British American Tobacco PLC	15,281	917,619
Imperial Brands PLC	17,951	755,256
		1,672,875
Financials — 8.3%
Aviva PLC	82,730	721,800
Legal & General Group PLC	207,285	754,069
M&G PLC	226,869	963,227

Schedules of Investments	January 31, 2026 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Phoenix Group Holdings PLC	80,957	$821,535
		3,260,631
TOTAL UNITED KINGDOM		4,933,506
UNITED STATES — 2.2%
Industrials — 2.2%
AP Moller - Maersk, Cl A	357	879,817

TOTAL COMMON STOCK (Cost $32,994,266)		39,366,124
TOTAL INVESTMENTS — 99.6% (Cost $32,994,266)		$39,366,124

Percentages are based on Net Assets of $39,506,561.

A list of the open futures contracts held by the Fund at January 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
MSCI EAFE Index	1	Mar-2026	$144,869	$151,840	$6,971

‡	Real Estate Investment Trust

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$39,366,124	$—	$—	$39,366,124
Total Investments in Securities	$39,366,124	$—	$—	$39,366,124

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$6,971	$—	$—	$6,971
Total Other Financial Instruments	$6,971	$—	$—	$6,971

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — 100.3%
AUSTRALIA — 1.1%
Consumer Discretionary — 1.1%
Temple & Webster Group *	25,983	$219,339
Web Travel Group *	87,563	283,401

TOTAL AUSTRALIA		502,740
BRAZIL — 4.6%
Consumer Discretionary — 4.3%
MercadoLibre *	904	1,941,602

Information Technology — 0.3%
VTEX, Cl A *	39,585	124,297

TOTAL BRAZIL		2,065,899
CANADA — 7.8%
Industrials — 4.3%
RB Global	17,088	1,940,684

Information Technology — 3.5%
Shopify, Cl A *	12,035	1,579,353

TOTAL CANADA		3,520,037
CHINA — 26.8%
Communication Services — 3.9%
NetEase ADR	13,669	1,760,977

Consumer Discretionary — 19.7%
Alibaba Group Holding ADR	11,183	1,896,190
JD.com ADR	63,696	1,814,062
PDD Holdings ADR *	17,618	1,780,299
Trip.com Group ADR	30,185	1,852,453
Vipshop Holdings ADR	87,040	1,489,254
		8,832,258
Consumer Staples — 3.2%
Alibaba Health Information Technology *	1,691,500	1,412,165

TOTAL CHINA		12,005,400

Schedules of Investments	January 31, 2026 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 1.1%
Consumer Discretionary — 1.1%
Jumia Technologies ADR *	35,022	$468,244

ISRAEL — 2.5%
Consumer Discretionary — 2.5%
Global-e Online *	30,418	1,111,778

JAPAN — 4.7%
Consumer Discretionary — 4.0%
Rakuten Group *	298,926	1,792,471

Information Technology — 0.7%
AnyMind Group (A)	38,145	165,923
BASE	69,146	147,472
		313,395
TOTAL JAPAN		2,105,866
POLAND — 3.3%
Consumer Discretionary — 3.3%
Allegro.eu *	179,058	1,479,513

SINGAPORE — 3.9%
Consumer Discretionary — 3.9%
Sea ADR *	15,170	1,767,153

UNITED STATES — 44.5%
Communication Services — 1.2%
Shutterstock	7,612	151,098
TripAdvisor *	31,079	413,040
		564,138
Consumer Discretionary — 33.3%
Amazon.com *	8,029	1,921,340
Bed Bath & Beyond *(A)	20,895	123,490
Booking Holdings	366	1,830,673
Carvana, Cl A *	4,137	1,659,392
Domino’s Pizza	4,664	1,913,779

Schedules of Investments	January 31, 2026 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
eBay	20,123	$1,835,620
Etsy *	27,945	1,479,967
Expedia Group	6,524	1,727,816
GigaCloud Technology, Cl A *	6,817	272,203
Groupon, Cl A *(A)	8,835	125,015
Lands’ End *	9,507	168,844
Williams-Sonoma	9,170	1,876,641
		14,934,780
Financials — 0.4%
LendingTree *	3,188	180,632

Industrials — 1.3%
ACV Auctions, Cl A *	46,879	366,125
Liquidity Services *	6,622	211,904
		578,029
Information Technology — 4.2%
Commerce.Com *	35,715	111,431
GoDaddy, Cl A *	17,570	1,766,136
		1,877,567
Real Estate — 4.1%
CoStar Group *	29,749	1,829,564

TOTAL UNITED STATES		19,964,710
TOTAL COMMON STOCK (Cost $47,735,214)		44,991,340

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.8%
Citadel Securities LLC 3.710%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $249,077 (collateralized by various U.S. Treasury Obligations, ranging in par value $16 - $23,930, 0.000% - 4.500%, 02/15/2026 - 11/15/2055, with a total market value of $252,807)	$249,000	249,000

Schedules of Investments	January 31, 2026 (Unaudited)
Global X E-commerce ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Citigroup Global Markets, Inc. 3.660%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $23,953 (collateralized by various U.S. Treasury Obligations, ranging in par value $23,651 - $23,651, 4.250% - 4.250%, 02/15/2028 - 02/15/2028, with a total market value of $23,966)	$23,946	$23,946
Nomura Securities International, Inc. 3.670%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $104,032 (collateralized by various U.S. Government Obligations, ranging in par value $96 - $20,610, 2.500% - 6.500%, 08/01/2035 - 01/01/2056, with a total market value of $105,642)	104,000	104,000
TOTAL REPURCHASE AGREEMENTS (Cost $376,946)		376,946
TOTAL INVESTMENTS — 101.1% (Cost $48,112,160)		$45,368,286

Percentages are based on Net Assets of $44,895,669.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2026. The total market value of securities on loan at January 31, 2026 was $351,704.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2026 was $376,946. The total value of non-cash collateral held from securities on loan as of January 31, 2026 was $0.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X E-commerce ETF

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$44,991,340	$—	$—	$44,991,340
Repurchase Agreements	—	376,946	—	376,946
Total Investments in Securities	$44,991,340	$376,946	$—	$45,368,286

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA — 9.8%
Communication Services — 0.1%
REA Group	80	$10,635
Telstra Group	6,361	21,746
		32,381
Consumer Discretionary — 0.6%
Aristocrat Leisure	1,194	44,800
Wesfarmers	2,196	128,242
		173,042
Consumer Staples — 0.4%
Coles Group	3,889	57,976
Woolworths Group	3,553	77,011
		134,987
Energy — 0.3%
Santos	5,556	27,285
Woodside Energy Group	3,265	58,028
		85,313
Financials — 2.9%
ANZ Group Holdings	5,125	131,765
Commonwealth Bank of Australia	2,863	299,567
Insurance Australia Group	4,051	21,568
Macquarie Group	609	90,523
National Australia Bank	5,262	159,875
QBE Insurance Group	2,587	35,775
Suncorp Group	1,855	22,092
Westpac Banking	5,875	159,773
		920,938
Health Care — 2.1%
Cochlear	466	87,850
CSL	3,437	436,821
Pro Medicus	394	50,820
Sigma Healthcare	41,055	88,872
		664,363

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.5%
Brambles	3,342	$52,444
Computershare	1,333	30,546
Transurban Group	7,638	74,643
		157,633
Information Technology — 0.1%
WiseTech Global	370	15,034

Materials — 2.4%
BHP Group	8,915	315,830
Fortescue	2,921	42,972
Glencore PLC	16,780	114,959
Northern Star Resources	2,514	50,969
Rio Tinto	652	69,222
Rio Tinto PLC	1,879	173,737
		767,689
Real Estate — 0.3%
Goodman Group ‡	3,512	75,606
Scentre Group ‡	8,923	25,504
		101,110
Utilities — 0.1%
Origin Energy	3,055	25,254

TOTAL AUSTRALIA		3,077,744
AUSTRIA — 0.3%
Energy — 0.0%
OMV	254	15,124

Financials — 0.3%
Erste Group Bank	551	71,777
Raiffeisen Bank International	218	11,069
		82,846
Industrials — 0.0%
Strabag	41	4,268

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.0%
Verbund	148	$10,907

TOTAL AUSTRIA		113,145
BELGIUM — 1.7%
Consumer Staples — 0.7%
Anheuser-Busch InBev	2,863	204,631

Financials — 0.2%
KBC Group	430	60,824

Health Care — 0.8%
UCB	856	260,085

TOTAL BELGIUM		525,540
BRAZIL — 0.0%
Materials — 0.0%
Yara International	289	13,343

CHINA — 0.7%
Consumer Discretionary — 0.5%
Chow Tai Fook Jewellery Group	4,200	7,744
Prosus	2,570	148,147
		155,891
Consumer Staples — 0.1%
Budweiser Brewing APAC	4,700	4,634
Wilmar International	7,812	20,869
		25,503
Financials — 0.1%
BOC Hong Kong Holdings	6,200	32,740

TOTAL CHINA		214,134
DENMARK — 1.0%
Financials — 0.2%
Danske Bank	1,133	58,029

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.2%
Coloplast, Cl B	851	$72,666

Industrials — 0.5%
DSV	482	135,834

Materials — 0.1%
Novonesis, Cl B	605	37,174

TOTAL DENMARK		303,703
FINLAND — 1.2%
Consumer Discretionary — 0.0%
Amer Sports *	312	11,428

Financials — 0.5%
Nordea Bank Abp	5,941	115,367
Sampo, Cl A	4,300	48,086
		163,453
Industrials — 0.4%
Kone, Cl B	956	68,944
Wartsila Abp	1,191	48,457
		117,401
Information Technology — 0.2%
Nokia	9,134	58,939

Utilities — 0.1%
Fortum	780	18,480

TOTAL FINLAND		369,701
FRANCE — 8.9%
Consumer Discretionary — 1.6%
Christian Dior	7	4,264
Hermes International SCA	67	161,725
LVMH Moet Hennessy Louis Vuitton	492	320,106
		486,095

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 1.4%
Danone	1,875	$146,863
L’Oreal	665	306,163
		453,026
Energy — 0.8%
TotalEnergies	3,473	252,652

Financials — 1.2%
AXA	2,882	131,760
BNP Paribas	1,726	187,265
Credit Agricole	1,918	41,688
		360,713
Health Care — 2.0%
EssilorLuxottica	2,070	635,101

Industrials — 0.9%
Compagnie De Saint	1,126	111,478
Vinci	1,233	177,708
		289,186
Information Technology — 0.1%
Dassault Systemes	1,148	31,712

Materials — 0.6%
Air Liquide	1,015	190,713

Utilities — 0.3%
Engie	3,120	93,164

TOTAL FRANCE		2,792,362
GERMANY — 8.9%
Communication Services — 0.6%
Deutsche Telekom	5,490	183,984

Consumer Discretionary — 0.5%
Bayerische Motoren Werke	510	53,040
Mercedes-Benz Group	1,397	96,044

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Volkswagen	57	$6,977
		156,061
Financials — 2.3%
Allianz	660	291,927
Commerzbank	1,698	70,075
Deutsche Bank	3,347	132,593
Deutsche Boerse	324	82,216
Hannover Rueck	103	29,261
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	224	136,546
		742,618
Health Care — 0.3%
Siemens Healthineers	2,087	104,700

Industrials — 3.1%
DHL Group	2,355	132,573
Siemens	1,798	548,226
Siemens Energy *	1,767	303,861
		984,660
Information Technology — 1.5%
Infineon Technologies	2,285	113,111
SAP	1,777	360,567
		473,678
Materials — 0.3%
BASF	1,572	85,952

Utilities — 0.3%
E.ON	3,949	83,929

TOTAL GERMANY		2,815,582
HONG KONG — 2.0%
Financials — 1.3%
AIA Group	17,965	207,836
Futu Holdings ADR *	104	16,907
Hong Kong Exchanges & Clearing	2,014	111,458

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Prudential PLC	4,395	$72,644
		408,845
Industrials — 0.2%
MTR	3,800	16,826
Techtronic Industries	3,383	46,133
		62,959
Real Estate — 0.2%
CK Asset Holdings	3,500	20,544
Henderson Land Development	2,550	10,161
Sun Hung Kai Properties	2,540	40,882
		71,587
Utilities — 0.3%
CK Infrastructure Holdings	1,250	10,284
CLP Holdings	2,766	26,191
Hong Kong & China Gas	19,510	18,412
Power Assets Holdings	2,400	18,638
		73,525
TOTAL HONG KONG		616,916
INDONESIA — 0.1%
Industrials — 0.1%
Jardine Matheson Holdings	495	36,021

IRELAND — 0.2%
Financials — 0.1%
AIB Group PLC	3,659	41,135

Industrials — 0.1%
Kingspan Group PLC	373	32,615

TOTAL IRELAND		73,750
ISRAEL — 1.1%
Communication Services — 0.0%
Bezeq The Israeli Telecommunication	4,434	11,454

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.0%
Global-e Online *	222	$8,114

Financials — 0.7%
Bank Hapoalim	2,255	56,090
Bank Leumi Le-Israel	2,549	61,638
First International Bank of Israel	89	7,609
Harel Insurance Investments & Financial Services	190	8,773
Israel Discount Bank, Cl A	2,095	24,845
Menora Mivtachim Holdings	36	4,654
Mizrahi Tefahot Bank	262	20,635
Phoenix Financial	392	19,154
		203,398
Information Technology — 0.3%
Camtek *	50	7,737
Check Point Software Technologies *	146	26,208
Nice *	108	11,571
Nova *	54	26,909
Tower Semiconductor *	194	26,453
Wix.com *	96	8,337
		107,215
Real Estate — 0.1%
Azrieli Group	63	8,511
Melisron	42	5,545
		14,056
TOTAL ISRAEL		344,237
ITALY — 3.0%
Consumer Discretionary — 0.2%
Ferrari	237	79,171

Energy — 0.2%
Eni	3,567	73,099

Financials — 1.8%
Banca Monte dei Paschi di Siena	3,706	38,507
Generali	1,810	74,051

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Intesa Sanpaolo	26,218	$186,082
Poste Italiane	767	20,257
UniCredit	2,665	232,868
		551,765
Industrials — 0.3%
Prysmian	727	86,877

Utilities — 0.5%
Enel	13,753	152,291

TOTAL ITALY		943,203
JAPAN — 26.1%
Communication Services — 1.7%
Capcom	584	14,901
KDDI	4,454	75,258
Konami Group	169	24,617
LY	3,994	10,268
Nexon	618	14,755
Nintendo	1,843	120,131
NTT	47,950	48,149
SoftBank	46,098	62,456
SoftBank Group	6,233	171,846
		542,381
Consumer Discretionary — 4.3%
Aisin	1,041	18,649
Asics	1,394	33,571
Bandai Namco Holdings	1,214	31,558
Bridgestone	2,268	51,238
Denso	3,768	52,346
Fast Retailing	412	157,044
Honda Motor	7,825	78,879
Isuzu Motors	1,050	16,915
Nitori Holdings	834	14,354
Oriental Land	2,371	41,646
Pan Pacific International Holdings	5,135	30,488
Panasonic Holdings	4,782	65,626
Rakuten Group *	2,965	17,779

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ryohin Keikaku	1,122	$22,410
Sanrio	380	11,713
Sekisui House	1,234	27,502
Shimano	158	18,057
Subaru	1,092	23,552
Sumitomo Electric Industries	1,571	68,478
Suzuki Motor	3,773	51,522
Toyota Motor	22,840	518,808
		1,352,135
Consumer Staples — 1.2%
Aeon	8,097	111,015
Asahi Group Holdings	4,371	45,691
Kao	1,388	55,660
Kirin Holdings	2,319	35,959
Seven & i Holdings	6,964	99,815
Suntory Beverage & Food	390	12,320
Unicharm	3,715	22,623
		383,083
Energy — 0.2%
ENEOS Holdings	4,613	38,830
Inpex	1,621	36,180
		75,010
Financials — 4.6%
Dai-ichi Life Holdings	6,304	55,271
Daiwa Securities Group	2,365	23,051
Japan Exchange Group	1,770	19,357
Japan Post Bank	3,056	54,281
Mitsubishi HC Capital	1,696	14,832
Mitsubishi UFJ Financial Group	20,634	375,133
Mizuho Financial Group	4,297	188,944
MS&AD Insurance Group Holdings	2,250	57,351
Nomura Holdings	5,028	46,056
ORIX	2,013	61,254
Resona Holdings	3,929	45,579
SBI Holdings	890	20,101
Sompo Holdings	1,593	54,897

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Sumitomo Mitsui Financial Group	6,558	$232,629
Sumitomo Mitsui Trust Group	1,243	41,240
T&D Holdings	896	22,089
Tokio Marine Holdings	3,274	121,549
		1,433,614
Health Care — 2.8%
Hoya	2,441	409,365
Kyowa Kirin	1,679	27,259
Olympus	8,053	96,108
Otsuka Holdings	3,615	216,558
Shionogi	5,688	117,034
		866,324
Industrials — 6.2%
Central Japan Railway	2,319	64,747
East Japan Railway	2,766	69,805
FANUC	2,304	93,633
Fujikura	674	85,506
IHI	2,599	60,114
ITOCHU	17,200	219,767
Kajima	1,129	46,109
Kawasaki Kisen Kaisha	1,600	23,119
Komatsu	2,304	88,555
Kubota	2,526	38,800
Marubeni	4,079	135,253
Mitsubishi Electric	5,175	162,033
Mitsui	7,109	232,036
Mitsui OSK Lines	856	26,852
NIDEC CORP	2,561	36,624
Nippon Yusen	1,018	33,471
Obayashi	1,606	36,303
Recruit Holdings	3,831	201,161
Secom	980	35,951
SMC	148	57,709
Sumitomo	2,989	121,083
Toyota Industries	511	65,440
		1,934,071

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 3.6%
Advantest	1,341	$221,718
Canon	1,597	48,502
Disco	165	70,798
Fujitsu	3,013	83,655
Keyence	348	127,325
Kyocera	2,488	37,225
Lasertec	152	35,857
Murata Manufacturing	3,212	65,298
NEC	2,343	79,133
Nomura Research Institute	712	21,698
Obic	573	15,961
Oracle Japan	69	4,679
Renesas Electronics	3,233	53,988
TDK	3,396	43,611
Tokyo Electron	825	220,931
		1,130,379
Materials — 0.7%
Asahi Kasei	2,396	23,291
Nippon Paint Holdings	1,882	12,499
Nippon Sanso Holdings	392	11,913
Nippon Steel	9,522	39,870
Nitto Denko	1,158	25,718
Shin-Etsu Chemical	3,518	116,970
		230,261
Real Estate — 0.6%
Daiwa House Industry	1,088	37,099
Mitsubishi Estate	2,157	55,093
Mitsui Fudosan	4,770	54,654
Sumitomo Realty & Development	1,628	45,328
		192,174
Utilities — 0.2%
Osaka Gas	744	27,945
Tokyo Gas	522	23,166
		51,111
TOTAL JAPAN		8,190,543

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 5.8%
Communication Services — 0.1%
Universal Music Group	1,679	$41,307

Consumer Staples — 0.5%
Heineken	801	66,075
Koninklijke Ahold Delhaize	2,609	102,301
		168,376
Financials — 0.7%
Adyen *	54	80,520
ING Groep	4,860	143,502
		224,022
Health Care — 1.2%
Argenx *	433	362,542

Industrials — 0.2%
Wolters Kluwer	570	53,489

Information Technology — 3.1%
ASML Holding	677	979,040

TOTAL NETHERLANDS		1,828,776
NEW ZEALAND — 0.5%
Financials — 0.0%
Infratil	1,708	11,446

Health Care — 0.3%
Fisher & Paykel Healthcare	4,177	98,305

Industrials — 0.1%
Auckland International Airport	4,157	20,769

Information Technology — 0.1%
Xero *	289	18,980

Utilities — 0.0%
Mercury NZ	1,293	4,951

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Meridian Energy	2,408	$8,229
		13,180
TOTAL NEW ZEALAND		162,680
NORWAY — 0.8%
Communication Services — 0.1%
Telenor	1,006	16,978
Vend Marketplaces, Cl B	298	8,264
		25,242
Consumer Staples — 0.2%
Mowi	1,298	29,938
Orkla	2,180	25,936
		55,874
Energy — 0.2%
Aker BP	518	15,185
Equinor	1,444	38,661
Var Energi	1,655	6,012
		59,858
Financials — 0.1%
DNB Bank	1,443	41,596
Gjensidige Forsikring	316	9,013
		50,609
Industrials — 0.1%
Kongsberg Gruppen	1,078	37,122

Materials — 0.1%
Norsk Hydro	2,279	20,494

TOTAL NORWAY		249,199
PORTUGAL — 0.2%
Consumer Staples — 0.1%
Jeronimo Martins	822	19,470

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Energy — 0.0%
Galp Energia	741	$14,748

Utilities — 0.1%
EDP	5,341	27,430

TOTAL PORTUGAL		61,648
SINGAPORE — 1.9%
Communication Services — 0.1%
Singapore Telecommunications	11,290	40,836

Consumer Discretionary — 0.3%
Sea ADR *	719	83,756

Financials — 1.1%
DBS Group Holdings	3,368	157,120
Oversea-Chinese Banking	6,579	110,065
United Overseas Bank	2,459	74,158
		341,343
Industrials — 0.2%
Grab Holdings, Cl A *	7,001	30,104
Singapore Airlines	3,463	17,329
Singapore Technologies Engineering	3,728	28,790
		76,223
Information Technology — 0.1%
STMicroelectronics	1,128	31,978

Real Estate — 0.1%
CapitaLand Integrated Commercial Trust ‡	9,861	18,572

TOTAL SINGAPORE		592,708
SOUTH AFRICA — 0.3%
Materials — 0.3%
Anglo American PLC	2,076	97,087

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
SPAIN — 3.7%
Consumer Discretionary — 0.6%
Amadeus IT Group	872	$58,737
Industria de Diseno Textil	2,172	142,116
		200,853
Financials — 2.1%
Banco Bilbao Vizcaya Argentaria	9,861	251,634
Banco Santander	25,468	326,614
CaixaBank	6,572	87,214
		665,462
Industrials — 0.2%
Aena SME	1,802	56,231

Utilities — 0.8%
Iberdrola	11,045	248,669

TOTAL SPAIN		1,171,215
SWEDEN — 4.0%
Consumer Discretionary — 0.1%
H & M Hennes & Mauritz, Cl B	923	18,596

Consumer Staples — 0.2%
Essity, Cl B	1,710	50,843

Financials — 1.1%
EQT	635	24,246
Industrivarden, Cl A	228	11,462
Industrivarden, Cl C	267	13,446
Investor, Cl B	3,130	121,349
L E Lundbergforetagen, Cl B	129	7,723
Skandinaviska Enskilda Banken, Cl A	2,601	56,223
Skandinaviska Enskilda Banken, Cl C	26	577
Svenska Handelsbanken, Cl A	2,665	42,328
Svenska Handelsbanken, Cl B	62	1,638
Swedbank, Cl A	1,555	60,902
		339,894

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 2.3%
Alfa Laval	710	$41,498
Assa Abloy, Cl B	2,433	98,917
Atlas Copco, Cl A	6,176	128,198
Atlas Copco, Cl B	3,828	69,254
Epiroc, Cl A	1,536	43,327
Epiroc, Cl B	957	24,022
Investment Latour, Cl B	347	8,706
Saab, Cl B	770	60,306
Sandvik	2,615	103,894
Volvo, Cl A	468	17,129
Volvo, Cl B	3,897	142,633
		737,884
Information Technology — 0.3%
Hexagon, Cl B	3,663	41,627
Telefonaktiebolaget LM Ericsson, Cl B	5,115	55,852
		97,479
TOTAL SWEDEN		1,244,696
SWITZERLAND — 3.6%
Consumer Discretionary — 0.6%
Cie Financiere Richemont, Cl A	1,037	201,394

Financials — 1.4%
UBS Group	5,202	245,830
Zurich Insurance Group	251	178,948
		424,778
Industrials — 1.2%
ABB	3,783	327,478
Schindler Holding	51	18,842
Schindler Holding	99	38,338
		384,658
Materials — 0.4%
Givaudan	14	54,324

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sika	281	$54,116
		108,440
TOTAL SWITZERLAND		1,119,270
UNITED KINGDOM — 7.9%
Consumer Discretionary — 0.3%
Compass Group PLC	3,284	98,557

Consumer Staples — 2.3%
Coca-Cola Europacific Partners PLC	606	55,570
Diageo PLC	6,476	148,897
Tesco PLC	18,801	109,700
Unilever PLC	6,314	428,064
		742,231
Financials — 3.8%
3i Group PLC	1,706	78,449
Barclays PLC	23,935	159,691
HSBC Holdings PLC	29,386	518,337
Lloyds Banking Group PLC	101,383	151,574
London Stock Exchange Group PLC	795	88,606
NatWest Group PLC	13,780	125,787
Standard Chartered PLC	3,201	81,790
		1,204,234
Industrials — 0.9%
Ashtead Group PLC	1,030	66,247
CK Hutchison Holdings	6,620	53,615
RELX PLC	4,457	157,734
		277,596
Information Technology — 0.1%
ARM Holdings PLC ADR *	240	25,286

Utilities — 0.5%
National Grid PLC	8,832	149,618

TOTAL UNITED KINGDOM		2,497,522

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 5.9%
Communication Services — 0.4%
Spotify Technology *	250	$125,088

Consumer Discretionary — 0.1%
Stellantis	3,922	38,661

Energy — 1.7%
BP PLC	26,903	171,224
Shell PLC	9,859	378,001
		549,225
Financials — 0.3%
Swiss Re	513	82,241

Health Care — 0.9%
Alcon	3,540	286,951

Industrials — 1.9%
AP Moller - Maersk, Cl A	6	14,787
AP Moller - Maersk, Cl B	11	27,389
Experian PLC	2,251	85,193
Ferrovial	1,189	80,655
Schneider Electric	1,323	381,359
		589,383
Information Technology — 0.2%
CyberArk Software *	88	37,913
JFrog *	178	9,755
Monday.com *	75	8,606
		56,274
Materials — 0.4%
Holcim	889	91,827
James Hardie Industries PLC *	1,006	23,348
		115,175
TOTAL UNITED STATES		1,842,998
TOTAL COMMON STOCK (Cost $26,491,145)		31,297,723

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
PREFERRED STOCK — 0.2%
GERMANY—0.2%
Consumer Discretionary — 0.2%
Bayerische Motoren Werke (A)	104	$10,814
Dr Ing hc F Porsche (A)	211	10,344
Volkswagen (A)	398	48,603
TOTAL GERMANY		69,761
TOTAL PREFERRED STOCK (Cost $77,955)		69,761
TOTAL INVESTMENTS — 99.8% (Cost $26,569,100)		$31,367,484

Percentages are based on Net Assets of $31,424,247.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	There is currently no stated interest rate.

As of January 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments		January 31, 2026 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — 99.2%
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	8	$17,182

CANADA — 1.1%
Industrials — 0.3%
Thomson Reuters	71	7,855

Information Technology — 0.8%
Shopify, Cl A *	197	25,852

TOTAL CANADA		33,707
CHINA — 0.3%
Consumer Discretionary — 0.3%
PDD Holdings ADR *	107	10,812

NETHERLANDS — 0.9%
Information Technology — 0.9%
ASML Holding	14	19,922
NXP Semiconductors	41	9,272

TOTAL NETHERLANDS		29,194
UNITED KINGDOM — 0.3%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners PLC	75	6,877

Information Technology — 0.1%
ARM Holdings PLC ADR *	21	2,213

TOTAL UNITED KINGDOM		9,090
UNITED STATES — 96.0%
Communication Services — 15.8%
Alphabet, Cl A	340	114,920
Alphabet, Cl C	316	106,975
Charter Communications, Cl A *	21	4,329
Comcast, Cl A	583	17,344
Electronic Arts	41	8,361
Meta Platforms, Cl A	171	122,521

Schedules of Investments		January 31, 2026 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Netflix *	682	$56,940
Take-Two Interactive Software *	30	6,609
T-Mobile US	180	35,498
Warner Bros Discovery *	396	10,906
		484,403
Consumer Discretionary — 11.8%
Airbnb, Cl A *	68	8,797
Amazon.com *	625	149,563
Booking Holdings	5	25,009
DoorDash, Cl A *	66	13,505
Marriott International, Cl A	43	13,558
O’Reilly Automotive *	135	13,285
Ross Stores	53	9,999
Starbucks	182	16,735
Tesla *	259	111,476
		361,927
Consumer Staples — 7.5%
Costco Wholesale	71	66,758
Keurig Dr Pepper	223	6,119
Kraft Heinz	194	4,606
Mondelez International, Cl A	207	12,103
Monster Beverage *	157	12,679
PepsiCo	220	33,799
Walmart	788	93,882
		229,946
Energy — 0.5%
Baker Hughes, Cl A	162	9,078
Diamondback Energy	46	7,542
		16,620
Financials — 0.3%
PayPal Holdings	154	8,114

Health Care — 4.9%
Alnylam Pharmaceuticals *	21	7,099
Amgen	87	29,744

Schedules of Investments		January 31, 2026 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Dexcom *	64	$4,675
GE HealthCare Technologies	75	5,923
Gilead Sciences	199	28,248
IDEXX Laboratories *	12	8,045
Insmed *	35	5,490
Intuitive Surgical *	57	28,740
Regeneron Pharmaceuticals	17	12,605
Vertex Pharmaceuticals *	41	19,266
		149,835
Industrials — 3.9%
Automatic Data Processing	65	16,043
Axon Enterprise *	12	5,803
Cintas	64	12,249
Copart *	160	6,493
CSX	298	11,252
Fastenal	189	8,195
Ferrovial	121	8,227
Honeywell International	102	23,207
Old Dominion Freight Line	34	5,889
PACCAR	83	10,201
Paychex	59	6,085
Verisk Analytics, Cl A	23	5,002
		118,646
Information Technology — 48.7%
Adobe *	67	19,648
Advanced Micro Devices *	262	62,023
Analog Devices	79	24,560
Apple	863	223,931
Applied Materials	128	41,257
AppLovin, Cl A *	49	23,182
Atlassian, Cl A *	28	3,309
Autodesk *	33	8,345
Broadcom	276	91,439
Cadence Design Systems *	43	12,744
Cisco Systems	637	49,890
Cognizant Technology Solutions, Cl A	77	6,319
CrowdStrike Holdings, Cl A *	40	17,656

Schedules of Investments		January 31, 2026 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Datadog, Cl A *	53	$6,854
Fortinet *	119	9,670
Intel *	768	35,689
Intuit	44	21,953
KLA	21	29,987
Lam Research	202	47,159
Marvell Technology	138	10,891
Microchip Technology	89	6,757
Micron Technology	181	75,093
Microsoft	434	186,746
Monolithic Power Systems	8	8,993
NVIDIA	1,420	271,405
Palantir Technologies, Cl A *	368	53,945
Palo Alto Networks *	112	19,821
QUALCOMM	172	26,073
Roper Technologies	18	6,682
Seagate Technology Holdings	34	13,861
Strategy, Cl A *	44	6,587
Synopsys *	30	13,953
Texas Instruments	146	31,470
Western Digital	55	13,763
Workday, Cl A *	32	5,620
Zscaler *	25	5,000
		1,492,275
Materials — 1.1%
Linde PLC	76	34,730

Real Estate — 0.1%
CoStar Group *	70	4,305

Utilities — 1.4%
American Electric Power	86	10,301
Constellation Energy	57	15,999
Exelon	166	7,433

Schedules of Investments		January 31, 2026 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	98	$7,454
		41,187
TOTAL UNITED STATES		2,941,988
TOTAL COMMON STOCK (Cost $2,291,781)		3,041,973

PURCHASED OPTIONS — 0.6% (Cost $32,755)		18,118
TOTAL INVESTMENTS — 99.8% (Cost $2,324,536)		$3,060,091

Percentages are based on Net Assets of $3,065,755.

A list of exchange-traded option contracts held by the Fund at January 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.6%
Put Options
Nasdaq-100 Index	1	$2,555,239	$22,800.00	3/21/2026	$15,145
Nasdaq-100 Micro Index	19	485,488	228.00	3/21/2026	2,973
Total Purchased Options		$3,040,727			$18,118

*	Non-income producing security.

As of January 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments		January 31, 2026 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK(A) — 99.0%
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	11	$23,626

CANADA — 1.1%
Industrials — 0.3%
Thomson Reuters	93	10,289

Information Technology — 0.8%
Shopify, Cl A *	257	33,726

TOTAL CANADA		44,015
CHINA — 0.4%
Consumer Discretionary — 0.4%
PDD Holdings ADR *	140	14,147

NETHERLANDS — 0.9%
Information Technology — 0.9%
ASML Holding	18	25,614
NXP Semiconductors	53	11,985

TOTAL NETHERLANDS		37,599
UNITED KINGDOM — 0.3%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners PLC	95	8,711

Information Technology — 0.1%
ARM Holdings PLC ADR *	30	3,161

TOTAL UNITED KINGDOM		11,872
UNITED STATES — 95.7%
Communication Services — 15.8%
Alphabet, Cl A	444	150,072
Alphabet, Cl C	412	139,474
Charter Communications, Cl A *	28	5,771
Comcast, Cl A	761	22,640
Electronic Arts	52	10,604
Meta Platforms, Cl A	224	160,496

Schedules of Investments		January 31, 2026 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Netflix *	891	$74,390
Take-Two Interactive Software *	40	8,812
T-Mobile US	235	46,344
Warner Bros Discovery *	518	14,266
		632,869
Consumer Discretionary — 11.8%
Airbnb, Cl A *	89	11,514
Amazon.com *	815	195,029
Booking Holdings	7	35,013
DoorDash, Cl A *	85	17,393
Marriott International, Cl A	56	17,657
O’Reilly Automotive *	177	17,419
Ross Stores	68	12,828
Starbucks	238	21,884
Tesla *	337	145,048
		473,785
Consumer Staples — 7.5%
Costco Wholesale	93	87,443
Keurig Dr Pepper	282	7,738
Kraft Heinz	255	6,054
Mondelez International, Cl A	270	15,787
Monster Beverage *	204	16,475
PepsiCo	287	44,092
Walmart	1,029	122,595
		300,184
Energy — 0.5%
Baker Hughes, Cl A	206	11,544
Diamondback Energy	61	10,001
		21,545
Financials — 0.3%
PayPal Holdings	195	10,275

Health Care — 4.9%
Alnylam Pharmaceuticals *	28	9,466
Amgen	113	38,632

Schedules of Investments		January 31, 2026 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Dexcom *	80	$5,843
GE HealthCare Technologies	95	7,502
Gilead Sciences	260	36,907
IDEXX Laboratories *	17	11,398
Insmed *	45	7,059
Intuitive Surgical *	74	37,312
Regeneron Pharmaceuticals	22	16,312
Vertex Pharmaceuticals *	53	24,905
		195,336
Industrials — 3.8%
Automatic Data Processing	85	20,980
Axon Enterprise *	17	8,221
Cintas	84	16,077
Copart *	201	8,156
CSX	389	14,689
Fastenal	239	10,363
Ferrovial	153	10,402
Honeywell International	133	30,260
Old Dominion Freight Line	43	7,447
PACCAR	110	13,520
Paychex	75	7,735
Verisk Analytics, Cl A	30	6,524
		154,374
Information Technology — 48.6%
Adobe *	89	26,099
Advanced Micro Devices *	342	80,962
Analog Devices	103	32,021
Apple	1,127	292,434
Applied Materials	167	53,827
AppLovin, Cl A *	65	30,752
Atlassian, Cl A *	34	4,018
Autodesk *	45	11,379
Broadcom	360	119,268
Cadence Design Systems *	58	17,189
Cisco Systems	831	65,084
Cognizant Technology Solutions, Cl A	103	8,452
Crowdstrike Holdings, Cl A *	53	23,395

Schedules of Investments		January 31, 2026 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Datadog, Cl A *	70	$9,052
Fortinet *	155	12,595
Intel *	1,002	46,563
Intuit	58	28,937
KLA	27	38,554
Lam Research	264	61,633
Marvell Technology	180	14,206
Microchip Technology	116	8,807
Micron Technology	237	98,327
Microsoft	567	243,974
Monolithic Power Systems	10	11,242
NVIDIA	1,854	354,355
Palantir Technologies, Cl A *	481	70,510
Palo Alto Networks *	146	25,838
QUALCOMM	225	34,108
Roper Technologies	22	8,167
Seagate Technology Holdings	45	18,346
Strategy, Cl A *	56	8,384
Synopsys *	39	18,140
Texas Instruments	191	41,170
Western Digital	73	18,267
Workday, Cl A *	45	7,903
Zscaler *	33	6,600
		1,950,558
Materials — 1.1%
Linde PLC	98	44,783

Real Estate — 0.1%
CoStar Group *	87	5,350

Utilities — 1.3%
American Electric Power	112	13,415
Constellation Energy	75	21,051
Exelon	210	9,404

Schedules of Investments		January 31, 2026 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	123	$9,355
		53,225
TOTAL UNITED STATES		3,842,284
TOTAL COMMON STOCK (Cost $3,441,852)		3,973,543

PURCHASED OPTIONS — 1.2% (Cost $71,271)		46,704
TOTAL INVESTMENTS — 100.2% (Cost $3,513,123)		$4,020,247

WRITTEN OPTIONS — (0.3)% (Premiums Received $(26,981))		$(10,532)

Percentages are based on Net Assets of $4,013,367.

A list of exchange-traded option contracts held by the Fund at January 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 1.2%
Put Options
Nasdaq-100 Index	1	$2,555,239	$24,000.00	3/21/2026	$29,275
Nasdaq-100 Micro Index	58	1,482,016	240.00	3/21/2026	17,429

Total Purchased Options		$4,037,255			$46,704
WRITTEN OPTIONS — (0.3)%
Call Options
Nasdaq-100 Index	(1)	$(2,555,239)	$27,600.00	3/21/2026	$(6,320)
Nasdaq-100 Micro Index	(54)	(1,379,808)	275.00	3/21/2026	(4,212)

Total Written Options		$(3,935,047)			$(10,532)

*	Non-income producing security.

Schedules of Investments		January 31, 2026 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

(A) All or a portion of these securities have been segregated as collateral for options contracts.

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,973,543	$—	$—	$3,973,543
Purchased Options	46,704	—	—	46,704
Total Investments in Securities	$4,020,247	$—	$—	$4,020,247

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(10,532)	$—	$—	$(10,532)
Total Other Financial Instruments	$(10,532)	$—	$—	$(10,532)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — 99.4%
NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	11	$2,487

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	13	2,896

UNITED STATES — 99.2%
Communication Services — 11.0%
Alphabet, Cl A	262	88,556
Alphabet, Cl C	209	70,753
AT&T	319	8,361
Charter Communications, Cl A *	3	618
Comcast, Cl A	162	4,820
Electronic Arts	10	2,039
Fox, Cl A	9	655
Fox, Cl B	7	459
Live Nation Entertainment *	8	1,164
Match Group	11	343
Meta Platforms, Cl A	98	70,217
Netflix *	190	15,863
News, Cl A	19	514
News, Cl B	7	218
Omnicom Group	13	1,002
Paramount Skydance Corp, Cl B	15	168
Take-Two Interactive Software *	8	1,762
TKO Group Holdings, Cl A	2	405
T-Mobile US	21	4,141
Trade Desk, Cl A *	19	576
Verizon Communications	189	8,414
Walt Disney	80	9,024
Warner Bros Discovery *	111	3,057
		293,129
Consumer Discretionary — 10.3%
Airbnb, Cl A *	19	2,458
Amazon.com *	438	104,813
APTIV PLC *	11	833

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
AutoZone *	1	$3,704
Best Buy	9	586
Booking Holdings	1	5,002
Carnival *	48	1,441
Carvana, Cl A *	7	2,808
Chipotle Mexican Grill, Cl A *	59	2,293
Darden Restaurants	6	1,196
Deckers Outdoor *	8	955
Domino’s Pizza	1	410
DoorDash, Cl A *	17	3,479
DR Horton	12	1,786
eBay	20	1,824
Expedia Group	6	1,589
Ford Motor	175	2,429
Garmin	8	1,613
General Motors	41	3,444
Genuine Parts	7	973
Hasbro	7	625
Hilton Worldwide Holdings	10	2,985
Home Depot	44	16,482
Las Vegas Sands	13	686
Lennar, Cl A	10	1,094
Lowe’s	26	6,944
Lululemon Athletica *	4	698
Marriott International, Cl A	10	3,153
McDonald’s	32	10,080
MGM Resorts International *	10	335
NIKE, Cl B	52	3,214
Norwegian Cruise Line Holdings *	22	483
O’Reilly Automotive *	38	3,740
Pool	1	254
PulteGroup	9	1,126
Ralph Lauren, Cl A	1	353
Ross Stores	14	2,641
Royal Caribbean Cruises	11	3,571
Starbucks	51	4,690
Tapestry	10	1,269
Tesla *	127	54,662
TJX	50	7,491

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tractor Supply	23	$1,170
Ulta Beauty *	2	1,295
Williams-Sonoma	6	1,228
Wynn Resorts	3	322
Yum! Brands	12	1,866
		276,093
Consumer Staples — 5.0%
Altria Group	76	4,711
Archer-Daniels-Midland	21	1,414
Brown-Forman, Cl B	9	246
Bunge Global	7	797
Church & Dwight	10	963
Clorox	6	677
Coca-Cola	173	12,942
Colgate-Palmolive	37	3,341
Conagra Brands	20	370
Constellation Brands, Cl A	7	1,097
Costco Wholesale	20	18,805
Dollar General	10	1,434
Dollar Tree *	9	1,058
Estee Lauder, Cl A	11	1,268
General Mills	23	1,064
Hershey	7	1,363
Hormel Foods	12	295
J M Smucker	4	420
Kenvue	86	1,496
Keurig Dr Pepper	61	1,674
Kimberly-Clark	14	1,400
Kraft Heinz	38	902
Kroger	28	1,760
Lamb Weston Holdings	9	413
McCormick	12	742
Molson Coors Beverage, Cl B	8	384
Mondelez International, Cl A	58	3,391
Monster Beverage *	31	2,504
PepsiCo	61	9,371
Philip Morris International	70	12,561
Procter & Gamble	106	16,088

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Sysco	21	$1,761
Target	20	2,109
The Campbell’s Company	10	280
Tyson Foods, Cl A	14	915
Walmart	198	23,590
		133,606
Energy — 3.2%
APA	21	555
Baker Hughes, Cl A	43	2,410
Chevron	86	15,213
ConocoPhillips	56	5,837
Coterra Energy	37	1,067
Devon Energy	28	1,126
Diamondback Energy	9	1,476
EOG Resources	23	2,579
EQT	28	1,616
Expand Energy	11	1,237
Exxon Mobil	190	26,866
Halliburton	38	1,274
Kinder Morgan	88	2,683
Marathon Petroleum	13	2,290
Occidental Petroleum	31	1,407
ONEOK	28	2,217
Phillips 66	18	2,584
SLB	67	3,241
Targa Resources	10	2,010
Texas Pacific Land	2	697
Valero Energy	13	2,359
Williams	54	3,632
		84,376
Financials — 12.7%
Aflac	21	2,330
Allstate	11	2,189
American Express	23	8,100
American International Group	23	1,722
Ameriprise Financial	3	1,582
Aon PLC, Cl A	10	3,496

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Apollo Global Management	21	$2,825
Arch Capital Group *	17	1,633
Ares Management, Cl A	9	1,347
Arthur J Gallagher	11	2,743
Assurant	2	476
Bank of America	302	16,066
Bank of New York Mellon	31	3,718
Berkshire Hathaway, Cl B *	82	39,403
Blackrock	7	7,833
Blackstone	32	4,557
Block, Cl A *	23	1,390
Brown & Brown	13	937
Capital One Financial	29	6,349
CBOE Global Markets	4	1,060
Charles Schwab	76	7,898
Chubb	17	5,263
Cincinnati Financial	7	1,126
Citigroup	80	9,257
Citizens Financial Group	19	1,197
CME Group, Cl A	17	4,914
Coinbase Global, Cl A *	10	1,947
Corpay *	2	629
Erie Indemnity, Cl A	1	283
Everest Group	1	331
FactSet Research Systems	1	254
Fidelity National Information Services	22	1,216
Fifth Third Bancorp	29	1,456
Fiserv *	23	1,466
Franklin Resources	14	373
Global Payments	10	717
Globe Life	3	421
Goldman Sachs Group	13	12,160
Hartford Financial Services Group	12	1,621
Huntington Bancshares	75	1,311
Interactive Brokers Group, Cl A	20	1,498
Intercontinental Exchange	26	4,518
Invesco	23	628
Jack Henry & Associates	3	538
JPMorgan Chase	122	37,319

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
KeyCorp	40	$861
KKR	31	3,542
Loews	9	950
M&T Bank	7	1,551
Marsh & McLennan	22	4,140
Mastercard, Cl A	38	20,474
MetLife	24	1,893
Moody’s	7	3,609
Morgan Stanley	53	9,688
MSCI, Cl A	3	1,828
Nasdaq	21	2,035
Northern Trust	9	1,345
PayPal Holdings	41	2,160
PNC Financial Services Group	18	4,019
Principal Financial Group	9	852
Progressive	27	5,616
Prudential Financial	16	1,778
Raymond James Financial	8	1,327
Regions Financial	39	1,112
Robinhood Markets, Cl A *	36	3,581
S&P Global	13	6,861
State Street	12	1,570
Synchrony Financial	17	1,235
T Rowe Price Group	10	1,057
Travelers	10	2,845
Truist Financial	58	2,982
US Bancorp	70	3,928
Visa, Cl A	77	24,781
W R Berkley	13	892
Wells Fargo	141	12,759
Willis Towers Watson PLC	3	952
		340,320
Health Care — 9.5%
Abbott Laboratories	78	8,525
AbbVie	80	17,841
Agilent Technologies	12	1,606
Align Technology *	3	489
Amgen	23	7,863

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Baxter International	28	$562
Becton Dickinson	12	2,442
Biogen *	7	1,259
Bio-Techne	7	449
Boston Scientific *	67	6,267
Bristol-Myers Squibb	91	5,010
Cardinal Health	10	2,149
Cencora	9	3,233
Centene *	20	866
Charles River Laboratories International *	2	421
Cigna Group	12	3,289
Cooper *	10	814
CVS Health	57	4,248
Danaher	29	6,348
DaVita *	2	219
Dexcom *	18	1,315
Edwards Lifesciences *	27	2,197
Elevance Health	10	3,457
Eli Lilly	37	38,375
GE HealthCare Technologies	20	1,579
Gilead Sciences	57	8,091
HCA Healthcare	8	3,906
Henry Schein *	4	302
Hologic *	11	824
Humana	6	1,171
IDEXX Laboratories *	3	2,011
Incyte *	8	801
Insulet *	2	512
Intuitive Surgical *	17	8,572
IQVIA Holdings *	8	1,841
Johnson & Johnson	109	24,770
Labcorp Holdings	3	815
McKesson	6	4,987
Medtronic PLC	58	5,972
Merck	111	12,240
Mettler-Toledo International *	1	1,373
Moderna *	18	793
Molina Healthcare *	2	359
Pfizer	256	6,769

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Quest Diagnostics	6	$1,122
Regeneron Pharmaceuticals	4	2,966
ResMed	7	1,808
Revvity	6	653
Solventum *	8	616
STERIS PLC	3	788
Stryker	16	5,913
Thermo Fisher Scientific	17	9,836
UnitedHealth Group	41	11,764
Universal Health Services, Cl B	2	403
Vertex Pharmaceuticals *	11	5,169
Viatris	50	654
Waters *	2	741
West Pharmaceutical Services	3	693
Zimmer Biomet Holdings	10	871
Zoetis, Cl A	20	2,496
		253,425
Industrials — 8.5%
3M	23	3,523
A O Smith	7	514
Allegion PLC	3	496
AMETEK	10	2,240
Automatic Data Processing	18	4,443
Axon Enterprise *	3	1,451
Boeing *	36	8,414
Broadridge Financial Solutions	6	1,183
Builders FirstSource *	5	572
Carrier Global	36	2,145
Caterpillar	21	13,805
CH Robinson Worldwide	6	1,170
Cintas	16	3,062
Comfort Systems USA	1	1,142
Copart *	40	1,623
CSX	83	3,134
Cummins	7	4,052
Dayforce *	7	485
Deere	11	5,808
Delta Air Lines	29	1,911

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Dover	7	$1,410
Eaton PLC	18	6,326
EMCOR Group	2	1,441
Emerson Electric	26	3,821
Equifax	6	1,208
Expeditors International of Washington	7	1,124
Fastenal	51	2,211
FedEx	10	3,222
Fortive	13	686
GE Aerospace	48	14,726
GE Vernova	12	8,716
Generac Holdings *	2	336
General Dynamics	11	3,862
Honeywell International	29	6,598
Howmet Aerospace	18	3,745
Hubbell, Cl B	2	976
Huntington Ingalls Industries	1	420
IDEX	3	596
Illinois Tool Works	11	2,874
Ingersoll Rand	17	1,463
Jacobs Solutions	7	947
JB Hunt Transport Services	3	608
Johnson Controls International PLC	28	3,339
L3Harris Technologies	9	3,086
Leidos Holdings	6	1,130
Lennox International	1	495
Lockheed Martin	9	5,708
Masco	10	661
Nordson	2	549
Norfolk Southern	10	2,912
Northrop Grumman	7	4,846
Old Dominion Freight Line	8	1,386
Otis Worldwide	18	1,538
PACCAR	23	2,827
Parker-Hannifin	7	6,551
Paychex	13	1,341
Paycom Software	2	269
Pentair PLC	8	843
Quanta Services	7	3,322

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Republic Services, Cl A	9	$1,936
Rockwell Automation	6	2,530
Rollins	14	887
RTX	60	12,056
Snap-On	2	732
Southwest Airlines	22	1,045
Stanley Black & Decker	7	551
Textron	9	792
Trane Technologies PLC	10	4,206
TransDigm Group	2	2,855
Uber Technologies *	93	7,445
Union Pacific	27	6,348
United Airlines Holdings *	13	1,330
United Parcel Service, Cl B	32	3,399
United Rentals	2	1,564
Veralto	11	1,089
Verisk Analytics, Cl A	7	1,522
Wabtec	8	1,841
Waste Management	17	3,778
WW Grainger	2	2,160
Xylem	11	1,517
		228,875
Information Technology — 33.1%
Accenture PLC, Cl A	28	7,382
Adobe *	19	5,572
Advanced Micro Devices *	73	17,281
Akamai Technologies *	8	777
Amphenol, Cl A	56	8,068
Analog Devices	22	6,839
Apple	666	172,814
Applied Materials	37	11,926
AppLovin, Cl A *	12	5,677
Arista Networks *	47	6,662
Autodesk *	10	2,529
Broadcom	212	70,236
Cadence Design Systems *	12	3,556
CDW	7	885
Cisco Systems	178	13,941

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cognizant Technology Solutions, Cl A	21	$1,723
Corning	36	3,717
CrowdStrike Holdings, Cl A *	11	4,855
Datadog, Cl A *	14	1,810
Dell Technologies, Cl C	13	1,488
EPAM Systems *	2	417
F5 *	2	551
Fair Isaac *	1	1,463
First Solar *	4	902
Fortinet *	29	2,357
Gartner *	3	629
Gen Digital	29	696
GoDaddy, Cl A *	7	704
Hewlett Packard Enterprise	59	1,270
HP	41	797
Intel *	201	9,340
International Business Machines	42	12,881
Intuit	12	5,987
Jabil	4	949
Keysight Technologies *	8	1,731
KLA	7	9,996
Lam Research	57	13,307
Microchip Technology	23	1,746
Micron Technology	50	20,744
Microsoft	334	143,717
Monolithic Power Systems	2	2,248
Motorola Solutions	8	3,220
NetApp	10	963
NVIDIA	1,093	208,905
ON Semiconductor *	18	1,078
Oracle	76	12,508
Palantir Technologies, Cl A *	102	14,952
Palo Alto Networks *	31	5,486
PTC *	6	937
QNITY Electronics	9	866
QUALCOMM	48	7,276
Roper Technologies	4	1,485
Salesforce	42	8,916
SANDISK *	7	4,034

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Seagate Technology Holdings	10	$4,077
ServiceNow *	47	5,499
Skyworks Solutions	8	446
Super Micro Computer *	25	728
Synopsys *	9	4,186
Teledyne Technologies *	2	1,241
Teradyne	8	1,928
Texas Instruments	41	8,838
Trimble *	11	744
Tyler Technologies *	2	739
VeriSign	3	733
Western Digital	16	4,004
Workday, Cl A *	10	1,756
Zebra Technologies, Cl A *	2	470
		886,185
Materials — 1.9%
Air Products & Chemicals	10	2,725
Albemarle	6	1,024
Amcor PLC	18	797
Avery Dennison	3	557
Ball	13	739
CF Industries Holdings	7	653
Corteva	30	2,184
CRH PLC	30	3,672
Dow	35	964
DuPont de Nemours	19	834
Ecolab	11	3,102
Freeport-McMoRan	63	3,794
International Flavors & Fragrances	12	838
International Paper	25	1,008
Linde PLC	21	9,596
LyondellBasell Industries, Cl A	12	588
Martin Marietta Materials	2	1,304
Mosaic	15	413
Newmont	49	5,505
Nucor	10	1,777
Packaging Corp of America	3	668
PPG Industries	11	1,272

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sherwin-Williams	10	$3,546
Smurfit WestRock PLC	25	1,041
Steel Dynamics	7	1,257
Vulcan Materials	7	2,104
		51,962
Real Estate — 1.8%
Alexandria Real Estate Equities ‡	7	382
American Tower ‡	21	3,765
AvalonBay Communities ‡	7	1,244
BXP ‡	7	453
Camden Property Trust ‡	4	436
CBRE Group, Cl A *	12	2,044
CoStar Group *	19	1,168
Crown Castle ‡	19	1,649
Digital Realty Trust ‡	13	2,157
Equinix ‡	4	3,284
Equity Residential ‡	16	997
Essex Property Trust ‡	2	504
Extra Space Storage ‡	9	1,242
Federal Realty Investment Trust ‡	3	303
Healthpeak Properties ‡	30	517
Host Hotels & Resorts ‡	32	593
Invitation Homes ‡	30	802
Iron Mountain ‡	12	1,106
Kimco Realty ‡	29	611
Mid-America Apartment Communities ‡	6	806
ProLogis ‡	41	5,353
Public Storage ‡	8	2,210
Realty Income ‡	41	2,508
Regency Centers ‡	8	583
SBA Communications, Cl A ‡	4	736
Simon Property Group ‡	14	2,678
UDR ‡	14	520
Ventas ‡	22	1,709
VICI Properties, Cl A ‡	48	1,348
Welltower ‡	31	5,839
Weyerhaeuser ‡	31	799
		48,346

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.2%
AES	36	$527
Alliant Energy	12	791
Ameren	12	1,239
American Electric Power	23	2,755
American Water Works	9	1,162
Atmos Energy	8	1,331
CenterPoint Energy	29	1,151
CMS Energy	14	1,001
Consolidated Edison	17	1,813
Constellation Energy	13	3,649
Dominion Energy	38	2,286
DTE Energy	9	1,209
Duke Energy	36	4,369
Edison International	19	1,183
Entergy	20	1,918
Evergy	10	767
Eversource Energy	19	1,313
Exelon	46	2,060
FirstEnergy	22	1,042
NextEra Energy	93	8,175
NiSource	23	1,019
NRG Energy	9	1,374
PG&E	98	1,511
Pinnacle West Capital	6	561
PPL	32	1,160
Public Service Enterprise Group	22	1,812
Sempra	29	2,523
Southern	49	4,376
Vistra	13	2,059
WEC Energy Group	14	1,549
Xcel Energy	27	2,054
		59,739
TOTAL UNITED STATES		2,656,056
TOTAL COMMON STOCK (Cost $1,921,721)		2,661,439

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

Value
PURCHASED OPTIONS — 0.4% (Cost $16,429)	$8,845
TOTAL INVESTMENTS — 99.8% (Cost $1,938,150)	$2,670,284

Percentages are based on Net Assets of $2,676,952.

A list of exchange-traded option contracts held by the Fund at January 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.4%
Put Options
Mini-SPX Index	8	$555,120	$615.00	3/21/2026	$1,960
S&P 500 Index	3	2,081,709	6,140.00	3/21/2026	6,885

Total Purchased Options		$2,636,829			$8,845

*	Non-income producing security.
‡	Real Estate Investment Trust

As of January 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — 99.3%
NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors (A)	14	$3,166

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC (A)	16	3,564

UNITED STATES — 99.1%
Communication Services — 10.9%
Alphabet, Cl A (A)	319	107,822
Alphabet, Cl C (A)	255	86,325
AT&T (A)	388	10,169
Charter Communications, Cl A *(A)	5	1,031
Comcast, Cl A (A)	199	5,920
Electronic Arts (A)	12	2,447
Fox, Cl A (A)	11	801
Fox, Cl B (A)	3	197
Live Nation Entertainment *(A)	9	1,309
Match Group (A)	12	374
Meta Platforms, Cl A (A)	119	85,263
Netflix *(A)	232	19,370
News, Cl A (A)	20	541
News, Cl B (A)	6	187
Omnicom Group (A)	18	1,387
Paramount Skydance Corp, Cl B	17	190
Take-Two Interactive Software *(A)	9	1,983
TKO Group Holdings, Cl A (A)	4	810
T-Mobile US (A)	26	5,127
Trade Desk, Cl A *(A)	24	728
Verizon Communications (A)	231	10,284
Walt Disney (A)	98	11,054
Warner Bros Discovery *(A)	135	3,718
		357,037
Consumer Discretionary — 10.4%
Airbnb, Cl A *(A)	25	3,234
Amazon.com *(A)	533	127,547
APTIV PLC *(A)	14	1,060

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
AutoZone *(A)	1	$3,704
Best Buy (A)	12	781
Booking Holdings (A)	2	10,004
Carnival *(A)	59	1,771
Carvana, Cl A *(A)	8	3,209
Chipotle Mexican Grill, Cl A *(A)	72	2,799
Darden Restaurants (A)	6	1,196
Deckers Outdoor *(A)	9	1,074
Domino’s Pizza (A)	2	821
DoorDash, Cl A *(A)	21	4,297
DR Horton (A)	15	2,233
eBay (A)	25	2,280
Expedia Group (A)	6	1,589
Ford Motor (A)	213	2,956
Garmin (A)	9	1,815
General Motors (A)	51	4,284
Genuine Parts (A)	8	1,112
Hasbro (A)	3	268
Hilton Worldwide Holdings (A)	13	3,881
Home Depot (A)	55	20,602
Las Vegas Sands (A)	16	844
Lennar, Cl A (A)	12	1,312
Lowe’s (A)	31	8,279
Lululemon Athletica *(A)	6	1,047
Marriott International, Cl A (A)	12	3,784
McDonald’s (A)	39	12,285
MGM Resorts International *(A)	11	369
NIKE, Cl B (A)	65	4,018
Norwegian Cruise Line Holdings *(A)	24	527
O’Reilly Automotive *(A)	46	4,527
Pool (A)	2	508
PulteGroup (A)	11	1,376
Ralph Lauren, Cl A (A)	2	707
Ross Stores (A)	18	3,396
Royal Caribbean Cruises (A)	14	4,545
Starbucks (A)	62	5,701
Tapestry (A)	11	1,396
Tesla *(A)	154	66,283
TJX (A)	61	9,138

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tractor Supply (A)	29	$1,475
Ulta Beauty *(A)	2	1,295
Williams-Sonoma (A)	7	1,433
Wynn Resorts (A)	4	430
Yum! Brands (A)	15	2,332
		339,524
Consumer Staples — 4.9%
Altria Group (A)	92	5,703
Archer-Daniels-Midland (A)	23	1,548
Brown-Forman, Cl B (A)	9	246
Bunge Global (A)	7	797
Church & Dwight (A)	13	1,251
Clorox (A)	7	789
Coca-Cola (A)	212	15,860
Colgate-Palmolive (A)	44	3,973
Conagra Brands (A)	25	463
Constellation Brands, Cl A (A)	8	1,254
Costco Wholesale (A)	24	22,566
Dollar General (A)	13	1,865
Dollar Tree *(A)	10	1,176
Estee Lauder, Cl A (A)	13	1,499
General Mills (A)	29	1,341
Hershey (A)	8	1,558
Hormel Foods (A)	15	369
J M Smucker (A)	6	629
Kenvue (A)	104	1,810
Keurig Dr Pepper (A)	74	2,030
Kimberly-Clark (A)	18	1,800
Kraft Heinz (A)	46	1,092
Kroger (A)	33	2,074
Lamb Weston Holdings (A)	7	321
McCormick (A)	14	866
Molson Coors Beverage, Cl B (A)	9	432
Mondelez International, Cl A (A)	70	4,093
Monster Beverage *(A)	39	3,150
PepsiCo (A)	75	11,522
Philip Morris International (A)	85	15,252
Procter & Gamble (A)	128	19,427

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Sysco (A)	26	$2,180
Target (A)	25	2,637
The Campbell’s Company (A)	10	280
Tyson Foods, Cl A (A)	16	1,045
Walmart (A)	240	28,594
		161,492
Energy — 3.2%
APA (A)	19	502
Baker Hughes, Cl A (A)	54	3,026
Chevron (A)	104	18,398
ConocoPhillips (A)	68	7,088
Coterra Energy (A)	41	1,183
Devon Energy (A)	34	1,367
Diamondback Energy (A)	10	1,640
EOG Resources (A)	30	3,364
EQT (A)	34	1,963
Expand Energy (A)	13	1,461
Exxon Mobil (A)	231	32,663
Halliburton (A)	46	1,542
Kinder Morgan (A)	107	3,262
Marathon Petroleum (A)	16	2,819
Occidental Petroleum (A)	39	1,770
ONEOK (A)	34	2,693
Phillips 66 (A)	22	3,158
SLB (A)	83	4,016
Targa Resources (A)	12	2,412
Texas Pacific Land (A)	3	1,045
Valero Energy (A)	17	3,084
Williams (A)	67	4,506
		102,962
Financials — 12.8%
Aflac (A)	30	3,328
Allstate (A)	14	2,786
American Express (A)	29	10,213
American International Group (A)	34	2,546
Ameriprise Financial (A)	6	3,163
Aon PLC, Cl A (A)	13	4,545

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Apollo Global Management (A)	25	$3,363
Arch Capital Group *(A)	24	2,305
Ares Management, Cl A	13	1,946
Arthur J Gallagher (A)	14	3,491
Assurant (A)	3	714
Bank of America (A)	368	19,578
Bank of New York Mellon (A)	38	4,557
Berkshire Hathaway, Cl B *(A)	100	48,053
Blackrock (A)	8	8,951
Blackstone (A)	40	5,697
Block, Cl A *(A)	30	1,813
Brown & Brown (A)	16	1,154
Capital One Financial (A)	35	7,663
CBOE Global Markets (A)	6	1,590
Charles Schwab (A)	91	9,457
Chubb (A)	20	6,191
Cincinnati Financial (A)	8	1,287
Citigroup (A)	98	11,340
Citizens Financial Group (A)	23	1,449
CME Group, Cl A (A)	20	5,781
Coinbase Global, Cl A *(A)	12	2,337
Corpay *(A)	4	1,258
Erie Indemnity, Cl A (A)	1	283
Everest Group (A)	2	663
FactSet Research Systems (A)	2	509
Fidelity National Information Services (A)	28	1,547
Fifth Third Bancorp (A)	36	1,808
Fiserv *(A)	29	1,848
Franklin Resources (A)	16	426
Global Payments (A)	13	933
Globe Life (A)	4	561
Goldman Sachs Group (A)	16	14,967
Hartford Financial Services Group (A)	15	2,026
Huntington Bancshares (A)	85	1,486
Interactive Brokers Group, Cl A (A)	24	1,797
Intercontinental Exchange (A)	31	5,387
Invesco (A)	24	655
Jack Henry & Associates (A)	4	717
JPMorgan Chase (A)	149	45,578

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
KeyCorp (A)	50	$1,076
KKR (A)	37	4,228
Loews (A)	9	950
M&T Bank (A)	8	1,773
Marsh & McLennan (A)	27	5,081
Mastercard, Cl A (A)	45	24,246
MetLife (A)	30	2,366
Moody’s (A)	8	4,124
Morgan Stanley (A)	66	12,065
MSCI, Cl A (A)	4	2,437
Nasdaq (A)	25	2,422
Northern Trust (A)	11	1,644
PayPal Holdings (A)	51	2,687
PNC Financial Services Group (A)	21	4,689
Principal Financial Group (A)	11	1,042
Progressive (A)	32	6,656
Prudential Financial (A)	19	2,111
Raymond James Financial (A)	10	1,659
Regions Financial (A)	47	1,339
Robinhood Markets, Cl A *(A)	43	4,278
S&P Global (A)	17	8,972
State Street (A)	15	1,963
Synchrony Financial (A)	20	1,453
T Rowe Price Group (A)	12	1,268
Travelers (A)	12	3,414
Truist Financial (A)	70	3,599
US Bancorp (A)	85	4,769
Visa, Cl A (A)	92	29,608
W R Berkley (A)	16	1,097
Wells Fargo (A)	172	15,564
Willis Towers Watson PLC (A)	5	1,587
		417,914
Health Care — 9.4%
Abbott Laboratories (A)	95	10,383
AbbVie (A)	97	21,632
Agilent Technologies (A)	17	2,275
Align Technology *(A)	5	815
Amgen (A)	29	9,914

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Baxter International (A)	27	$542
Becton Dickinson (A)	16	3,256
Biogen *(A)	8	1,439
Bio-Techne (A)	8	513
Boston Scientific *(A)	81	7,576
Bristol-Myers Squibb (A)	111	6,111
Cardinal Health (A)	13	2,793
Cencora (A)	11	3,951
Centene *(A)	26	1,126
Charles River Laboratories International *(A)	2	421
Cigna Group (A)	15	4,112
Cooper *(A)	12	977
CVS Health (A)	69	5,142
Danaher (A)	34	7,442
DaVita *(A)	3	328
Dexcom *(A)	21	1,534
Edwards Lifesciences *(A)	32	2,604
Elevance Health (A)	12	4,149
Eli Lilly (A)	44	45,635
GE HealthCare Technologies (A)	25	1,974
Gilead Sciences (A)	68	9,653
HCA Healthcare (A)	9	4,394
Henry Schein *(A)	6	453
Hologic *(A)	13	974
Humana (A)	7	1,366
IDEXX Laboratories *(A)	4	2,682
Incyte *(A)	9	901
Insulet *(A)	4	1,023
Intuitive Surgical *(A)	19	9,580
IQVIA Holdings *(A)	10	2,301
Johnson & Johnson (A)	132	29,997
Labcorp Holdings (A)	5	1,358
McKesson (A)	7	5,818
Medtronic PLC (A)	70	7,207
Merck (A)	136	14,997
Mettler-Toledo International *(A)	1	1,373
Moderna *(A)	19	837
Molina Healthcare *(A)	3	539
Pfizer (A)	311	8,223

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Quest Diagnostics (A)	7	$1,309
Regeneron Pharmaceuticals (A)	6	4,449
ResMed (A)	8	2,066
Revvity (A)	6	653
Solventum *(A)	9	693
STERIS PLC (A)	6	1,576
Stryker (A)	19	7,022
Thermo Fisher Scientific (A)	21	12,151
UnitedHealth Group (A)	50	14,346
Universal Health Services, Cl B (A)	3	604
Vertex Pharmaceuticals *(A)	14	6,579
Viatris (A)	57	746
Waters *(A)	3	1,112
West Pharmaceutical Services (A)	4	924
Zimmer Biomet Holdings (A)	11	958
Zoetis, Cl A (A)	24	2,996
		308,504
Industrials — 8.5%
3M (A)	29	4,442
A O Smith (A)	9	661
Allegion PLC (A)	6	992
AMETEK (A)	13	2,912
Automatic Data Processing (A)	22	5,430
Axon Enterprise *(A)	4	1,934
Boeing *(A)	43	10,050
Broadridge Financial Solutions (A)	6	1,183
Builders FirstSource *(A)	6	686
Carrier Global (A)	43	2,562
Caterpillar (A)	26	17,091
CH Robinson Worldwide (A)	7	1,365
Cintas (A)	19	3,636
Comfort Systems USA (A)	2	2,284
Copart *(A)	48	1,948
CSX (A)	102	3,851
Cummins (A)	8	4,631
Dayforce *(A)	10	693
Deere (A)	14	7,392
Delta Air Lines (A)	35	2,306

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Dover (A)	8	$1,612
Eaton PLC (A)	21	7,380
EMCOR Group (A)	2	1,441
Emerson Electric (A)	31	4,556
Equifax (A)	7	1,410
Expeditors International of Washington (A)	8	1,284
Fastenal (A)	63	2,732
FedEx (A)	12	3,867
Fortive (A)	18	951
GE Aerospace (A)	58	17,794
GE Vernova (A)	15	10,896
Generac Holdings *(A)	4	672
General Dynamics (A)	14	4,915
Honeywell International (A)	35	7,963
Howmet Aerospace (A)	22	4,578
Hubbell, Cl B (A)	3	1,464
Huntington Ingalls Industries (A)	2	841
IDEX (A)	5	993
Illinois Tool Works (A)	14	3,658
Ingersoll Rand (A)	20	1,722
Jacobs Solutions (A)	7	947
JB Hunt Transport Services (A)	4	811
Johnson Controls International PLC (A)	33	3,936
L3Harris Technologies (A)	10	3,428
Leidos Holdings (A)	7	1,318
Lennox International (A)	2	990
Lockheed Martin (A)	11	6,976
Masco (A)	11	727
Nordson (A)	3	824
Norfolk Southern (A)	12	3,495
Northrop Grumman (A)	7	4,846
Old Dominion Freight Line (A)	10	1,732
Otis Worldwide (A)	21	1,794
PACCAR (A)	29	3,564
Parker-Hannifin (A)	7	6,551
Paychex (A)	18	1,856
Paycom Software (A)	3	404
Pentair PLC (A)	9	948
Quanta Services (A)	8	3,797

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Republic Services, Cl A (A)	11	$2,366
Rockwell Automation (A)	6	2,530
Rollins (A)	16	1,013
RTX (A)	73	14,668
Snap-On (A)	3	1,098
Southwest Airlines (A)	29	1,378
Stanley Black & Decker (A)	8	629
Textron (A)	9	792
Trane Technologies PLC (A)	12	5,047
TransDigm Group (A)	3	4,283
Uber Technologies *(A)	114	9,126
Union Pacific (A)	32	7,523
United Airlines Holdings *(A)	18	1,842
United Parcel Service, Cl B (A)	40	4,249
United Rentals (A)	3	2,346
Veralto (A)	13	1,287
Verisk Analytics, Cl A (A)	8	1,740
Wabtec (A)	9	2,071
Waste Management (A)	20	4,445
WW Grainger (A)	2	2,160
Xylem (A)	13	1,792
		278,107
Information Technology — 32.9%
Accenture PLC, Cl A (A)	34	8,964
Adobe *(A)	23	6,745
Advanced Micro Devices *(A)	89	21,069
Akamai Technologies *(A)	8	777
Amphenol, Cl A (A)	67	9,653
Analog Devices (A)	27	8,394
Apple (A)	810	210,179
Applied Materials (A)	44	14,182
AppLovin, Cl A *(A)	15	7,097
Arista Networks *(A)	56	7,937
Autodesk *(A)	13	3,287
Broadcom (A)	259	85,807
Cadence Design Systems *(A)	15	4,445
CDW (A)	7	885
Cisco Systems (A)	216	16,917

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cognizant Technology Solutions, Cl A (A)	26	$2,133
Corning (A)	43	4,440
CrowdStrike Holdings, Cl A *(A)	14	6,180
Datadog, Cl A *(A)	18	2,328
Dell Technologies, Cl C (A)	16	1,831
EPAM Systems *(A)	3	626
F5 *(A)	3	827
Fair Isaac *(A)	1	1,463
First Solar *(A)	6	1,353
Fortinet *(A)	34	2,763
Gartner *(A)	4	838
Gen Digital (A)	30	720
GoDaddy, Cl A *(A)	8	804
Hewlett Packard Enterprise (A)	72	1,549
HP (A)	51	991
Intel *(A)	245	11,385
International Business Machines (A)	51	15,642
Intuit (A)	15	7,484
Jabil (A)	6	1,423
Keysight Technologies *(A)	9	1,947
KLA (A)	7	9,996
Lam Research (A)	69	16,109
Microchip Technology (A)	29	2,202
Micron Technology (A)	61	25,308
Microsoft (A)	407	175,128
Monolithic Power Systems (A)	3	3,372
Motorola Solutions (A)	9	3,623
NetApp (A)	11	1,060
NVIDIA (A)	1,332	254,585
ON Semiconductor *(A)	22	1,318
Oracle (A)	92	15,141
Palantir Technologies, Cl A *(A)	125	18,324
Palo Alto Networks *(A)	37	6,548
PTC *(A)	7	1,093
QNITY Electronics	11	1,058
QUALCOMM (A)	59	8,944
Roper Technologies (A)	6	2,227
Salesforce (A)	52	11,039
SANDISK *	8	4,610

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Seagate Technology Holdings (A)	12	$4,892
ServiceNow *(A)	57	6,670
Skyworks Solutions (A)	8	446
Super Micro Computer *(A)	27	786
Synopsys *(A)	10	4,651
Teledyne Technologies *(A)	3	1,861
Teradyne (A)	9	2,169
Texas Instruments (A)	50	10,777
Trimble *(A)	13	879
Tyler Technologies *(A)	2	739
VeriSign (A)	5	1,221
Western Digital (A)	19	4,754
Workday, Cl A *(A)	12	2,108
Zebra Technologies, Cl A *(A)	3	705
		1,077,408
Materials — 2.0%
Air Products & Chemicals (A)	14	3,815
Albemarle (A)	7	1,194
Amcor PLC	20	885
Avery Dennison (A)	5	927
Ball (A)	12	682
CF Industries Holdings (A)	8	746
Corteva (A)	37	2,694
CRH PLC (A)	37	4,529
Dow (A)	38	1,047
DuPont de Nemours (A)	23	1,010
Ecolab (A)	14	3,948
Freeport-McMoRan (A)	78	4,698
International Flavors & Fragrances (A)	15	1,047
International Paper (A)	29	1,169
Linde PLC (A)	26	11,881
LyondellBasell Industries, Cl A (A)	15	735
Martin Marietta Materials (A)	3	1,956
Mosaic (A)	17	467
Newmont (A)	60	6,741
Nucor (A)	12	2,133
Packaging Corp of America (A)	5	1,113
PPG Industries (A)	12	1,388

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sherwin-Williams (A)	13	$4,610
Smurfit WestRock PLC (A)	28	1,166
Steel Dynamics (A)	8	1,437
Vulcan Materials (A)	7	2,104
		64,122
Real Estate — 1.9%
Alexandria Real Estate Equities ‡(A)	11	601
American Tower ‡(A)	26	4,661
AvalonBay Communities ‡(A)	8	1,421
BXP ‡(A)	8	517
Camden Property Trust ‡(A)	6	654
CBRE Group, Cl A *(A)	16	2,725
CoStar Group *(A)	23	1,414
Crown Castle ‡(A)	24	2,083
Digital Realty Trust ‡(A)	18	2,987
Equinix ‡(A)	5	4,105
Equity Residential ‡(A)	19	1,184
Essex Property Trust ‡(A)	4	1,007
Extra Space Storage ‡(A)	12	1,656
Federal Realty Investment Trust ‡(A)	4	405
Healthpeak Properties ‡(A)	37	638
Host Hotels & Resorts ‡(A)	34	630
Invitation Homes ‡(A)	30	802
Iron Mountain ‡(A)	16	1,474
Kimco Realty ‡(A)	36	759
Mid-America Apartment Communities ‡(A)	6	806
ProLogis ‡(A)	51	6,659
Public Storage ‡(A)	9	2,486
Realty Income ‡(A)	50	3,058
Regency Centers ‡(A)	9	656
SBA Communications, Cl A ‡(A)	6	1,105
Simon Property Group ‡(A)	18	3,444
UDR ‡(A)	16	594
Ventas ‡(A)	27	2,097
VICI Properties, Cl A ‡(A)	58	1,629
Welltower ‡(A)	38	7,158
Weyerhaeuser ‡(A)	39	1,005
		60,420

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.2%
AES (A)	47	$689
Alliant Energy (A)	14	923
Ameren (A)	18	1,859
American Electric Power (A)	32	3,833
American Water Works (A)	11	1,420
Atmos Energy (A)	9	1,497
CenterPoint Energy (A)	35	1,389
CMS Energy (A)	16	1,144
Consolidated Edison (A)	20	2,133
Constellation Energy (A)	17	4,772
Dominion Energy (A)	47	2,828
DTE Energy (A)	11	1,478
Duke Energy (A)	42	5,097
Edison International (A)	21	1,308
Entergy (A)	24	2,301
Evergy (A)	13	997
Eversource Energy (A)	20	1,383
Exelon (A)	55	2,463
FirstEnergy (A)	28	1,325
NextEra Energy (A)	114	10,021
NiSource (A)	26	1,151
NRG Energy (A)	11	1,679
PG&E (A)	119	1,835
Pinnacle West Capital (A)	6	561
PPL (A)	40	1,450
Public Service Enterprise Group (A)	27	2,224
Sempra (A)	36	3,132
Southern (A)	60	5,359
Vistra (A)	17	2,692
WEC Energy Group (A)	18	1,992
Xcel Energy (A)	32	2,434
		73,369
TOTAL UNITED STATES		3,240,859
TOTAL COMMON STOCK (Cost $2,701,012)		3,247,589

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

Value
PURCHASED OPTIONS — 0.6% (Cost $39,071)	$21,164
TOTAL INVESTMENTS — 99.9% (Cost $2,740,083)	$3,268,753

WRITTEN OPTIONS— (0.0)% (Premiums Received $(4,233))	$(1,510)

Percentages are based on Net Assets of $3,271,689.

A list of exchange-traded option contracts held by the Fund at January 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.6%
Put Options
Mini-SPX Index	6	$416,340	$694	3/20/2026	$2,664
S&P 500 Index	4	2,775,612	6,939	3/20/2026	18,500

Total Purchased Options		$3,191,952			$21,164
WRITTEN OPTIONS — 0.0%
Call Options
Mini-SPX Index	(6)	$(416,340)	$694	3/20/2026	$(240)
S&P 500 Index	(4)	(2,775,612)	6,939	3/20/2026	(1,270)

Total Written Options		$(3,191,952)			$(1,510)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $3,238,515.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,247,589	$—	$—	$3,247,589
Purchased Options	21,164	—	—	21,164
Total Investments in Securities	$3,268,753	$—	$—	$3,268,753

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,510)	$—	$—	$(1,510)
Total Other Financial Instruments	$(1,510)	$—	$—	$(1,510)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Rare Earth & Critical Materials ETF (formerly Global X Disruptive Materials ETF)

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 10.8%
Materials — 10.8%
IGO *	81,718	$476,299
Lynas Rare Earths *	120,387	1,256,623
PLS Group *	429,387	1,290,462
Rio Tinto PLC	18,354	1,697,052

TOTAL AUSTRALIA		4,720,436
CANADA — 3.2%
Materials — 3.2%
HudBay Minerals	52,383	1,247,537
Lithium Americas *	27,779	135,802

TOTAL CANADA		1,383,339
CHILE — 4.3%
Materials — 4.3%
Antofagasta PLC	37,255	1,864,974

CHINA — 27.0%
Industrials — 9.9%
Eve Energy, Cl A	110,200	1,011,272
Fangda Carbon New Material, Cl A	334,100	276,362
GEM, Cl A	625,300	805,991
Guizhou Zhenhua E-chem, Cl A *	38,998	79,160
Minmetals New Energy Materia, Cl A *	129,128	185,204
XTC New Energy Materials Xiamen, Cl A	27,411	340,306
Zhejiang Huayou Cobalt, Cl A	159,030	1,647,197
		4,345,492
Materials — 17.1%
China Northern Rare Earth Group High-Tech, Cl A	162,500	1,206,016
China Rare Earth Resources And Technology, Cl A *	89,600	698,878
Jiangxi Black Cat Carbon Black, Cl A *	55,400	80,494
MMG *	548,520	722,726
Nanjing Hanrui Cobalt, Cl A	27,800	194,764
Shenghe Resources Holding, Cl A	231,000	898,239
Sinomine Resource Group, Cl A	79,000	971,689

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Rare Earth & Critical Materials ETF (formerly Global X Disruptive Materials ETF)

	Shares	Value
COMMON STOCK — continued
Materials — continued
Weihai Guangwei Composites, Cl A	112,460	$645,998
Western Mining, Cl A	209,200	1,071,385
Xiangtan Electrochemical Scientific, Cl A	54,500	109,842
Youngy, Cl A	25,200	198,046
Yunnan Chihong Zinc&Germanium, Cl A	387,800	547,839
Zhongfu Shenying Carbon Fiber, Cl A *	22,732	107,393
		7,453,309
TOTAL CHINA		11,798,801
FRANCE — 0.5%
Industrials — 0.2%
Mersen	3,072	94,472

Materials — 0.3%
Eramet	1,432	125,725

TOTAL FRANCE		220,197
INDONESIA — 0.4%
Materials — 0.4%
Nickel Industries	269,052	172,463

JAPAN — 5.3%
Industrials — 0.2%
Nippon Carbon	2,883	85,970

Materials — 5.1%
Pacific Metals	6,193	117,951
Sumitomo Metal Mining	31,645	1,920,117
Tokai Carbon	26,155	180,911
		2,218,979
TOTAL JAPAN		2,304,949
MEXICO — 8.6%
Materials — 8.6%
Grupo Mexico, Cl B	157,700	1,764,091
Southern Copper	10,473	1,993,221

TOTAL MEXICO		3,757,312

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Rare Earth & Critical Materials ETF (formerly Global X Disruptive Materials ETF)

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 20.5%
Materials — 20.5%
African Rainbow Minerals	13,376	$200,104
Anglo American PLC	33,607	1,571,675
Impala Platinum Holdings	107,593	2,119,993
Northam Platinum Holdings	52,033	1,287,401
Sibanye Stillwater *	391,535	1,801,244
Valterra Platinum Limited	20,658	1,957,921

TOTAL SOUTH AFRICA		8,938,338
SWEDEN — 5.2%
Materials — 5.2%
Boliden *	31,894	2,257,593

UNITED STATES — 14.2%
Industrials — 2.3%
GrafTech International *	7,209	108,928
Hexcel	11,014	912,070
		1,020,998
Materials — 11.9%
Albemarle	14,427	2,461,679
American Battery Technology *	35,696	144,212
Freeport-McMoRan	25,624	1,543,333
MP Materials *	17,296	1,016,486
		5,165,710
TOTAL UNITED STATES		6,186,708
TOTAL COMMON STOCK (Cost $36,518,725)		43,605,110
TOTAL INVESTMENTS — 100.0% (Cost $36,518,725)		$43,605,110

Percentages are based on Net Assets of $43,588,795.

*	Non-income producing security.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Rare Earth & Critical Materials ETF (formerly Global X Disruptive Materials ETF)

As of January 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 0.0%
Health Care — 0.0%
Benitec Biopharma *	6,717	$81,813

AUSTRIA — 0.0%
Materials — 0.0%
Critical Metals *	20,481	269,735

BAHAMAS — 0.1%
Consumer Discretionary — 0.1%
OneSpaWorld Holdings	45,221	888,593

BELGIUM — 0.0%
Materials — 0.0%
Titan America SA	11,000	190,960

BERMUDA — 0.2%
Energy — 0.0%
Teekay	24,045	245,980

Financials — 0.2%
Aspen Insurance Holdings, Cl A *	6,992	261,011
Bank of NT Butterfield & Son	18,942	981,196
Hamilton Insurance Group, Cl B *	20,309	563,575
Kestrel Group *	1,260	14,956
		1,820,738
Industrials — 0.0%
Himalaya Shipping	12,670	137,596

TOTAL BERMUDA		2,204,314
BRAZIL — 0.2%
Financials — 0.2%
Pagseguro Digital, Cl A	81,361	915,311
StoneCo, Cl A *	114,057	1,840,880
		2,756,191

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.0%
VTEX, Cl A *	25,416	$79,806

TOTAL BRAZIL		2,835,997
CAMEROON — 0.1%
Energy — 0.1%
Golar LNG	44,364	1,800,735

CANADA — 1.2%
Consumer Staples — 0.0%
SunOpta *	43,282	198,232

Energy — 0.1%
Encore Energy *	83,294	264,875
Kolibri Global Energy *	13,926	56,122
Teekay Tankers, Cl A	10,863	700,880
		1,021,877
Financials — 0.0%
Kingsway Financial Services *	9,540	128,027

Health Care — 0.2%
Aurinia Pharmaceuticals *	54,180	787,235
Bright Minds Biosciences *	2,249	174,860
Fennec Pharmaceuticals *	10,577	80,280
Tuhura Biosciences *	15,033	8,044
Xenon Pharmaceuticals *	34,489	1,414,394
		2,464,813
Industrials — 0.0%
Brookfield Business, Cl A	10,523	375,250

Information Technology — 0.4%
D-Wave Quantum *	152,028	3,226,034
Hut 8 *	43,476	2,427,265
		5,653,299
Materials — 0.3%
Novagold Resources *	137,575	1,201,030

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
SSR Mining *	92,474	$2,111,181
US Goldmining *	1,011	13,583
Vox Royalty	26,890	141,710
		3,467,504
Real Estate — 0.0%
Real Brokerage *	59,891	212,014

Utilities — 0.2%
Brookfield Infrastructure, Cl A	54,713	2,618,017

TOTAL CANADA		16,139,033
CAYMAN ISLANDS — 0.1%
Financials — 0.1%
Patria Investments, Cl A	29,931	437,292
Webull *	123,960	871,439

TOTAL CAYMAN ISLANDS		1,308,731
CHINA — 0.0%
Information Technology — 0.0%
indie Semiconductor, Cl A *	88,667	363,535
Mercurity Fintech Holding *	18,344	105,294

TOTAL CHINA		468,829
COSTA RICA — 0.0%
Real Estate — 0.0%
Logistic Properties of The Americas *	1,453	4,301

GERMANY — 0.0%
Materials — 0.0%
Orion	25,133	155,322

GHANA — 0.0%
Energy — 0.0%
Kosmos Energy *	214,508	338,923

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
GIBRALTAR — 0.0%
Consumer Staples — 0.0%
Forafric Global PLC *	2,478	$24,830

GUERNSEY — 0.1%
Consumer Discretionary — 0.1%
Super Group SGHC	72,045	682,266

IRELAND — 0.1%
Energy — 0.0%
Ardmore Shipping	15,571	201,177

Health Care — 0.0%
Prothena PLC *	19,869	175,046

Industrials — 0.1%
Cimpress PLC *	7,893	624,258

TOTAL IRELAND		1,000,481
ISLE OF MAN — 0.0%
Materials — 0.0%
Lifezone Metals *	12,950	68,505

ISRAEL — 0.0%
Communication Services — 0.0%
Nexxen International *	15,589	96,340

Health Care — 0.0%
MediWound *	4,435	80,406
Nano-X Imaging *	29,089	79,413
		159,819
TOTAL ISRAEL		256,159
ITALY — 0.0%
Consumer Discretionary — 0.0%
Ermenegildo Zegna	27,879	242,268

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
MALTA — 0.0%
Communication Services — 0.0%
Gambling.com Group *	8,491	$40,502

MEXICO — 0.0%
Energy — 0.0%
Borr Drilling	120,295	562,981

MONACO — 0.1%
Energy — 0.1%
Scorpio Tankers	20,501	1,304,274

Industrials — 0.0%
Costamare	19,994	335,499
Costamare Bulkers Holding *	4,078	67,409
Safe Bulkers	23,247	132,741
		535,649
TOTAL MONACO		1,839,923
NORWAY — 0.2%
Energy — 0.2%
FLEX LNG	14,187	378,793
Seadrill *	28,523	1,097,565
SFL, Cl B	54,894	486,361
		1,962,719
Industrials — 0.0%
T1 Energy *	60,342	502,649

TOTAL NORWAY		2,465,368
PANAMA — 0.0%
Financials — 0.0%
Banco Latinoamericano de Comercio Exterior	12,783	619,592

PUERTO RICO — 0.3%
Communication Services — 0.1%
Liberty Latin America, Cl A *	13,172	101,688

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Liberty Latin America, Cl C *	57,377	$446,393
		548,081
Financials — 0.2%
EVERTEC	29,144	874,611
First BanCorp	72,231	1,597,750
OFG Bancorp	20,040	807,612
		3,279,973
TOTAL PUERTO RICO		3,828,054
SINGAPORE — 0.1%
Communication Services — 0.0%
Grindr *	14,777	167,276

Information Technology — 0.1%
Kulicke & Soffa Industries	23,137	1,326,444

TOTAL SINGAPORE		1,493,720
SOUTH AFRICA — 0.0%
Materials — 0.0%
Caledonia Mining PLC	7,509	206,047

SOUTH KOREA — 0.0%
Communication Services — 0.0%
Webtoon Entertainment *	8,113	98,086

SWEDEN — 0.1%
Financials — 0.1%
SiriusPoint *	46,372	946,452

SWITZERLAND — 0.3%
Consumer Discretionary — 0.1%
Garrett Motion	72,149	1,301,568

Health Care — 0.2%
ADC Therapeutics *	38,954	140,624

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
CRISPR Therapeutics *	39,565	$1,976,667
		2,117,291
Industrials — 0.0%
Aebi Schmidt	16,869	246,962

TOTAL SWITZERLAND		3,665,821
THAILAND — 0.6%
Energy — 0.0%
BKV *	10,122	301,130

Information Technology — 0.6%
Fabrinet *	16,407	8,030,242

TOTAL THAILAND		8,331,372
UNITED KINGDOM — 0.2%
Consumer Discretionary — 0.1%
Genius Sports *	99,316	864,049

Financials — 0.1%
Fidelis Insurance Holdings	25,250	480,760
Marex Group PLC	24,948	984,947
		1,465,707
Industrials — 0.0%
Luxfer Holdings PLC	12,082	182,922

TOTAL UNITED KINGDOM		2,512,678
UNITED STATES — 95.7%
Communication Services — 2.6%
Advantage Solutions *	44,565	48,130
Altice USA, Cl A *	118,188	180,828
AMC Entertainment Holdings, Cl A *	233,711	324,858
AMC Networks, Cl A *	13,961	107,639
Angi, Cl A *	16,321	211,847
Anterix *	5,066	133,059
Arena Group Holdings *	6,057	23,562
Atlanta Braves Holdings, Cl A *	3,082	135,670

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Atlanta Braves Holdings, Cl C *	20,915	$835,136
ATN International	4,522	109,387
Bandwidth, Cl A *	12,522	174,932
Boston Omaha, Cl A *	9,870	120,513
Bumble, Cl A *	32,937	110,339
Cable One	2,302	186,439
Cargurus, Cl A *	37,261	1,207,256
Cars.com *	24,330	276,389
Cinemark Holdings	47,203	1,117,767
Cogent Communications Holdings	22,074	536,398
CuriosityStream	18,427	68,548
EchoStar, Cl A *	61,584	6,972,541
Emerald Holding	6,357	32,039
Entravision Communications, Cl A	28,096	84,569
Eventbrite, Cl A *	34,212	151,217
EverQuote, Cl A *	13,162	298,777
EW Scripps, Cl A *	28,732	96,252
fuboTV, Cl A *	150,881	336,465
Gaia, Cl A *	7,501	25,428
Getty Images Holdings *	51,042	66,865
Globalstar *	22,771	1,403,149
Gogo *	35,314	162,091
Golden Matrix Group *	10,004	7,290
Gray Television	39,785	179,430
Ibotta, Cl A *	6,275	129,642
IDT, Cl B	7,403	360,008
iHeartMedia, Cl A *	54,983	178,145
IMAX *	19,879	693,976
John Wiley & Sons, Cl A	18,499	577,724
Lionsgate Studios Corp. *	92,675	874,852
Lumen Technologies *	433,184	3,820,683
Madison Square Garden Entertainment, Cl A *	17,957	1,111,000
Magnite *	63,564	919,771
Marcus	10,269	154,959
MediaAlpha, Cl A *	15,351	157,041
National CineMedia	29,733	107,336
Newsmax Inc, Cl B *	21,458	148,060
Nextdoor Holdings *	98,789	193,626
Playstudios *	41,442	26,295

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Playtika Holding	25,401	$91,952
PubMatic, Cl A *	16,971	123,209
QuinStreet *	25,074	333,233
Reservoir Media *	9,179	69,301
Rumble *	48,224	274,395
Scholastic	9,163	320,430
Shenandoah Telecommunications	22,947	272,381
Shutterstock	11,032	218,985
Sinclair	17,452	253,229
Sphere Entertainment *	12,600	1,203,426
Spok Holdings	9,186	126,491
Stagwell, Cl A *	50,579	303,980
Starz Entertainment Corp *	5,183	51,778
Teads Holding *	16,745	11,271
Techtarget *	12,994	68,089
TEGNA	73,040	1,399,446
Telephone and Data Systems	45,197	2,039,741
Thryv Holdings *	16,900	81,289
Travelzoo *	2,975	17,404
TripAdvisor *	51,760	687,890
Uniti Group *	75,579	628,817
USA Today Co *	63,775	377,548
Vivid Seats, Cl A *	1,526	11,125
Yelp, Cl A *	27,397	750,130
Ziff Davis *	18,460	705,541
ZipRecruiter, Cl A *	28,309	69,640
		35,668,649
Consumer Discretionary — 8.4%
1-800-Flowers.com, Cl A *	10,142	43,813
Abercrombie & Fitch, Cl A *	21,148	2,064,679
Academy Sports & Outdoors	30,125	1,657,176
Accel Entertainment, Cl A *	23,128	261,578
Acushnet Holdings	12,503	1,212,041
Adient PLC *	36,868	766,854
Adtalem Global Education *	16,297	1,687,554
Advance Auto Parts	27,255	1,308,513
A-Mark Precious Metals	8,622	447,051
American Axle & Manufacturing Holdings *	103,748	826,872

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
American Eagle Outfitters	72,431	$1,688,367
American Outdoor Brands *	5,733	51,941
American Public Education *	7,844	327,722
America’s Car-Mart *	3,251	83,616
Arhaus, Cl A *	23,152	235,687
Arko	34,176	181,475
Asbury Automotive Group *	8,836	2,072,130
Bally’s Corporation *	4,378	66,896
BARK *	43,114	38,371
Barnes & Noble Education *	7,518	67,286
Bassett Furniture Industries	3,655	57,749
Beazer Homes USA *	12,503	269,690
Bed Bath & Beyond *	30,992	183,163
Biglari Holdings, Cl B *	325	121,885
BJ’s Restaurants *	9,092	380,227
Black Rock Coffee Bar, Cl A *	7,456	111,169
Bloomin’ Brands	37,975	227,850
Boot Barn Holdings *	13,972	2,493,723
Brightstar Lottary PLC	47,457	687,177
Brinker International *	20,108	3,171,434
Buckle	14,345	678,518
Build-A-Bear Workshop, Cl A	5,636	336,356
Caleres	14,935	182,506
Camping World Holdings, Cl A	27,255	359,493
Capri Holdings *	52,836	1,192,509
Carriage Services, Cl A	6,392	274,281
Carter’s	16,083	556,633
Cavco Industries *	3,535	1,739,291
Century Communities	11,838	745,557
Champion Homes *	25,684	2,013,112
Cheesecake Factory	20,961	1,214,900
Citi Trends *	2,116	91,305
Clarus	13,328	51,046
Cooper-Standard Holdings *	7,612	238,788
Coursera *	64,575	391,324
Cracker Barrel Old Country Store	10,092	303,971
Cricut, Cl A	21,764	97,285
Dana	53,465	1,545,138
Dave & Buster’s Entertainment *	12,301	230,890

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Designer Brands, Cl A	15,230	$96,558
Dine Brands Global	6,795	233,680
Dorman Products *	12,534	1,556,723
Dream Finders Homes, Cl A *	13,317	244,900
Driven Brands Holdings *	26,997	419,803
El Pollo Loco Holdings *	12,702	128,671
Envela *	3,118	42,530
Escalade	4,684	68,105
Ethan Allen Interiors	10,473	240,146
European Wax Center, Cl A *	13,174	51,774
EVgo, Cl A *	57,913	174,318
Faraday Future Intelligent Electric *	64,526	67,107
Figs, Cl A *	40,055	432,995
First Watch Restaurant Group *	24,911	398,327
Flexsteel Industries	1,622	64,929
Fox Factory Holding *	19,011	349,802
Frontdoor *	33,312	1,969,072
Funko, Cl A *	18,362	74,550
Genesco *	4,519	130,735
Gentherm *	13,791	440,760
GigaCloud Technology, Cl A *	11,094	442,983
G-III Apparel Group	16,452	482,866
Global Business Travel Group I *	59,027	404,335
Golden Entertainment	8,782	236,411
Goodyear Tire & Rubber *	125,309	1,179,158
Graham Holdings, Cl B	1,460	1,703,280
Green Brick Partners *	14,176	983,673
Group 1 Automotive	5,589	1,979,959
Groupon, Cl A *	11,541	163,305
Hamilton Beach Brands Holding, Cl A	3,315	63,283
Haverty Furniture	6,149	155,693
Helen of Troy *	10,319	170,883
Hilton Grand Vacations *	27,617	1,245,803
Holley *	34,584	133,148
Hovnanian Enterprises, Cl A *	2,187	246,366
Inspired Entertainment *	11,328	101,159
Installed Building Products	10,534	3,035,267
J Jill	3,357	52,403
Jack in the Box	7,937	166,439

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
JAKKS Pacific	4,166	$76,113
Johnson Outdoors, Cl A	2,630	119,376
KB Home	28,686	1,650,592
KinderCare Learning *	14,231	66,459
Kohl’s	49,363	862,372
Kontoor Brands	25,019	1,494,385
Krispy Kreme	34,830	109,714
Kura Sushi USA, Cl A *	2,849	190,342
Lakeland Industries	3,818	35,966
Lands’ End *	4,171	74,077
Latham Group *	20,312	127,762
Laureate Education, Cl A *	57,742	1,980,551
La-Z-Boy, Cl Z	18,749	682,651
LCI Industries	10,749	1,576,771
Legacy Housing *	3,942	81,796
Leggett & Platt	60,361	704,413
LGI Homes *	9,245	463,267
Life Time Group Holdings *	68,628	2,001,879
Lincoln Educational Services *	13,383	356,791
Lindblad Expeditions Holdings *	16,969	282,873
Livewire Group *	16,630	38,914
Lovesac *	6,060	80,719
M/I Homes *	11,847	1,583,944
Malibu Boats, Cl A *	8,369	271,992
Marine Products	4,089	39,500
MarineMax *	8,609	232,701
Marriott Vacations Worldwide	12,632	686,044
MasterCraft Boat Holdings *	7,196	154,930
Matthews International, Cl A	13,487	354,573
McGraw Hill Inc *	13,079	192,915
Meritage Homes	31,634	2,198,879
Mister Car Wash *	44,848	248,906
Monarch Casino & Resort	5,795	530,416
Monro	13,505	252,814
Motorcar Parts of America *	6,051	75,214
Movado Group	6,889	157,069
Nathan’s Famous	1,305	131,962
National Vision Holdings *	35,382	932,316
Navan, Cl A *	16,957	194,666

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Nerdy *	26,806	$26,270
OneWater Marine, Cl A *	5,256	69,800
Outdoor Holding *	39,189	63,878
Oxford Industries	6,360	234,366
Papa John’s International	14,783	519,918
Patrick Industries	14,756	1,861,765
Peloton Interactive, Cl A *	179,866	1,005,451
Perdoceo Education	29,753	952,989
Petco Health & Wellness, Cl A *	36,435	98,010
Phinia	17,288	1,230,387
Phoenix Education Partners	2,201	67,152
Polaris	24,211	1,545,630
Portillo’s, Cl A *	30,193	170,590
Pursuit Attractions and Hospitality *	9,606	333,616
RCI Hospitality Holdings	3,644	87,602
RealReal *	45,464	666,957
Red Rock Resorts, Cl A	22,182	1,400,350
Revolve Group, Cl A *	18,305	506,133
Rocky Brands	3,269	105,229
Rush Street Interactive *	41,383	731,238
Sabre *	167,554	217,820
Sally Beauty Holdings *	44,867	682,876
Savers Value Village *	17,335	179,591
Serve Robotics *	28,245	294,595
Shake Shack, Cl A *	17,656	1,563,792
Shoe Carnival	8,206	156,406
Signet Jewelers	18,158	1,675,439
Six Flags Entertainment *	43,394	781,526
Sleep Number *	8,512	99,080
Smith & Wesson Brands	19,826	216,500
Solid Power *	69,756	312,507
Sonic Automotive, Cl A	6,767	405,749
Sonos *	54,217	778,014
Standard Motor Products	9,563	381,851
Steven Madden	32,594	1,430,225
Stitch Fix, Cl A *	50,274	241,315
Strategic Education	10,602	901,382
Strattec Security *	1,870	147,954
Stride *	19,401	1,641,325

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Sturm Ruger	6,363	$233,458
Superior Group	5,074	50,537
Sweetgreen, Cl A *	46,789	287,284
Target Hospitality *	14,496	99,877
Taylor Morrison Home, Cl A *	43,605	2,657,725
ThredUp, Cl A *	44,290	224,993
Topgolf Callaway Brands *	59,696	856,638
Torrid Holdings *	15,751	18,114
Traeger *	14,539	15,993
Tri Pointe Homes *	38,496	1,283,842
Udemy *	43,216	207,869
United Parks & Resorts *	12,285	462,530
Universal Technical Institute *	21,187	589,634
Upbound Group, Cl A	23,718	448,270
Urban Outfitters *	27,795	1,969,276
Victoria’s Secret *	31,458	1,714,776
Visteon	12,442	1,130,480
Warby Parker, Cl A *	44,604	1,137,848
Weyco Group	2,762	87,334
Winmark	1,346	606,629
Winnebago Industries	12,341	566,575
Wolverine World Wide	36,428	645,504
XPEL *	11,515	593,138
Xponential Fitness, Cl A *	12,434	98,726
Zspace *	2,138	892
Zumiez *	6,015	148,029
		116,386,364
Consumer Staples — 1.9%
Alico	2,534	104,680
Andersons	14,863	921,357
B&G Foods	35,266	154,112
Beauty Health *	51,699	77,549
Beyond Meat *	173,326	132,282
BRC, Cl A *	41,789	34,564
Calavo Growers	7,567	192,505
Cal-Maine Foods	20,097	1,678,702
Central Garden & Pet *	3,759	127,167
Central Garden & Pet, Cl A *	22,833	700,288

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Chefs’ Warehouse *	16,510	$1,038,479
Dole PLC	37,330	594,667
Edgewell Personal Care	20,355	396,108
Energizer Holdings	28,321	618,247
FitLife Brands *	1,822	28,970
Fresh Del Monte Produce	15,034	596,248
Grocery Outlet Holding *	42,796	407,846
Hain Celestial Group *	42,057	50,889
Herbalife *	46,289	798,022
HF Foods Group *	18,714	35,744
Honest *	42,225	104,296
Ingles Markets, Cl A	6,609	494,750
Inter Parfums	8,304	810,221
Ispire Technology *	8,733	32,137
J & J Snack Foods	7,039	668,705
John B Sanfilippo & Son	3,522	284,930
Lifevantage	4,962	26,299
Lifeway Foods *	2,292	50,493
Limoneira	7,473	107,611
Mama’s Creations *	16,625	251,038
Medifast *	4,830	55,255
MGP Ingredients	6,338	157,880
Mission Produce *	19,313	259,953
National Beverage *	10,847	369,666
Natural Grocers by Vitamin Cottage	5,798	158,401
Nature’s Sunshine Products *	7,448	187,839
Niagen Bioscience *	23,874	143,005
Nu Skin Enterprises, Cl A	22,136	234,863
Oil-Dri Corp of America	4,515	273,383
Olaplex Holdings *	63,486	100,308
PriceSmart	11,656	1,657,600
Seneca Foods, Cl A *	2,116	252,502
Simply Good Foods *	41,923	786,895
Spectrum Brands Holdings	10,679	680,359
The Marzetti Company	9,125	1,565,576
Tootsie Roll Industries	8,194	310,389
TreeHouse Foods *	22,709	559,550
Turning Point Brands	7,882	954,904
United Natural Foods *	27,219	1,013,363

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Universal	10,947	$619,491
USANA Health Sciences *	4,833	104,876
Utz Brands	33,267	350,634
Village Super Market, Cl A	4,143	147,739
Vita Coco *	21,638	1,154,387
Vital Farms *	15,610	444,105
Waldencast PLC, Cl A *	19,686	35,632
WD-40	6,180	1,429,001
Weis Markets	6,226	442,980
Westrock Coffee *	16,294	78,700
Zevia PBC, Cl A *	25,081	46,400
		26,094,542
Energy — 4.8%
Archrock	78,464	2,321,750
Atlas Energy Solutions, Cl A	35,086	409,454
Bristow Group *	12,915	567,743
Cactus, Cl A	31,127	1,750,271
California Resources	33,273	1,780,105
Calumet *	31,179	698,721
Centrus Energy, Cl A *	7,654	2,129,955
Clean Energy Fuels *	78,585	172,887
CNX Resources *	59,245	2,298,706
Comstock Resources *	33,638	819,085
Core Laboratories	21,199	414,228
Core Natural Resources	23,138	2,206,902
Crescent Energy, Cl A	107,018	1,045,566
CVR Energy *	14,022	318,860
Delek US Holdings	27,106	799,898
DHT Holdings	61,187	876,810
Diversified Energy	28,066	375,804
DMC Global *	8,805	75,723
Dorian LPG	16,849	497,551
Empire Petroleum *	6,891	20,811
Energy Fuels *	103,726	2,327,611
Energy Services of America	5,336	48,077
Epsilon Energy	9,094	45,379
Evolution Petroleum	14,435	56,874
Excelerate Energy, Cl A	10,757	401,774

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Expro Group Holdings *	40,267	$644,675
Flowco Holdings Inc, Cl A	9,020	188,518
Forum Energy Technologies *	4,668	211,180
FutureFuel	11,821	38,891
Gevo *	104,615	205,045
Granite Ridge Resources	24,445	122,714
Green Plains *	30,407	348,464
Gulfport Energy *	7,233	1,476,762
Helix Energy Solutions Group *	62,936	499,712
Helmerich & Payne	43,895	1,487,163
HighPeak Energy	10,102	45,964
Infinity Natural Resources Inc, Cl A *	6,954	110,430
Innovex International *	17,521	435,397
International Seaways	18,230	1,087,420
Kinetik Holdings, Cl A	20,118	823,027
Kodiak Gas Services	38,375	1,612,134
Liberty Energy, Cl A	71,731	1,768,169
Lightbridge *	12,102	186,189
Magnolia Oil & Gas, Cl A	82,194	2,096,769
Mammoth Energy Services *	12,002	28,085
Murphy Oil	61,386	1,847,105
Nabors Industries *	6,430	429,781
NACCO Industries, Cl A	1,841	90,632
National Energy Services Reunited *	27,607	543,306
Natural Gas Services Group	4,634	160,522
Navigator Holdings	14,261	264,256
New Fortress Energy, Cl A *	78,257	104,082
NextDecade *	61,426	324,944
Nextnrg *	16,187	15,052
Noble PLC	57,351	2,042,843
Nordic American Tankers	92,765	385,902
Northern Oil & Gas	43,534	1,088,350
Oceaneering International *	44,880	1,350,888
Oil States International *	25,477	215,790
OPAL Fuels, Cl A *	9,785	22,603
Par Pacific Holdings *	22,664	855,339
Patterson-UTI Energy	157,581	1,186,585
PBF Energy, Cl A	38,062	1,273,555
Peabody Energy	55,564	1,959,187

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Prairie Operating *	12,952	$23,702
PrimeEnergy Resources *	198	36,252
ProFrac Holding, Cl A *	12,941	67,423
ProPetro Holding *	36,175	415,651
Ranger Energy Services, Cl A	9,050	139,551
REX American Resources *	12,976	438,719
Riley Exploration Permian	6,694	187,767
RPC	40,393	268,613
Sable Offshore *	34,424	333,224
SandRidge Energy	16,453	260,780
SEACOR Marine Holdings *	9,689	64,723
Select Water Solutions, Cl A	42,763	517,005
SM Energy	51,713	1,006,852
Solaris Oilfield Infrastructure, Cl A	19,213	1,060,365
Summit Midstream *	4,271	122,620
Talos Energy *	59,016	703,471
TETRA Technologies *	57,475	655,215
Tidewater *	22,293	1,393,090
Transocean *	421,886	2,096,773
Uranium Energy *	216,749	3,736,753
VAALCO Energy	46,791	240,506
Valaris *	28,341	1,636,126
Verde Clean Fuels *	2,042	3,921
Vitesse Energy	13,314	279,061
W&T Offshore	44,884	97,398
World Kinect	24,514	659,672
XCF Global Inc, Cl A *	16,370	3,608
		66,486,816
Financials — 16.5%
1st Source	8,385	564,562
Abacus Life	18,293	136,283
Acacia Research *	15,502	61,698
Acadian Asset Management	12,129	672,189
ACNB	4,698	237,343
ACRES Commercial Realty REIT ‡*	2,870	54,960
Adamas Trust ‡	38,501	308,008
AG Mortgage Investment Trust ‡	13,084	112,522
Alerus Financial	10,609	261,194

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
AlTi Global *	19,605	$91,947
Amalgamated Financial	10,353	402,111
Ambac Financial Group *	18,634	105,655
Amerant Bancorp, Cl A	16,543	358,983
American Coastal Insurance, Cl C	11,068	122,301
American Integrity Insurance *	3,586	67,022
Ameris Bancorp	30,049	2,422,550
AMERISAFE	8,618	324,123
Ames National	4,017	104,844
Angel Oak Mortgage REIT ‡	6,083	54,565
Apollo Commercial Real Estate Finance ‡	63,154	682,695
Arbor Realty Trust ‡	87,860	676,522
Ares Commercial Real Estate ‡	23,858	124,300
ARMOUR Residential REIT ‡	51,259	891,907
Arrow Financial	7,411	250,566
Artisan Partners Asset Management, Cl A	28,425	1,265,481
Associated Banc-Corp	75,563	2,059,847
Ategrity Specialty Holdings *	2,931	52,201
Atlantic Union Bankshares	64,753	2,515,007
Atlanticus Holdings *	2,390	123,396
Avidbank Holdings *	1,311	38,150
Axos Financial *	24,705	2,445,548
Bakkt Holdings, Cl A *	6,461	86,513
Baldwin Insurance Group, Cl A *	32,250	706,920
Banc of California	58,292	1,164,674
BancFirst	9,480	1,042,326
Bancorp *	19,221	1,142,496
Bank First	4,101	572,254
Bank of Hawaii	17,884	1,337,366
Bank of Marin Bancorp	6,653	178,633
Bank7	1,975	87,769
BankUnited	34,276	1,627,082
Bankwell Financial Group	3,232	155,750
Banner	15,450	955,428
Bar Harbor Bankshares	7,476	253,511
BayCom	4,669	136,241
BCB Bancorp	7,036	55,514
Beacon Financial	37,841	1,072,792
Better Home & Finance Holding *	2,512	76,139

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
BGC Group, Cl A	164,630	$1,499,779
Blackstone Mortgage Trust, Cl A ‡	72,200	1,389,850
Blue Foundry Bancorp *	8,134	106,962
Blue Ridge Bankshares	30,545	129,816
Bowhead Specialty Holdings *	8,039	197,438
Bread Financial Holdings	20,790	1,508,107
Bridgewater Bancshares *	9,433	181,208
BrightSpire Capital ‡	58,331	348,819
Burford Capital	91,344	885,123
Burke & Herbert Financial Services	6,083	398,315
Business First Bancshares	12,926	364,125
BV Financial *	3,739	71,490
Byline Bancorp	14,222	454,108
C&F Financial	1,381	103,989
California Bancorp	10,215	183,768
Camden National	7,538	358,583
Cannae Holdings	21,374	307,999
Cantaloupe *	25,118	269,767
Capital Bancorp	5,281	162,232
Capital City Bank Group	6,240	260,582
Capitol Federal Financial	55,712	405,583
Carter Bankshares *	10,200	218,382
Cass Information Systems	5,370	241,435
Cathay General Bancorp	30,197	1,545,482
CB Financial Services	2,004	71,803
Central Pacific Financial	11,865	386,443
CF Bankshares	2,076	60,432
Chain Bridge Bancorp, Cl A *	989	34,852
Chemung Financial	1,941	117,955
Chicago Atlantic Real Estate Finance ‡	8,211	101,816
Chimera Investment ‡	37,012	457,098
ChoiceOne Financial Services	6,443	184,850
Citizens, Cl A *	20,449	113,492
Citizens & Northern	7,766	176,754
Citizens Community Bancorp	4,302	78,038
Citizens Financial Services	2,057	130,105
City Holding	6,387	786,176
Civista Bancshares	8,630	208,242
Claros Mortgage Trust ‡ *	41,694	114,242

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
CNB Financial	13,194	$365,474
CNO Financial Group	43,699	1,837,543
Coastal Financial *	5,864	561,654
CoastalSouth Bancshares *	2,449	58,703
Cohen & Steers	12,572	807,877
Colony Bankcorp	7,626	148,402
Columbia Financial *	12,304	200,186
Commercial Bancgroup *	3,152	83,024
Community Financial System	24,043	1,502,687
Community Trust Bancorp	7,253	447,510
Community West Bancshares	7,532	180,542
Compass Diversified Holdings	30,426	199,899
ConnectOne Bancorp	21,544	573,501
Consumer Portfolio Services *	4,381	37,808
Crawford, Cl A	7,427	80,583
Customers Bancorp *	14,529	1,148,082
CVB Financial	59,355	1,169,887
Dave *	4,735	775,072
Diamond Hill Investment Group	1,143	195,853
DigitalBridge Group	80,242	1,234,924
Dime Community Bancshares	18,057	614,299
Donegal Group, Cl A	7,562	141,183
Donnelley Financial Solutions *	11,541	597,247
Dynex Capital ‡	66,726	926,157
Eagle Bancorp	12,774	341,832
Eagle Bancorp Montana	3,473	75,399
Eagle Financial Services	2,028	77,693
Eastern Bankshares	100,593	2,060,648
ECB Bancorp *	3,453	61,049
eHealth *	12,956	36,665
Ellington Financial ‡	44,153	567,366
Employers Holdings	10,161	443,223
Enact Holdings	12,797	508,937
Encore Capital Group *	10,217	563,978
Enova International *	10,953	1,809,107
Enterprise Financial Services	16,614	952,813
Equity Bancshares, Cl A	6,973	321,595
Esquire Financial Holdings	3,319	353,905
Essent Group	43,035	2,707,762

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
F&G Annuities & Life	16,719	$493,043
Farmers & Merchants Bancorp	5,763	154,621
Farmers National Banc	16,530	214,559
FB Bancorp *	8,056	104,406
FB Financial	18,823	1,082,887
Federal Agricultural Mortgage, Cl C	4,233	716,647
Fidelity D&D Bancorp	2,105	94,093
Finance of America, Cl A *	2,264	52,729
Financial Institutions	8,943	294,582
Finward Bancorp	1,567	57,423
Finwise Bancorp *	4,234	74,137
First Bancorp	4,830	132,100
First Bancorp	18,303	1,060,293
First Bank	9,779	163,114
First Busey	38,238	942,567
First Business Financial Services	3,553	203,658
First Capital	1,484	87,437
First Commonwealth Financial	47,395	854,532
First Community	3,393	99,483
First Community Bankshares	7,084	255,166
First Financial	5,131	334,336
First Financial Bancorp	45,728	1,314,223
First Financial Bankshares	61,094	1,944,011
First Foundation *	28,722	180,374
First Internet Bancorp	3,464	75,481
First Interstate BancSystem, Cl A	40,621	1,440,827
First Merchants	26,193	1,041,434
First Mid Bancshares	9,867	415,401
First National	3,481	91,724
First Savings Financial Group	2,489	84,576
First United	2,722	104,334
First Western Financial *	3,718	93,508
FirstCash Holdings	17,993	3,067,807
Firstsun Capital Bancorp *	5,719	225,786
Five Star Bancorp	7,075	280,312
Flagstar Bank	137,972	1,823,990
Flushing Financial	14,552	229,776
Flywire *	53,034	668,228
Fold Holdings *	2,808	5,448

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Forge Global Holdings *	4,975	$222,383
Franklin BSP Realty Trust ‡	37,047	380,102
Franklin Financial Services	1,937	98,806
FS Bancorp	2,935	123,211
Fulton Financial	82,900	1,711,885
FVCBankcorp	6,992	105,859
GBank Financial Holdings *	4,069	132,365
GCM Grosvenor	23,597	267,118
Genworth Financial, Cl A *	184,586	1,539,447
German American Bancorp	16,407	690,242
Glacier Bancorp	58,296	2,954,441
GoHealth, Cl A *	4,279	9,243
Goosehead Insurance, Cl A *	10,709	662,245
Great Southern Bancorp	3,754	230,421
Green Dot, Cl A *	24,243	295,280
Greene County Bancorp	3,272	76,696
Greenlight Capital Re, Cl A *	11,808	163,777
HA Sustainable Infrastructure Capital	55,558	1,911,751
Hancock Whitney	38,489	2,648,043
Hanmi Financial	13,575	360,688
Hanover Bancorp	2,081	48,071
Hawthorn Bancshares	2,621	92,810
HBT Financial	5,157	139,136
HCI Group	4,898	777,166
Heritage Commerce	27,102	345,008
Heritage Financial	15,462	399,074
Heritage Insurance Holdings *	11,141	290,446
Hilltop Holdings	19,713	738,252
Hingham Institution For Savings	758	226,225
Hippo Holdings *	8,091	241,112
Home Bancorp	3,107	185,457
Home BancShares	85,553	2,472,482
HomeTrust Bancshares	7,276	313,741
Hope Bancorp	55,973	670,557
Horace Mann Educators	18,511	829,478
Horizon Bancorp	22,716	400,256
Independent Bank	22,859	1,846,550
Independent Bank	8,996	316,209
Innventure *	12,381	40,733

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
International Bancshares	24,764	$1,724,565
International Money Express *	12,419	191,998
Invesco Mortgage Capital ‡	32,392	278,247
Investar Holding	4,146	117,954
Investors Title	687	178,222
Jackson Financial, Cl A	31,455	3,740,629
James River Group Holdings	16,695	112,023
Jefferson Capital Inc	3,528	75,393
John Marshall Bancorp	5,736	118,391
Kearny Financial	25,893	201,706
Kingstone	5,072	78,362
KKR Real Estate Finance Trust ‡	24,982	206,851
Ladder Capital, Cl A ‡	51,666	566,776
Lakeland Financial	11,410	680,036
Landmark Bancorp	2,111	56,976
LCNB	6,136	104,987
Lemonade *	27,494	2,384,555
LendingClub *	51,413	869,394
LendingTree *	5,022	284,547
LINKBANCORP	9,742	85,243
Live Oak Bancshares	15,968	638,081
loanDepot, Cl A *	40,316	87,889
Lument Finance Trust ‡	21,232	28,451
MainStreet Bancshares	3,215	68,833
MarketWise	959	15,871
Marqeta, Cl A *	165,170	682,152
MBIA *	20,692	132,429
Mechanics Bancorp, Cl A	21,939	328,866
Medallion Financial	7,396	76,105
Mercantile Bank	7,212	374,880
Merchants Bancorp	11,775	488,192
Mercury General	12,221	1,070,437
Meridian	4,284	81,096
Metrocity Bankshares	8,793	247,699
Metropolitan Bank Holding	4,149	384,197
MFA Financial ‡	46,611	449,330
Miami International Holdings *	10,631	443,632
Mid Penn Bancorp	8,804	290,444
Middlefield Banc	3,349	112,325

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Midland States Bancorp	9,308	$212,688
MidWestOne Financial Group	7,469	345,964
Moelis, Cl A	33,751	2,418,934
MVB Financial	5,028	141,991
National Bank Holdings, Cl A	17,210	691,498
National Bankshares	2,823	102,785
Navient	30,707	301,236
NB Bancorp	18,069	392,459
NBT Bancorp	23,251	1,033,042
NCR Atleos *	33,169	1,237,204
Nelnet, Cl A	5,080	670,052
NerdWallet, Cl A *	19,332	233,144
NewtekOne	10,174	137,247
Nexpoint Real Estate Finance ‡	3,409	50,351
NI Holdings *	3,245	44,197
Nicolet Bankshares	6,038	881,427
NMI Holdings, Cl A *	35,489	1,374,134
Northeast Bank	3,415	393,510
Northeast Community Bancorp	5,601	132,184
Northfield Bancorp	16,748	206,335
Northpointe Bancshares	9,265	159,729
Northrim BanCorp	9,857	232,231
Northwest Bancshares	65,697	846,177
Norwood Financial	4,493	136,722
Oak Valley Bancorp	3,167	101,186
OceanFirst Financial	25,387	476,006
Ohio Valley Banc	1,760	72,424
Old National Bancorp	159,070	3,886,080
Old Second Bancorp	22,776	451,876
Onity Group *	3,023	136,700
OP Bancorp	5,318	74,346
Open Lending, Cl A *	45,679	81,765
Oportun Financial *	18,211	98,704
OppFi	12,057	114,783
Orange County Bancorp	5,268	162,360
Orchid Island Capital, Cl A ‡	69,348	540,914
Origin Bancorp	13,443	575,764
Orrstown Financial Services	8,468	305,017
Oscar Health, Cl A *	89,766	1,288,142

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
P10, Cl A	26,466	$285,303
Palomar Holdings *	11,972	1,479,619
Park National	6,735	1,097,401
Parke Bancorp	4,518	123,387
Pathward Financial	10,315	931,341
Patriot National Bancorp *	30,966	47,688
Payoneer Global *	125,919	804,622
Paysafe *	14,662	100,581
Paysign *	15,994	66,695
PCB Bancorp	4,888	109,687
Peapack-Gladstone Financial	7,274	230,731
PennyMac Financial Services	13,278	1,326,738
PennyMac Mortgage Investment Trust ‡	39,468	466,906
Peoples Bancorp	15,732	511,605
Peoples Bancorp of North Carolina	1,949	71,392
Peoples Financial Services	4,220	219,862
Perella Weinberg Partners, Cl A	28,081	626,487
Pioneer Bancorp *	5,069	71,726
Piper Sandler	7,942	2,750,712
PJT Partners, Cl A	10,435	1,805,568
Plumas Bancorp	2,969	148,777
Ponce Financial Group *	8,834	148,235
PRA Group *	17,582	224,874
Preferred Bank	5,270	452,008
Primis Financial	9,498	128,033
Princeton Bancorp	2,330	84,416
Priority Technology Holdings *	12,429	73,455
ProAssurance *	23,097	559,409
PROG Holdings	17,794	577,237
Provident Financial Services	58,490	1,294,969
QCR Holdings	7,507	677,582
Radian Group	61,568	2,025,587
RBB Bancorp	7,383	153,123
Ready Capital ‡	67,151	143,032
Red River Bancshares	2,207	183,313
Redwood Trust ‡	57,313	314,075
Regional Management	4,097	151,794
Remitly Global *	76,694	1,013,895
Renasant	42,819	1,614,704

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Repay Holdings, Cl A *	30,526	$106,536
Republic Bancorp, Cl A	3,768	273,594
Rhinebeck Bancorp *	2,093	24,363
Richmond Mutual BanCorp	3,814	53,510
Rithm Property Trust ‡	3,071	50,579
Riverview Bancorp	9,442	48,815
Root, Cl A *	5,563	345,629
S&T Bancorp	17,368	740,572
Safety Insurance Group	6,663	524,378
SB Financial Group	2,653	60,568
Seacoast Banking Corp of Florida	39,630	1,325,227
Security National Financial, Cl A *	7,218	63,663
Selective Insurance Group	27,619	2,322,206
Selectquote *	63,649	90,382
ServisFirst Bancshares	23,430	1,917,746
Seven Hills Realty Trust ‡	10,181	87,760
Sezzle *	7,397	467,786
Shore Bancshares	13,983	265,258
Siebert Financial *	6,477	19,237
Sierra Bancorp	5,544	196,313
Silvercrest Asset Management Group, Cl A	3,240	47,758
Simmons First National, Cl A	65,518	1,331,981
Skyward Specialty Insurance Group *	16,155	720,836
Slide Insurance Holdings Inc *	12,080	208,138
SmartFinancial	6,557	261,755
Sound Financial Bancorp	938	41,178
South Plains Financial	5,846	243,544
Southern First Bancshares *	3,475	190,917
Southern Missouri Bancorp	4,393	274,870
Southside Bancshares	13,038	419,693
SR Bancorp	3,493	58,124
Stellar Bancorp	21,358	793,236
StepStone Group, Cl A	31,679	2,239,389
Stewart Information Services	12,600	849,618
Stock Yards Bancorp	11,944	808,489
StoneX Group *	22,249	2,497,673
Sunrise Realty Trust ‡	4,707	44,246
SWK Holdings	1,410	24,675
Texas Capital Bancshares *	20,663	2,090,476

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Third Coast Bancshares *	5,850	$237,276
Timberland Bancorp	3,422	133,253
Tiptree	10,626	189,993
Tompkins Financial	6,148	492,578
Towne Bank	33,259	1,164,065
TPG RE Finance Trust ‡	30,543	275,803
TriCo Bancshares	13,709	682,982
Triumph Financial *	10,305	650,142
Trupanion *	16,815	537,912
TrustCo Bank NY	8,437	366,166
Trustmark	25,506	1,084,515
Two Harbors Investment ‡	47,186	541,223
UMB Financial	33,003	4,196,001
Union Bankshares	1,741	43,333
United Bankshares	63,515	2,688,590
United Community Banks	55,610	1,914,652
United Fire Group	9,520	342,149
United Security Bancshares	6,218	66,781
Unity Bancorp	3,356	181,090
Universal Insurance Holdings	11,550	351,698
Univest Financial	12,897	427,407
Upstart Holdings *	38,691	1,518,622
USCB Financial Holdings	5,272	99,377
Valley National Bancorp	220,280	2,744,689
Value Line	363	13,605
Velocity Financial *	5,160	104,696
Victory Capital Holdings, Cl A	20,099	1,417,582
Virginia National Bankshares	2,109	86,300
Virtus Investment Partners	2,916	476,037
Vroom *	493	9,495
WaFd	35,373	1,153,867
Walker & Dunlop	14,970	941,463
Washington Trust Bancorp	8,641	296,991
Waterstone Financial	6,872	125,689
WesBanco	42,994	1,517,258
West BanCorp	6,839	162,289
Westamerica BanCorp	10,956	554,154
Western New England Bancorp	8,204	110,180
Westwood Holdings Group	3,418	62,584

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
WisdomTree	55,984	$906,941
World Acceptance *	1,345	163,081
WSFS Financial	25,418	1,645,307
		227,845,191
Health Care — 17.4%
10X Genomics, Cl A *	50,138	1,012,788
4D Molecular Therapeutics *	18,191	161,172
Aardvark Therapeutics *	5,781	75,095
Abeona Therapeutics *	19,695	100,248
Absci *	61,354	183,448
ACADIA Pharmaceuticals *	56,488	1,419,543
Accuray *	44,787	36,157
Aclaris Therapeutics *	41,428	145,412
Acme United	1,570	65,610
Actuate Therapeutics *	4,312	20,310
AdaptHealth, Cl A *	46,055	462,853
Adaptive Biotechnologies *	67,829	1,254,836
Addus HomeCare *	8,216	850,192
ADMA Biologics *	105,227	1,820,427
agilon health *	139,512	116,102
Agios Pharmaceuticals *	25,513	700,077
AirSculpt Technologies *	7,747	23,009
Akebia Therapeutics *	114,505	161,452
Aldeyra Therapeutics *	24,537	131,518
Alector *	36,272	68,554
Alignment Healthcare *	77,011	1,735,058
Alkermes PLC *	73,642	2,495,727
Allogene Therapeutics *	69,564	127,998
Alpha Teknova *	4,921	11,909
Alphatec Holdings *	53,129	787,903
Altimmune *	40,076	224,426
Alumis *	25,537	625,912
Amicus Therapeutics *	135,218	1,932,265
AMN Healthcare Services *	17,302	368,533
Amneal Pharmaceuticals *	68,299	934,330
Amphastar Pharmaceuticals *	16,435	435,363
Amylyx Pharmaceuticals *	40,059	572,443
AnaptysBio *	8,359	396,300

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Anavex Life Sciences *	37,774	$177,538
AngioDynamics *	17,766	184,056
ANI Pharmaceuticals *	8,225	673,216
Anika Therapeutics *	5,828	53,792
Annexon *	45,279	282,541
Anteris Technologies Global *	15,389	91,872
Apogee Therapeutics *	17,480	1,145,115
Aquestive Therapeutics *	47,198	139,234
Arbutus Biopharma *	68,482	282,831
Arcellx *	15,523	1,060,376
Arcturus Therapeutics Holdings *	11,486	85,800
Arcus Biosciences *	35,572	748,435
Arcutis Biotherapeutics *	49,956	1,267,384
Ardelyx *	108,769	836,434
Ardent Health Partners *	10,452	85,393
ArriVent Biopharma *	13,323	299,634
Arrowhead Pharmaceuticals *	60,233	4,175,954
ARS Pharmaceuticals *	26,619	265,924
Artivion *	19,052	776,750
Arvinas *	29,644	396,637
Astrana Health *	18,395	418,302
Atea Pharmaceuticals *	32,087	136,049
Atlantic International *	2,416	8,359
AtriCure *	21,889	808,361
aTyr Pharma *	40,660	35,895
Aura Biosciences *	19,804	110,902
Avadel Pharmaceuticals *	40,549	873,831
Avanos Medical *	20,250	269,730
Aveanna Healthcare Holdings *	31,478	264,415
Avidity Biosciences *	52,537	3,812,610
Avita Medical *	5,691	25,097
Axogen *	20,074	699,579
Axsome Therapeutics *	18,623	3,431,288
Azenta *	18,528	720,369
Beam Therapeutics *	43,396	1,198,598
Beta Bionics Inc *	17,594	243,325
Bicara Therapeutics *	14,281	239,921
BioAge Labs *	10,713	203,440
BioCryst Pharmaceuticals *	105,673	695,328

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Biohaven *	42,415	$501,769
BioLife Solutions *	18,544	404,259
Biote, Cl A *	13,588	28,399
Bioventus, Cl A *	20,885	165,618
Bridgebio Pharma *	72,035	5,566,144
BrightSpring Health Services *	50,524	1,984,077
Brookdale Senior Living *	105,601	1,584,015
Butterfly Network, Cl A *	88,611	350,900
Candel Therapeutics *	19,445	113,559
Capricor Therapeutics *	17,382	380,492
Capsovision Inc *	2,663	13,368
Cardiff Oncology *	27,976	48,958
CareDx *	23,593	484,836
Carlsmed Inc *	3,166	39,322
Cartesian Therapeutics *	5,009	34,211
Castle Biosciences *	12,890	507,737
Catalyst Pharmaceuticals *	52,546	1,276,868
Celcuity *	14,603	1,597,860
Celldex Therapeutics *	29,589	727,889
Ceribell *	12,036	248,062
Cerus *	83,471	194,487
CG oncology *	25,362	1,320,092
Claritev, Cl A *	3,374	91,638
ClearPoint Neuro *	11,873	153,518
Clover Health Investments, Cl A *	184,785	413,918
Codexis *	40,288	49,957
Cogent Biosciences *	63,093	2,265,670
Coherus Biosciences *	47,980	103,637
Collegium Pharmaceutical *	14,252	654,452
Community Health Systems *	57,920	185,923
Compass Therapeutics *	59,099	378,234
Concentra Group Holdings Parent	53,045	1,176,538
CONMED	14,130	542,451
CorMedix *	33,540	260,270
CorVel *	13,217	920,300
Corvus Pharmaceuticals *	25,889	535,902
Crinetics Pharmaceuticals *	44,383	2,216,487
Cross Country Healthcare *	14,188	132,232
CryoPort *	22,119	210,352

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Cullinan Therapeutics *	24,395	$291,764
CVRx *	7,302	50,019
Cytek Biosciences *	53,168	265,840
Cytokinetics *	53,022	3,350,460
Day One Biopharmaceuticals *	35,492	396,091
Definitive Healthcare, Cl A *	13,571	31,485
Definium Therapeutics *	42,589	718,902
Delcath Systems *	13,450	133,289
Denali Therapeutics *	60,110	1,306,791
Design Therapeutics *	10,795	110,217
DiaMedica Therapeutics *	15,377	123,631
Dianthus Therapeutics *	11,078	591,454
Disc Medicine, Cl A *	11,310	874,489
DocGo *	40,639	31,154
Dynavax Technologies *	45,745	708,361
Dyne Therapeutics *	56,176	1,004,989
Edgewise Therapeutics *	30,555	860,123
Editas Medicine, Cl A *	41,002	81,594
Electromed *	3,132	93,553
Eledon Pharmaceuticals *	26,052	57,314
Embecta	26,432	280,444
Emergent BioSolutions *	23,621	267,862
Enanta Pharmaceuticals *	12,335	159,122
Enhabit *	22,380	237,899
Enliven Therapeutics *	17,806	470,969
Enovis *	25,855	569,844
Ensign Group	25,509	4,378,875
Entrada Therapeutics *	12,915	147,748
Erasca *	78,785	828,030
Esperion Therapeutics *	105,741	358,462
Eton Pharmaceuticals *	11,531	173,080
Evolent Health, Cl A *	53,067	170,345
Evolus *	23,497	110,201
EyePoint Pharmaceuticals *	34,181	462,127
Fate Therapeutics *	51,041	60,739
Foghorn Therapeutics *	15,455	88,248
Fortrea Holdings *	41,340	694,925
Fulcrum Therapeutics *	19,504	209,278
Fulgent Genetics *	9,338	244,656

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
GeneDx Holdings, Cl A *	8,634	$831,109
Geron *	246,923	338,285
Ginkgo Bioworks Holdings *	18,657	167,353
Glaukos *	25,381	3,029,984
Gossamer Bio *	86,852	198,023
GRAIL *	15,958	1,561,012
Greenwich Lifesciences *	2,990	89,909
Guardant Health *	55,159	6,290,332
Guardian Pharmacy Services, Cl A *	10,140	306,228
Gyre Therapeutics *	5,333	43,144
Haemonetics *	21,884	1,458,787
Harmony Biosciences Holdings *	19,853	725,032
Harrow *	14,243	583,108
Health Catalyst *	30,551	65,685
HealthEquity *	38,747	3,319,455
HealthStream	10,752	239,662
HeartFlow *	8,826	263,633
Heron Therapeutics *	69,482	91,716
Hims & Hers Health *	93,105	2,522,214
Humacyte *	70,106	69,945
ICU Medical *	10,976	1,645,302
Ideaya Biosciences *	36,453	1,173,422
ImmunityBio *	133,438	833,988
Immunome *	42,522	1,046,892
Immunovant *	31,734	825,084
Indivior PLC *	55,062	1,948,094
Inhibikase Therapeutics *	28,135	42,203
Inhibrx Biosciences *	4,100	312,707
Inmune Bio *	9,708	15,436
Innovage Holding *	9,118	50,605
Innoviva *	28,461	569,220
Inogen *	10,743	63,384
Integer Holdings *	15,641	1,358,577
Integra LifeSciences Holdings *	30,355	338,155
Intellia Therapeutics *	46,704	614,158
Iovance Biotherapeutics *	138,985	354,412
iRadimed	3,695	361,667
iRhythm Technologies *	14,476	2,236,687
Ironwood Pharmaceuticals, Cl A *	72,360	353,840

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Jade Biosciences	20,965	$327,264
Janux Therapeutics *	19,407	266,070
Joint *	6,366	62,259
Journey Medical *	6,487	54,231
KalVista Pharmaceuticals *	17,317	270,318
Keros Therapeutics *	13,181	236,072
Kestra Medical Technologies *	8,819	217,565
Kodiak Sciences *	14,787	336,700
Korro Bio *	3,072	40,950
KORU Medical Systems *	19,574	105,504
Krystal Biotech *	11,254	3,142,567
Kura Oncology *	36,436	295,860
Kymera Therapeutics *	25,606	1,861,300
Lantheus Holdings *	30,425	2,036,041
Larimar Therapeutics *	21,955	77,721
LB Pharmaceuticals *	8,744	187,559
LeMaitre Vascular	9,472	804,836
LENSAR *	4,403	56,050
LENZ Therapeutics *	7,350	116,277
Lexeo Therapeutics *	28,521	211,341
Lifecore Biomedical *	12,861	111,762
LifeMD *	17,293	56,029
LifeStance Health Group *	75,230	531,876
Ligand Pharmaceuticals *	8,814	1,693,169
Liquidia *	29,073	1,232,404
LivaNova PLC *	24,751	1,626,388
Lucid Diagnostics *	40,750	48,493
Madrigal Pharmaceuticals *	8,443	4,131,244
MannKind *	136,857	791,033
MapLight Therapeutics *	7,593	134,320
Maravai LifeSciences Holdings, Cl A *	49,451	166,155
MaxCyte *	45,670	41,414
Maze Therapeutics Inc *	9,711	423,205
MBX Biosciences *	12,925	476,286
MeiraGTx Holdings PLC *	20,451	155,632
Merit Medical Systems *	26,551	2,153,021
Mesa Laboratories	2,346	184,771
MiMedx Group *	53,544	273,610
Mineralys Therapeutics *	21,235	655,949

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Mirum Pharmaceuticals *	18,611	$1,921,027
Monopar Therapeutics *	2,074	125,228
Monte Rosa Therapeutics *	21,033	431,597
Myomo *	14,957	12,550
Myriad Genetics *	41,193	231,505
National HealthCare	5,767	825,315
National Research	5,366	109,144
Neogen *	99,273	1,014,570
NeoGenomics *	58,319	703,327
Neurogene *	4,480	79,117
Neuronetics *	16,703	34,909
NeuroPace *	11,559	174,888
Nkarta *	19,861	44,091
Novavax *	67,664	598,488
Novocure *	45,917	569,371
Nurix Therapeutics *	45,350	749,182
Nutex Health *	1,567	233,154
Nuvalent, Cl A *	22,722	2,337,867
Nuvation Bio *	109,080	571,579
Nuvectis Pharma *	7,013	56,875
Ocular Therapeutix *	84,100	768,674
Olema Pharmaceuticals *	26,903	691,945
Omada Health Inc *	4,296	64,225
Omeros *	29,771	348,023
OmniAb *	47,548	86,537
Omnicell *	20,681	1,003,029
Oncology Institute *	30,815	83,509
OPKO Health *	186,035	234,404
OptimizeRx *	7,171	77,160
Option Care Health *	72,521	2,465,714
OraSure Technologies *	32,034	89,375
Organogenesis Holdings, Cl A *	30,849	123,396
ORIC Pharmaceuticals *	29,908	306,856
Orthofix Medical *	17,533	231,962
OrthoPediatrics *	7,614	132,940
Oruka Therapeutics *	17,426	596,492
Outset Medical *	7,801	39,083
Owens & Minor *	34,102	75,365
Pacific Biosciences of California *	124,816	282,084

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Pacira BioSciences *	20,188	$414,662
PACS Group *	19,998	675,132
Palvella Therapeutics *	3,314	254,151
Pediatrix Medical Group *	39,320	840,662
Pennant Group *	15,348	423,912
Personalis *	22,638	212,118
Perspective Therapeutics *	26,925	102,046
Phathom Pharmaceuticals *	17,979	245,773
Phibro Animal Health, Cl A	9,225	370,384
Phreesia *	25,885	347,636
Picard Medical *	2,201	3,852
Praxis Precision Medicines *	11,158	3,503,612
Precigen *	81,509	365,975
Prestige Consumer Healthcare *	22,424	1,445,675
Prime Medicine *	45,003	171,461
Privia Health Group *	52,824	1,226,573
PROCEPT BioRobotics *	24,202	700,890
Pro-Dex *	925	36,288
Progyny *	33,961	810,649
Protagonist Therapeutics *	26,421	2,161,238
Protalix BioTherapeutics *	32,358	75,718
Protara Therapeutics *	15,910	112,643
PTC Therapeutics *	35,277	2,664,472
Pulmonx *	17,472	28,654
Pulse Biosciences *	8,002	110,668
Puma Biotechnology *	19,641	127,274
Quanterix *	19,921	126,299
Quantum-Si *	71,046	80,282
QuidelOrtho *	30,777	836,211
RadNet *	31,001	2,173,170
Rapport Therapeutics *	12,916	343,695
Recursion Pharmaceuticals, Cl A *	172,675	723,508
REGENXBIO *	21,098	235,454
Relay Therapeutics *	63,638	487,467
Replimune Group, Cl Rights *	31,281	219,905
Rezolute *	35,954	120,086
Rhythm Pharmaceuticals *	24,025	2,463,043
Rigel Pharmaceuticals *	7,951	277,172
Rocket Pharmaceuticals *	38,334	133,402

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
RxSight *	15,695	$136,390
Sana Biotechnology *	74,688	330,868
Sanara Medtech *	1,411	31,042
SANUWAVE Health *	3,413	92,014
Savara *	64,033	345,778
SBC Medical Group Holdings *	5,073	23,234
Scholar Rock Holding *	37,340	1,655,656
Schrodinger *	25,429	355,243
Select Medical Holdings	48,579	731,114
SELLAS Life Sciences Group *	56,030	211,233
Septerna, Inc. *	9,675	225,815
Shoulder Innovations Inc *	2,227	31,534
SI-BONE *	17,398	288,459
SIGA Technologies	18,532	124,164
Sight Sciences *	18,909	118,749
Simulations Plus *	7,504	126,743
Sionna Therapeutics *	7,290	308,075
Soleno Therapeutics *	21,192	817,164
Solid Biosciences *	26,604	171,862
Sonida Senior Living *	2,465	78,510
Spyre Therapeutics *	31,271	1,000,047
STAAR Surgical *	22,520	426,754
Standard BioTools *	135,282	189,395
Stereotaxis *	27,441	60,096
Stoke Therapeutics *	20,274	615,113
Strata Critical Medical *	30,836	150,480
Strive, Cl B *	126,063	103,510
Supernus Pharmaceuticals *	24,487	1,179,294
Surgery Partners *	34,941	519,223
Syndax Pharmaceuticals *	38,562	783,194
Tactile Systems Technology *	10,025	289,322
Talkspace *	65,196	263,392
Tandem Diabetes Care *	30,607	608,773
Tango Therapeutics *	48,121	558,685
Tarsus Pharmaceuticals *	17,777	1,147,328
Taysha Gene Therapies *	99,826	450,215
Tectonic Therapeutic *	4,931	98,571
Teladoc Health *	80,506	438,758
Terns Pharmaceuticals *	38,923	1,346,736

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Tevogen Bio Holdings *	18,561	$5,637
TG Therapeutics *	65,922	1,940,084
Theravance Biopharma *	17,068	323,268
Tonix Pharmaceuticals Holding *	5,240	90,338
TransMedics Group *	15,246	2,042,583
Travere Therapeutics *	37,445	1,164,165
Treace Medical Concepts *	22,110	51,295
Trevi Therapeutics *	40,953	428,778
TriSalus Life Sciences *	13,765	68,412
TruBridge *	4,628	89,552
Tvardi Therapeutics *	2,214	8,790
Twist Bioscience *	27,159	1,115,420
Tyra Biosciences *	11,673	359,762
UFP Technologies *	3,415	857,643
Upstream Bio *	14,827	460,823
UroGen Pharma *	16,710	327,683
US Physical Therapy	6,821	572,077
Utah Medical Products	1,366	83,408
Vanda Pharmaceuticals *	25,137	189,533
Varex Imaging *	18,520	258,169
Vaxcyte *	51,965	2,783,765
Vera Therapeutics, Cl A *	25,227	1,091,320
Veracyte *	35,576	1,354,734
Verastem *	24,141	147,260
Vericel *	22,872	822,935
Viemed Healthcare *	15,499	118,877
Vir Biotechnology *	40,217	299,214
Viridian Therapeutics *	36,264	1,196,712
Voyager Therapeutics Inc *	21,031	82,021
WaVe Life Sciences *	52,308	676,866
Waystar Holding *	50,011	1,328,292
Xencor *	31,895	385,611
Xeris Biopharma Holdings *	69,424	510,961
XOMA Royalty *	4,387	112,570
Zenas Biopharma *	8,558	157,210
Zevra Therapeutics *	25,163	226,467
Zymeworks *	22,480	506,474
		240,319,366

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 18.6%
3D Systems *	56,360	$126,246
AAR *	17,769	1,881,915
ABM Industries	27,663	1,273,605
ACCO Brands	39,520	154,523
ACV Auctions, Cl A *	75,927	592,990
AeroVironment *	17,176	4,781,627
AerSale *	14,510	108,680
Airjoule Technologies, Cl A *	11,158	35,929
Airo Group Holdings Inc *	3,589	36,931
Alamo Group	4,724	922,644
Albany International, Cl A	13,403	743,732
Alight, Cl A	195,008	298,362
Allegiant Travel *	6,560	581,413
Alliance Laundry Holdings *	19,726	435,550
Allient	6,493	396,138
Alta Equipment Group	9,193	62,145
Ameresco, Cl A *	14,489	454,085
American Superconductor *	19,838	593,553
American Woodmark *	6,471	384,313
Amprius Technologies *	49,873	620,420
Apogee Enterprises	9,578	355,631
ArcBest	10,358	934,499
Archer Aviation, Cl A *	286,483	2,059,813
Arcosa	22,053	2,524,407
Argan	6,123	2,125,355
Array Technologies *	68,948	780,836
Arrive AI Inc *	1,721	3,201
Astec Industries	10,388	506,103
Astronics *	13,900	1,052,925
Asure Software *	11,450	110,149
Atkore	15,246	1,058,835
Atmus Filtration Technologies	37,918	2,198,106
AZZ, Inc.	13,483	1,675,802
Barrett Business Services	11,293	429,134
BlackSky Technology, Cl A *	14,088	310,922
Bloom Energy, Cl A *	99,290	15,029,527
Blue Bird *	14,386	723,760
BlueLinx Holdings *	3,474	241,651
Boise Cascade	17,133	1,384,518

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Bowman Consulting Group, Cl A *	6,321	$220,160
BrightView Holdings *	32,488	434,040
Brink’s	19,119	2,428,878
Byrna Technologies *	8,190	112,285
Cadre Holdings	12,926	517,169
Casella Waste Systems, Cl A *	28,553	2,880,427
CBIZ *	22,387	880,928
CECO Environmental *	13,386	902,618
Centuri Holdings *	35,567	981,649
Chart Industries *	20,543	4,259,386
Columbus McKinnon	12,848	270,836
CompX International	696	16,217
Concrete Pumping Holdings *	9,964	57,592
Conduent *	65,780	91,434
Construction Partners, Cl A *	21,312	2,341,763
CoreCivic *	47,802	885,771
Covenant Logistics Group, Cl A	6,882	169,297
CRA International	2,905	548,871
CSG Systems International	12,597	1,004,611
CSW Industrials	7,415	2,001,902
Custom Truck One Source *	27,258	172,271
Deluxe	19,976	527,366
Distribution Solutions Group *	4,459	126,591
DNOW *	84,389	1,281,869
Douglas Dynamics	10,285	387,539
Ducommun *	6,266	710,251
DXP Enterprises *	5,915	769,246
Dycom Industries *	12,731	4,639,049
Eastern	2,671	49,948
Energy Recovery *	23,431	341,858
Enerpac Tool Group, Cl A	24,119	973,443
EnerSys	16,953	3,054,761
Ennis	11,060	215,559
Enovix *	76,306	505,146
Enpro	9,599	2,292,049
Enviri *	34,423	651,283
Eos Energy Enterprises *	140,169	2,052,074
ESCO Technologies	11,807	2,694,003
Eve Holding *	43,333	170,732

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
EVI Industries	2,256	$57,979
Exponent	23,083	1,658,975
Falcon’s Beyond Global, Cl A *	6,570	39,223
Federal Signal	27,280	2,948,695
Firefly Aerospace *	9,737	245,372
First Advantage *	35,852	484,002
Fluence Energy, Cl A *	28,885	888,791
Fluor *	73,137	3,378,198
flyExclusive *	2,426	7,181
Forrester Research *	5,310	43,064
Forward Air *	9,719	270,966
Franklin Covey *	4,829	98,367
Franklin Electric	17,621	1,755,404
Frontier Group Holdings *	38,291	177,670
FTAI Infrastructure	49,531	288,270
GATX	16,306	2,966,224
Genco Shipping & Trading	14,254	297,909
Gencor Industries *	4,836	69,348
GEO Group *	61,438	981,779
Gibraltar Industries *	13,491	691,549
Global Industrial	6,466	197,601
Gorman-Rupp	9,486	516,892
Graham *	4,752	332,260
Granite Construction	19,880	2,400,311
Great Lakes Dredge & Dock *	30,112	451,078
Greenbrier	13,684	689,947
Griffon	17,425	1,419,266
Healthcare Services Group *	31,907	600,490
Heartland Express	19,769	199,469
Helios Technologies	15,061	975,652
Herc Holdings	14,839	2,127,022
Hertz Global Holdings *	53,440	261,856
Hillenbrand	32,063	1,023,130
Hillman Solutions *	89,931	842,653
HireQuest	2,686	30,164
HNI	28,919	1,382,039
Hub Group, Cl A	27,132	1,290,941
Hudson Technologies *	17,378	124,600
Huron Consulting Group *	7,739	1,307,891

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Hyliion Holdings *	56,072	$114,948
Hyster-Yale	5,299	177,252
IBEX Holdings *	4,570	170,004
ICF International	8,318	775,654
IES Holdings *	4,103	1,560,330
Innodata *	13,925	772,002
Insperity	16,317	697,225
Insteel Industries	8,474	280,828
Interface, Cl A	26,253	826,182
Intuitive Machines, Cl A *	49,522	940,423
Janus International Group *	61,343	420,813
JBT Marel	23,724	3,732,022
JELD-WEN Holding *	38,474	104,649
JetBlue Airways *	134,308	654,080
Joby Aviation *	220,909	2,335,008
Kadant	5,350	1,717,564
Karat Packaging	3,867	94,625
Kelly Services, Cl A	14,064	151,751
Kennametal	34,483	1,185,870
Kforce	8,106	286,385
Korn Ferry	23,766	1,651,024
Kratos Defense & Security Solutions *	75,722	7,800,123
KULR Technology Group *	17,866	63,603
L B Foster, Cl A *	4,599	138,200
Legalzoom.com *	57,684	512,811
Legence, Cl A *	16,792	787,713
Limbach Holdings *	4,815	413,994
Lindsay	4,949	619,961
Liquidity Services *	10,489	335,648
LSI Industries	12,302	271,997
Manitowoc *	15,584	201,345
Marten Transport	26,422	324,991
Masterbrand *	57,484	696,706
Matrix Service *	12,256	175,506
Matson	14,271	2,287,641
Maximus	25,703	2,427,391
Mayville Engineering *	5,957	116,757
McGrath RentCorp	11,120	1,241,993
Mercury Systems *	23,635	2,218,854

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Microvast Holdings *	89,987	$235,766
Miller Industries	4,967	203,498
MillerKnoll	30,920	620,874
Mistras Group *	5,642	79,778
Mobile Infrastructure, Cl A *	5,877	18,748
Modine Manufacturing *	23,801	4,395,093
Montrose Environmental Group *	14,971	333,554
Moog, Cl A	12,765	3,897,793
Mueller Water Products, Cl A	70,837	1,917,558
MYR Group *	6,989	1,747,530
NANO Nuclear Energy *	18,140	533,225
National Presto Industries	2,363	301,046
Net Power *	14,259	33,794
Nextpower, Cl A *	66,265	7,758,969
NL Industries	4,079	24,800
NPK International *	37,142	512,931
NuScale Power *	57,552	1,006,009
NWPX Infrastructure *	4,294	289,630
Omega Flex	1,663	54,862
OPENLANE *	47,802	1,435,972
Orion Group Holdings *	16,994	207,667
Palladyne AI *	13,689	89,252
PAMT *	2,096	22,742
Pangaea Logistics Solutions	13,473	114,251
Park Aerospace	8,261	202,312
Park-Ohio Holdings	4,454	100,482
Perma-Fix Environmental Services *	7,797	119,060
Pitney Bowes	72,930	760,660
Planet Labs PBC *	108,155	2,700,630
Plug Power *	511,251	1,081,296
Powell Industries	4,338	1,924,293
Power Solutions International *	3,853	276,106
Preformed Line Products	1,168	293,098
Primoris Services	24,575	3,643,244
Proficient Auto Logistics *	11,135	112,241
Proto Labs *	10,752	566,093
Quad	13,044	79,829
Quanex Building Products	20,876	390,799
Radiant Logistics *	16,393	110,325

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
RCM Technologies *	2,181	$45,387
Red Cat Holdings *	46,312	625,212
Redwire *	33,137	389,360
Resideo Technologies *	58,647	2,009,246
Resolute Holdings Management *	1,965	400,781
Resources Connection	14,541	65,871
REV Group	21,966	1,403,627
Richtech Robotics, Cl B *	69,285	248,040
Rush Enterprises, Cl A	27,749	1,781,208
Rush Enterprises, Cl B	3,883	229,136
RXO *	73,818	1,076,266
Satellogic, Cl A *	37,977	174,694
Shoals Technologies Group, Cl A *	76,032	717,742
Skillsoft *	2,186	19,783
Sky Harbour Group, Cl A *	9,625	88,935
SkyWest *	18,352	1,771,335
SKYX Platforms *	32,358	80,895
Southland Holdings *	5,662	10,531
Spire Global *	12,421	142,220
SPX Technologies *	21,901	4,564,387
Standex International	5,460	1,310,400
Sterling Infrastructure *	13,549	4,849,323
Sun Country Airlines Holdings *	23,135	405,788
Sunpower *	27,907	48,000
Sunrun *	101,564	1,929,716
Tecnoglass	12,266	599,930
Tennant	8,362	636,265
Terex	29,351	1,673,007
Thermon Group Holdings *	14,858	672,325
TIC Solutions *	90,628	915,343
Titan International *	22,008	209,956
Titan Machinery *	9,547	155,330
Transcat *	4,153	250,467
TriNet Group	13,530	828,577
Trinity Industries	36,513	1,049,384
TrueBlue *	12,886	69,069
TTEC Holdings *	9,498	30,299
Tutor Perini	20,220	1,595,156
UFP Industries	26,411	2,727,728

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
UniFirst	6,648	$1,429,320
Universal Logistics Holdings	3,154	50,496
Upwork *	55,858	1,118,836
V2X *	10,488	721,889
Verra Mobility, Cl A *	72,529	1,399,810
Vestis	52,212	340,944
Vicor *	10,441	1,646,232
Virco Mfg	5,000	34,950
Voyager Technologies Inc, Cl A *	6,260	191,118
VSE	10,436	2,280,997
Wabash National	17,844	180,760
Watts Water Technologies, Cl A	12,474	3,733,593
Werner Enterprises	27,215	932,114
Willdan Group *	6,381	805,282
Willis Lease Finance	1,264	230,402
Worthington Enterprises	14,276	793,317
Xometry, Cl A *	19,710	1,126,032
Zurn Elkay Water Solutions	68,267	3,147,791
		257,577,360
Information Technology — 13.1%
8x8 *	60,460	100,364
908 Devices *	12,389	78,175
A10 Networks	32,512	567,009
ACI Worldwide *	46,995	2,037,703
ACM Research, Cl A *	22,940	1,333,273
Adeia	49,186	889,775
ADTRAN Holdings *	33,598	309,774
Advanced Energy Industries	17,121	4,372,019
Aehr Test Systems *	12,927	331,448
Aeluma *	5,928	93,603
Aeva Technologies *	17,000	217,090
Agilysys *	11,753	1,019,573
Airship AI Holdings *	10,350	32,188
Alarm.com Holdings *	21,622	1,054,721
Alkami Technology *	31,165	660,386
Alpha & Omega Semiconductor *	11,356	250,968
Ambarella *	18,491	1,184,164
Amiq Micro Inc *	2,059	62,573

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Amplitude, Cl A *	41,641	$381,848
Appian, Cl A *	17,834	497,569
Applied Digital *	107,951	3,657,380
Applied Optoelectronics *	27,408	1,195,263
Arlo Technologies *	44,979	570,784
Arteris *	13,736	206,177
Asana, Cl A *	39,142	401,205
ASGN *	18,918	985,439
Atomera *	13,541	39,675
AudioEye *	3,575	33,676
AvePoint *	66,447	772,779
Aviat Networks *	5,220	113,848
Axcelis Technologies *	14,077	1,239,761
Backblaze, Cl A *	24,942	113,486
Badger Meter	13,475	1,975,165
Bel Fuse, Cl A	732	134,505
Bel Fuse, Cl B	4,750	955,652
Belden	17,781	2,089,445
Benchmark Electronics	16,228	846,128
BigBear.ai Holdings *	196,918	992,467
Bit Digital *	143,838	291,991
Bitdeer Technologies Group, Cl A *	44,562	581,088
BK Technologies *	1,285	98,020
Blackbaud *	17,386	933,628
BlackLine *	23,588	1,096,134
Blaize Holdings, Cl A *	35,104	47,741
Blend Labs, Cl A *	89,190	212,272
Box, Cl A *	63,805	1,617,457
Braze, Cl A *	38,636	804,402
C3.ai, Cl A *	56,907	626,546
Calix *	27,376	1,222,886
Cerence *	18,357	207,985
CEVA *	10,565	222,816
Cipher Mining *	147,349	2,351,690
Cleanspark *	126,012	1,491,982
Clear Secure, Cl A	39,210	1,279,030
Clearfield *	5,183	154,298
Clearwater Analytics Holdings, Cl A *	126,716	3,052,588
Climb Global Solutions	1,784	211,565

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cohu *	20,706	$590,949
Commerce.Com *	30,221	94,290
CommVault Systems *	20,306	1,740,224
CompoSecure, Cl A *	25,968	612,066
Consensus Cloud Solutions *	8,554	182,713
Core Scientific *	131,801	2,371,100
Corsair Gaming *	21,051	107,360
CPI Card Group *	2,738	35,567
Credo Technology Group Holding *	69,673	8,728,633
Crexendo *	7,761	54,327
CS Disco *	10,948	68,425
CSP	3,292	37,595
CTS	13,072	672,032
Daily Journal *	614	360,031
Daktronics *	17,223	398,712
Diebold Nixdorf *	11,207	773,395
Digi International *	16,492	710,310
Digimarc *	7,243	44,400
Digital Turbine *	48,868	255,091
DigitalOcean Holdings *	31,052	1,715,623
Diodes *	20,785	1,230,264
Domo, Cl B *	15,158	88,977
Eastman Kodak *	21,816	159,693
eGain *	7,326	75,238
ePlus	11,978	1,027,832
EverCommerce *	6,631	79,904
Evolv Technologies Holdings *	69,106	427,766
Expensify, Cl A *	27,773	40,271
Extreme Networks *	59,926	873,721
Fastly, Cl A *	63,090	583,582
Five9 *	34,999	618,082
FormFactor *	35,375	2,493,584
Frequency Electronics *	2,995	157,477
Freshworks, Cl A *	91,223	983,384
Grid Dynamics Holdings *	30,192	249,688
Hackett Group	11,391	207,886
Harmonic *	50,835	494,116
I3 Verticals, Cl A *	10,615	235,759
Ichor Holdings *	15,409	467,509

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Immersion	12,721	$85,485
Impinj *	12,246	1,691,173
Information Services Group	15,904	88,585
Inseego *	5,782	62,966
Insight Enterprises *	13,272	1,115,113
Intapp *	25,836	877,132
InterDigital	11,765	3,840,567
IonQ *	153,674	6,143,887
Itron *	20,632	2,044,219
Jamf Holding *(A)	35,349	461,304
Kaltura *	40,819	66,535
Kimball Electronics *	11,010	332,612
Knowles *	38,688	937,797
Kopin *	80,943	206,405
Life360 *	9,251	529,990
LiveRamp Holdings *	29,351	714,697
MARA Holdings *	168,787	1,603,476
MaxLinear, Cl A *	37,308	647,294
Methode Electronics	15,117	120,785
MicroVision *	136,263	110,727
Mirion Technologies, Cl A *	108,875	2,704,455
Mitek Systems *	20,107	201,472
M-Tron Industries *	1,090	71,112
N-able *	32,607	197,924
Napco Security Technologies	15,588	575,041
Navitas Semiconductor, Cl A *	72,355	620,806
NCR Voyix *	62,947	624,434
Neonode *	5,361	9,703
NETGEAR *	12,385	258,970
NetScout Systems *	31,660	880,465
NextNav *	42,828	615,010
nLight *	20,998	957,719
Novanta *	16,393	2,205,514
NVE	2,195	148,141
ON24 *	16,977	135,307
OneSpan	16,320	192,250
Ooma *	11,518	135,336
OSI Systems *	7,373	1,844,282
Ouster *	24,729	515,105

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Pagaya Technologies, Cl A *	23,075	$447,424
PagerDuty *	40,383	428,060
PAR Technology *	18,167	476,157
PC Connection	4,981	292,933
PDF Solutions *	14,395	458,481
Penguin Solutions *	23,577	452,914
Photronics *	25,909	895,674
Plexus *	12,204	2,432,623
Porch Group *	39,180	309,130
Power Integrations	25,408	1,167,244
Powerfleet NJ *	56,237	287,371
Progress Software *	19,399	793,807
Q2 Holdings *	28,256	1,730,680
Qualys *	16,595	2,188,880
Quantum Computing *	91,181	845,248
Rackspace Technology *	38,776	23,715
Rambus *	49,005	5,578,239
Rapid7 *	28,921	344,738
Red Violet	5,081	231,084
ReposiTrak	5,060	53,737
Rezolve AI PLC *	81,062	209,140
Ribbon Communications *	42,430	111,167
Richardson Electronics	5,610	67,825
Rigetti Computing *	145,086	2,636,213
Rimini Street *	22,088	76,204
Riot Platforms *	158,357	2,449,783
Rogers *	8,163	793,770
Sanmina *	23,733	3,362,491
ScanSource *	9,928	426,805
SEMrush Holdings, Cl A *	23,159	275,361
Semtech *	39,591	3,157,382
Silicon Laboratories *	14,806	2,109,115
Silvaco Group *	3,501	15,684
SiTime *	9,784	3,552,668
SkyWater Technology *	13,747	435,230
SoundHound AI, Cl A *	170,267	1,440,459
SoundThinking *	4,483	31,291
Sprinklr, Cl A *	50,856	324,461
Sprout Social, Cl A *	23,782	215,227

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
SPS Commerce *	17,299	$1,544,109
Synaptics *	17,653	1,456,549
Synchronoss Technologies *	4,365	38,412
Telos *	24,054	131,335
Tenable Holdings *	55,149	1,216,587
TeraWulf *	137,750	1,841,718
TSS *	9,502	96,920
TTM Technologies *	46,490	4,565,318
Tucows, Cl A *	3,072	68,260
Turtle Beach *	7,063	84,473
Ultra Clean Holdings *	20,276	885,656
Unisys *	30,190	79,400
Varonis Systems, Cl B *	52,802	1,575,612
Veeco Instruments *	26,969	842,242
Vertex, Cl A *	31,757	589,092
Via Transportation, Cl A *	4,706	109,415
Viant Technology, Cl A *	6,719	79,419
Viasat *	56,122	2,535,031
Viavi Solutions *	100,532	2,459,013
Vishay Intertechnology	55,005	1,108,351
Vishay Precision Group *	5,413	271,083
Vistance Networks Inc *	99,106	1,783,908
Vuzix *	30,217	79,471
Weave Communications *	27,255	177,158
Whitefiber *	4,899	95,579
WM Technology *	41,513	32,085
Workiva, Cl A *	22,825	1,757,982
Xerox Holdings	53,269	116,659
Xperi *	20,707	117,202
Yext *	45,851	328,293
Zeta Global Holdings, Cl A *	85,576	1,590,002
		181,707,297
Materials — 4.3%
AdvanSix	11,848	187,672
Alpha Metallurgical Resources *	5,314	1,114,877
American Battery Technology *	51,102	206,452
American Vanguard *	11,967	60,792
Ardagh Metal Packaging	63,040	276,746

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Arq *	14,905	$53,062
Ascent Industries *	3,687	59,766
ASP Isotopes *	41,793	264,968
Aspen Aerogels *	29,985	101,049
Avient	41,745	1,509,082
Balchem	14,910	2,537,235
Cabot	24,167	1,744,616
Century Aluminum *	23,981	1,087,059
Chemours	68,395	1,025,241
Clearwater Paper *	7,069	118,901
Coeur Mining *	290,803	5,944,013
Commercial Metals	50,572	3,887,470
Compass Minerals International *	15,593	389,513
Constellium, Cl A *	62,304	1,399,971
Contango ORE *	4,984	141,296
Core Molding Technologies *	3,636	70,975
Dakota Gold *	40,469	242,409
Ecovyst *	51,634	547,837
Ferroglobe PLC	54,015	256,571
Flotek Industries *	6,415	111,429
Friedman Industries	3,141	61,658
Greif, Cl A	11,506	812,554
Greif, Cl B	2,108	175,343
Hawkins	8,865	1,154,666
HB Fuller	24,836	1,492,644
Hecla Mining	288,702	6,501,569
Idaho Strategic Resources *	6,450	232,587
Ingevity *	16,508	1,086,061
Innospec	11,259	920,085
Intrepid Potash *	4,826	158,486
Ivanhoe Electric *	48,379	826,797
Kaiser Aluminum	7,310	896,352
Knife River *	25,972	1,744,539
Koppers Holdings	8,579	252,737
Kronos Worldwide	10,115	53,104
LSB Industries *	24,339	226,109
Magnera *	14,409	188,326
Materion	9,396	1,299,279
Mativ Holdings	24,432	294,406

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Metallus *	16,620	$331,569
Minerals Technologies	14,340	942,998
Myers Industries	16,822	347,711
NioCorp Developments *	48,425	285,707
O-I Glass, Cl I *	69,800	1,066,544
Olympic Steel	4,507	216,742
Perimeter Solutions *	63,196	1,652,575
Perpetua Resources *	38,591	1,027,292
PureCycle Technologies *	58,754	561,688
Quaker Chemical	6,248	960,568
Ramaco Resources, Cl A *	18,723	365,286
Ranpak Holdings, Cl A *	21,193	106,813
Rayonier Advanced Materials *	29,189	226,507
Ryerson Holding	12,257	345,893
Sensient Technologies	19,198	1,814,595
Smith-Midland *	1,274	44,768
Solesence *	8,855	11,954
Stepan	9,767	562,677
SunCoke Energy	38,441	302,146
Sylvamo	15,602	763,562
Tredegar *	12,063	103,139
TriMas	14,403	500,792
Trinseo PLC	15,935	7,171
Tronox Holdings PLC, Cl A	54,017	327,343
United States Antimony *	53,755	394,024
United States Lime & Minerals	4,916	592,525
US Gold *	5,365	93,029
USA Rare Earth *	39,842	893,258
Valhi	1,148	16,290
Warrior Met Coal	23,668	2,113,552
Worthington Steel	14,852	597,496
		59,292,518
Real Estate — 5.3%
Acadia Realty Trust ‡	59,933	1,199,259
Alexander & Baldwin ‡	33,059	685,644
Alexander’s ‡	977	239,267
Alpine Income Property Trust ‡	5,982	105,403
American Assets Trust ‡	23,550	425,313

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
American Healthcare REIT ‡	76,805	$3,602,923
American Realty Investors *	610	10,510
Apartment Investment and Management, Cl A ‡	59,709	351,089
Apple Hospitality REIT ‡	101,706	1,183,858
Armada Hoffler Properties REIT ‡	36,130	251,826
Braemar Hotels & Resorts ‡	25,614	68,389
Brandywine Realty Trust ‡	77,917	220,505
Broadstone Net Lease, Cl A ‡	86,151	1,594,655
BRT Apartments ‡	4,858	71,364
CareTrust REIT ‡	102,096	3,812,265
CBL & Associates Properties ‡	8,268	295,994
Centerspace ‡	7,650	491,666
Chatham Lodging Trust ‡	21,059	149,730
Clipper Realty ‡	6,387	22,291
Community Healthcare Trust ‡	12,387	214,047
Compass, Cl A *	291,579	3,650,569
COPT Defense Properties ‡	51,753	1,594,510
CTO Realty Growth ‡	14,219	252,672
Curbline Properties ‡	44,076	1,068,843
Cushman & Wakefield *	105,128	1,728,304
DiamondRock Hospitality ‡	93,629	859,514
Diversified Healthcare Trust ‡	99,280	576,817
Douglas Elliman *	33,194	89,624
Douglas Emmett ‡	73,274	773,774
Easterly Government Properties ‡	19,212	449,369
Empire State Realty Trust, Cl A ‡	63,248	419,334
Essential Properties Realty Trust ‡	90,239	2,739,656
eXp World Holdings	39,846	360,208
Farmland Partners ‡	17,569	203,976
Forestar Group *	8,787	228,638
Four Corners Property Trust ‡	48,084	1,185,271
Franklin Street Properties ‡	36,976	31,060
FrontView REIT ‡	9,327	153,056
FRP Holdings *	5,252	125,575
Getty Realty ‡	24,441	729,808
Gladstone Commercial ‡	20,976	244,370
Gladstone Land ‡	15,451	172,279
Global Medical REIT ‡	5,806	200,539
Global Net Lease ‡	89,644	848,032

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Hudson Pacific Properties ‡ *	23,998	$206,863
Independence Realty Trust ‡	109,270	1,824,809
Industrial Logistics Properties Trust ‡	24,161	128,778
Innovative Industrial Properties ‡	12,591	608,397
InvenTrust Properties ‡	35,434	1,041,405
JBG SMITH Properties ‡	27,055	455,606
Kennedy-Wilson Holdings	54,746	539,248
Kite Realty Group Trust ‡	98,796	2,320,718
LTC Properties ‡	20,598	751,209
LXP Industrial Trust ‡	26,418	1,309,012
Macerich ‡	115,344	2,183,462
Marcus & Millichap	10,842	294,902
Maui Land & Pineapple *	3,114	53,343
Modiv Industrial ‡	4,241	64,972
National Health Investors ‡	21,343	1,752,687
NET Lease Office Properties ‡	6,736	131,419
NETSTREIT ‡	38,037	716,617
Newmark Group, Cl A	67,217	1,198,479
NexPoint Diversified Real Estate Trust ‡	16,132	77,272
NexPoint Residential Trust ‡	10,219	308,818
One Liberty Properties ‡	8,308	179,037
Outfront Media ‡	67,154	1,633,185
Peakstone Realty Trust ‡	16,672	260,417
Pebblebrook Hotel Trust ‡	53,191	607,441
Phillips Edison ‡	57,350	2,077,791
Piedmont Office Realty Trust ‡	56,259	473,701
Postal Realty Trust, Cl A ‡	10,554	192,399
RE/MAX Holdings, Cl A *	8,490	66,052
RLJ Lodging Trust ‡	62,076	461,225
RMR Group, Cl A	7,036	106,595
Ryman Hospitality Properties ‡	28,053	2,656,619
Sabra Health Care REIT ‡	107,980	2,022,465
Safehold ‡	25,363	357,872
Saul Centers ‡	5,575	176,895
Seaport Entertainment Group *	3,425	64,698
Service Properties Trust ‡	69,866	139,033
Sila Realty Trust ‡	25,266	615,227
SITE Centers ‡	22,675	138,771
SL Green Realty ‡	32,633	1,461,306

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
SmartStop Self Storage REIT ‡	14,155	$445,033
St. Joe	17,293	1,144,624
Stratus Properties *	3,042	90,256
Strawberry Fields REIT ‡	3,339	43,808
Summit Hotel Properties ‡	48,183	212,969
Sunstone Hotel Investors ‡	82,240	721,245
Tanger ‡	50,759	1,660,835
Tejon Ranch *	9,512	153,048
Terreno Realty ‡	46,449	2,858,472
Transcontinental Realty Investors *	838	44,598
UMH Properties ‡	36,293	567,260
Universal Health Realty Income Trust ‡	5,862	232,897
Urban Edge Properties ‡	57,772	1,122,510
Veris Residential ‡	34,150	518,739
Whitestone REIT ‡	20,409	290,624
Xenia Hotels & Resorts ‡	42,933	633,262
		74,080,721
Utilities — 2.8%
American States Water	17,568	1,281,761
Avista	36,944	1,525,418
Black Hills	33,368	2,435,197
Cadiz *	24,888	140,368
California Water Service Group	27,154	1,213,784
Chesapeake Utilities	10,625	1,367,225
Consolidated Water	6,833	258,834
Genie Energy, Cl B	9,496	130,760
Global Water Resources	5,840	50,633
H2O America	15,092	785,388
Hallador Energy *	14,069	260,136
Hawaiian Electric Industries *	79,193	1,213,237
MGE Energy	16,726	1,336,073
Middlesex Water	8,279	433,654
Montauk Renewables *	31,312	54,483
New Jersey Resources	45,888	2,270,538
Northwest Natural Holding	18,664	868,996
Northwestern Energy Group	28,020	1,901,437
Oklo, Cl A *	49,362	3,930,202
ONE Gas	27,203	2,164,271

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Ormat Technologies	27,735	$3,465,211
Otter Tail	17,502	1,560,478
Portland General Electric	51,436	2,584,659
Pure Cycle *	9,320	107,926
RGC Resources	3,718	80,718
Southwest Gas Holdings	29,406	2,435,405
Spire	26,501	2,239,069
TXNM Energy	45,755	2,695,885
Unitil	8,018	408,196
York Water	6,494	218,068
		39,418,010
TOTAL UNITED STATES		1,324,876,834
TOTAL COMMON STOCK (Cost $1,210,930,275)		1,380,449,225

	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
Zimmer Biomet Holdings#(A)	28,145	—

TOTAL RIGHTS (Cost $–)		—

	Shares
SHORT-TERM INVESTMENT(B)(C) — 1.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.610% (Cost $19,992,298)	19,992,298	19,992,298
TOTAL INVESTMENTS — 101.1% (Cost $1,230,922,573)		$1,400,441,523

Percentages are based on Net Assets of $1,385,170,265.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

A list of the open futures contracts held by the Fund at January 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
E-mini Russell 2000 Index	42	Mar-2026	$5,511,946	$5,511,660	$(286)

*	Non-income producing security.
‡	Real Estate Investment Trust
#	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2026 was $19,992,298. The total value of non-cash collateral held from securities on loan as of January 31, 2026 was $–.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of January 31, 2026.

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,379,987,921	$—	$461,304	$1,380,449,225
Rights	—	—	— ^	—
Short-Term Investment	19,992,298	—	—	19,992,298
Total Investments in Securities	$1,399,980,219	$—	$461,304	$1,400,441,523

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(286)	$—	$—	$(286)
Total Other Financial Instruments	$(286)	$—	$—	$(286)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.
(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 ETF

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments		January 31, 2026 (Unaudited)
Global X U.S. Electrification ETF

	Shares	Value
COMMON STOCK — 100.0%
CANADA — 1.8%
Utilities — 1.8%
Emera	105,255	$5,216,438

UNITED KINGDOM — 4.5%
Utilities — 4.5%
National Grid PLC ADR	156,301	13,327,786

UNITED STATES — 93.7%
Consumer Discretionary — 0.0%
EVgo, Cl A *	44,686	134,505

Industrials — 22.9%
Ameresco, Cl A *	10,651	333,802
American Superconductor *	14,297	427,766
AMETEK	64,524	14,452,086
Blink Charging *	35,370	25,113
Bloom Energy, Cl A *	58,847	8,907,670
ChargePoint Holdings *	7,352	44,038
Eaton PLC	31,968	11,234,195
Energy Vault Holdings *	27,664	130,021
EnerSys	11,703	2,108,764
Eos Energy Enterprises *	87,264	1,277,545
Fluence Energy, Cl A *	19,076	586,969
FuelCell Energy *	12,139	99,418
Hubbell, Cl B	18,053	8,808,781
MasTec *	20,311	4,884,389
NuScale Power *	37,117	648,805
Plug Power *	391,520	828,065
Quanta Services	27,751	13,171,457
		67,968,884
Utilities — 70.8%
Alliant Energy	90,432	5,960,373
Ameren	93,856	9,693,448
American Electric Power	101,854	12,199,563
Avista	27,371	1,130,149
Clearway Energy, Cl C	28,377	1,025,828
Consolidated Edison	118,839	12,671,803

Schedules of Investments		January 31, 2026 (Unaudited)
Global X U.S. Electrification ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Constellation Energy	30,946	$8,685,923
Dominion Energy	197,530	11,885,380
Duke Energy	92,993	11,284,700
Edison International	125,205	7,797,767
Entergy	125,491	12,033,332
Evergy	79,890	6,129,960
Eversource Energy	130,918	9,050,361
Exelon	250,031	11,196,388
FirstEnergy	203,997	9,657,218
Genie Energy, Cl B	4,207	57,930
Hawaiian Electric Industries *	58,588	897,568
IDACORP	18,830	2,500,436
NextEra Energy	142,231	12,502,105
Northwestern Energy Group	20,960	1,422,346
OGE Energy	69,767	3,047,423
Ormat Technologies	20,418	2,551,025
Pinnacle West Capital	41,802	3,910,995
Portland General Electric	37,601	1,889,450
Public Service Enterprise Group	141,902	11,687,049
Southern	122,147	10,908,949
Talen Energy *	16,192	5,640,645
TXNM Energy	36,572	2,154,822
Vistra	59,358	9,399,339
Xcel Energy	147,194	11,195,576
		210,167,851
TOTAL UNITED STATES		278,271,240
TOTAL COMMON STOCK (Cost $284,147,475)		296,815,464
TOTAL INVESTMENTS — 100.0% (Cost $284,147,475)		$296,815,464

Percentages are based on Net Assets of $296,929,274.

*	Non-income producing security.

As of January 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Schedules of Investments		January 31, 2026 (Unaudited)
Global X U.S. Electrification ETF

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P 500 U.S. Market Leaders Top 50 ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES — 99.8%
Communication Services — 3.5%
Verizon Communications	1,318	$58,677

Consumer Discretionary — 19.6%
Amazon.com *	322	77,055
AutoZone *	6	22,226
Deckers Outdoor *	44	5,251
Domino’s Pizza	9	3,693
Home Depot	212	79,413
Lowe’s	169	45,133
Lululemon Athletica *	32	5,584
NVR *	1	7,636
O’Reilly Automotive *	267	26,275
Starbucks	342	31,447
Tapestry	62	7,868
Yum! Brands	83	12,907
		324,488
Consumer Staples — 10.9%
Altria Group	502	31,119
Kimberly-Clark	99	9,899
PepsiCo	402	61,759
Walmart	659	78,513
		181,290
Energy — 0.4%
Texas Pacific Land	18	6,270

Financials — 9.0%
Ameriprise Financial	27	14,234
Capital One Financial	186	40,721
Progressive	177	36,816
S&P Global	94	49,612
Synchrony Financial	103	7,481
		148,864
Health Care — 27.9%
AbbVie	331	73,816
Cencora	58	20,835

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P 500 U.S. Market Leaders Top 50 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Eli Lilly	75	$77,786
IDEXX Laboratories *	24	16,091
McKesson	37	30,755
Merck	760	83,805
Pfizer	1,717	45,398
Regeneron Pharmaceuticals	29	21,502
ResMed	44	11,366
UnitedHealth Group	227	65,133
Zoetis, Cl A	133	16,601
		463,088
Industrials — 8.2%
Automatic Data Processing	122	30,112
Cintas	102	19,522
Copart *	264	10,713
Lennox International	10	4,951
Lockheed Martin	61	38,687
Paychex	98	10,107
United Parcel Service, Cl B	214	22,731
		136,823
Information Technology — 20.3%
Adobe *	125	36,656
Arista Networks *	304	43,089
Cisco Systems	930	72,838
Fair Isaac *	7	10,242
GoDaddy, Cl A *	41	4,122
Intuit	84	41,909
Microsoft	156	67,125
Oracle	334	54,970

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P 500 U.S. Market Leaders Top 50 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
VeriSign	26	$6,350
		337,301
TOTAL UNITED STATES		1,656,801
TOTAL COMMON STOCK (Cost $1,734,548)		1,656,801
TOTAL INVESTMENTS — 99.8% (Cost $1,734,548)		$1,656,801

Percentages are based on Net Assets of $1,659,614.

*	Non-income producing security.

As of January 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES — 99.9%
Communication Services — 5.8%
AT&T	827	$21,676
Charter Communications, Cl A *	10	2,061
Comcast, Cl A	424	12,614
Fox, Cl A	24	1,747
Fox, Cl B	17	1,115
Live Nation Entertainment *	18	2,618
Omnicom Group	37	2,853
Paramount Skydance Corp, Cl B	36	403
Take-Two Interactive Software *	20	4,406
TKO Group Holdings, Cl A	8	1,621
T-Mobile US	56	11,044
Trade Desk, Cl A *	51	1,547
Verizon Communications	492	21,904
Walt Disney	209	23,575
Warner Bros Discovery *	289	7,959
		117,143
Consumer Discretionary — 12.2%
Amazon.com *	565	135,204
AutoZone *	1	3,704
Best Buy	11	716
Carnival *	63	1,891
Carvana, Cl A *	8	3,209
Chipotle Mexican Grill, Cl A *	76	2,954
Darden Restaurants	7	1,395
Deckers Outdoor *	8	955
Domino’s Pizza	2	821
DoorDash, Cl A *	22	4,502
DR Horton	16	2,381
eBay	26	2,372
Expedia Group	7	1,854
Ford Motor	226	3,137
General Motors	54	4,536
Genuine Parts	8	1,112
Hasbro	8	714
Hilton Worldwide Holdings	13	3,881
Home Depot	58	21,726
Lennar, Cl A	13	1,422

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Lowe’s	33	$8,813
Lululemon Athletica *	6	1,047
Marriott International, Cl A	13	4,099
MGM Resorts International *	12	402
O’Reilly Automotive *	49	4,822
Pool	2	508
PulteGroup	11	1,376
Ross Stores	19	3,584
Starbucks	66	6,069
Tapestry	12	1,523
TJX	65	9,738
Tractor Supply	30	1,526
Ulta Beauty *	3	1,942
Williams-Sonoma	7	1,433
Yum! Brands	16	2,488
		247,856
Consumer Staples — 5.1%
Altria Group	97	6,013
Church & Dwight	14	1,347
Clorox	7	790
Conagra Brands	27	500
Constellation Brands, Cl A	8	1,254
Costco Wholesale	26	24,447
Dollar General	13	1,865
Dollar Tree *	11	1,293
General Mills	31	1,434
Hershey	9	1,753
Hormel Foods	17	418
J M Smucker	6	629
Keurig Dr Pepper	78	2,140
Kimberly-Clark	19	1,900
Kraft Heinz	50	1,187
Kroger	35	2,200
Lamb Weston Holdings	8	367
McCormick	15	927
Molson Coors Beverage, Cl B	10	480
Monster Beverage *	41	3,311
PepsiCo	79	12,137

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Sysco	28	$2,348
Target	26	2,742
The Campbell’s Company	11	308
Tyson Foods, Cl A	16	1,045
Walmart	255	30,381
		103,216
Energy — 2.3%
APA	20	528
ConocoPhillips	72	7,505
Coterra Energy	44	1,269
Devon Energy	36	1,448
Diamondback Energy	11	1,803
EOG Resources	32	3,588
EQT	36	2,078
Expand Energy	14	1,574
Kinder Morgan	113	3,445
Marathon Petroleum	17	2,995
Occidental Petroleum	41	1,861
ONEOK	36	2,851
Phillips 66	23	3,302
Targa Resources	12	2,412
Texas Pacific Land	3	1,045
Valero Energy	18	3,266
Williams	71	4,776
		45,746
Financials — 15.3%
Allstate	14	2,786
American Express	28	9,861
Ameriprise Financial	5	2,636
Apollo Global Management	24	3,229
Ares Management, Cl A	11	1,646
Arthur J Gallagher	13	3,242
Assurant	3	714
Bank of America	350	18,620
Bank of New York Mellon	36	4,317
Berkshire Hathaway, Cl B *	96	46,131
Blackstone	39	5,554

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Block, Cl A *	28	$1,692
Brown & Brown	15	1,082
Capital One Financial	33	7,225
CBOE Global Markets	5	1,325
Charles Schwab	87	9,041
Chubb	19	5,882
Cincinnati Financial	8	1,287
Citizens Financial Group	22	1,386
CME Group, Cl A	19	5,492
Coinbase Global, Cl A *	12	2,337
Corpay *	4	1,259
Erie Indemnity, Cl A	1	283
Everest Group	2	663
FactSet Research Systems	2	509
Fidelity National Information Services	27	1,492
Fifth Third Bancorp	34	1,707
Fiserv *	28	1,784
Franklin Resources	16	426
Global Payments	12	861
Globe Life	4	561
Goldman Sachs Group	16	14,967
Hartford Financial Services Group	15	2,026
Huntington Bancshares	83	1,451
Interactive Brokers Group, Cl A	23	1,722
Intercontinental Exchange	30	5,213
Invesco	23	628
Jack Henry & Associates	4	717
JPMorgan Chase	142	43,436
KeyCorp	49	1,054
KKR	36	4,113
Loews	9	950
M&T Bank	8	1,773
MetLife	29	2,288
Moody’s	8	4,124
Morgan Stanley	63	11,516
Nasdaq	24	2,325
Northern Trust	10	1,494
PayPal Holdings	49	2,582
PNC Financial Services Group	20	4,466

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Principal Financial Group	10	$947
Progressive	31	6,448
Prudential Financial	18	2,000
Raymond James Financial	9	1,493
Regions Financial	45	1,283
Robinhood Markets, Cl A *	41	4,079
S&P Global	16	8,445
State Street	15	1,963
Synchrony Financial	19	1,380
T Rowe Price Group	11	1,162
Travelers	12	3,414
Truist Financial	67	3,445
US Bancorp	81	4,545
W R Berkley	16	1,097
Wells Fargo	164	14,840
Willis Towers Watson PLC	5	1,587
		310,003
Health Care — 12.6%
AbbVie	90	20,071
Amgen	27	9,231
Baxter International	26	522
Becton Dickinson	15	3,052
Biogen *	7	1,259
Bio-Techne	8	513
Boston Scientific *	75	7,015
Bristol-Myers Squibb	103	5,670
Cardinal Health	12	2,579
Cencora	10	3,592
Centene *	23	996
Charles River Laboratories International *	2	421
Cigna Group	14	3,838
Cooper *	10	814
CVS Health	64	4,769
DaVita *	2	219
Dexcom *	20	1,461
Edwards Lifesciences *	29	2,359
Elevance Health	11	3,803
Eli Lilly	40	41,486

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Gilead Sciences	63	$8,943
HCA Healthcare	8	3,906
Henry Schein *	5	377
Hologic *	11	824
Humana	6	1,171
IDEXX Laboratories *	4	2,682
Incyte *	8	801
Insulet *	4	1,023
Intuitive Surgical *	18	9,076
Johnson & Johnson	122	27,724
Labcorp Holdings	4	1,086
McKesson	6	4,987
Medtronic PLC	65	6,692
Merck	126	13,894
Moderna *	17	749
Molina Healthcare *	3	539
Pfizer	288	7,615
Quest Diagnostics	6	1,122
Regeneron Pharmaceuticals	5	3,707
ResMed	7	1,808
Solventum *	7	539
STERIS PLC	5	1,313
Stryker	17	6,282
Thermo Fisher Scientific	19	10,994
UnitedHealth Group	46	13,199
Universal Health Services, Cl B	3	604
Vertex Pharmaceuticals *	13	6,109
Zimmer Biomet Holdings	10	871
Zoetis, Cl A	22	2,746
		255,053
Industrials — 11.2%
A O Smith	6	441
Allegion PLC	5	827
AMETEK	13	2,912
Automatic Data Processing	23	5,677
Axon Enterprise *	5	2,418
Boeing *	45	10,517
Broadridge Financial Solutions	7	1,380

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Builders FirstSource *	6	$686
Carrier Global	46	2,741
Caterpillar	27	17,749
CH Robinson Worldwide	7	1,365
Cintas	20	3,828
Comfort Systems USA	2	2,284
Copart *	51	2,070
CSX	108	4,078
Cummins	8	4,631
Dayforce *	9	623
Deere	15	7,920
Delta Air Lines	37	2,438
Dover	8	1,612
Eaton PLC	23	8,083
EMCOR Group	3	2,162
Equifax	7	1,410
Fastenal	66	2,862
FedEx	13	4,189
Fortive	18	951
Generac Holdings *	3	504
General Dynamics	15	5,266
Honeywell International	37	8,418
Hubbell, Cl B	3	1,464
Huntington Ingalls Industries	2	841
Jacobs Solutions	7	947
JB Hunt Transport Services	4	811
Johnson Controls International PLC	35	4,174
L3Harris Technologies	11	3,771
Leidos Holdings	7	1,318
Lennox International	2	990
Lockheed Martin	12	7,611
Masco	12	793
Norfolk Southern	13	3,786
Northrop Grumman	8	5,538
Old Dominion Freight Line	11	1,905
PACCAR	30	3,687
Parker-Hannifin	7	6,551
Paychex	19	1,959
Paycom Software	3	404

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Pentair PLC	10	$1,054
Quanta Services	9	4,272
Republic Services, Cl A	12	2,581
Rockwell Automation	7	2,952
Rollins	17	1,077
RTX	78	15,672
Snap-On	3	1,098
Southwest Airlines	30	1,426
Stanley Black & Decker	9	708
Textron	10	881
Trane Technologies PLC	13	5,467
TransDigm Group	3	4,283
Union Pacific	34	7,993
United Airlines Holdings *	19	1,944
United Parcel Service, Cl B	43	4,567
United Rentals	4	3,128
Verisk Analytics, Cl A	8	1,740
Waste Management	22	4,889
WW Grainger	3	3,240
Xylem	14	1,930
		227,494
Information Technology — 27.4%
Adobe *	52	15,249
Akamai Technologies *	18	1,749
AppLovin, Cl A *	33	15,613
Arista Networks *	128	18,143
CDW	16	2,022
Cisco Systems	486	38,064
Cognizant Technology Solutions, Cl A	59	4,842
CrowdStrike Holdings, Cl A *	31	13,684
Datadog, Cl A *	40	5,173
Dell Technologies, Cl C	37	4,234
EPAM Systems *	7	1,460
F5 *	7	1,929
Fair Isaac *	3	4,390
First Solar *	13	2,932
Gartner *	9	1,886
Gen Digital	69	1,655

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
GoDaddy, Cl A *	17	$1,709
Intuit	34	16,963
Micron Technology	139	57,668
Microsoft	427	183,734
Motorola Solutions	21	8,453
Oracle	208	34,233
Palantir Technologies, Cl A *	282	41,338
Palo Alto Networks *	84	14,865
Roper Technologies	13	4,826
Salesforce	118	25,050
ServiceNow *	128	14,977
Skyworks Solutions	18	1,004
Super Micro Computer *	62	1,805
Teledyne Technologies *	6	3,722
Trimble *	29	1,960
Tyler Technologies *	5	1,847
VeriSign	10	2,442
Workday, Cl A *	27	4,742
		554,363
Materials — 1.3%
CF Industries Holdings	9	839
CRH PLC	39	4,774
Ecolab	15	4,230
International Paper	30	1,210
Martin Marietta Materials	4	2,608
Nucor	13	2,310
Packaging Corp of America	5	1,113
Sherwin-Williams	13	4,610
Steel Dynamics	8	1,437
Vulcan Materials	8	2,404
		25,535
Real Estate — 2.9%
Alexandria Real Estate Equities ‡	9	492
American Tower ‡	27	4,841
AvalonBay Communities ‡	8	1,421
BXP ‡	8	517
Camden Property Trust ‡	6	654

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
CBRE Group, Cl A *	17	$2,896
CoStar Group *	24	1,476
Crown Castle ‡	25	2,170
Digital Realty Trust ‡	19	3,153
Equity Residential ‡	20	1,246
Essex Property Trust ‡	4	1,007
Extra Space Storage ‡	12	1,656
Federal Realty Investment Trust ‡	5	506
Healthpeak Properties ‡	41	707
Host Hotels & Resorts ‡	37	686
Invitation Homes ‡	32	855
Iron Mountain ‡	17	1,566
Kimco Realty ‡	39	822
Mid-America Apartment Communities ‡	7	940
ProLogis ‡	54	7,050
Public Storage ‡	9	2,486
Realty Income ‡	53	3,241
Regency Centers ‡	9	656
SBA Communications, Cl A ‡	6	1,105
Simon Property Group ‡	19	3,635
UDR ‡	17	632
Ventas ‡	27	2,097
VICI Properties, Cl A ‡	62	1,741
Welltower ‡	40	7,534
Weyerhaeuser ‡	42	1,083
		58,871
Utilities — 3.8%
Alliant Energy	15	989
Ameren	16	1,653
American Electric Power	31	3,713
American Water Works	11	1,420
Atmos Energy	9	1,497
CenterPoint Energy	38	1,508
CMS Energy	18	1,287
Consolidated Edison	21	2,239
Constellation Energy	18	5,052
Dominion Energy	49	2,948
DTE Energy	12	1,613

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Duke Energy	45	$5,461
Edison International	22	1,370
Entergy	26	2,493
Evergy	13	998
Eversource Energy	22	1,521
Exelon	58	2,597
FirstEnergy	30	1,420
NextEra Energy	121	10,636
NiSource	27	1,196
NRG Energy	11	1,679
PG&E	128	1,974
Pinnacle West Capital	7	655
PPL	43	1,559
Public Service Enterprise Group	29	2,388
Sempra	38	3,306
Southern	64	5,716
Vistra	18	2,850
WEC Energy Group	19	2,103
Xcel Energy	34	2,586
		76,427
TOTAL UNITED STATES		2,021,707
TOTAL COMMON STOCK (Cost $1,954,044)		2,021,707
TOTAL INVESTMENTS — 99.9% (Cost $1,954,044)		$2,021,707

Percentages are based on Net Assets of $2,023,229.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of January 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Schedules of Investments		January 31, 2026 (Unaudited)
Global X S&P U.S. Revenue Leaders ETF

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — 99.9%
NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	14	$3,166

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	16	3,564

UNITED STATES — 99.7%
Communication Services — 11.1%
Alphabet, Cl A	329	111,202
Alphabet, Cl C	263	89,033
AT&T	402	10,536
Charter Communications, Cl A *	5	1,031
Comcast, Cl A	206	6,128
Fox, Cl A	12	873
Fox, Cl B	8	525
Live Nation Entertainment *	8	1,164
Match Group	12	374
Meta Platforms, Cl A	123	88,129
Netflix *	240	20,038
News, Cl A	20	541
News, Cl B	8	249
Omnicom Group	18	1,399
Paramount Skydance Corp, Cl B	16	179
TKO Group Holdings, Cl A	4	810
T-Mobile US	28	5,522
Trade Desk, Cl A *	24	728
Verizon Communications	240	10,685
Walt Disney	101	11,393
Warner Bros Discovery *	143	3,938
		364,477
Consumer Discretionary — 10.5%
Airbnb, Cl A *	24	3,105
Amazon.com *	546	130,658
APTIV PLC *	12	909
AutoZone *	1	3,704
Best Buy	12	781

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Booking Holdings	2	$10,004
Carnival *	60	1,801
Carvana, Cl A *	8	3,209
Chipotle Mexican Grill, Cl A *	76	2,954
Darden Restaurants	7	1,395
Deckers Outdoor *	8	955
Domino’s Pizza	2	821
DoorDash, Cl A *	21	4,297
DR Horton	16	2,381
eBay	26	2,372
Expedia Group	7	1,854
Ford Motor	223	3,095
Garmin	9	1,815
General Motors	52	4,368
Genuine Parts	8	1,112
Hasbro	8	714
Hilton Worldwide Holdings	13	3,881
Home Depot	56	20,977
Lennar, Cl A	12	1,312
Lowe’s	31	8,279
Lululemon Athletica *	6	1,047
Marriott International, Cl A	12	3,784
McDonald’s	40	12,600
NIKE, Cl B	68	4,203
Norwegian Cruise Line Holdings *	24	527
O’Reilly Automotive *	48	4,724
Pool	2	508
PulteGroup	11	1,376
Ralph Lauren, Cl A	2	707
Ross Stores	19	3,584
Royal Caribbean Cruises	14	4,545
Starbucks	64	5,885
Tapestry	12	1,523
Tesla *	158	68,005
TJX	63	9,438
Tractor Supply	32	1,628
Ulta Beauty *	3	1,942
Williams-Sonoma	7	1,432

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Yum! Brands	16	$2,488
		346,699
Consumer Staples — 5.0%
Archer-Daniels-Midland	32	2,154
Bunge Global	8	911
Church & Dwight	16	1,540
Clorox	8	902
Coca-Cola	253	18,927
Colgate-Palmolive	53	4,785
Conagra Brands	32	592
Costco Wholesale	29	27,267
Dollar General	15	2,151
Dollar Tree *	12	1,411
Estee Lauder, Cl A	16	1,845
General Mills	36	1,665
Hershey	10	1,948
Hormel Foods	20	492
J M Smucker	7	734
Keurig Dr Pepper	92	2,525
Kimberly-Clark	23	2,300
Kraft Heinz	56	1,329
Kroger	40	2,514
Lamb Weston Holdings	8	367
McCormick	16	989
Mondelez International, Cl A	84	4,912
Monster Beverage *	48	3,877
PepsiCo	89	13,673
Procter & Gamble	153	23,221
Sysco	32	2,683
Target	31	3,270
The Campbell’s Company	12	336
Tyson Foods, Cl A	20	1,307
Walmart	287	34,193
		164,820
Energy — 3.2%
APA	20	528
Baker Hughes, Cl A	56	3,138

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Chevron	106	$18,751
ConocoPhillips	69	7,192
Coterra Energy	44	1,269
Devon Energy	36	1,448
Diamondback Energy	10	1,639
EOG Resources	30	3,364
EQT	36	2,078
Expand Energy	12	1,349
Exxon Mobil	236	33,370
Halliburton	48	1,609
Kinder Morgan	112	3,415
Marathon Petroleum	16	2,819
Occidental Petroleum	40	1,816
ONEOK	36	2,851
Phillips 66	23	3,302
SLB	84	4,064
Targa Resources	12	2,412
Texas Pacific Land	3	1,045
Valero Energy	18	3,266
Williams	68	4,574
		105,299
Financials — 12.9%
Aflac	28	3,107
Allstate	15	2,985
American Express	31	10,917
American International Group	32	2,396
Ameriprise Financial	5	2,636
Aon PLC, Cl A	12	4,196
Apollo Global Management	27	3,633
Arch Capital Group *	20	1,921
Ares Management, Cl A	12	1,796
Arthur J Gallagher	15	3,741
Assurant	3	714
Bank of America	390	20,748
Bank of New York Mellon	40	4,797
Berkshire Hathaway, Cl B *	106	50,936
Blackrock	8	8,951
Blackstone	43	6,124

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Block, Cl A *	32	$1,934
Brown & Brown	16	1,154
Capital One Financial	37	8,100
CBOE Global Markets	6	1,590
Charles Schwab	97	10,080
Chubb	21	6,501
Cincinnati Financial	9	1,448
Citigroup	104	12,034
Citizens Financial Group	24	1,511
CME Group, Cl A	21	6,070
Coinbase Global, Cl A *	13	2,532
Corpay *	4	1,258
Erie Indemnity, Cl A	1	283
Everest Group	2	663
FactSet Research Systems	2	509
Fidelity National Information Services	30	1,657
Fifth Third Bancorp	40	2,009
Fiserv *	32	2,039
Franklin Resources	16	426
Global Payments	14	1,004
Globe Life	4	561
Goldman Sachs Group	17	15,902
Hartford Financial Services Group	16	2,161
Huntington Bancshares	86	1,503
Interactive Brokers Group, Cl A	24	1,797
Intercontinental Exchange	33	5,735
Invesco	24	655
Jack Henry & Associates	4	717
JPMorgan Chase	158	48,331
KeyCorp	55	1,184
KKR	40	4,570
Loews	10	1,056
M&T Bank	9	1,994
Marsh & McLennan	28	5,269
Mastercard, Cl A	47	25,323
MetLife	32	2,524
Moody’s	9	4,640
Morgan Stanley	71	12,979
MSCI, Cl A	4	2,437

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Nasdaq	27	$2,616
Northern Trust	11	1,644
PayPal Holdings	54	2,845
PNC Financial Services Group	23	5,136
Principal Financial Group	12	1,137
Progressive	34	7,072
Prudential Financial	20	2,222
Raymond James Financial	11	1,824
Regions Financial	52	1,482
Robinhood Markets, Cl A *	46	4,576
S&P Global	18	9,500
State Street	16	2,094
Synchrony Financial	20	1,453
T Rowe Price Group	12	1,268
Travelers	13	3,699
Truist Financial	74	3,805
US Bancorp	92	5,162
Visa, Cl A	98	31,539
W R Berkley	16	1,097
Willis Towers Watson PLC	6	1,905
		423,814
Health Care — 9.3%
Abbott Laboratories	172	18,800
AbbVie	175	39,027
Agilent Technologies	27	3,614
Align Technology *	7	1,141
Amgen	53	18,120
Baxter International	48	963
Becton Dickinson	28	5,697
Biogen *	14	2,518
Bio-Techne	16	1,025
Boston Scientific *	146	13,655
Cardinal Health	23	4,942
Cencora	19	6,825
Charles River Laboratories International *	5	1,052
Cigna Group	26	7,127
Cooper *	20	1,628
CVS Health	125	9,315

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Danaher	62	$13,571
DaVita *	3	328
Dexcom *	39	2,849
Edwards Lifesciences *	56	4,556
Elevance Health	22	7,606
GE HealthCare Technologies	44	3,475
Gilead Sciences	123	17,460
Henry Schein *	8	604
Hologic *	20	1,499
Humana	12	2,342
IDEXX Laboratories *	8	5,364
Incyte *	16	1,601
Insulet *	7	1,791
Intuitive Surgical *	35	17,648
IQVIA Holdings *	17	3,913
Labcorp Holdings	8	2,172
McKesson	12	9,975
Medtronic PLC	127	13,076
Mettler-Toledo International *	2	2,746
Molina Healthcare *	5	898
Quest Diagnostics	11	2,057
ResMed	14	3,616
Revvity	12	1,306
Solventum *	15	1,155
STERIS PLC	10	2,626
Stryker	34	12,565
Thermo Fisher Scientific	37	21,409
Viatris	111	1,453
Waters *	6	2,224
West Pharmaceutical Services	7	1,618
Zimmer Biomet Holdings	19	1,654
Zoetis, Cl A	44	5,492
		306,098
Industrials — 8.5%
3M	34	5,207
A O Smith	8	588
Allegion PLC	5	827
AMETEK	15	3,360

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Automatic Data Processing	26	$6,417
Axon Enterprise *	5	2,418
Boeing *	49	11,452
Broadridge Financial Solutions	7	1,380
Builders FirstSource *	7	801
Carrier Global	50	2,979
Caterpillar	30	19,721
CH Robinson Worldwide	8	1,560
Cintas	22	4,211
Comfort Systems USA	2	2,284
Copart *	56	2,272
CSX	116	4,380
Cummins	9	5,209
Dayforce *	10	693
Deere	16	8,448
Delta Air Lines	40	2,636
Dover	8	1,612
Eaton PLC	25	8,785
EMCOR Group	3	2,162
Emerson Electric	36	5,291
Equifax	8	1,611
Expeditors International of Washington	8	1,284
Fastenal	72	3,122
FedEx	14	4,512
Fortive	20	1,056
GE Aerospace	67	20,555
GE Vernova	17	12,348
Generac Holdings *	4	672
Honeywell International	40	9,101
Howmet Aerospace	25	5,202
Hubbell, Cl B	3	1,464
Huntington Ingalls Industries	2	841
IDEX	4	794
Illinois Tool Works	17	4,441
Ingersoll Rand	24	2,066
Jacobs Solutions	8	1,082
JB Hunt Transport Services	4	811
Johnson Controls International PLC	40	4,770
Leidos Holdings	8	1,506

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Lennox International	2	$990
Masco	12	793
Nordson	4	1,098
Norfolk Southern	14	4,077
Old Dominion Freight Line	12	2,078
Otis Worldwide	24	2,050
PACCAR	32	3,933
Parker-Hannifin	8	7,487
Paychex	20	2,063
Paycom Software	3	404
Pentair PLC	10	1,054
Quanta Services	9	4,272
Republic Services, Cl A	13	2,796
Rockwell Automation	7	2,952
Rollins	16	1,013
Snap-On	3	1,098
Southwest Airlines	32	1,521
Stanley Black & Decker	8	629
Textron	12	1,057
Trane Technologies PLC	14	5,888
TransDigm Group	4	5,710
Uber Technologies *	132	10,567
Union Pacific	37	8,699
United Airlines Holdings *	20	2,046
United Parcel Service, Cl B	48	5,099
United Rentals	4	3,128
Veralto	16	1,584
Verisk Analytics, Cl A	9	1,957
Wabtec	11	2,532
Waste Management	23	5,112
WW Grainger	3	3,240
Xylem	16	2,206
		281,064
Information Technology — 33.2%
Accenture PLC, Cl A	35	9,227
Adobe *	23	6,745
Advanced Micro Devices *	91	21,542
Akamai Technologies *	8	777

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Amphenol, Cl A	68	$9,798
Analog Devices	28	8,705
Apple	826	214,331
Applied Materials	45	14,504
AppLovin, Cl A *	15	7,097
Arista Networks *	58	8,221
Autodesk *	12	3,034
Broadcom	264	87,463
Cadence Design Systems *	15	4,445
CDW	8	1,011
Cisco Systems	221	17,309
Cognizant Technology Solutions, Cl A	28	2,298
Corning	44	4,543
CrowdStrike Holdings, Cl A *	14	6,180
Datadog, Cl A *	19	2,457
Dell Technologies, Cl C	16	1,831
EPAM Systems *	3	626
F5 *	3	827
Fair Isaac *	1	1,463
First Solar *	6	1,353
Fortinet *	36	2,925
Gartner *	4	838
Gen Digital	32	768
GoDaddy, Cl A *	8	804
Hewlett Packard Enterprise	72	1,549
HP	52	1,011
Intel *	247	11,478
International Business Machines	52	15,948
Intuit	16	7,983
Jabil	6	1,423
Keysight Technologies *	10	2,163
KLA	7	9,996
Lam Research	70	16,342
Microchip Technology	32	2,429
Micron Technology	63	26,137
Microsoft	415	178,570
Monolithic Power Systems	3	3,373
Motorola Solutions	9	3,623
NetApp	11	1,060

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
NVIDIA	1,358	$259,555
ON Semiconductor *	24	1,437
Oracle	94	15,471
Palantir Technologies, Cl A *	128	18,764
Palo Alto Networks *	38	6,725
PTC *	7	1,093
QUALCOMM	60	9,095
Roper Technologies	6	2,227
Salesforce	53	11,251
Seagate Technology Holdings	12	4,892
ServiceNow *	58	6,787
Skyworks Solutions	8	446
Super Micro Computer *	28	815
Synopsys *	10	4,651
Teledyne Technologies *	3	1,861
Teradyne	9	2,170
Texas Instruments	51	10,993
Trimble *	12	811
Tyler Technologies *	2	739
VeriSign	5	1,221
Western Digital	20	5,005
Workday, Cl A *	12	2,108
Zebra Technologies, Cl A *	3	705
		1,093,029
Materials — 1.9%
Air Products & Chemicals	12	3,270
Albemarle	7	1,194
Amcor PLC	26	1,150
Avery Dennison	4	742
Ball	16	910
CF Industries Holdings	8	746
Corteva	38	2,766
CRH PLC	37	4,529
Dow	40	1,102
DuPont de Nemours	24	1,054
Ecolab	14	3,948
Freeport-McMoRan	80	4,818
International Flavors & Fragrances	16	1,117

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
International Paper	28	$1,129
Linde PLC	26	11,881
LyondellBasell Industries, Cl A	16	784
Martin Marietta Materials	3	1,956
Mosaic	16	440
Newmont	62	6,966
Nucor	12	2,133
Packaging Corp of America	5	1,113
PPG Industries	12	1,388
Sherwin-Williams	13	4,610
Smurfit WestRock PLC	28	1,166
Steel Dynamics	8	1,437
Vulcan Materials	7	2,104
		64,453
Real Estate — 1.9%
American Tower ‡	28	5,020
AvalonBay Communities ‡	8	1,421
BXP ‡	8	517
Camden Property Trust ‡	6	654
CBRE Group, Cl A *	18	3,066
CoStar Group *	26	1,599
Crown Castle ‡	27	2,344
Digital Realty Trust ‡	20	3,319
Equinix ‡	6	4,926
Equity Residential ‡	20	1,246
Essex Property Trust ‡	4	1,008
Extra Space Storage ‡	12	1,656
Federal Realty Investment Trust ‡	4	405
Host Hotels & Resorts ‡	40	741
Invitation Homes ‡	36	962
Iron Mountain ‡	19	1,751
Kimco Realty ‡	40	843
Mid-America Apartment Communities ‡	8	1,074
ProLogis ‡	56	7,311
Public Storage ‡	10	2,762
Realty Income ‡	56	3,425
Regency Centers ‡	12	875
SBA Communications, Cl A ‡	7	1,289

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Simon Property Group ‡	20	$3,826
UDR ‡	20	743
Welltower ‡	41	7,723
Weyerhaeuser ‡	44	1,134
		61,640
Utilities — 2.2%
AES	40	586
Alliant Energy	16	1,055
Ameren	16	1,652
American Electric Power	31	3,713
American Water Works	11	1,420
Atmos Energy	9	1,497
CenterPoint Energy	36	1,429
CMS Energy	16	1,144
Consolidated Edison	20	2,133
Constellation Energy	17	4,772
Dominion Energy	48	2,888
DTE Energy	12	1,613
Duke Energy	43	5,218
Edison International	20	1,246
Entergy	24	2,301
Evergy	12	921
Eversource Energy	20	1,383
Exelon	56	2,508
FirstEnergy	28	1,325
NextEra Energy	116	10,196
NiSource	28	1,240
NRG Energy	11	1,679
PG&E	124	1,912
Pinnacle West Capital	7	655
PPL	40	1,450
Public Service Enterprise Group	28	2,306
Sempra	36	3,132
Southern	62	5,537
Vistra	18	2,850
WEC Energy Group	19	2,103

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	32	$2,434
		74,298
TOTAL UNITED STATES		3,285,691
TOTAL COMMON STOCK (Cost $3,209,374)		3,292,421
TOTAL INVESTMENTS — 99.9% (Cost $3,209,374)		$3,292,421

Percentages are based on Net Assets of $3,295,759.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of January 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2026 (Unaudited)
Glossary (abbreviations used in preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt
CDI — Chess Depositary Interest
Cl — Class
ETF — Exchange-Traded Fund
GDR — Global Depositary Receipt
H15T5Y — Harmonized Index of Consumer Prices
ICE — Intercontinental Exchange
KSCP — Kuwaiti Shareholding Company Public
LIBOR — London Interbank Offered Rate
MSCI — Morgan Stanley Capital International
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
REIT — Real Estate Investment Trust
S&P — Standard & Poor’s
TSFR3M — Term Secured Overnight Financing Rate 3 Month
US0003M — ICE LIBOR USD 3 Month

GLX-QH-003-2900

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK(A) — 101.1%
NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	13,719	$3,102,415

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	15,849	3,530,840

UNITED STATES — 100.9%
Communication Services — 11.1%
Alphabet, Cl A	314,966	106,458,508
Alphabet, Cl C	251,726	85,216,803
AT&T	383,068	10,040,212
Charter Communications, Cl A *	4,680	964,642
Comcast, Cl A	196,108	5,834,213
Electronic Arts	12,238	2,495,573
Fox, Cl A	11,244	818,338
Fox, Cl B	7,832	513,544
Live Nation Entertainment *	8,502	1,236,616
Match Group	12,385	385,793
Meta Platforms, Cl A	117,896	84,472,484
Netflix *	229,214	19,137,077
News, Cl A	19,767	534,302
News, Cl B	6,529	203,052
Omnicom Group	17,295	1,332,407
Paramount Skydance Corp, Cl B	15,556	174,383
Take-Two Interactive Software *	9,413	2,073,684
TKO Group Holdings, Cl A	3,497	708,422
T-Mobile US	25,927	5,113,064
Trade Desk, Cl A *	23,747	720,246
Verizon Communications	227,817	10,142,413
Walt Disney	96,485	10,883,508
Warner Bros Discovery *	133,506	3,676,755
		353,136,039
Consumer Discretionary — 10.6%
Airbnb, Cl A *	23,147	2,994,527
Amazon.com *	526,708	126,041,224
APTIV PLC *	11,561	875,746

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
AutoZone *	894	$3,311,635
Best Buy	10,398	676,910
Booking Holdings	1,733	8,668,189
Carnival *	58,157	1,745,873
Carvana, Cl A *	7,703	3,089,750
Chipotle Mexican Grill, Cl A *	71,117	2,764,318
Darden Restaurants	6,286	1,253,114
Deckers Outdoor *	7,788	929,420
Domino’s Pizza	1,661	681,558
DoorDash, Cl A *	20,167	4,126,572
DR Horton	14,964	2,227,242
eBay	24,507	2,235,529
Expedia Group	6,278	1,662,666
Ford Motor	210,793	2,925,807
Garmin	8,757	1,765,761
General Motors	50,259	4,221,756
Genuine Parts	7,469	1,038,116
Hasbro	7,076	631,958
Hilton Worldwide Holdings	12,539	3,743,017
Home Depot	53,853	20,172,795
Las Vegas Sands	16,397	864,614
Lennar, Cl A	11,683	1,277,536
Lowe’s	30,304	8,092,986
Lululemon Athletica *	5,841	1,019,254
Marriott International, Cl A	12,175	3,838,777
McDonald’s	38,503	12,128,445
MGM Resorts International *	10,530	353,176
NIKE, Cl B	64,093	3,961,588
Norwegian Cruise Line Holdings *	24,084	528,885
NVR *	155	1,183,538
O’Reilly Automotive *	45,511	4,478,738
Pool	1,732	440,084
PulteGroup	10,584	1,323,953
Ralph Lauren, Cl A	2,035	719,189
Ross Stores	17,675	3,334,389
Royal Caribbean Cruises	13,674	4,439,264
Starbucks	61,362	5,642,236
Tapestry	11,011	1,397,406
Tesla *	152,133	65,479,565

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
TJX	60,155	$9,011,821
Tractor Supply	28,590	1,454,659
Ulta Beauty *	2,418	1,565,316
Williams-Sonoma	6,583	1,347,211
Wynn Resorts	4,515	485,137
Yum! Brands	15,085	2,345,717
		334,496,967
Consumer Staples — 5.0%
Altria Group	90,604	5,616,542
Archer-Daniels-Midland	25,954	1,746,964
Brown-Forman, Cl B	8,962	245,290
Bunge Global	7,209	820,961
Church & Dwight	12,994	1,250,673
Clorox	6,501	733,248
Coca-Cola	209,371	15,663,045
Colgate-Palmolive	43,438	3,922,017
Conagra Brands	25,073	464,101
Constellation Brands, Cl A	7,600	1,190,920
Costco Wholesale	23,975	22,542,494
Dollar General	11,956	1,714,849
Dollar Tree *	10,344	1,216,351
Estee Lauder, Cl A	13,312	1,534,607
General Mills	28,629	1,324,378
Hershey	7,926	1,543,588
Hormel Foods	14,984	368,756
J M Smucker	5,674	594,976
Kenvue	102,614	1,785,484
Keurig Dr Pepper	73,006	2,003,285
Kimberly-Clark	17,950	1,794,820
Kraft Heinz	45,897	1,089,595
Kroger	33,050	2,077,193
Lamb Weston Holdings	7,214	331,339
McCormick	13,417	829,573
Molson Coors Beverage, Cl B	8,860	425,634
Mondelez International, Cl A	69,541	4,066,062
Monster Beverage *	38,379	3,099,488
PepsiCo	73,931	11,358,020
Philip Morris International	84,189	15,106,874

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Procter & Gamble	126,391	$19,182,362
Sysco	25,931	2,174,314
Target	24,426	2,576,210
The Campbell’s Company	10,086	282,206
Tyson Foods, Cl A	15,177	991,513
Walmart	237,309	28,272,994
		159,940,726
Energy — 3.2%
APA	18,426	486,631
Baker Hughes, Cl A	53,070	2,974,043
Chevron	102,369	18,109,076
ConocoPhillips	66,735	6,955,789
Coterra Energy	40,911	1,180,282
Devon Energy	33,931	1,364,365
Diamondback Energy	10,040	1,646,058
EOG Resources	29,208	3,275,093
EQT	33,675	1,944,058
Expand Energy	12,561	1,411,982
Exxon Mobil	228,198	32,267,197
Halliburton	45,407	1,522,043
Kinder Morgan	105,344	3,211,938
Marathon Petroleum	16,335	2,878,064
Occidental Petroleum	38,895	1,765,444
ONEOK	34,148	2,704,180
Phillips 66	21,930	3,148,271
SLB	80,473	3,893,284
Targa Resources	11,654	2,342,221
Texas Pacific Land	3,062	1,066,678
Valero Energy	16,569	3,006,114
Williams	65,798	4,425,573
		101,578,384
Financials — 13.0%
Aflac	25,626	2,843,205
Allstate	14,251	2,835,806
American Express	29,054	10,231,947
American International Group	28,967	2,169,049
Ameriprise Financial	5,178	2,729,790

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Aon PLC, Cl A	11,563	$4,042,887
Apollo Global Management	25,003	3,363,904
Arch Capital Group *	19,362	1,859,526
Ares Management, Cl A	11,026	1,650,261
Arthur J Gallagher	14,005	3,492,427
Assurant	2,629	626,044
Bank of America	363,446	19,335,327
Bank of New York Mellon	37,612	4,510,431
Berkshire Hathaway, Cl B *	99,268	47,701,252
Blackrock	7,881	8,818,366
Blackstone	39,865	5,677,573
Block, Cl A *	29,592	1,788,245
Brown & Brown	15,659	1,129,014
Capital One Financial	34,329	7,515,648
Cboe Global Markets	5,679	1,505,276
Charles Schwab	90,281	9,382,002
Chubb	19,774	6,121,239
Cincinnati Financial	8,420	1,354,694
Citigroup	96,711	11,190,430
Citizens Financial Group	23,050	1,451,689
CME Group, Cl A	19,478	5,630,311
Coinbase Global, Cl A *	12,293	2,393,939
Corpay *	3,709	1,166,963
Erie Indemnity, Cl A	1,516	429,043
Everest Group	2,201	729,147
FactSet Research Systems	1,952	496,511
Fidelity National Information Services	28,101	1,552,580
Fifth Third Bancorp	35,501	1,782,860
Fiserv *	28,849	1,838,547
Franklin Resources	15,790	420,330
Global Payments	12,928	927,455
Globe Life	4,266	598,179
Goldman Sachs Group	16,390	15,331,370
Hartford Financial Services Group	15,124	2,042,647
Huntington Bancshares	84,075	1,469,631
Interactive Brokers Group, Cl A	24,079	1,803,036
Intercontinental Exchange	30,767	5,346,689
Invesco	23,315	636,266
Jack Henry & Associates	3,839	687,987

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
JPMorgan Chase	147,352	$45,073,503
KeyCorp	49,970	1,075,354
KKR	37,031	4,231,162
Loews	9,083	958,892
M&T Bank	8,315	1,842,355
Marsh & McLennan	26,407	4,969,533
Mastercard, Cl A	44,377	23,909,884
MetLife	30,083	2,372,947
Moody’s	8,270	4,263,681
Morgan Stanley	65,290	11,935,012
MSCI, Cl A	4,057	2,471,606
Nasdaq	24,484	2,372,255
Northern Trust	10,187	1,522,243
PayPal Holdings	50,348	2,652,836
PNC Financial Services Group	21,405	4,779,737
Principal Financial Group	10,696	1,013,125
Progressive	31,655	6,584,240
Prudential Financial	18,955	2,106,090
Raymond James Financial	9,535	1,581,475
Regions Financial	47,312	1,348,392
Robinhood Markets, Cl A *	42,388	4,216,758
S&P Global	16,918	8,929,151
State Street	15,234	1,993,521
Synchrony Financial	19,289	1,400,960
T Rowe Price Group	11,717	1,238,253
Travelers	12,190	3,468,177
Truist Financial	68,895	3,542,581
US Bancorp	83,831	4,703,757
Visa, Cl A	91,338	29,395,309
W R Berkley	16,156	1,107,978
Wells Fargo	169,773	15,362,759
Willis Towers Watson PLC	5,225	1,658,781
		412,691,830
Health Care — 9.5%
Abbott Laboratories	94,000	10,274,200
AbbVie	95,603	21,320,425
Agilent Technologies	15,274	2,044,425
Align Technology *	3,489	568,812

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Amgen	29,112	$9,952,811
Baxter International	27,199	545,884
Becton Dickinson	15,595	3,173,271
Biogen *	7,921	1,424,909
Bio-Techne	8,200	525,538
Boston Scientific *	80,046	7,486,702
Bristol-Myers Squibb	109,885	6,049,169
Cardinal Health	12,791	2,748,530
Cencora	10,490	3,768,218
Centene *	24,704	1,070,177
Charles River Laboratories International *	2,566	540,092
Cigna Group	14,568	3,993,234
Cooper *	10,552	858,722
CVS Health	68,506	5,105,067
Danaher	33,946	7,430,440
DaVita *	1,746	190,908
Dexcom *	20,994	1,533,402
Edwards Lifesciences *	31,543	2,566,338
Elevance Health	12,155	4,202,470
Eli Lilly	43,003	44,600,561
GE HealthCare Technologies	24,550	1,938,713
Gilead Sciences	67,044	9,516,896
HCA Healthcare	8,694	4,245,019
Henry Schein *	5,277	398,308
Hologic *	11,742	879,828
Humana	6,444	1,257,869
IDEXX Laboratories *	4,316	2,893,705
Incyte *	8,828	883,418
Insulet *	3,723	952,381
Intuitive Surgical *	19,329	9,746,068
IQVIA Holdings *	9,135	2,102,420
Johnson & Johnson	130,386	29,630,219
Labcorp Holdings	4,436	1,204,463
McKesson	6,747	5,608,174
Medtronic PLC	69,261	7,131,113
Merck	134,216	14,799,998
Mettler-Toledo International *	1,130	1,551,761
Moderna *	18,433	812,342
Molina Healthcare *	2,666	478,787

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Pfizer	307,154	$8,121,152
Quest Diagnostics	6,005	1,123,115
Regeneron Pharmaceuticals	5,443	4,035,712
ResMed	7,830	2,022,567
Revvity	6,032	656,282
Solventum *	7,743	595,979
STERIS PLC	5,329	1,399,395
Stryker	18,751	6,929,620
Thermo Fisher Scientific	20,330	11,763,141
UnitedHealth Group	48,981	14,054,118
Universal Health Services, Cl B	2,904	584,459
Vertex Pharmaceuticals *	13,870	6,517,513
Viatris	61,489	804,891
Waters *	3,158	1,170,734
West Pharmaceutical Services	3,844	888,425
Zimmer Biomet Holdings	10,498	914,061
Zoetis, Cl A	23,966	2,991,436
		302,578,387
Industrials — 8.7%
3M	28,666	4,390,485
A O Smith	5,949	437,192
Allegion PLC	4,630	765,756
AMETEK	12,547	2,810,277
Automatic Data Processing	21,835	5,389,315
Axon Enterprise *	4,401	2,128,236
Boeing *	41,975	9,810,397
Broadridge Financial Solutions	6,269	1,235,683
Builders FirstSource *	5,895	674,388
Carrier Global	42,549	2,535,069
Caterpillar	25,301	16,631,865
CH Robinson Worldwide	6,371	1,242,026
Cintas	18,563	3,552,773
Comfort Systems USA	1,883	2,150,574
Copart *	48,243	1,957,701
CSX	100,310	3,787,706
Cummins	7,640	4,422,185
Dayforce *	8,478	587,271
Deere	13,747	7,258,416

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Delta Air Lines	34,881	$2,298,309
Dover	7,417	1,494,451
Eaton PLC	20,989	7,375,954
EMCOR Group	2,414	1,739,842
Emerson Electric	30,297	4,452,447
Equifax	6,547	1,318,566
Expeditors International of Washington	7,220	1,159,099
Fastenal	61,731	2,676,656
FedEx	11,713	3,774,514
Fortive	17,024	899,037
GE Aerospace	57,045	17,500,836
GE Vernova	14,835	10,775,699
Generac Holdings *	3,037	510,338
General Dynamics	13,687	4,805,369
Honeywell International	34,275	7,798,248
Howmet Aerospace	21,937	4,564,651
Hubbell, Cl B	2,920	1,424,785
Huntington Ingalls Industries	2,069	870,035
IDEX	3,976	789,435
Illinois Tool Works	14,229	3,717,469
Ingersoll Rand	19,492	1,678,066
Jacobs Solutions	6,419	868,234
JB Hunt Transport Services	4,068	824,665
Johnson Controls International PLC	32,917	3,925,681
L3Harris Technologies	10,062	3,449,757
Leidos Holdings	6,854	1,290,471
Lennox International	1,683	833,220
Lockheed Martin	11,068	7,019,547
Masco	11,282	745,627
Nordson	2,809	771,155
Norfolk Southern	12,103	3,524,878
Northrop Grumman	7,239	5,011,270
Old Dominion Freight Line	9,926	1,719,183
Otis Worldwide	21,084	1,800,995
PACCAR	28,296	3,477,861
Parker-Hannifin	6,898	6,455,424
Paychex	17,540	1,808,900
Paycom Software	2,505	337,549
Pentair PLC	8,763	923,357

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Quanta Services	8,222	$3,902,408
Republic Services, Cl A	10,789	2,320,606
Rockwell Automation	6,043	2,548,031
Rollins	15,648	991,144
RTX	72,495	14,566,420
Snap-On	2,749	1,006,436
Southwest Airlines	27,893	1,325,475
Stanley Black & Decker	8,213	646,035
Textron	9,415	829,085
Trane Technologies PLC	12,134	5,103,318
TransDigm Group	3,067	4,378,265
Uber Technologies *	112,270	8,987,214
Union Pacific	32,031	7,530,488
United Airlines Holdings *	17,532	1,793,874
United Parcel Service, Cl B	39,832	4,230,955
United Rentals	3,417	2,672,299
Veralto	13,279	1,314,355
Verisk Analytics, Cl A	7,462	1,622,687
Wabtec	9,166	2,109,463
Waste Management	20,244	4,499,027
WW Grainger	2,473	2,670,692
Xylem	13,221	1,822,779
		275,049,951
Information Technology — 33.6%
Accenture PLC, Cl A	33,501	8,832,204
Adobe *	22,607	6,629,503
Advanced Micro Devices *	88,062	20,846,917
Akamai Technologies *	7,664	744,558
Amphenol, Cl A	66,177	9,534,782
Analog Devices	26,559	8,256,662
Apple	800,072	207,602,683
Applied Materials	43,098	13,891,347
AppLovin, Cl A *	14,629	6,921,126
Arista Networks *	55,761	7,903,564
Autodesk *	11,442	2,893,338
Broadcom	255,667	84,702,477
Cadence Design Systems *	14,852	4,401,539
CDW	7,001	884,856

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cisco Systems	213,119	$16,691,480
Cognizant Technology Solutions, Cl A	26,167	2,147,264
Corning	42,026	4,339,184
Crowdstrike Holdings, Cl A *	13,724	6,057,842
Datadog, Cl A *	17,656	2,283,274
Dell Technologies, Cl C	16,330	1,868,805
EPAM Systems *	2,898	604,523
F5 *	3,036	836,752
Fair Isaac *	1,301	1,903,584
First Solar *	5,828	1,314,330
Fortinet *	33,959	2,759,508
Gartner *	3,919	821,462
Gen Digital	30,050	720,899
GoDaddy, Cl A *	7,255	729,273
Hewlett Packard Enterprise	70,663	1,520,668
HP	50,284	977,521
Intel *	242,387	11,263,724
International Business Machines	50,574	15,511,046
Intuit	15,240	7,603,541
Jabil	5,720	1,356,727
Keysight Technologies *	9,250	2,001,052
KLA	7,106	10,146,942
Lam Research	67,939	15,861,039
Microchip Technology	29,317	2,225,747
Micron Technology	60,736	25,198,152
Microsoft	402,433	173,162,896
Monolithic Power Systems	2,613	2,937,404
Motorola Solutions	8,965	3,608,771
NetApp	10,728	1,033,643
NVIDIA	1,315,739	251,477,195
ON Semiconductor *	21,704	1,299,853
Oracle	90,991	14,975,299
Palantir Technologies, Cl A *	123,589	18,116,911
Palo Alto Networks *	36,946	6,538,334
PTC *	6,468	1,009,849
QNITY Electronics	11,182	1,075,485
QUALCOMM	57,856	8,770,391
Roper Technologies	5,901	2,190,628
Salesforce	51,483	10,929,326

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
SANDISK *	7,493	$4,317,841
Seagate Technology Holdings	11,611	4,733,689
ServiceNow *	56,018	6,554,666
Skyworks Solutions	7,724	430,690
Super Micro Computer *	26,723	777,906
Synopsys *	10,031	4,665,569
Teledyne Technologies *	2,527	1,567,498
Teradyne	8,468	2,041,211
Texas Instruments	49,089	10,581,134
Trimble *	12,640	854,464
Tyler Technologies *	2,275	840,385
VeriSign	4,458	1,088,777
Western Digital	18,577	4,648,523
Workday, Cl A *	11,670	2,049,602
Zebra Technologies, Cl A *	2,653	623,402
		1,063,691,237
Materials — 2.0%
Air Products & Chemicals	11,998	3,269,455
Albemarle	6,333	1,080,600
Amcor PLC	24,807	1,097,710
Avery Dennison	4,172	773,948
Ball	14,323	814,549
CF Industries Holdings	8,561	798,142
Corteva	36,329	2,644,751
CRH PLC	36,154	4,425,611
Dow	38,111	1,049,958
DuPont de Nemours	22,487	987,629
Ecolab	13,986	3,943,912
Freeport-McMoRan	77,595	4,673,547
International Flavors & Fragrances	13,581	948,090
International Paper	28,223	1,137,951
Linde PLC	25,232	11,530,267
LyondellBasell Industries, Cl A	13,680	670,320
Martin Marietta Materials	3,304	2,154,043
Mosaic	16,563	455,482
Newmont	58,941	6,622,021
Nucor	12,300	2,185,956
Packaging Corp of America	4,769	1,061,341

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
PPG Industries	12,052	$1,393,573
Sherwin-Williams	12,600	4,468,464
Smurfit WestRock PLC	27,873	1,160,353
Steel Dynamics	7,412	1,330,973
Vulcan Materials	7,096	2,132,632
		62,811,278
Real Estate — 1.9%
Alexandria Real Estate Equities ‡	8,117	443,513
American Tower ‡	25,494	4,570,564
AvalonBay Communities ‡	7,621	1,354,023
BXP ‡	7,793	503,973
Camden Property Trust ‡	5,674	618,750
CBRE Group, Cl A *	15,761	2,684,571
CoStar Group *	22,786	1,401,339
Crown Castle ‡	23,619	2,050,365
Digital Realty Trust ‡	17,551	2,912,588
Equinix ‡	5,500	4,515,115
Equity Residential ‡	18,748	1,168,375
Essex Property Trust ‡	3,410	858,877
Extra Space Storage ‡	11,436	1,577,825
Federal Realty Investment Trust ‡	4,085	413,239
Healthpeak Properties ‡	36,609	631,139
Host Hotels & Resorts ‡	33,613	622,849
Invitation Homes ‡	30,188	806,925
Iron Mountain ‡	15,848	1,460,076
Kimco Realty ‡	36,163	762,316
Mid-America Apartment Communities ‡	6,288	844,478
ProLogis ‡	50,137	6,545,887
Public Storage ‡	8,482	2,342,644
Realty Income ‡	49,485	3,026,503
Regency Centers ‡	8,722	635,572
SBA Communications, Cl A ‡	5,759	1,060,290
Simon Property Group ‡	17,743	3,394,413
UDR ‡	15,931	591,837
Ventas ‡	24,402	1,895,303
VICI Properties, Cl A ‡	57,196	1,606,064
Welltower ‡	37,074	6,983,259

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Weyerhaeuser ‡	38,669	$996,887
		59,279,559
Utilities — 2.3%
AES	37,600	550,840
Alliant Energy	13,623	897,892
Ameren	14,629	1,510,883
American Electric Power	28,836	3,453,832
American Water Works	10,466	1,351,475
Atmos Energy	8,664	1,441,170
CenterPoint Energy	35,286	1,400,501
CMS Energy	15,975	1,142,053
Consolidated Edison	19,615	2,091,547
Constellation Energy	16,840	4,726,651
Dominion Energy	45,929	2,763,548
DTE Energy	11,313	1,520,241
Duke Energy	41,933	5,088,570
Edison International	20,521	1,278,048
Entergy	24,037	2,304,908
Evergy	12,381	949,994
Eversource Energy	19,835	1,371,194
Exelon	54,423	2,437,062
FirstEnergy	27,735	1,312,975
NextEra Energy	112,525	9,890,947
NiSource	25,636	1,135,418
NRG Energy	10,236	1,562,321
PG&E	117,789	1,816,306
Pinnacle West Capital	6,284	587,931
PPL	39,937	1,447,716
Public Service Enterprise Group	27,101	2,232,038
Sempra	35,195	3,062,317
Southern	59,424	5,307,157
Vistra	17,225	2,727,579
WEC Energy Group	17,321	1,916,915
Xcel Energy	32,115	2,442,667
		71,722,696
TOTAL UNITED STATES		3,196,977,054
TOTAL COMMON STOCK (Cost $1,986,796,670)		3,203,610,309

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
EXCHANGE-TRADED FUND — 0.1%
Domestic Equity — 0.1%
Global X U.S. 500 ETF (A)(B)	40,000	$3,324,860
TOTAL EXCHANGE-TRADED FUND (Cost $3,178,873)		3,324,860
TOTAL INVESTMENTS — 101.2% (Cost $1,989,975,543)		$3,206,935,169

WRITTEN OPTIONS— (1.4)%
(Premiums Received $(55,947,053))		$(42,919,500)

Percentages are based on Net Assets of $3,167,757,366.

A list of exchange-traded option contracts held by the Fund at January 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.4)%
Call Options
S&P 500 Index	(4,615)	$(3,202,362,345)	$6,945.00	2/20/2026	$(42,919,500)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $3,205,843,433.
(B)	Affiliated investment.

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,203,610,309	$—	$—	$3,203,610,309
Exchange-Traded Fund	3,324,860	—	—	3,324,860
Total Investments in Securities	$3,206,935,169	$—	$—	$3,206,935,169

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(42,919,500)	$—	$—	$(42,919,500)
Total Other Financial Instruments	$(42,919,500)	$—	$—	$(42,919,500)

Schedules of Investments	January 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended January 31, 2026:

Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 1/31/2026	Income	Capital Gains
Global X U.S. 500 ETF
$3,295,964	$—	$—	$28,896	$—	$3,324,860	$9,807	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK(A) — 101.9%
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	22,809	$48,988,942

CANADA — 1.1%
Industrials — 0.3%
Thomson Reuters	200,258	22,154,543

Information Technology — 0.8%
Shopify, Cl A *	547,640	71,866,797

TOTAL CANADA		94,021,340
CHINA — 0.4%
Consumer Discretionary — 0.4%
PDD Holdings ADR *	287,686	29,070,670

NETHERLANDS — 1.0%
Information Technology — 1.0%
ASML Holding	37,764	53,738,172
NXP Semiconductors	113,312	25,624,376

TOTAL NETHERLANDS		79,362,548
UNITED KINGDOM — 0.3%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners PLC	203,699	18,679,198

Information Technology — 0.1%
ARM Holdings PLC ADR *	58,200	6,131,952

TOTAL UNITED KINGDOM		24,811,150
UNITED STATES — 98.5%
Communication Services — 16.2%
Alphabet, Cl A	945,236	319,489,768
Alphabet, Cl C	878,481	297,392,173
Charter Communications, Cl A *	58,069	11,969,182
Comcast, Cl A	1,641,237	48,826,801
Electronic Arts	112,488	22,938,553
Meta Platforms, Cl A	477,116	341,853,614

Schedules of Investments	January 31, 2026 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Netflix *	1,899,755	$158,610,545
Take-Two Interactive Software *	83,115	18,310,234
T-Mobile US	501,098	98,821,537
Warner Bros Discovery *	1,117,261	30,769,368
		1,348,981,775
Consumer Discretionary — 12.1%
Airbnb, Cl A *	191,502	24,774,614
Amazon.com *	1,737,076	415,682,287
Booking Holdings	14,393	71,991,483
DoorDash, Cl A *	183,381	37,523,420
Marriott International, Cl A	121,174	38,206,162
O’Reilly Automotive *	380,787	37,473,249
Ross Stores	146,532	27,643,262
Starbucks	505,217	46,454,703
Tesla *	718,680	309,327,059
		1,009,076,239
Consumer Staples — 7.7%
Costco Wholesale	198,681	186,809,810
Keurig Dr Pepper	603,602	16,562,839
Kraft Heinz	512,536	12,167,605
Mondelez International, Cl A	581,857	34,021,179
Monster Beverage *	440,627	35,585,036
PepsiCo	612,469	94,093,612
Walmart	2,191,870	261,139,392
		640,379,473
Energy — 0.6%
Baker Hughes, Cl A	443,988	24,881,087
Diamondback Energy	127,509	20,905,101
		45,786,188
Financials — 0.3%
PayPal Holdings	421,185	22,192,238

Health Care — 5.0%
Alnylam Pharmaceuticals *	58,792	19,875,224
Amgen	241,133	82,438,550

Schedules of Investments	January 31, 2026 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Dexcom *	168,884	$12,335,287
GE HealthCare Technologies	202,322	15,977,368
Gilead Sciences	555,457	78,847,121
IDEXX Laboratories *	35,998	24,135,219
Insmed *	94,678	14,852,138
Intuitive Surgical *	158,724	80,031,815
Regeneron Pharmaceuticals	46,588	34,542,673
Vertex Pharmaceuticals *	114,528	53,816,707
		416,852,102
Industrials — 4.0%
Automatic Data Processing	179,596	44,327,885
Axon Enterprise *	35,546	17,189,335
Cintas	181,306	34,700,155
Copart *	430,297	17,461,452
CSX	839,438	31,697,179
Fastenal	516,534	22,396,914
Ferrovial	330,133	22,445,743
Honeywell International	284,149	64,649,580
Old Dominion Freight Line	92,886	16,087,855
PACCAR	236,676	29,089,847
Paychex	159,941	16,494,715
Verisk Analytics, Cl A	60,562	13,169,813
		329,710,473
Information Technology — 50.0%
Adobe *	186,179	54,596,992
Advanced Micro Devices *	729,954	172,802,010
Analog Devices	219,230	68,154,222
Apple	2,397,386	622,073,719
Applied Materials	357,049	115,084,034
AppLovin, Cl A *	137,754	65,172,795
Atlassian, Cl A *	77,755	9,189,086
Autodesk *	95,452	24,136,947
Broadcom	767,131	254,150,500
Cadence Design Systems *	122,909	36,425,311
Cisco Systems	1,770,953	138,701,039
Cognizant Technology Solutions, Cl A	214,687	17,617,215
Crowdstrike Holdings, Cl A *	111,656	49,285,517

Schedules of Investments	January 31, 2026 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Datadog, Cl A *	144,624	$18,702,776
Fortinet *	334,874	27,211,861
Intel *	2,137,167	99,314,151
Intuit	124,620	62,175,410
KLA	58,826	83,999,999
Lam Research	562,919	131,419,070
Marvell Technology	388,657	30,672,810
Microchip Technology	240,298	18,243,424
Micron Technology	504,589	209,343,884
Microsoft	1,205,742	518,818,725
Monolithic Power Systems	21,278	23,919,664
NVIDIA	3,942,927	753,611,638
Palantir Technologies, Cl A *	1,024,188	150,135,719
Palo Alto Networks *	310,041	54,867,956
QUALCOMM	479,559	72,696,349
Roper Technologies	47,898	17,781,175
Seagate Technology Holdings	96,273	39,249,539
Strategy, Cl A *	113,684	17,019,632
Synopsys *	83,888	39,017,567
Texas Instruments	406,933	87,714,408
Western Digital	154,183	38,581,212
Workday, Cl A *	94,699	16,631,985
Zscaler *	70,846	14,169,909
		4,152,688,250
Materials — 1.1%
Linde PLC	209,112	95,557,911

Real Estate — 0.1%
CoStar Group *	183,840	11,306,160

Utilities — 1.4%
American Electric Power	240,662	28,825,291
Constellation Energy	160,983	45,184,708
Exelon	449,689	20,137,073

Schedules of Investments	January 31, 2026 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	266,008	$20,232,569
		114,379,641
TOTAL UNITED STATES		8,186,910,450
TOTAL COMMON STOCK (Cost $4,662,478,931)		8,463,165,100
TOTAL INVESTMENTS — 101.9% (Cost $4,662,478,931)		$8,463,165,100

WRITTEN OPTIONS— (1.9)%
(Premiums Received $(196,653,567))		$(161,907,900)

Percentages are based on Net Assets of $8,308,808,837.

A list of exchange-traded option contracts held by the Fund at January 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.9)%
Call Options
Nasdaq-100	(3,311)	$(8,460,396,329)	$25,550.00	2/20/2026	$(161,907,900)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $8,460,947,599.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,463,165,100	$—	$—	$8,463,165,100
Total Investments in Securities	$8,463,165,100	$—	$—	$8,463,165,100

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(161,907,900)	$—	$—	$(161,907,900)
Total Other Financial Instruments	$(161,907,900)	$—	$—	$(161,907,900)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2026
Global X Russell 2000 Covered Call ETF

	Shares	Value
EXCHANGE-TRADED FUND — 100.8%
Domestic Equity — 100.8%
Global X Russell 2000 ETF (A)(B)(C)	12,955,497	$1,317,789,106
TOTAL EXCHANGE-TRADED FUND (Cost $1,027,071,526)		1,317,789,106

	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
Cartesian Therapeutics CVR# *(D)	1	—
Inhibrx CVR# *(D)	15,798	10,269
Novartis CVR# *(D)	26,043	10,157
OmniAb CVR# *(D)	2,421	—
OmniAb CVR# *(D)	2,421	—
Rain Oncology CVR# *(D)	1	—
TOTAL RIGHTS (Cost $–)		20,426

	Number of Warrants
WARRANTS — 0.0%
United States — 0.0%
Pulse Biosciences, Expires 6/29/30 Strike Price $11.00*(D)	1,148	1,624
TOTAL WARRANTS (Cost $–)		1,624
TOTAL INVESTMENTS — 100.8% (Cost $1,027,071,526)		$1,317,811,156

WRITTEN OPTIONS— (0.9)%
(Premiums Received $(34,082,775))		$(11,964,260)

Percentages are based on Net Assets of $1,306,710,799.

Schedules of Investments	January 31, 2026
Global X Russell 2000 Covered Call ETF

A list of exchange-traded option contracts held by the Fund at January 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.9)%
Call Options
Russell 2000 Index	(5,027)	$(1,313,928,606)	$2,680.00	2/20/2026	$(11,964,260)

*	Non-income producing security.
#	Expiration date not available.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,317,786,106.
(B)	For financial information on the Global X Russell 2000 ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.
(D)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Exchange-Traded Fund	$1,317,789,106	$—	$—	$1,317,789,106
Rights	—	—	20,426	20,426
Warrants	—	—	1,624	1,624
Total Investments in Securities	$1,317,789,106	$—	$22,050	$1,317,811,156

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(11,964,260)	$—	$—	$(11,964,260)
Total Other Financial Instruments	$(11,964,260)	$—	$—	$(11,964,260)

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Schedules of Investments	January 31, 2026
Global X Russell 2000 Covered Call ETF

 The following is a summary of the Fund’s transactions with affiliates for the period ended January 31, 2026:

Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 1/31/2026	Income	Capital Gains
Global X Russell 2000 ETF
$1,290,083,051	$109,352,094	$(152,075,759)	$61,933,207	$8,496,513	$1,317,789,106	$6,451,117	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2026

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 100.9%
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	380	$816,160

CANADA — 1.1%
Industrials — 0.3%
Thomson Reuters	3,303	365,411

Information Technology — 0.8%
Shopify, Cl A *	9,106	1,194,980

TOTAL CANADA		1,560,391
CHINA — 0.4%
Consumer Discretionary — 0.4%
PDD Holdings ADR *	5,101	515,456

NETHERLANDS — 1.0%
Information Technology — 1.0%
ASML Holding (A)	661	940,603
NXP Semiconductors	1,870	422,882

TOTAL NETHERLANDS		1,363,485
UNITED KINGDOM — 0.3%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners PLC	3,259	298,851

Information Technology — 0.1%
ARM Holdings PLC ADR *	1,075	113,262

TOTAL UNITED KINGDOM		412,113
UNITED STATES — 97.5%
Communication Services — 16.1%
Alphabet, Cl A (A)	15,717	5,312,346
Alphabet, Cl C (A)	14,609	4,945,585
Charter Communications, Cl A *	964	198,700
Comcast, Cl A (A)	27,017	803,756
Electronic Arts	1,857	378,679
Meta Platforms, Cl A (A)	7,938	5,687,577

Schedules of Investments	January 31, 2026

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Netflix *(A)	31,584	$2,636,948
Take-Two Interactive Software *	1,371	302,031
T-Mobile US	8,326	1,641,970
Warner Bros Discovery *	18,390	506,461
		22,414,053
Consumer Discretionary — 12.0%
Airbnb, Cl A *(A)	3,150	407,515
Amazon.com *(A)	28,884	6,911,941
Booking Holdings (A)	238	1,190,438
DoorDash, Cl A *	3,019	617,748
Marriott International, Cl A	1,995	629,023
O’Reilly Automotive *	6,265	616,539
Ross Stores	2,415	455,590
Starbucks	8,459	777,805
Tesla *	11,956	5,145,982
		16,752,581
Consumer Staples — 7.6%
Costco Wholesale (A)	3,289	3,092,482
Keurig Dr Pepper	10,314	283,016
Kraft Heinz	8,824	209,482
Mondelez International, Cl A	9,581	560,201
Monster Beverage *	7,251	585,591
PepsiCo	10,183	1,564,414
Walmart	36,446	4,342,177
		10,637,363
Energy — 0.6%
Baker Hughes, Cl A	7,304	409,316
Diamondback Energy	2,167	355,280
		764,596
Financials — 0.3%
PayPal Holdings	6,937	365,510

Health Care — 5.0%
Alnylam Pharmaceuticals *	979	330,961
Amgen (A)	4,011	1,371,281

Schedules of Investments	January 31, 2026

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Dexcom *	2,908	$212,400
GE HealthCare Technologies	3,461	273,315
Gilead Sciences (A)	9,233	1,310,624
IDEXX Laboratories *	602	403,617
Insmed *	1,611	252,718
Intuitive Surgical *	2,638	1,330,132
Regeneron Pharmaceuticals	773	573,141
Vertex Pharmaceuticals *	1,890	888,111
		6,946,300
Industrials — 3.9%
Automatic Data Processing	3,008	742,435
Axon Enterprise *	594	287,246
Cintas	2,986	571,490
Copart *	7,346	298,101
CSX	13,815	521,654
Fastenal	8,506	368,820
Ferrovial	5,438	369,730
Honeywell International (A)	4,721	1,074,122
Old Dominion Freight Line	1,579	273,483
PACCAR	3,900	479,349
Paychex	2,720	280,514
Verisk Analytics, Cl A	1,040	226,158
		5,493,102
Information Technology — 49.5%
Adobe *(A)	3,113	912,887
Advanced Micro Devices *(A)	12,137	2,873,192
Analog Devices	3,642	1,132,225
Apple (A)	39,846	10,339,240
Applied Materials (A)	5,940	1,914,581
AppLovin, Cl A *	2,296	1,086,261
Atlassian, Cl A *	1,241	146,661
Autodesk *	1,570	397,006
Broadcom (A)	12,754	4,225,400
Cadence Design Systems *	2,023	599,536
Cisco Systems (A)	29,445	2,306,132
Cognizant Technology Solutions, Cl A	3,657	300,093
Crowdstrike Holdings, Cl A *	1,870	825,427

Schedules of Investments	January 31, 2026

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Datadog, Cl A *	2,323	$300,410
Fortinet *	5,514	448,068
Intel *	35,534	1,651,265
Intuit	2,070	1,032,764
KLA	980	1,399,381
Lam Research	9,354	2,183,785
Marvell Technology	6,403	505,325
Microchip Technology	4,091	310,589
Micron Technology (A)	8,395	3,482,918
Microsoft (A)	20,040	8,623,012
Monolithic Power Systems	358	402,446
NVIDIA (A)	65,541	12,526,851
Palantir Technologies, Cl A *	17,034	2,497,014
Palo Alto Networks *	5,184	917,413
QUALCOMM	7,978	1,209,385
Roper Technologies	802	297,727
Seagate Technology Holdings	1,583	645,373
Strategy, Cl A *	2,033	304,360
Synopsys *	1,384	643,719
Texas Instruments	6,761	1,457,334
Western Digital	2,539	635,334
Workday, Cl A *	1,614	283,467
Zscaler *	1,197	239,412
		69,055,993
Materials — 1.1%
Linde PLC (A)	3,480	1,590,256

Real Estate — 0.1%
CoStar Group *	3,150	193,725

Utilities — 1.3%
American Electric Power	3,964	474,788
Constellation Energy	2,652	744,363
Exelon	7,214	323,043

Schedules of Investments	January 31, 2026

Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	4,224	$321,278
		1,863,472
TOTAL UNITED STATES		136,076,951
TOTAL COMMON STOCK (Cost $92,621,630)		140,744,556
TOTAL INVESTMENTS — 100.9% (Cost $92,621,630)		$140,744,556

WRITTEN OPTIONS— (1.0)%
(Premiums Received $(1,613,396))		$(1,369,200)

Percentages are based on Net Assets of $139,498,919.

A list of exchange-traded option contracts held by the Fund at January 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.0)%
Call Options
Nasdaq-100	(28)	$(71,546,692)	$25,550.00	2/20/2026	$(1,369,200)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $73,105,422.

Schedules of Investments	January 31, 2026

Global X Nasdaq 100® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$140,744,556	$—	$—	$140,744,556
Total Investments in Securities	$140,744,556	$—	$—	$140,744,556

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,369,200)	$—	$—	$(1,369,200)
Total Other Financial Instruments	$(1,369,200)	$—	$—	$(1,369,200)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2026
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 100.5%
NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors (A)	275	$62,189

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	321	71,512

UNITED STATES — 100.3%
Communication Services — 11.1%
Alphabet, Cl A (A)	6,483	2,191,254
Alphabet, Cl C (A)	5,184	1,754,939
AT&T (A)	7,908	207,269
Charter Communications, Cl A *(A)	94	19,375
Comcast, Cl A (A)	4,036	120,071
Electronic Arts (A)	263	53,631
Fox, Cl A (A)	254	18,486
Fox, Cl B (A)	191	12,524
Live Nation Entertainment *	172	25,017
Match Group	287	8,940
Meta Platforms, Cl A (A)	2,427	1,738,945
Netflix *	4,744	396,077
News, Cl A	459	12,407
News, Cl B	167	5,194
Omnicom Group	349	26,887
Paramount Skydance Corp, Cl B	343	3,845
Take-Two Interactive Software *	192	42,298
TKO Group Holdings, Cl A	73	14,788
T-Mobile US	531	104,718
Trade Desk, Cl A *	517	15,681
Verizon Communications	4,703	209,378
Walt Disney (A)	1,989	224,359
Warner Bros Discovery *	2,741	75,487
		7,281,570
Consumer Discretionary — 10.5%
Airbnb, Cl A *(A)	468	60,545
Amazon.com *(A)	10,847	2,595,687
APTIV PLC *	263	19,922

Schedules of Investments	January 31, 2026
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
AutoZone *(A)	17	$62,973
Best Buy (A)	238	15,494
Booking Holdings (A)	35	175,064
Carnival *(A)	1,188	35,664
Carvana, Cl A *	159	63,776
Chipotle Mexican Grill, Cl A *(A)	1,448	56,284
Darden Restaurants (A)	128	25,517
Deckers Outdoor *(A)	157	18,736
Domino’s Pizza (A)	35	14,361
DoorDash, Cl A *	416	85,122
DR Horton (A)	325	48,373
eBay (A)	492	44,880
Expedia Group (A)	143	37,872
Ford Motor (A)	4,298	59,656
Garmin (A)	198	39,925
General Motors (A)	1,028	86,352
Genuine Parts (A)	180	25,018
Hasbro (A)	142	12,682
Hilton Worldwide Holdings (A)	256	76,419
Home Depot (A)	1,117	418,417
Las Vegas Sands	327	17,243
Lennar, Cl A	230	25,150
Lowe’s	628	167,714
Lululemon Athletica *	132	23,034
Marriott International, Cl A	246	77,564
McDonald’s	792	249,480
MGM Resorts International *	248	8,318
NIKE, Cl B	1,318	81,466
Norwegian Cruise Line Holdings *(A)	543	11,924
NVR *	3	22,907
O’Reilly Automotive *	934	91,915
Pool	29	7,369
PulteGroup	235	29,396
Ralph Lauren, Cl A	36	12,723
Ross Stores	362	68,291
Royal Caribbean Cruises (A)	278	90,253
Starbucks	1,258	115,673
Tapestry	249	31,601
Tesla *(A)	3,131	1,347,614

Schedules of Investments	January 31, 2026
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
TJX	1,239	$185,615
Tractor Supply	573	29,154
Ulta Beauty *	50	32,368
Williams-Sonoma	134	27,423
Wynn Resorts	79	8,489
Yum! Brands	313	48,671
		6,890,094
Consumer Staples — 5.0%
Altria Group (A)	1,863	115,487
Archer-Daniels-Midland (A)	525	35,338
Brown-Forman, Cl B (A)	217	5,939
Bunge Global (A)	146	16,627
Church & Dwight (A)	290	27,913
Clorox (A)	147	16,580
Coca-Cola (A)	4,326	323,628
Colgate-Palmolive (A)	891	80,448
Conagra Brands (A)	555	10,273
Constellation Brands, Cl A (A)	170	26,639
Costco Wholesale (A)	495	465,424
Dollar General (A)	263	37,722
Dollar Tree *(A)	231	27,163
Estee Lauder, Cl A	292	33,662
General Mills (A)	582	26,923
Hershey (A)	162	31,550
Hormel Foods (A)	366	9,007
J M Smucker	129	13,527
Kenvue	2,077	36,140
Keurig Dr Pepper	1,477	40,529
Kimberly-Clark	364	36,396
Kraft Heinz	923	21,912
Kroger	665	41,795
Lamb Weston Holdings	174	7,992
McCormick	300	18,549
Molson Coors Beverage, Cl B	212	10,185
Mondelez International, Cl A	1,425	83,320
Monster Beverage *	781	63,074
PepsiCo	1,522	233,825
Philip Morris International	1,737	311,687

Schedules of Investments	January 31, 2026
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Procter & Gamble	2,614	$396,727
Sysco	525	44,021
Target	496	52,313
The Campbell’s Company (A)	237	6,631
Tyson Foods, Cl A	322	21,036
Walmart	4,914	585,454
		3,315,436
Energy — 3.2%
APA (A)	371	9,798
Baker Hughes, Cl A (A)	1,083	60,691
Chevron (A)	2,117	374,497
ConocoPhillips (A)	1,375	143,316
Coterra Energy (A)	825	23,801
Devon Energy (A)	682	27,423
Diamondback Energy (A)	204	33,446
EOG Resources (A)	601	67,390
EQT (A)	683	39,430
Expand Energy	278	31,250
Exxon Mobil (A)	4,725	668,115
Halliburton (A)	919	30,805
Kinder Morgan	2,150	65,554
Marathon Petroleum	326	57,438
Occidental Petroleum	786	35,677
ONEOK	690	54,641
Phillips 66	443	63,597
SLB (A)	1,643	79,488
Targa Resources	253	50,848
Texas Pacific Land	63	21,947
Valero Energy	331	60,053
Williams	1,352	90,936
		2,090,141
Financials — 12.9%
Aflac (A)	516	57,250
Allstate (A)	286	56,911
American Express (A)	604	212,711
American International Group (A)	595	44,554
Ameriprise Financial (A)	95	50,083

Schedules of Investments	January 31, 2026
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Aon PLC, Cl A (A)	238	$83,214
Apollo Global Management	511	68,750
Arch Capital Group *(A)	395	37,936
Ares Management, Cl A	226	33,825
Arthur J Gallagher (A)	282	70,322
Assurant (A)	50	11,907
Bank of America (A)	7,481	397,989
Bank of New York Mellon (A)	769	92,219
Berkshire Hathaway, Cl B *(A)	2,045	982,684
Blackrock	164	183,506
Blackstone (A)	817	116,357
Block, Cl A *	599	36,198
Brown & Brown (A)	347	25,019
Capital One Financial (A)	709	155,221
Cboe Global Markets (A)	119	31,542
Charles Schwab	1,864	193,707
Chubb (A)	409	126,610
Cincinnati Financial (A)	170	27,351
Citigroup (A)	1,994	230,726
Citizens Financial Group (A)	468	29,475
CME Group, Cl A (A)	403	116,491
Coinbase Global, Cl A *	252	49,075
Corpay *(A)	75	23,597
Erie Indemnity, Cl A	29	8,207
Everest Group (A)	44	14,576
FactSet Research Systems (A)	32	8,140
Fidelity National Information Services (A)	559	30,885
Fifth Third Bancorp (A)	724	36,359
Fiserv *(A)	589	37,537
Franklin Resources (A)	382	10,169
Global Payments (A)	289	20,733
Globe Life (A)	77	10,797
Goldman Sachs Group (A)	332	310,556
Hartford Financial Services Group (A)	330	44,570
Huntington Bancshares (A)	1,716	29,996
Interactive Brokers Group, Cl A	488	36,541
Intercontinental Exchange	635	110,350
Invesco (A)	474	12,935
Jack Henry & Associates (A)	76	13,620

Schedules of Investments	January 31, 2026
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
JPMorgan Chase (A)	3,034	$928,070
KeyCorp	1,004	21,606
KKR	759	86,723
Loews	207	21,853
M&T Bank	169	37,445
Marsh & McLennan	540	101,623
Mastercard, Cl A	920	495,687
MetLife	609	48,038
Moody’s	172	88,676
Morgan Stanley	1,352	247,146
MSCI, Cl A	81	49,347
Nasdaq	492	47,670
Northern Trust	229	34,219
PayPal Holdings	1,025	54,007
PNC Financial Services Group	436	97,359
Principal Financial Group	239	22,638
Progressive	655	136,240
Prudential Financial	385	42,777
Raymond James Financial	216	35,826
Regions Financial	954	27,189
Robinhood Markets, Cl A *	875	87,045
S&P Global	341	179,976
State Street	332	43,446
Synchrony Financial	395	28,689
T Rowe Price Group	265	28,005
Travelers	246	69,989
Truist Financial	1,411	72,554
US Bancorp	1,719	96,453
Visa, Cl A	1,891	608,581
W R Berkley (A)	324	22,220
Wells Fargo	3,512	317,801
Willis Towers Watson PLC (A)	111	35,239
		8,495,338
Health Care — 9.5%
Abbott Laboratories (A)	1,940	212,042
AbbVie (A)	1,976	440,668
Agilent Technologies (A)	311	41,627
Align Technology *(A)	70	11,412

Schedules of Investments	January 31, 2026
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Amgen (A)	605	$206,837
Baxter International (A)	540	10,838
Becton Dickinson (A)	312	63,486
Biogen *(A)	160	28,782
Bio-Techne (A)	199	12,754
Boston Scientific *(A)	1,651	154,418
Bristol-Myers Squibb (A)	2,266	124,743
Cardinal Health (A)	260	55,869
Cencora (A)	215	77,232
Centene *(A)	506	21,920
Charles River Laboratories International *(A)	45	9,472
Cigna Group (A)	293	80,314
Cooper *(A)	241	19,613
CVS Health (A)	1,409	104,999
Danaher (A)	701	153,442
DaVita *(A)	32	3,499
Dexcom *(A)	426	31,115
Edwards Lifesciences *(A)	639	51,989
Elevance Health (A)	245	84,706
Eli Lilly (A)	886	918,915
GE HealthCare Technologies (A)	500	39,485
Gilead Sciences (A)	1,384	196,459
HCA Healthcare (A)	179	87,400
Henry Schein *	132	9,963
Hologic *(A)	262	19,632
Humana (A)	147	28,694
IDEXX Laboratories *	85	56,989
Incyte *	202	20,214
Insulet *	72	18,418
Intuitive Surgical *	399	201,184
IQVIA Holdings *	187	43,038
Johnson & Johnson	2,695	612,439
Labcorp Holdings	85	23,079
McKesson	141	117,201
Medtronic PLC (A)	1,426	146,821
Merck	2,777	306,220
Mettler-Toledo International *	23	31,585
Moderna *	373	16,438
Molina Healthcare *	51	9,159

Schedules of Investments	January 31, 2026
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Pfizer	6,334	$167,471
Quest Diagnostics	122	22,818
Regeneron Pharmaceuticals	107	79,335
ResMed	161	41,588
Revvity	136	14,797
Solventum *	176	13,547
STERIS PLC (A)	112	29,411
Stryker	386	142,650
Thermo Fisher Scientific	422	244,173
UnitedHealth Group (A)	1,011	290,086
Universal Health Services, Cl B	58	11,673
Vertex Pharmaceuticals *	280	131,572
Viatris	1,233	16,140
Waters *	63	23,355
West Pharmaceutical Services	73	16,872
Zimmer Biomet Holdings	242	21,071
Zoetis, Cl A	484	60,413
		6,232,082
Industrials — 8.6%
3M	588	90,058
A O Smith	119	8,745
Allegion PLC (A)	86	14,224
AMETEK (A)	269	60,251
Automatic Data Processing (A)	450	111,069
Axon Enterprise *(A)	81	39,170
Boeing *(A)	876	204,739
Broadridge Financial Solutions (A)	142	27,990
Builders FirstSource *(A)	133	15,215
Carrier Global (A)	872	51,954
Caterpillar (A)	521	342,485
CH Robinson Worldwide (A)	143	27,878
Cintas (A)	380	72,728
Comfort Systems USA	41	46,826
Copart *(A)	966	39,200
CSX (A)	2,058	77,710
Cummins (A)	156	90,296
Dayforce *(A)	194	13,438
Deere (A)	278	146,784

Schedules of Investments	January 31, 2026
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Delta Air Lines (A)	709	$46,716
Dover (A)	151	30,425
Eaton PLC (A)	434	152,516
EMCOR Group	43	30,991
Emerson Electric (A)	624	91,703
Equifax (A)	136	27,390
Expeditors International of Washington (A)	145	23,278
Fastenal (A)	1,254	54,374
FedEx (A)	239	77,018
Fortive (A)	333	17,586
GE Aerospace (A)	1,180	362,012
GE Vernova (A)	300	217,911
Generac Holdings *(A)	61	10,251
General Dynamics (A)	279	97,954
Honeywell International (A)	706	160,629
Howmet Aerospace (A)	446	92,804
Hubbell, Cl B (A)	57	27,813
Huntington Ingalls Industries	45	18,923
IDEX	71	14,097
Illinois Tool Works (A)	289	75,504
Ingersoll Rand	391	33,661
Jacobs Solutions	129	17,449
JB Hunt Transport Services (A)	79	16,015
Johnson Controls International PLC (A)	677	80,739
L3Harris Technologies	207	70,970
Leidos Holdings	140	26,359
Lennox International	34	16,833
Lockheed Martin	226	143,334
Masco	251	16,589
Nordson	51	14,001
Norfolk Southern	247	71,936
Northrop Grumman	152	105,224
Old Dominion Freight Line	223	38,624
Otis Worldwide	425	36,304
PACCAR	574	70,550
Parker-Hannifin	144	134,761
Paychex	357	36,817
Paycom Software	47	6,333
Pentair PLC (A)	206	21,706

Schedules of Investments	January 31, 2026
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Quanta Services	167	$79,263
Republic Services, Cl A	221	47,535
Rockwell Automation	127	53,550
Rollins	345	21,852
RTX	1,495	300,390
Snap-On	56	20,502
Southwest Airlines	560	26,611
Stanley Black & Decker	184	14,473
Textron	222	19,549
Trane Technologies PLC (A)	245	103,042
TransDigm Group	58	82,797
Uber Technologies *	2,319	185,636
Union Pacific	662	155,636
United Airlines Holdings *	356	36,426
United Parcel Service, Cl B	817	86,782
United Rentals	66	51,616
Veralto	284	28,110
Verisk Analytics, Cl A	169	36,751
Wabtec	188	43,266
Waste Management	413	91,785
WW Grainger (A)	45	48,597
Xylem	280	38,604
		5,641,633
Information Technology — 33.4%
Accenture PLC, Cl A (A)	692	182,439
Adobe *(A)	467	136,948
Advanced Micro Devices *(A)	1,825	432,032
Akamai Technologies *(A)	187	18,167
Amphenol, Cl A (A)	1,367	196,957
Analog Devices (A)	545	169,430
Apple (A)	16,477	4,275,452
Applied Materials (A)	892	287,510
AppLovin, Cl A *	300	141,933
Arista Networks *	1,151	163,143
Autodesk *(A)	235	59,425
Broadcom (A)	5,264	1,743,963
Cadence Design Systems *(A)	299	88,612
CDW (A)	141	17,821

Schedules of Investments	January 31, 2026
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cisco Systems (A)	4,411	$345,470
Cognizant Technology Solutions, Cl A (A)	524	42,999
Corning (A)	865	89,311
Crowdstrike Holdings, Cl A *(A)	277	122,269
Datadog, Cl A *	360	46,555
Dell Technologies, Cl C	325	37,193
EPAM Systems *(A)	52	10,847
F5 *(A)	61	16,812
Fair Isaac *(A)	25	36,579
First Solar *(A)	131	29,543
Fortinet *(A)	694	56,394
Gartner *(A)	80	16,769
Gen Digital	602	14,442
GoDaddy, Cl A *(A)	145	14,575
Hewlett Packard Enterprise (A)	1,441	31,010
HP (A)	1,009	19,615
Intel *(A)	4,998	232,257
International Business Machines	1,042	319,581
Intuit	308	153,667
Jabil	131	31,072
Keysight Technologies *	189	40,886
KLA	147	209,907
Lam Research	1,404	327,778
Microchip Technology	591	44,869
Micron Technology	1,253	519,845
Microsoft (A)	8,287	3,565,813
Monolithic Power Systems	49	55,083
Motorola Solutions	186	74,872
NetApp	238	22,931
NVIDIA (A)	27,093	5,178,285
ON Semiconductor *	438	26,232
Oracle	1,882	309,740
Palantir Technologies, Cl A *	2,560	375,270
Palo Alto Networks *	759	134,320
PTC *	131	20,453
QNITY Electronics	254	24,430
QUALCOMM	1,195	181,150
Roper Technologies	122	45,290
Salesforce	1,064	225,877

Schedules of Investments	January 31, 2026
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
SANDISK *	154	$88,743
Seagate Technology Holdings (A)	240	97,846
ServiceNow *	1,157	135,381
Skyworks Solutions	176	9,814
Super Micro Computer *	589	17,146
Synopsys *	207	96,279
Teledyne Technologies *	50	31,015
Teradyne	189	45,559
Texas Instruments	1,010	217,706
Trimble *	284	19,198
Tyler Technologies *	46	16,992
VeriSign	83	20,271
Western Digital	380	95,087
Workday, Cl A *	238	41,800
Zebra Technologies, Cl A *	55	12,924
		21,909,584
Materials — 2.0%
Air Products & Chemicals (A)	260	70,850
Albemarle (A)	127	21,670
Amcor PLC	498	22,036
Avery Dennison (A)	79	14,655
Ball (A)	320	18,198
CF Industries Holdings (A)	185	17,248
Corteva (A)	738	53,726
CRH PLC	741	90,706
Dow (A)	768	21,158
DuPont de Nemours (A)	452	19,852
Ecolab (A)	280	78,957
Freeport-McMoRan (A)	1,590	95,766
International Flavors & Fragrances	303	21,152
International Paper	570	22,982
Linde PLC (A)	519	237,167
LyondellBasell Industries, Cl A (A)	304	14,896
Martin Marietta Materials	62	40,421
Mosaic	326	8,965
Newmont	1,211	136,056
Nucor	251	44,608
Packaging Corp of America	90	20,030

Schedules of Investments	January 31, 2026
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
PPG Industries	271	$31,336
Sherwin-Williams	254	90,079
Smurfit WestRock PLC (A)	566	23,563
Steel Dynamics	166	29,809
Vulcan Materials	147	44,179
		1,290,065
Real Estate — 1.8%
Alexandria Real Estate Equities ‡(A)	191	10,436
American Tower ‡(A)	516	92,509
AvalonBay Communities ‡(A)	155	27,539
BXP ‡(A)	175	11,317
Camden Property Trust ‡(A)	145	15,812
CBRE Group, Cl A *(A)	318	54,165
CoStar Group *(A)	463	28,475
Crown Castle ‡(A)	478	41,495
Digital Realty Trust ‡(A)	359	59,576
Equinix ‡(A)	104	85,377
Equity Residential ‡(A)	377	23,495
Essex Property Trust ‡(A)	68	17,127
Extra Space Storage ‡(A)	258	35,596
Federal Realty Investment Trust ‡(A)	75	7,587
Healthpeak Properties ‡(A)	737	12,706
Host Hotels & Resorts ‡(A)	678	12,563
Invitation Homes ‡	606	16,198
Iron Mountain ‡	313	28,837
Kimco Realty ‡	724	15,262
Mid-America Apartment Communities ‡	127	17,056
ProLogis ‡	1,029	134,346
Public Storage ‡	175	48,333
Realty Income ‡	1,007	61,588
Regency Centers ‡	204	14,865
SBA Communications, Cl A ‡	130	23,934
Simon Property Group ‡	364	69,637
UDR ‡	317	11,777
Ventas ‡	533	41,398
VICI Properties, Cl A ‡	1,169	32,826
Welltower ‡	762	143,530

Schedules of Investments	January 31, 2026
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Weyerhaeuser ‡	779	$20,083
		1,215,445
Utilities — 2.3%
AES (A)	747	10,944
Alliant Energy (A)	304	20,037
Ameren (A)	313	32,327
American Electric Power (A)	594	71,146
American Water Works (A)	240	30,991
Atmos Energy (A)	175	29,110
CenterPoint Energy (A)	711	28,220
CMS Energy (A)	329	23,520
Consolidated Edison (A)	397	42,332
Constellation Energy (A)	343	96,273
Dominion Energy (A)	937	56,379
DTE Energy (A)	253	33,998
Duke Energy (A)	865	104,968
Edison International (A)	419	26,095
Entergy (A)	487	46,698
Evergy (A)	270	20,717
Eversource Energy (A)	410	28,343
Exelon (A)	1,107	49,571
FirstEnergy (A)	565	26,747
NextEra Energy	2,324	204,280
NiSource	517	22,898
NRG Energy	208	31,747
PG&E	2,385	36,777
Pinnacle West Capital	158	14,783
PPL	804	29,145
Public Service Enterprise Group	542	44,639
Sempra	718	62,473
Southern	1,220	108,958
Vistra	349	55,264
WEC Energy Group	357	39,509

Schedules of Investments	January 31, 2026
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	649	$49,363
		1,478,252
TOTAL UNITED STATES		65,839,640
TOTAL COMMON STOCK (Cost $52,542,707)		65,973,341
TOTAL INVESTMENTS — 100.5% (Cost $52,542,707)		$65,973,341

WRITTEN OPTIONS— (0.7)%
(Premiums Received $(579,116))		$(446,400)

Percentages are based on Net Assets of $65,618,972.

A list of exchange-traded option contracts held by the Fund at January 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.7)%
Call Options
S&P 500 Index	(48)	$(33,307,344)	$6,945.00	2/20/2026	$(446,400)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $36,627,244.

Schedules of Investments	January 31, 2026
Global X S&P 500® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$65,973,341	$—	$—	$65,973,341
Total Investments in Securities	$65,973,341	$—	$—	$65,973,341

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(446,400)	$—	$—	$(446,400)
Total Other Financial Instruments	$(446,400)	$—	$—	$(446,400)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments		January 31, 2026
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK(A) — 101.4%
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	45	$96,650

CANADA — 1.1%
Industrials — 0.3%
Thomson Reuters	418	46,243

Information Technology — 0.8%
Shopify, Cl A *	1,092	143,303

TOTAL CANADA		189,546
CHINA — 0.4%
Consumer Discretionary — 0.4%
PDD Holdings ADR *	613	61,944

NETHERLANDS — 1.0%
Information Technology — 1.0%
ASML Holding	78	110,994
NXP Semiconductors	233	52,691

TOTAL NETHERLANDS		163,685
UNITED KINGDOM — 0.3%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners PLC	427	39,156

Information Technology — 0.1%
ARM Holdings PLC ADR *	127	13,381

TOTAL UNITED KINGDOM		52,537
UNITED STATES — 98.0%
Communication Services — 16.1%
Alphabet, Cl A	1,893	639,834
Alphabet, Cl C	1,759	595,474
Charter Communications, Cl A *	109	22,467
Comcast, Cl A	3,224	95,914
Electronic Arts	232	47,309
Meta Platforms, Cl A	955	684,258

Schedules of Investments		January 31, 2026
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Netflix *	3,799	$317,179
Take-Two Interactive Software *	174	38,332
T-Mobile US	1,000	197,210
Warner Bros Discovery *	2,292	63,122
		2,701,099
Consumer Discretionary — 12.0%
Airbnb, Cl A *	376	48,643
Amazon.com *	3,480	832,764
Booking Holdings	28	140,052
DoorDash, Cl A *	359	73,459
Marriott International, Cl A	237	74,726
O’Reilly Automotive *	750	73,807
Ross Stores	303	57,161
Starbucks	1,010	92,870
Tesla *	1,440	619,790
		2,013,272
Consumer Staples — 7.7%
Costco Wholesale	398	374,220
Keurig Dr Pepper	1,264	34,684
Kraft Heinz	1,092	25,924
Mondelez International, Cl A	1,146	67,007
Monster Beverage *	862	69,615
PepsiCo	1,210	185,892
Walmart	4,388	522,786
		1,280,128
Energy — 0.6%
Baker Hughes, Cl A	862	48,306
Diamondback Energy	265	43,447
		91,753
Financials — 0.3%
PayPal Holdings	826	43,522

Health Care — 5.0%
Alnylam Pharmaceuticals *	122	41,243
Amgen	481	164,444

Schedules of Investments		January 31, 2026
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Dexcom *	360	$26,294
GE HealthCare Technologies	425	33,562
Gilead Sciences	1,106	156,997
IDEXX Laboratories *	70	46,932
Insmed *	199	31,217
Intuitive Surgical *	317	159,838
Regeneron Pharmaceuticals	91	67,472
Vertex Pharmaceuticals *	225	105,728
		833,727
Industrials — 4.0%
Automatic Data Processing	358	88,361
Axon Enterprise *	69	33,367
Cintas	354	67,752
Copart *	916	37,171
CSX	1,639	61,889
Fastenal	1,069	46,352
Ferrovial	683	46,437
Honeywell International	565	128,549
Old Dominion Freight Line	195	33,774
PACCAR	491	60,349
Paychex	332	34,239
Verisk Analytics, Cl A	128	27,835
		666,075
Information Technology — 49.7%
Adobe *	373	109,382
Advanced Micro Devices *	1,460	345,626
Analog Devices	436	135,544
Apple	4,813	1,248,877
Applied Materials	713	229,814
AppLovin, Cl A *	272	128,686
Atlassian, Cl A *	153	18,082
Autodesk *	198	50,068
Broadcom	1,536	508,877
Cadence Design Systems *	241	71,423
Cisco Systems	3,539	277,175
Cognizant Technology Solutions, Cl A	424	34,793
Crowdstrike Holdings, Cl A *	223	98,433

Schedules of Investments		January 31, 2026
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Datadog, Cl A *	304	$39,313
Fortinet *	651	52,900
Intel *	4,266	198,241
Intuit	248	123,732
KLA	117	167,069
Lam Research	1,125	262,643
Marvell Technology	797	62,899
Microchip Technology	499	37,884
Micron Technology	1,010	419,029
Microsoft	2,421	1,041,732
Monolithic Power Systems	42	47,214
NVIDIA	7,916	1,512,985
Palantir Technologies, Cl A *	2,049	300,363
Palo Alto Networks *	620	109,721
QUALCOMM	956	144,920
Roper Technologies	100	37,123
Seagate Technology Holdings	190	77,461
Strategy, Cl A *	243	36,380
Synopsys *	165	76,744
Texas Instruments	811	174,811
Western Digital	304	76,070
Workday, Cl A *	200	35,126
Zscaler *	146	29,202
		8,320,342
Materials — 1.1%
Linde PLC	417	190,557

Real Estate — 0.1%
CoStar Group *	398	24,477

Utilities — 1.4%
American Electric Power	495	59,288
Constellation Energy	323	90,660
Exelon	941	42,138

Schedules of Investments		January 31, 2026
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	547	$41,605
		233,691
TOTAL UNITED STATES		16,398,643
TOTAL COMMON STOCK (Cost $11,076,366)		16,963,005

PURCHASED OPTIONS — 0.5% (Cost $129,096)		91,294
TOTAL INVESTMENTS — 101.9% (Cost $11,205,462)		$17,054,299

WRITTEN OPTIONS — (2.1)%
(Premiums Received $(405,090))		$(343,208)

Percentages are based on Net Assets of $16,736,270.

A list of exchange-traded option contracts held by the Fund at January 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.5%
Put Options
Nasdaq-100	6	$15,331,434	$24,250.00	2/20/2026	$82,380
Nasdaq-100 Micro Index	63	1,609,776	242.00	2/20/2026	8,914

Total Purchased Options		$16,941,210			$91,294
WRITTEN OPTIONS — (2.1)%
Call Options
Nasdaq-100	(6)	$(15,331,434)	$25,525.00	2/20/2026	$(302,100)
Nasdaq-100 Micro Index	(63)	(1,609,776)	255.00	2/20/2026	(41,108)

Total Written Options		$(16,941,210)			$(343,208)

Schedules of Investments		January 31, 2026
Global X NASDAQ 100® Risk Managed Income ETF

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $16,796,120.

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$16,963,005	$—	$—	$16,963,005
Purchased Options	91,294	—	—	91,294
Total Investments in Securities	$17,054,299	$—	$—	$17,054,299

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(343,208)	$—	$—	$(343,208)
Total Other Financial Instruments	$(343,208)	$—	$—	$(343,208)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2026

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK(A) — 101.0%
NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	178	$40,253

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	215	47,898

UNITED STATES — 100.8%
Communication Services — 11.2%
Alphabet, Cl A	4,142	1,399,996
Alphabet, Cl C	3,309	1,120,196
AT&T	5,122	134,247
Charter Communications, Cl A *	73	15,047
Comcast, Cl A	2,623	78,034
Electronic Arts	167	34,055
Fox, Cl A	141	10,262
Fox, Cl B	105	6,885
Live Nation Entertainment *	124	18,036
Match Group	155	4,828
Meta Platforms, Cl A	1,549	1,109,858
Netflix *	2,997	250,219
News, Cl A	256	6,920
News, Cl B	79	2,457
Omnicom Group	226	17,411
Paramount Skydance Corp, Cl B	191	2,141
Take-Two Interactive Software *	126	27,758
TKO Group Holdings, Cl A	57	11,547
T-Mobile US	351	69,221
Trade Desk, Cl A *	311	9,433
Verizon Communications	3,047	135,652
Walt Disney	1,286	145,061
Warner Bros Discovery *	1,778	48,966
		4,658,230
Consumer Discretionary — 10.5%
Airbnb, Cl A *	308	39,846
Amazon.com *	6,927	1,657,631
APTIV PLC *	148	11,211

Schedules of Investments	January 31, 2026

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
AutoZone *	13	$48,156
Best Buy	132	8,593
Booking Holdings	23	115,042
Carnival *	777	23,326
Carvana, Cl A *	96	38,507
Chipotle Mexican Grill, Cl A *	948	36,849
Darden Restaurants	88	17,543
Deckers Outdoor *	111	13,247
Domino’s Pizza	23	9,438
DoorDash, Cl A *	256	52,383
DR Horton	201	29,917
eBay	327	29,829
Expedia Group	89	23,571
Ford Motor	2,806	38,947
Garmin	113	22,785
General Motors	670	56,280
Genuine Parts	102	14,177
Hasbro	95	8,484
Hilton Worldwide Holdings	164	48,956
Home Depot	704	263,711
Las Vegas Sands	213	11,231
Lennar, Cl A	149	16,293
Lowe’s	402	107,358
Lululemon Athletica *	79	13,786
Marriott International, Cl A	157	49,502
McDonald’s	501	157,815
MGM Resorts International *	133	4,461
NIKE, Cl B	852	52,662
Norwegian Cruise Line Holdings *	315	6,917
NVR *	2	15,271
O’Reilly Automotive *	603	59,341
Pool	31	7,877
PulteGroup	134	16,762
Ralph Lauren, Cl A	32	11,309
Ross Stores	221	41,692
Royal Caribbean Cruises	173	56,164
Starbucks	815	74,939
Tapestry	141	17,894
Tesla *	1,999	860,390

Schedules of Investments	January 31, 2026

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
TJX	780	$116,852
Tractor Supply	371	18,876
Ulta Beauty *	34	22,010
Williams-Sonoma	93	19,032
Wynn Resorts	68	7,307
Yum! Brands	201	31,256
		4,405,426
Consumer Staples — 5.0%
Altria Group	1,212	75,132
Archer-Daniels-Midland	346	23,289
Brown-Forman, Cl B	108	2,956
Bunge Global	98	11,160
Church & Dwight	166	15,977
Clorox	88	9,926
Coca-Cola	2,730	204,231
Colgate-Palmolive	584	52,729
Conagra Brands	327	6,053
Constellation Brands, Cl A	103	16,140
Costco Wholesale	314	295,239
Dollar General	153	21,945
Dollar Tree *	138	16,227
Estee Lauder, Cl A	179	20,635
General Mills	374	17,301
Hershey	110	21,423
Hormel Foods	192	4,725
J M Smucker	76	7,969
Kenvue	1,363	23,716
Keurig Dr Pepper	972	26,672
Kimberly-Clark	244	24,398
Kraft Heinz	597	14,173
Kroger	434	27,277
Lamb Weston Holdings	96	4,409
McCormick	175	10,820
Molson Coors Beverage, Cl B	109	5,236
Mondelez International, Cl A	928	54,260
Monster Beverage *	514	41,511
PepsiCo	960	147,485
Philip Morris International	1,098	197,025

Schedules of Investments	January 31, 2026

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Procter & Gamble	1,651	$250,572
Sysco	346	29,012
Target	329	34,700
The Campbell’s Company	123	3,442
Tyson Foods, Cl A	197	12,870
Walmart	3,108	370,287
		2,100,922
Energy — 3.2%
APA	240	6,338
Baker Hughes, Cl A	706	39,564
Chevron	1,337	236,515
ConocoPhillips	890	92,765
Coterra Energy	538	15,521
Devon Energy	442	17,773
Diamondback Energy	128	20,986
EOG Resources	386	43,282
EQT	444	25,632
Expand Energy	176	19,784
Exxon Mobil	2,990	422,786
Halliburton	591	19,810
Kinder Morgan	1,404	42,808
Marathon Petroleum	215	37,881
Occidental Petroleum	513	23,285
ONEOK	450	35,635
Phillips 66	291	41,776
SLB	1,068	51,670
Targa Resources	159	31,956
Texas Pacific Land	35	12,193
Valero Energy	218	39,552
Williams	876	58,920
		1,336,432
Financials — 13.0%
Aflac	343	38,056
Allstate	194	38,604
American Express	385	135,585
American International Group	383	28,679
Ameriprise Financial	62	32,686

Schedules of Investments	January 31, 2026

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Aon PLC, Cl A	151	$52,796
Apollo Global Management	338	45,475
Arch Capital Group *	258	24,778
Ares Management, Cl A	150	22,450
Arthur J Gallagher	188	46,882
Assurant	39	9,287
Bank of America	4,750	252,700
Bank of New York Mellon	503	60,320
Berkshire Hathaway, Cl B *	1,303	626,131
Blackrock	101	113,013
Blackstone	535	76,195
Block, Cl A *	387	23,386
Brown & Brown	207	14,925
Capital One Financial	459	100,489
Cboe Global Markets	77	20,410
Charles Schwab	1,208	125,535
Chubb	265	82,033
Cincinnati Financial	115	18,502
Citigroup	1,289	149,150
Citizens Financial Group	307	19,335
CME Group, Cl A	250	72,265
Coinbase Global, Cl A *	165	32,132
Corpay *	53	16,675
Erie Indemnity, Cl A	17	4,811
Everest Group	36	11,926
FactSet Research Systems	34	8,648
Fidelity National Information Services	365	20,166
Fifth Third Bancorp	471	23,654
Fiserv *	380	24,217
Franklin Resources	204	5,430
Global Payments	164	11,765
Globe Life	57	7,993
Goldman Sachs Group	216	202,049
Hartford Financial Services Group	205	27,687
Huntington Bancshares	1,114	19,473
Interactive Brokers Group, Cl A	320	23,962
Intercontinental Exchange	408	70,902
Invesco	310	8,460
Jack Henry & Associates	58	10,394

Schedules of Investments	January 31, 2026

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
JPMorgan Chase	1,934	$591,591
KeyCorp	652	14,031
KKR	496	56,673
Loews	114	12,035
M&T Bank	118	26,145
Marsh & McLennan	348	65,490
Mastercard, Cl A	581	313,037
MetLife	393	31,000
Moody’s	105	54,134
Morgan Stanley	871	159,219
MSCI, Cl A	50	30,461
Nasdaq	326	31,586
Northern Trust	136	20,322
PayPal Holdings	670	35,302
PNC Financial Services Group	284	63,417
Principal Financial Group	136	12,882
Progressive	421	87,568
Prudential Financial	260	28,889
Raymond James Financial	123	20,401
Regions Financial	617	17,585
Robinhood Markets, Cl A *	571	56,803
S&P Global	224	118,225
State Street	207	27,088
Synchrony Financial	257	18,666
T Rowe Price Group	157	16,592
Travelers	157	44,668
Truist Financial	918	47,204
US Bancorp	1,117	62,675
Visa, Cl A	1,197	385,231
W R Berkley	211	14,470
Wells Fargo	2,214	200,345
Willis Towers Watson PLC	62	19,683
		5,443,429
Health Care — 9.5%
Abbott Laboratories	1,223	133,674
AbbVie	1,250	278,763
Agilent Technologies	201	26,904
Align Technology *	52	8,478

Schedules of Investments	January 31, 2026

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Amgen	386	$131,966
Baxter International	346	6,944
Becton Dickinson	212	43,138
Biogen *	114	20,507
Bio-Techne	110	7,050
Boston Scientific *	1,066	99,703
Bristol-Myers Squibb	1,471	80,979
Cardinal Health	174	37,389
Cencora	140	50,291
Centene *	332	14,382
Charles River Laboratories International *	41	8,630
Cigna Group	196	53,726
Cooper *	135	10,986
CVS Health	914	68,111
Danaher	453	99,157
DaVita *	30	3,280
Dexcom *	278	20,305
Edwards Lifesciences *	414	33,683
Elevance Health	157	54,281
Eli Lilly	564	584,953
GE HealthCare Technologies	329	25,981
Gilead Sciences	895	127,045
HCA Healthcare	109	53,221
Henry Schein *	70	5,284
Hologic *	152	11,389
Humana	78	15,226
IDEXX Laboratories *	54	36,205
Incyte *	118	11,808
Insulet *	53	13,558
Intuitive Surgical *	249	125,551
IQVIA Holdings *	121	27,848
Johnson & Johnson	1,708	388,143
Labcorp Holdings	63	17,106
McKesson	85	70,653
Medtronic PLC	925	95,238
Merck	1,750	192,973
Mettler-Toledo International *	16	21,972
Moderna *	240	10,577
Molina Healthcare *	40	7,184

Schedules of Investments	January 31, 2026

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Pfizer	4,102	$108,457
Quest Diagnostics	82	15,336
Regeneron Pharmaceuticals	69	51,160
ResMed	111	28,672
Revvity	81	8,813
Solventum *	106	8,159
STERIS PLC	74	19,432
Stryker	240	88,694
Thermo Fisher Scientific	264	152,753
UnitedHealth Group	639	183,348
Universal Health Services, Cl B	44	8,855
Vertex Pharmaceuticals *	176	82,702
Viatris	794	10,393
Waters *	44	16,312
West Pharmaceutical Services	58	13,405
Zimmer Biomet Holdings	145	12,625
Zoetis, Cl A	320	39,942
		3,983,300
Industrials — 8.7%
3M	379	58,048
A O Smith	79	5,806
Allegion PLC	67	11,081
AMETEK	168	37,629
Automatic Data Processing	294	72,565
Axon Enterprise *	53	25,630
Boeing *	550	128,546
Broadridge Financial Solutions	91	17,937
Builders FirstSource *	79	9,038
Carrier Global	570	33,961
Caterpillar	330	216,929
CH Robinson Worldwide	87	16,961
Cintas	246	47,082
Comfort Systems USA	26	29,695
Copart *	632	25,647
CSX	1,336	50,447
Cummins	95	54,988
Dayforce *	125	8,659
Deere	182	96,096

Schedules of Investments	January 31, 2026

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Delta Air Lines	464	$30,573
Dover	101	20,350
Eaton PLC	282	99,100
EMCOR Group	34	24,505
Emerson Electric	401	58,931
Equifax	78	15,709
Expeditors International of Washington	101	16,215
Fastenal	818	35,468
FedEx	157	50,593
Fortive	222	11,724
GE Aerospace	746	228,865
GE Vernova	190	138,010
Generac Holdings *	45	7,562
General Dynamics	180	63,196
Honeywell International	458	104,204
Howmet Aerospace	292	60,759
Hubbell, Cl B	40	19,518
Huntington Ingalls Industries	30	12,615
IDEX	54	10,722
Illinois Tool Works	192	50,162
Ingersoll Rand	256	22,039
Jacobs Solutions	89	12,038
JB Hunt Transport Services	43	8,717
Johnson Controls International PLC	438	52,236
L3Harris Technologies	133	45,599
Leidos Holdings	97	18,263
Lennox International	26	12,872
Lockheed Martin	147	93,230
Masco	140	9,253
Nordson	43	11,805
Norfolk Southern	167	48,637
Northrop Grumman	92	63,688
Old Dominion Freight Line	130	22,516
Otis Worldwide	280	23,918
PACCAR	373	45,845
Parker-Hannifin	88	82,354
Paychex	231	23,823
Paycom Software	41	5,525
Pentair PLC	109	11,485

Schedules of Investments	January 31, 2026

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Quanta Services	102	$48,412
Republic Services, Cl A	143	30,758
Rockwell Automation	85	35,840
Rollins	205	12,985
RTX	945	189,879
Snap-On	31	11,349
Southwest Airlines	360	17,107
Stanley Black & Decker	111	8,731
Textron	118	10,391
Trane Technologies PLC	160	67,293
TransDigm Group	39	55,674
Uber Technologies *	1,505	120,475
Union Pacific	427	100,388
United Airlines Holdings *	231	23,636
United Parcel Service, Cl B	534	56,721
United Rentals	43	33,629
Veralto	181	17,915
Verisk Analytics, Cl A	106	23,051
Wabtec	119	27,387
Waste Management	268	59,560
WW Grainger	29	31,318
Xylem	181	24,954
		3,626,822
Information Technology — 33.5%
Accenture PLC, Cl A	447	117,847
Adobe *	305	89,441
Advanced Micro Devices *	1,152	272,713
Akamai Technologies *	111	10,784
Amphenol, Cl A	882	127,079
Analog Devices	350	108,808
Apple	10,527	2,731,546
Applied Materials	562	181,144
AppLovin, Cl A *	194	91,783
Arista Networks *	747	105,880
Autodesk *	157	39,701
Broadcom	3,361	1,113,499
Cadence Design Systems *	187	55,419
CDW	95	12,007

Schedules of Investments	January 31, 2026

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cisco Systems	2,782	$217,886
Cognizant Technology Solutions, Cl A	350	28,721
Corning	565	58,336
Crowdstrike Holdings, Cl A *	180	79,453
Datadog, Cl A *	233	30,132
Dell Technologies, Cl C	214	24,490
EPAM Systems *	40	8,344
F5 *	43	11,851
Fair Isaac *	16	23,411
First Solar *	68	15,335
Fortinet *	452	36,730
Gartner *	57	11,948
Gen Digital	388	9,308
GoDaddy, Cl A *	99	9,951
Hewlett Packard Enterprise	940	20,229
HP	658	12,792
Intel *	3,238	150,470
International Business Machines	660	202,422
Intuit	195	97,289
Jabil	68	16,129
Keysight Technologies *	118	25,527
KLA	92	131,370
Lam Research	886	206,846
Microchip Technology	382	29,001
Micron Technology	794	329,415
Microsoft	5,294	2,277,955
Monolithic Power Systems	32	35,973
Motorola Solutions	117	47,097
NetApp	143	13,778
NVIDIA	17,314	3,309,225
ON Semiconductor *	286	17,129
Oracle	1,188	195,521
Palantir Technologies, Cl A *	1,616	236,889
Palo Alto Networks *	477	84,415
PTC *	90	14,052
QNITY Electronics	143	13,754
QUALCOMM	750	113,692
Roper Technologies	72	26,729
Salesforce	670	142,234

Schedules of Investments	January 31, 2026

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
SANDISK *	94	$54,168
Seagate Technology Holdings	160	65,230
ServiceNow *	752	87,992
Skyworks Solutions	116	6,468
Super Micro Computer *	345	10,043
Synopsys *	133	61,860
Teledyne Technologies *	35	21,711
Teradyne	116	27,962
Texas Instruments	655	141,185
Trimble *	164	11,086
Tyler Technologies *	26	9,604
VeriSign	63	15,386
Western Digital	246	61,557
Workday, Cl A *	154	27,047
Zebra Technologies, Cl A *	42	9,869
		13,984,648
Materials — 2.0%
Air Products & Chemicals	165	44,963
Albemarle	91	15,527
Amcor PLC	327	14,470
Avery Dennison	63	11,687
Ball	184	10,464
CF Industries Holdings	112	10,442
Corteva	484	35,235
CRH PLC	483	59,124
Dow	499	13,748
DuPont de Nemours	296	13,000
Ecolab	174	49,066
Freeport-McMoRan	1,037	62,459
International Flavors & Fragrances	177	12,356
International Paper	368	14,838
Linde PLC	328	149,886
LyondellBasell Industries, Cl A	175	8,575
Martin Marietta Materials	40	26,078
Mosaic	212	5,830
Newmont	791	88,869
Nucor	170	30,212
Packaging Corp of America	73	16,246

Schedules of Investments	January 31, 2026

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
PPG Industries	164	$18,963
Sherwin-Williams	163	57,806
Smurfit WestRock PLC	363	15,112
Steel Dynamics	101	18,137
Vulcan Materials	100	30,054
		833,147
Real Estate — 1.9%
Alexandria Real Estate Equities ‡	109	5,956
American Tower ‡	341	61,134
AvalonBay Communities ‡	104	18,478
BXP ‡	105	6,790
Camden Property Trust ‡	76	8,288
CBRE Group, Cl A *	217	36,962
CoStar Group *	304	18,696
Crown Castle ‡	314	27,258
Digital Realty Trust ‡	241	39,994
Equinix ‡	67	55,002
Equity Residential ‡	245	15,268
Essex Property Trust ‡	54	13,601
Extra Space Storage ‡	147	20,282
Federal Realty Investment Trust ‡	62	6,272
Healthpeak Properties ‡	478	8,241
Host Hotels & Resorts ‡	440	8,153
Invitation Homes ‡	390	10,425
Iron Mountain ‡	208	19,163
Kimco Realty ‡	470	9,908
Mid-America Apartment Communities ‡	85	11,415
ProLogis ‡	669	87,345
Public Storage ‡	118	32,590
Realty Income ‡	658	40,243
Regency Centers ‡	115	8,380
SBA Communications, Cl A ‡	78	14,361
Simon Property Group ‡	243	46,488
UDR ‡	205	7,616
Ventas ‡	340	26,408
VICI Properties, Cl A ‡	762	21,397
Welltower ‡	478	90,036

Schedules of Investments	January 31, 2026

Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Weyerhaeuser ‡	507	$13,070
		789,220
Utilities — 2.3%
AES	486	7,120
Alliant Energy	178	11,732
Ameren	199	20,553
American Electric Power	381	45,634
American Water Works	134	17,303
Atmos Energy	126	20,959
CenterPoint Energy	462	18,337
CMS Energy	222	15,871
Consolidated Edison	258	27,510
Constellation Energy	216	60,627
Dominion Energy	608	36,583
DTE Energy	148	19,888
Duke Energy	564	68,441
Edison International	274	17,065
Entergy	323	30,972
Evergy	158	12,123
Eversource Energy	267	18,458
Exelon	724	32,421
FirstEnergy	363	17,184
NextEra Energy	1,509	132,641
NiSource	340	15,059
NRG Energy	136	20,758
PG&E	1,564	24,117
Pinnacle West Capital	94	8,795
PPL	527	19,104
Public Service Enterprise Group	352	28,991
Sempra	468	40,721
Southern	797	71,180
Vistra	233	36,896
WEC Energy Group	242	26,782
Xcel Energy	421	32,021
		955,846
TOTAL UNITED STATES		42,117,422
TOTAL COMMON STOCK (Cost $26,804,102)		42,205,573

Schedules of Investments	January 31, 2026

Global X S&P 500® Risk Managed Income ETF

Value
PURCHASED OPTIONS — 0.3%
(Cost $184,708)	$126,153
TOTAL INVESTMENTS — 101.3%
(Cost $26,988,810)	$42,331,726

WRITTEN OPTIONS— (1.4)%
(Premiums Received $(738,078))	$(566,160)

Percentages are based on Net Assets of $41,788,817.

A list of exchange-traded option contracts held by the Fund at January 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.3%
Put Options
Mini-SPX Index	18	$1,249,020	$660.00	2/20/2026	$4,023
S&P 500 Index	59	40,940,277	6,600.00	2/20/2026	122,130
Total Purchased Options		$42,189,297			$126,153
WRITTEN OPTIONS — (1.4)%
Call Options
Mini-SPX Index	(18)	$(1,249,020)	$694.00	2/20/2026	$(17,460)
S&P 500 Index	(59)	(40,940,277)	6,945.00	2/20/2026	(548,700)
Total Written Options		$(42,189,297)			$(566,160)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $42,205,573.

Schedules of Investments	January 31, 2026

Global X S&P 500® Risk Managed Income ETF

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$42,205,573	$—	$—	$42,205,573
Purchased Options	126,153	—	—	126,153
Total Investments in Securities	$42,331,726	$—	$—	$42,331,726

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(566,160)	$—	$—	$(566,160)
Total Other Financial Instruments	$(566,160)	$—	$—	$(566,160)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Dow 30® Covered Call ETF

	Shares	Value
COMMON STOCK(A) — 100.9%
UNITED STATES — 100.9%
Communication Services — 2.0%
Verizon Communications	20,558	$915,242
Walt Disney	20,558	2,318,943
		3,234,185
Consumer Discretionary — 12.6%
Amazon.com *	20,558	4,919,530
Home Depot	20,558	7,700,821
McDonald’s	20,558	6,475,770
NIKE, Cl B	20,558	1,270,690
		20,366,811
Consumer Staples — 4.4%
Coca-Cola	20,558	1,537,944
Procter & Gamble	20,558	3,120,088
Walmart	20,558	2,449,280
		7,107,312
Energy — 2.2%
Chevron	20,558	3,636,710

Financials — 27.9%
American Express	20,558	7,239,911
Goldman Sachs Group	20,558	19,230,159
JPMorgan Chase	20,558	6,288,487
Travelers	20,558	5,848,956
Visa, Cl A	20,558	6,616,181
		45,223,694
Health Care — 12.3%
Amgen	20,558	7,028,369
Johnson & Johnson	20,558	4,671,805
Merck	20,558	2,266,931
UnitedHealth Group	20,558	5,898,707
		19,865,812
Industrials — 16.2%
3M	20,558	3,148,663
Boeing *	20,558	4,804,816

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Dow 30® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar	20,558	$13,514,007
Honeywell International	20,558	4,677,356
		26,144,842
Information Technology — 18.8%
Apple	20,558	5,334,390
Cisco Systems	20,558	1,610,102
International Business Machines	20,558	6,305,139
Microsoft	20,558	8,845,902
NVIDIA	20,558	3,929,250
Salesforce	20,558	4,364,258
		30,389,041
Materials — 4.5%
Sherwin-Williams	20,558	7,290,689

TOTAL UNITED STATES		163,259,096
TOTAL COMMON STOCK (Cost $123,533,892)		163,259,096
TOTAL INVESTMENTS — 100.9% (Cost $123,533,892)		$163,259,096

WRITTEN OPTIONS— (1.0)%
(Premiums Received $(2,454,944))		$(1,668,500)

Percentages are based on Net Assets of $161,733,590.

A list of exchange-traded option contracts held by the Fund at January 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.0)%
Call Options
Dow Jones Industrial Average Index	(3,337)	$(163,152,604)	$495.00	2/20/2026	$(1,668,500)

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Dow 30® Covered Call ETF

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $163,259,096.

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$163,259,096	$—	$—	$163,259,096
Total Investments in Securities	$163,259,096	$—	$—	$163,259,096

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,668,500)	$—	$—	$(1,668,500)
Total Other Financial Instruments	$(1,668,500)	$—	$—	$(1,668,500)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 Covered Call & Growth ETF

	Shares	Value
EXCHANGE-TRADED FUND — 100.4%
Domestic Equity — 100.4%
Global X Russell 2000 ETF (A)(B)(C)	78,685	$8,003,571
TOTAL EXCHANGE-TRADED FUND (Cost $6,296,002)		8,003,571
TOTAL INVESTMENTS — 100.4% (Cost $6,296,002)		$8,003,571

WRITTEN OPTIONS— (0.5)%
(Premiums Received $(104,856))		$(36,757)

Percentages are based on Net Assets of $7,973,718.

A list of exchange-traded option contracts held by the Fund at January 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.5)%
Call Options
Cboe Mini-Russell 2000 Index	(3)	$(78,412)	$265.00	2/20/2026	$(1,057)
Russell 2000 Index	(15)	(3,920,615)	2,680.00	2/20/2026	(35,700)

Total Written Options		$(3,999,027)			$(36,757)

(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $4,998,455.
(B)	For financial information on the Global X Russell 2000 ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Russell 2000 Covered Call & Growth ETF

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$8,003,571	$—	$—	$8,003,571
Total Investments in Securities	$8,003,571	$—	$—	$8,003,571

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(36,757)	$—	$—	$(36,757)
Total Other Financial Instruments	$(36,757)	$—	$—	$(36,757)

The following is a summary of the Fund’s transactions with affiliates for the period ended January 31, 2026:

Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 1/31/2026	Income	Capital Gains
Global X Russell 2000 ETF
$ 8,146,793	$313,152	$(889,738)	$309,914	$123,450	$8,003,571	$41,444	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
EXCHANGE-TRADED FUND — 52.6%
Domestic Equity — 52.6%
Technology Select Sector SPDR Fund (A)(B)	40,902	$5,884,980
TOTAL EXCHANGE-TRADED FUND (Cost $4,258,905)		5,884,980

COMMON STOCK — 48.2%
NETHERLANDS — 0.2%
Information Technology — 0.2%
NXP Semiconductors	121	27,363

SWITZERLAND — 0.3%
Information Technology — 0.3%
TE Connectivity PLC	141	31,412

UNITED STATES — 47.7%
Information Technology — 47.7%
Accenture PLC, Cl A	285	75,137
Adobe *	193	56,597
Advanced Micro Devices *	752	178,021
Akamai Technologies *	66	6,412
Amphenol, Cl A	563	81,117
Analog Devices	226	70,259
Apple	2,636	683,989
Applied Materials	367	118,291
AppLovin, Cl A *	125	59,139
Arista Networks *	475	67,326
Autodesk *	103	26,046
Broadcom	846	280,280
Cadence Design Systems *	125	37,045
CDW	62	7,836
Cisco Systems	1,819	142,464
Cognizant Technology Solutions, Cl A	243	19,941
Corning	379	39,132
Crowdstrike Holdings, Cl A *	115	50,762
Datadog, Cl A *	154	19,915
Dell Technologies, Cl C	146	16,708
EPAM Systems *	29	6,049
F5 *	29	7,993

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fair Isaac *	11	$16,095
First Solar *	51	11,501
Fortinet *	287	23,322
Gartner *	38	7,965
Gen Digital	283	6,789
GoDaddy, Cl A *	65	6,534
Hewlett Packard Enterprise	637	13,708
HP	457	8,884
Intel *	2,114	98,238
International Business Machines	431	132,188
Intuit	128	63,862
Jabil	52	12,334
Keysight Technologies *	84	18,172
KLA	60	85,676
Lam Research	579	135,173
Microchip Technology	264	20,043
Micron Technology	518	214,908
Microsoft	1,325	570,134
Monolithic Power Systems	23	25,855
Motorola Solutions	76	30,593
NetApp	95	9,153
NVIDIA	4,336	828,740
ON Semiconductor *	201	12,038
Oracle	777	127,879
Palantir Technologies, Cl A *	1,061	155,532
Palo Alto Networks *	323	57,161
PTC *	58	9,056
QNITY Electronics	91	8,752
QUALCOMM	493	74,734
Roper Technologies	52	19,304
Salesforce	439	93,195
SANDISK *	62	35,727
Seagate Technology Holdings	102	41,584
ServiceNow *	477	55,814
Skyworks Solutions	72	4,015
Super Micro Computer *	239	6,957
Synopsys *	85	39,535
Teledyne Technologies *	22	13,647
Teradyne	75	18,079

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Texas Instruments	418	$90,100
Trimble *	114	7,706
Tyler Technologies *	20	7,388
VeriSign	40	9,769
Western Digital	156	39,036
Workday, Cl A *	103	18,090
Zebra Technologies, Cl A *	24	5,640

TOTAL UNITED STATES		5,341,064
TOTAL COMMON STOCK (Cost $4,076,381)		5,399,839
TOTAL INVESTMENTS — 100.8% (Cost $8,335,286)		$11,284,819

WRITTEN OPTIONS— (0.8)%
(Premiums Received $(180,838))		$(92,563)

Percentages are based on Net Assets of $11,195,746.

A list of exchange-traded option contracts held by the Fund at January 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.8)%
Call Options
The Technology Select Sector SPDR® Fund	(391)	$(5,625,708)	$146.00	2/20/2026	$(92,563)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $5,625,708.
(B)	For financial information on the Technology Select Sector SPDR Fund, please go to the Fund’s website at https://www.ssga.com/us/en/intermediary.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$5,884,980	$—	$—	$5,884,980
Common Stock	5,399,839	—	—	5,399,839
Total Investments in Securities	$11,284,819	$—	$—	$11,284,819

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(92,563)	$—	$—	$(92,563)
Total Other Financial Instruments	$(92,563)	$—	$—	$(92,563)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Dow 30® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 100.4%
UNITED STATES — 100.4%
Communication Services — 2.0%
Verizon Communications	745	$33,167
Walt Disney (A)	745	84,036
		117,203
Consumer Discretionary — 12.5%
Amazon.com *(A)	745	178,279
Home Depot (A)	745	279,070
McDonald’s (A)	745	234,675
NIKE, Cl B	745	46,048
		738,072
Consumer Staples — 4.4%
Coca-Cola (A)	745	55,733
Procter & Gamble	745	113,069
Walmart	745	88,759
		257,561
Energy — 2.2%
Chevron (A)	745	131,791

Financials — 27.8%
American Express (A)	745	262,367
Goldman Sachs Group (A)	745	696,881
JPMorgan Chase (A)	745	227,888
Travelers (A)	745	211,960
Visa, Cl A (A)	745	239,763
		1,638,859
Health Care — 12.2%
Amgen (A)	745	254,701
Johnson & Johnson	745	169,301
Merck	745	82,151
UnitedHealth Group (A)	745	213,763
		719,916
Industrials — 16.1%
3M	745	114,104
Boeing *(A)	745	174,122

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Dow 30® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar (A)	745	$489,733
Honeywell International (A)	745	169,502
		947,461
Information Technology — 18.7%
Apple (A)	745	193,313
Cisco Systems (A)	745	58,348
International Business Machines (A)	745	228,491
Microsoft (A)	745	320,566
NVIDIA	745	142,392
Salesforce (A)	745	158,156
		1,101,266
Materials — 4.5%
Sherwin-Williams (A)	745	264,207

TOTAL UNITED STATES		5,916,336
TOTAL COMMON STOCK (Cost $5,188,520)		5,916,336
TOTAL INVESTMENTS — 100.4% (Cost $5,188,520)		$5,916,336

WRITTEN OPTIONS— (0.5)%
(Premiums Received $(44,545))		$(30,000)

Percentages are based on Net Assets of $5,893,332.

A list of exchange-traded option contracts held by the Fund at January 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.5)%
Call Options
Dow Jones Industrial Average Index	(60)	$(2,933,520)	$495.00	2/20/2026	$(30,000)

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Dow 30® Covered Call & Growth ETF

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $3,057,162.

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,916,336	$—	$—	$5,916,336
Total Investments in Securities	$5,916,336	$—	$—	$5,916,336

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(30,000)	$—	$—	$(30,000)
Total Other Financial Instruments	$(30,000)	$—	$—	$(30,000)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X MLP & Energy Infrastructure Covered Call ETF

	Shares	Value
EXCHANGE-TRADED FUND — 106.0%
Domestic Equity — 106.0%
Global X MLP & Energy Infrastructure ETF (A)(B)(C)	259,878	$16,983,027
TOTAL EXCHANGE-TRADED FUND (Cost $16,096,509)		16,983,027
TOTAL INVESTMENTS — 106.0% (Cost $16,096,509)		$16,983,027

WRITTEN OPTIONS— (6.2)%
(Premiums Received $(330,329))		$(998,811)

Percentages are based on Net Assets of $16,022,916.

A list of exchange-traded option contracts held by the Fund at January 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (6.2)%
Call Options
Global X MLP & Energy Infrastructure ETF	(2,596)	$(16,964,860)	$61.00	2/20/2026	$(998,811)

(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $16,983,027.
(B)	For financial information on the Global X MLP & Energy Infrastructure ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.

Schedules of Investments	January 31, 2026 (Unaudited)
Global X MLP & Energy Infrastructure Covered Call ETF

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$16,983,027	$—	$—	$16,983,027
Total Investments in Securities	$16,983,027	$—	$—	$16,983,027

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(998,811)	$—	$—	$(998,811)
Total Other Financial Instruments	$(998,811)	$—	$—	$(998,811)

The following is a summary of the Fund’s transactions with affiliates for the period ended January 31, 2026:

Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 1/31/2026	Income	Capital Gains
Global X MLP & Energy Infrastructure ETF
$11,145,491	$7,466,009	$(3,263,296)	$1,540,121	$94,702	$16,983,027	$161,165	$—

Amounts designated as “—” are $0 or have been rounded to $0. See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2026
Glossary (abbreviations used in preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Right

ETF — Exchange-Traded Fund

MLP — Master Limited Partnership

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

GLX-QH-011-0400

Consolidated Schedule of Investments	January 31, 2026 (Unaudited)
Global X Blockchain & Bitcoin Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUNDS — 86.0%
International Equity — 53.7%
Global X Blockchain ETF (A)(B)	222,500	$16,028,900
Domestic Fixed Income — 32.3%
Global X 1-3 Month T-Bill ETF (B)(C)	96,000	9,638,400
TOTAL EXCHANGE-TRADED FUNDS (Cost $22,804,182)		25,667,300
TOTAL INVESTMENTS — 86.0% (Cost $22,804,182)		$25,667,300

Percentages are based on Net Assets of $29,858,365.

A list of the open futures contracts held by the Fund at January 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
CME Bitcoin^	33	Feb-2026	$14,734,323	$13,877,325	$(856,998)

^	Security is held by the Global X Bitcoin Strategy Subsidiary I, as of January 31, 2026.
(A)	For financial information on the Global X Blockchain ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.
(C)	For financial information on the Global X 1-3 Month T-Bill ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$25,667,300	$—	$—	$25,667,300
Total Investments in Securities	$25,667,300	$—	$—	$25,667,300

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(856,998)	$—	$—	$(856,998)
Total Other Financial Instruments	$(856,998)	$—	$—	$(856,998)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

Consolidated Schedule of Investments	January 31, 2026 (Unaudited)
Global X Blockchain & Bitcoin Strategy ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended January 31, 2026:

Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 1/31/2026	Income	Capital Gains
Global X Blockchain ETF
$24,125,040	$932,355	$(1,641,029)	$(7,750,328)	$362,862	$16,028,900	$267,959	$—
Global X 1-3 Month T-Bill ETF
13,809,125	600,800	(4,762,991)	(9,161)	627	9,638,400	113,056	—
Totals:
$37,934,165	$1,533,155	$(6,404,020)	$(7,759,489)	$363,489	$25,667,300	$381,015	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Consolidated Schedule of Investments	January 31, 2026 (Unaudited)
Global X Bitcoin Trend Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 69.7%
Domestic Fixed Income — 69.7%
Global X 1-3 Month T-Bill ETF (A)(B)	19,060	$1,913,624
TOTAL EXCHANGE-TRADED FUND (Cost $1,911,444)		1,913,624

	Face Amount
U.S. TREASURY OBLIGATION — 16.3%
U.S. Treasury Bill 3.575%, 02/12/2026(C)	$450,000	449,551
TOTAL U.S. TREASURY OBLIGATION (Cost $449,510)		449,551
TOTAL INVESTMENTS — 86.0% (Cost $2,360,954)		$2,363,175

Percentages are based on Net Assets of $2,746,435.

(A)	For financial information on the Global X 1-3 Month T-Bill ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.
(C)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$1,913,624	$—	$—	$1,913,624
U.S. Treasury Obligation	—	449,551	—	449,551
Total Investments in Securities	$1,913,624	$449,551	$—	$2,363,175

The following is a summary of the Fund’s transactions with affiliates for the period ended January 31, 2026:

Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 1/31/2026	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$3,671,721	$500,775	$(2,257,171)	$(3,258)	$1,557	$1,913,624	$33,013	$—

Consolidated Schedule of Investments	January 31, 2026 (Unaudited)
Global X Bitcoin Trend Strategy ETF

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Consolidated Schedule of Investments	January 31, 2026 (Unaudited)
Global X Bitcoin Covered Call ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 24.4%
U.S. Treasury Bill 3.641%, 03/03/2026(A)	$2,700,000	$2,692,116
TOTAL U.S. TREASURY OBLIGATION (Cost $2,692,375)		2,692,116

	Shares
EXCHANGE-TRADED FUND — 16.0%
Domestic Equity — 16.0%
VanEck Bitcoin ETF ^*(B)	74,650	1,769,205
TOTAL EXCHANGE-TRADED FUND (Cost $2,377,489)		1,769,205

PURCHASED OPTIONS^ — 16.3% (Cost $1,804,644)		1,800,690
TOTAL INVESTMENTS — 56.7% (Cost $6,874,508)		$6,262,011

WRITTEN OPTIONS^ — (3.7)% (Premiums Received $(398,917))		$(405,330)

Percentages are based on Net Assets of $11,052,368.

A list of exchange-traded option contracts held by the Fund at January 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 16.3%
Call Options
iShares Bitcoin Trust ETF^	1,930	$9,165,570	$40.00	4/18/2026	$1,800,690
WRITTEN OPTIONS — (3.7)%
Put Options
iShares Bitcoin Trust ETF^	(1,930)	$(9,165,570)	$40.00	4/18/2026	$(272,130)

Consolidated Schedule of Investments	January 31, 2026 (Unaudited)
Global X Bitcoin Covered Call ETF

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (continued)
Call Options
iShares Bitcoin Trust ETF^	(1,200)	$(5,698,800)	$47.49	2/21/2026	$(133,200)

Total Written Options		$(14,864,370)			$(405,330)

^	Security is held by the Global X Bitcoin Covered Call Subsidiary Limited, as of January 31, 2026.
(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	For financial information on the VanEck Bitcoin ETF, please go to the Fund’s website at https://www.vaneck.com/us/en/investments/bitcoin-etf-hodl.

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligation	$—	$2,692,116	$—	$2,692,116
Exchange Traded Fund	1,769,205	—	—	1,769,205
Purchased Options	—	1,800,690	—	1,800,690
Total Investments in Securities	$1,769,205	$4,492,806	$—	$6,262,011

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(405,330)	$—	$(405,330)
Total Other Financial Instruments	$—	$(405,330)	$—	$(405,330)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

January 31, 2026 (Unaudited)
Glossary (abbreviations which may be used in preceding Consolidated Schedules of Investments):

Fund Abbreviations

CME — Chicago Mercantile Exchange

ETF — Exchange-Traded Fund

GLX-QH-010-0900

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Treasury Bond Enhanced Income ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 57.9%
U.S. Treasury Bonds
4.750%, 05/15/2055	$170,000	$166,202
4.750%, 08/15/2055	250,000	244,492
4.625%, 02/15/2055	80,000	76,637
4.625%, 11/15/2055	1,240,000	1,188,462
		1,675,793
U.S. Treasury STRIPS, PO
5.046%, 11/15/2054(A)(B)	600,000	143,892
5.018%, 02/15/2055(A)(B)	1,250,000	296,672
5.007%, 05/15/2055(A)(B)	1,250,000	293,450
4.744%, 11/15/2055(A)	3,700,000	849,429
4.690%, 08/15/2055(A)(B)	2,180,000	506,329
		2,089,772
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,866,670)		3,765,565

	Shares
EXCHANGE-TRADED FUND — 41.7%
Domestic Fixed Income — 41.7%
Global X Long-Term Treasury Ladder ETF (C)(D)	59,500	2,708,928
TOTAL EXCHANGE-TRADED FUND (Cost $2,716,306)		2,708,928
TOTAL INVESTMENTS — 99.6% (Cost $6,582,976)		$6,474,493

WRITTEN OPTIONS— (0.5)% (Premiums Received $(21,922))		$(32,846)

Percentages are based on Net Assets of $6,501,396.

A list of exchange-traded option contracts held by the Fund at January 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.5)%
Call Options
iShares 20+ Year Treasury Bond ETF	(452)	$(3,938,276)	$86.87	02/06/2026	$(32,846)

Schedules of Investments	January 31, 2026 (Unaudited)
Global X Treasury Bond Enhanced Income ETF

(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $825,054.
(C)	For financial information on the Global X Long-Term Treasury Ladder ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(D)	Affiliated investment.

The following is a summary of the level of inputs used as of January 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$3,765,565	$—	$3,765,565
Exchange-Traded Fund	2,708,928	—	—	2,708,928
Total Investments in Securities	$2,708,928	$3,765,565	$—	$6,474,493

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(32,846)	$—	$(32,846)
Total Other Financial Instruments	$—	$(32,846)	$—	$(32,846)

The following is a summary of the Fund’s transactions with affiliates for the period ended January 31, 2026:

Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 1/31/2026	Income	Capital Gains
Global X Long-Term Treasury Ladder ETF
$1,167,515	$1,709,062	$(115,211)	$(57,017)	$4,579	$2,708,928	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	January 31, 2026 (Unaudited)
Glossary (abbreviations used in preceding Schedules of Investments):

Fund Abbreviations

ETF — Exchange-Traded Fund

PO — Principal Only

STRIPS — Separate Trading of Registered Interest and Principal of Securities

GLX-QH-016-0200